Registration Nos. 333-109483

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

Post-Effective Amendment No. 23 to

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 19, 2018.

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-109483
May 1, 2018

THE GUARDIAN INVESTOR

ASSET BUILDER

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, and keep it for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account R (the Separate Account). This contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. It will also pay a death benefit if the Annuitant dies before Annuity Payments begin.

The minimum initial premium payment is $2,000. Your premiums may be invested in up to 20 Variable Investment Options or 19 Variable Investment Options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The Variable Investment Options invest in the mutual Funds listed below. Some of these Funds may not be available in your state. You may request copies of the prospectuses for these Funds from your registered representative or by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by visiting our web site at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II Shares)
–	Invesco V.I. Value Opportunities Fund
–	Invesco V.I. Government Securities Fund
•	AB Variable Product Series Fund, Inc. (Class B)
–	AB VPS Global Thematic Growth Portfolio
–	AB VPS Growth and Income Portfolio
–	AB VPS Large Cap Growth Portfolio
–	AB VPS Real Estate Investment Portfolio
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Products Funds (Service Class 2)
–	Fidelity VIP Balanced Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Investment Grade Bond Portfolio
–	Fidelity VIP Mid Cap Portfolio
–	Fidelity VIP Government Money Market Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Franklin Rising Dividends VIP Fund
–	Franklin Small Cap Value VIP Fund
–	Templeton Growth VIP Fund
•	Gabelli Capital Series Funds, Inc.
–	Gabelli Capital Asset Fund
•	Guardian Variable Products Trust
–	Guardian Core Plus Fixed Income VIP Fund
–	Guardian Diversified Research VIP Fund
–	Guardian Growth & Income VIP Fund
–	Guardian Large Cap Disciplined Growth VIP Fund
–	Guardian Large Cap Fundamental Growth VIP Fund
–	Guardian Mid Cap Relative Value VIP Fund
•	MFS® Variable Insurance Trust (Service Class)
–	MFS® New Discovery Series
–	MFS® Total Return Series
•	MFS® Variable Insurance Trust II (Service Class)
–	MFS® Strategic Income Portfolio
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust
•	Victory Variable Insurance Funds
–	Victory High Yield VIP Series
–	Victory INCORE Investment Quality Bond VIP Series
–	Victory INCORE Low Duration Bond VIP Series
–	Victory RS International VIP Series
–	Victory RS Large Cap Alpha VIP Series
–	Victory RS Small Cap Growth Equity VIP Series
–	Victory S&P 500 Index VIP Series
–	Victory SOPHUS Emerging Markets VIP Series

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Its contents are noted on page 91 of this prospectus.

The Statement of Additional Information, which is dated May 1, 2018, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the Accumulation Period of the contract. On an agreed date, you will start receiving regular payments based on the Accumulation Value of your contract. This is the annuity period. The amount of the annuity payments will depend on earnings during the Accumulation Period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the Accumulation Period, this contract allows you to allocate your Net Premium payments and Accumulation Value to as many as 20 Variable Investment Options, or 19 Variable Investment Options and the fixed-rate option.

When you allocate your premiums to the Variable Investment Options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the Accumulation Period, or the total amount of Annuity Payments made under the contract, will equal or exceed the Net Premium payments allocated to the Variable Investment Options. When you allocate your Net Premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 37 investment divisions, corresponding to 37 Variable Investment Options, each of which invests in a mutual Fund. Your Net Premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the Accumulation Value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity Payments under this contract must begin no later than the Annuitant’s 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period
•	Life annuity with a guaranteed period
•	Joint and survivor annuity
•	Payments to age 100
•	Payments for a period certain
•	10-year guaranteed period

These payout options are available on either a variable or fixed-rate basis. Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the Variable Investment Options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent Transfers Among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the Accumulation Period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The Accumulation Period: Transfers.

Death benefits

If you, or another person named as the Annuitant, should die before Annuity Payments begin, then we pay a death benefit to the Beneficiary. You also have the option of purchasing one of three enhanced death benefit riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

Optional riders

You also have the option to purchase other riders to provide additional benefits. DecadeSM, the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the Annuitant’s death if your contract earnings exceed your adjusted premium payments. The guaranteed minimum income benefit rider establishes a guaranteed income base that can be used to provide a guaranteed minimum income annuity benefit regardless of the investment performance of the contract. The guaranteed lifetime withdrawal benefit rider provides a guaranteed minimum withdrawal amount regardless of the investment performance of the contract. Please note that if you choose the living benefit rider or the guaranteed lifetime withdrawal benefit rider you must invest your premium payments and contract value in accordance with the allocation models described in those riders. In addition, if you choose the guaranteed lifetime withdrawal benefit rider, withdrawals in excess of the guaranteed withdrawal amount provided for under this rider can have adverse consequences. Please refer to Other contract features for more information.

Surrenders and partial withdrawals

At any time during the Accumulation Period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. A contingent deferred sales charge may apply to both surrenders and partial withdrawals. Once Annuity Payments begin, surrenders and partial withdrawals are only available with the Payments to age 100 or the Payments for a period certain annuity payout options. Please see The Accumulation Period: Surrenders and partial withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a Contract Owner:

•	Operating expenses for mutual Funds comprising the Variable Investment Options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract range from 0.41% to 2.43%, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.25% annually of the net asset value of your Variable Investment Options.

•	Administrative expenses

0.20% annually of the net asset value of your Variable Investment Options.

•	Contract fee

An annual fee of $35, if the Accumulation Value in your contract is less than $100,000 on your contract’s anniversary date.

The following are expenses that you may incur as a Contract Owner:

•	Contingent deferred sales charges

A charge of 2% to 8% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

•	Enhanced death benefit expense

If you choose this benefit, the annual expense is 0.20%, 0.25% or 0.30% of the net asset value of your Variable Investment Options, depending on the rider chosen.

•	Living benefit rider expense

If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

•	Earnings benefit rider expense

If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your Variable Investment Options.

•	Guaranteed minimum income benefit rider expense

If you choose this rider, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider.

2	PROSPECTUS	SUMMARY

•	Guaranteed lifetime withdrawal benefit rider expense

If you choose this rider, you will pay an annual charge ranging from 0.65% to 2.10% of the adjusted guaranteed withdrawal balance at the time the charge is deducted on each Contract Anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. The maximum expense range for these riders is 1.00% to 4.00%, depending on the option chosen.

•	Annuity taxes

A tax on premiums or Annuity Payments, applicable in some states and municipalities only, that currently range from 0.50% up to 3.5% of premiums paid to the contract.

•	Partial withdrawal charge

During the annuity period, if you choose Fixed Annuity Payments to Age 100, Variable Annuity Payments to Age 100 or Payments for a Period Certain as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to Fund a tax-qualified arrangement. Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. You have the right to examine the contract and return it for cancellation within 10 to 30 days of receiving it, depending on the state where you live. (If this contract is a replacement for another contract, you may have 30 to 60 days to examine the contract and return it for cancellation.) This is known as the free-look period. If you exercise this free-look privilege, and you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live. Please check your contract carefully for specific terms and conditions.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	8% of total premiums declining annually[1]
Number of contract years completed from the date of premium payment	Contingent deferred sales charge percentage
0	8%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7+	0% and thereafter
Transfer Fee:	Maximum: $25 Current: $0

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract Accumulation Value, depending on the state requirements.

1 The contingent deferred sales charge is assessed on premiums withdrawn that have been in your contract for less than seven contract years. You may withdraw in each contract year, without a deferred sales charge, a sum equal to the following: (i) the excess of value in your contract over the unliquidated premiums that have been in the contract for less than seven years on the date of withdrawal; plus (ii) 10% of premium payments that have been in the contract for less than seven years minus the aggregate amount of all prior free partial withdrawals of such premium payments made during the current contract year.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available during the annuity period if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information –Contract costs and expenses. Fund prospectuses provide a more complete description of the various costs and expenses of the underlying Variable Investment Options. Premium taxes may apply.

4	PROSPECTUS	EXPENSE TABLES

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual Funds associated with the Variable Investment Options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit (for contracts issued on or after December 26, 2006 – available in New York state only)	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

	Contracts with no rider benefits	Contracts with 7 yr EDB	Contracts with CAEDB	Contracts with GMDB	Contracts with LB or EB	Contracts with LB and EB	Contracts with 7 yr EDB and LB or EB	Contracts with 7 yr EDB LB and EB	Contracts with CAEDB and LB or EB	Contracts with CAEDB LB and EB	Contracts with GMDB and LB or EB	Contracts with GMDB, LB and EB
Mortality & Expense Risk Charge	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
• Charges for Additional Optional Riders
– 7 year Enhanced Death Benefit (7yr EDB)	0.00%	0.20%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%	0.00%	0.00%	0.00%	0.00%
– Contract Anniversary Enhanced Death Benefit (CAEDB)	0.00%	0.00%	0.25%	0.00%	0.00%	0.00%	0.00%	0.00%	0.25%	0.25%	0.00%	0.00%
– Guaranteed Minimum Death Benefit (GMDB)	0.00%	0.00%	0.00%	0.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.30%	0.30%
– Living Benefit (LB)}	0.00%	0.00%	0.00%	0.00%	0.25%	0.50%	0.25%	0.50%	0.25%	0.50%	0.25%	0.50%
– Earnings Benefit (EB)
Subtotal Other Separate Account Fees	0.20%	0.40%	0.45%	0.50%	0.45%	0.70%	0.65%	0.90%	0.70%	0.95%	0.75%	1.00%
Total Separate Account Level Annual Expenses	1.45%	1.65%	1.70%	1.75%	1.70%	1.95%	1.90%	2.15%	1.95%	2.20%	2.00%	2.25%

FEES FOR OPTIONAL RIDERS DEDUCTED FROM ACCUMULATION VALUE

Annual Guaranteed Minimum Income Benefit Rider Fee (as a percentage of the guaranteed income base†):	0.50%
†	Please see the (Guaranteed Minimum Income Benefit (GMIB) Rider section of this prospectus for a definition of “guaranteed income base.”

EXPENSE TABLES	PROSPECTUS	5

Annual Rider Fees for Guaranteed Lifetime Withdrawal Benefit (GLWB) Options (as a percentage of the adjusted guaranteed withdrawal balance):

	Single	Single w/ Death Benefit	Spousal	Spousal w/ Death Benefit
Guardian Target 300 (not available in New York) maximum**	2.50%	3.00%	3.50%	4.00%

current**	1.20%	1.70%	1.60%	2.10%
Guardian Target 200 (not available in New York) maximum**	2.50%	3.00%	3.50%	4.00%

current**	0.95%	1.45%	1.25%	1.75%
Guardian Target Future (available only in New York) maximum**	2.50%	3.00%	N/A	N/A

current**	0.75%	1.25%	N/A	N/A
Guardian Target Now (available in all states except for spousal option which is not available in New York) maximum**	1.00%	1.50%	2.00%	2.50%

current**	0.65%	1.15%	0.85%	1.35%
**	The current charge for this rider ranges from 0.65% to 2.10%, depending on the rider chosen. We reserve the right to increase the charge to a maximum ranging from 1.00% to 4.00%, depending on the rider chosen, if the guaranteed withdrawal balance is stepped up to equal the Accumulation Value of the contract. The definition of “adjusted guaranteed withdrawal balance” for the GLWB rider options is the greater of the total premium payments made under the contract or the guaranteed withdrawal balance on the preceding day plus any increase as a result of the application of the annual minimum guarantee or cumulative guarantee. Please see the Guaranteed Minimum Withdrawal Benefit Riders section of this prospectus for more information.

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)***	0.41%	2.43%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

***	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ending December 31, 2017. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the Funds’ expense ratios for the Funds’ current fiscal year to be higher than the expense information presented.

6	PROSPECTUS	EXPENSE TABLES

Expense Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract. All costs are as of the last day of the applicable time period, except for the rider charge and contract fee, which are as of the following contract anniversary. The costs include the Contract Owner transaction expenses, an annual contract fee of $35, and separate account annual expenses which include a daily administrative charge at an annual rate of 0.20% and a daily mortality and expense risk charge at an annual rate of 1.25% of the net asset value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year.

Example 1 shows a contract with a spousal version of the Guardian Target 300 Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider with the optional death benefit (which are the most expensive optional features available under the contract). The costs shown are the maximum (4.00%) and current (2.10%) GLWB rider fees, and the maximum average weighted Fund expense (0.90%) for the aggressive model and the minimum average weighted Fund expense (0.82%) for the conservative model which are two of the allocation models available under the GLWB rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Contract with the spousal version of the Guardian Target 300 GLWB Rider with the optional death benefit and maximum and minimum allocation model expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$1,509	$2,798	$4,173	$8,157
Conservative Model:	$1,501	$2,775	$4,136	$8,097
Current Rider Charge
Growth Model:	$1,306	$2,163	$3,075	$5,743
Conservative Model:	$1,298	$2,139	$3,037	$5,674
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$ 709	$2,198	$3,773	$8,157
Conservative Model:	$ 701	$2,175	$3,736	$8,097
Current Rider Charge
Growth Model:	$ 506	$1,563	$2,675	$5,743
Conservative Model:	$ 498	$1,539	$2,637	$5,674

Example 2 shows a basic contract without any riders (which is the least expensive way to purchase the contract) and maximum (2.43%) and minimum (0.41%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic contract without any riders and maximum and minimum underlying mutual fund expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,242	$1,934	$2,636	$4,532
Minimum:	$1,030	$,307	$1,606	$2,560
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$ 442	$1,334	$2,236	$4,532
Minimum:	$ 230	$ 707	$1,206	$2,560

These Examples do not reflect transfer fees or annuity taxes (which may range from 0.50% up to 3.5%, depending on the jurisdiction). Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples. A table of Accumulation Unit values is in Appendix A – Summary Financial Information.

EXPENSE TABLES	PROSPECTUS	7

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $17.3 billion as of December 31, 2017. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2017, Guardian Life had total admitted assets (Statutory basis) in excess of $55.6 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

8	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

6255 Sterner’s Way

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We will not issue a contract if the owner or the Annuitant is over 85 years of age. We have the right to reject any application, proposed purchase or initial premium payment for any reason.

If we accept your purchase as received, we will credit your Net Premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $2,000. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. However, if you purchase the GMIB rider, the initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $1,000,000 in the aggregate without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000. If your contract is issued in Massachusetts, we will not accept premium payments after the Annuitant’s 81st birthday. Also, some restrictions on premium payments apply if you purchase the GLWB rider. See Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider for further information.

Pursuant to tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts.

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	9

THE ACCUMULATION PERIOD

Accumulation

units

The value of Accumulation Units will vary as the value of investments rises and falls in the Variable Investment Options and also due to expenses and the deduction of certain charges.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent Net Premium payments to your contract on the same day we receive them, provided we receive them prior to the close of a Valuation Date in Good Order.

If we receive your payment after the close of a Valuation Date, that payment will be valued as of the close of the next Valuation Date. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the Net Premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient Funds, we reserve the right to reverse the investment options chosen. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen.

We use Net Premium payments to purchase accumulation units in the Variable Investment Options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds and also include the daily portion of Separate Account Level Expenses applicable to your contract and any riders chosen. See the Separate Account Level Annual Expenses table under the Expense Tables section. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the Variable Investment Options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent Net Premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 Variable Investment Options, or 19 Variable Investment Options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

10	PROSPECTUS	ACCUMULATION PERIOD

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account R, to receive and invest your premium payments in the Variable Investment Options. The Separate Account has 37 investment divisions, corresponding to the 37 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on March 12, 2003. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the Contract Owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets among investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

ACCUMULATION PERIOD	PROSPECTUS	11

Variable

Investment Options

You may choose to invest in a maximum of 20 of the Variable Investment Options or 19 of the Variable Investment Options and the fixed rate option at any time.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the 37 Variable Investment Options or 19 of the Variable Investment Options and the fixed rate option at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act. However, if you elect the Guaranteed Lifetime Withdrawal Benefit rider, you must invest all of your premium payments and the contract Accumulation Value in one of the specified asset allocation models. See Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

12	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital.	Invests in equities of developed and emerging-market companies, diversified across industries, including both newer companies and well-known, established companies of all market caps. Normally holds equities of 60 – 80 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Growth and Income Portfolio (Class B)	Long-term growth of capital.	Invests primarily in U.S. stocks, although it may invest in non-U.S. securities. Invests in companies of any size and in any industry. Normally holds equities of approximately 60 – 90 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap US stocks, although it may invest in non-US securities. Normally holds equities of 50 – 70 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Real Estate Investment Portfolio (Class B)	Long-term growth of capital and income.	Invests in equity securities of real estate investment trusts (REITs) and other companies in the industry, such as real estate operating companies (REOCs). May invest in mortgage-backed securities, short-term investment grade debt securities and other fixed-income securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
Davis Financial Portfolio	Long-term growth of capital.	Davis Financial Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020
Davis Real Estate Portfolio	Total return through a combination of growth and income.	Davis Real Estate Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020
Davis Value Portfolio	Long-term growth of capital.	Davis Value Portfolio invests principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020

ACCUMULATION PERIOD	PROSPECTUS	13

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Balanced Portfolio (Service Class 2)	The fund seeks income and capital growth consistent with reasonable risk.

Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

Investing in domestic and foreign issuers. With respect to the fund’s equity investments, allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

With respect to the fund’s equity investments, investing in either “growth” stocks or “value” stocks or both.

Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. One Spartan Way Merrimack, NH 03054 and FMR Co., Inc. 245 Summer Street Boston, MA 02210 and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Equity-Income Portfolio (Service Class 2)	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Normally investing at least 80% of assets in equity securities.

Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks.

Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

Investing in domestic and foreign issuers.

Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Potentially using covered call options as tools in managing the fund’s assets.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210

14	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Government Money Market Portfolio (Service Class 2)(i)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.

Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
Fidelity VIP Investment Grade Bond Portfolio (Service Class 2)	The fund seeks as high a level of current income as is consistent with the preservation of capital.

Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

Managing the fund to have similar overall interest rate risk to the Barclays® U.S. Aggregate Bond Index.

Allocating assets across different market sectors and maturities.

Investing in domestic and foreign issuers.

Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Investing in lower-quality debt securities.

Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives – such as swaps (interest rate, total return, and credit default), options, and futures contracts – and forward-settling securities, to adjust the fund’s risk exposure.

Investing in Fidelity’s central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
(i)

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment accoun may become low and possibly negative.

ACCUMULATION PERIOD	PROSPECTUS	15

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Mid Cap Portfolio (Service Class 2)	The fund seeks long-term growth of capital.

Normally investing primarily in common stocks.

Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

Potentially investing in companies with smaller or larger market capitalizations.

Investing in domestic and foreign issuers.

Investing in either “growth” stocks or “value” stocks or both.

Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Franklin Rising Dividends VIP Fund (Class 2 Shares)	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
Franklin Small Cap Value VIP Fund (Class 2 Shares)	Seeks long-term total return.	Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC (Advisory Service) 101 John F. Kennedy Parkway Short Hills, NJ 07078
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective.	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.	Gabelli Funds, LLC One Corporate Center Rye, NY 10580-1422

16	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Guardian Core Plus Fixed Income VIP Fund	The Fund seeks income and capital appreciation to produce a high total return.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. The Fund may invest up to 20% of its net assets in high-yield fixed income investments (commonly referred to as “junk bonds”). The Fund also may invest in fixed income investments issued by foreign entities but denominated in U.S. dollars, and fixed income investment issued by foreign entities and denominated in currencies other than the U.S. dollar.

The Fund generally invests in the following types of fixed income investments: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities; mortgage-backed and other asset-backed securities; inflation-linked investments; and senior loans, including bridge loans, novations, assignments, and participations.

The Fund may invest in derivatives, including futures, forwards, options, and swaps, for hedging and non-hedging purposes. The Fund may also invest in derivatives to seek to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative is based, or for cash management purposes. For example, the Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

			Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302
Guardian Diversified Research VIP Fund	The Fund seeks capital appreciation.	The Fund invests mainly in common stocks (growth or value stocks or both) of U.S. large-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Putnam Investment Management, LLC 1 Post Office Square Boston, MA 02109
Guardian Growth & Income VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests primarily in the equity securities of U.S. companies that the Fund’s subadviser believes are undervalued, focusing on dividend-paying securities. Although the Fund invests primarily in large capitalization companies, the Fund may invest in companies with different market capitalizations (i.e., mid-capitalization).	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105
Guardian Large Cap Disciplined Growth VIP Fund	The Fund seeks to maximize long-term growth.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities of companies with large market capitalizations. The Fund may invest in foreign securities, either directly or through depositary receipts. The Fund may also invest in securities of emerging market issuers.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Wellington Management Company LLP 280 Congress Street Boston, MA 02210

ACCUMULATION PERIOD	PROSPECTUS	17

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Guardian Large Cap Fundamental Growth VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of U.S. large-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Clearbridge Investments, LLC 620 Eighth Ave 48th Floor New York, NY 10018
Guardian Mid Cap Relative Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Wells Capital Management Incorporated 525 Market Street San Francisco, CA 94105
Invesco V.I. Government Securities Fund (Series II)	Total return, comprised of current income and capital appreciation.	The Fund invests, under normal circumstance, at least 80% of its net assets (plus any borrowing for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies, instrumentalities or sponsored corporations, and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Value Opportunities Fund (Series II)	Long-term growth of capital.	Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks, preferred stocks and convertible securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
MFS® New Discovery Series (Service Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with small capitalizations, but may invest in companies of any size. MFS may invest the fund’s assets in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Strategic Income Portfolio (Service Class)	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Normally invests primarily in a broad range of debt instruments issued by U.S. and foreign corporate, government, and other entities, including below investment grade quality debt instruments and debt instruments of issuers located in emerging market countries. Focuses on investing in corporate bonds, mortgage-backed and other asset-backed securities, U.S. Government securities, and debt instruments of issuers located in emerging market countries. MFS may invest the fund’s assets in other mutual funds advised by MFS that invest in particular investment types rather than investing directly in such investments. The fund may also invest its assets in equity securities. May invest up to 100% of its assets in below investment grade quality debt instruments. MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

18	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Total Return Series (Service Class)	Seeks total return.	The fund invests in a combination of equity securities and debt instruments. MFS generally invests approximately 60% of the fund’s assets in equity securities and approximately 40% of the fund’s assets in debt instruments. These weightings do not reflect the fund’s cash balance and can vary over time due to market movements and cash flows. Of the fund’s investments in equity securities, MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments. The fund may invest in foreign securities. While the fund may invest the equity portion of the fund’s assets in companies of any size, it primarily invests in companies with large capitalizations. MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
Templeton Growth VIP (Class 2 Shares)	Seeks long-term capital growth.	Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisers Limited Lyford Cay Nassau, Bahamas
Value Line Centurion Fund	Long-term growth of capital.	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System.	EULAV Asset Management 7 Times Square, 21st Floor 42nd Street New York, NY 10036
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk.	U.S. common stocks, bonds and money market instruments.	EULAV Asset Management 7 Times Square, 21st Floor 42nd Street New York, NY 10036
Victory High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. For purposes of this investment strategy, an investment is considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004

ACCUMULATION PERIOD	PROSPECTUS	19

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory INCORE Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory INCORE Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS International VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States. For purposes of this investment strategy, a company is considered to do a substantial amount of business outside of the United States if a company derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Large Cap Alpha VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in companies considered by the Fund’s investment management team to be (at the time of purchase) large-capitalization companies. For purposes of this investment strategy, a company is considered to be large-capitalization if its market capitalization is at least $5 billion.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

20	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory RS Small Cap Growth Equity VIP Series	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, a company is considered to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests primarily in stocks of companies included in the S&P 500 by investing at least 95% of its net assets in the stocks of companies included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund’s investment management team does not actively determine the stock selection or sector allocation. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor’s as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. For purposes of this investment strategy, the percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization – which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

ACCUMULATION PERIOD	PROSPECTUS	21

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory Sophus Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, an emerging market country is one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. Also for purposes of this investment strategy, a company is considered an emerging market company if it is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other Funds managed by the same adviser. The Funds may also have the same or similar names to mutual Funds available directly to the public on a retail basis. The Funds are not the same Funds as the publicly available Funds. As a result, the investment returns of the Funds may be higher or lower than these similar Funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other Fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our Contract Owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Currently all investment advisors (or their affiliates) pay us compensation every year for administration or other expenses. This compensation ranges from 0.10% to 0.35% of the average daily net assets that are invested in the Variable Investment Options available through the Separate Account. We also receive 12b-1 fees from all Funds, except portfolios from the Davis Variable Account Fund, Inc., Gabelli Capital Series Funds, Inc., and Victory Variable Insurance Funds. Currently, the amount of 12b-1 fees ranges from 0.25% to 0.40%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from Fund assets. Contract Owners, through their indirect investment in the funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the Funds. We may profit from these payments.

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When you buy a contract, please note:

•	You can choose up to 20 Variable Investment Options or 19 Variable Investment Options and the fixed-rate option at any one time.

•	There are no initial sales charges on the premium payments that you allocate to the Variable Investment Options.

•	All of the dividends and capital gains distributions that are payable to Variable Investment Options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your Accumulation Value to a payment option in order to make Annuity Payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone at our Customer Service Contact Center at 1-888-GUARDIAN (1-888-482-7342). Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges. Please see the Transfers section for more information on fees and restrictions on transfers.

•	You can change beneficiaries as long as the Annuitant is living.

Selection of Funds

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain Funds, such as the Victory High Yield VIP Series, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the Fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of Accumulation Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including the fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the Funds you have chosen.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment

ACCUMULATION PERIOD	PROSPECTUS	23

company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the Net Premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your Net Premium payments to this option, subject to the conditions stated below, or you may choose it as one of your investment selections. The value of your Net Premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate of 3%, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next Contract Anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next Contract Anniversary date.

The fixed-rate option may not be available in your state. We reserve the right to discontinue this option at any time. We also reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts.

Transfers

You generally can transfer money among Variable Investment Options both before and after the date Annuity Payments are scheduled to begin.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

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TRANSFERS

You can transfer money among Variable Investment Options or change your future percentage allocations to options both before and, if you have selected a variable annuity payout option, after the date Annuity Payments begin. You can also transfer to and from the fixed-rate option, but only before the date Annuity Payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the Accumulation Period and up to 30 days before the date Annuity Payments are scheduled to begin, you can transfer all or part of your Accumulation Value among the contract options. These transfers are subject to the following rules:

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the Contract Anniversary Date. There is an exception for the dollar cost averaging feature; amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	33 1/3% of the amount in the fixed-rate option on the applicable Contract Anniversary Date; or

–	$10,000; or

–	(a) multiplied by (b), where:

•	(a) is the total dollar amount transferred from the fixed-rate option in the previous contract year, and

•	(b) is 1.15.

•	Each transfer involving the Variable Investment Options will be based on the Accumulation Unit value that is next calculated after we have received proper transfer instructions from you.

•

If you have selected any GMWB rider, your transfers are limited to moving 100% of the contract Accumulation Value from one allocation model to another allocation model. See Guaranteed Minimum Withdrawal Benefit (GMWB) Riders.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in Good Order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values.

After the date Annuity Payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the Variable Investment Options only once each month. No fixed-rate option transfers are permitted.

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FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the Variable Investment Options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

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•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying Fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the Fund is not accepted by, or is reversed by, an applicable Fund.

The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be

You should be aware that, upon request by a Fund or its agent, we are required to provide them with information about you and your trading activities in and out of the Fund(s). In addition, a Fund may require us to restrict or prohibit your purchases and exchanges of Fund shares if the Fund identifies you as having violated the frequent trading policies of that Fund.

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Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular Fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the Accumulation Period and while the Annuitant and all Contract Owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or partial withdrawals after the date Annuity Payments begin. See Variable Annuity Payout Options.

Your request for surrenders and partial withdrawals must be received in Good Order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit

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value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses: Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro rata basis, unless you instruct us differently. The portion of a partial withdrawal and any applicable deferred sales charges that exceed the value of the Variable Investment Options will be deducted from the fixed-rate option.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

You are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the sum of the following:

•	the earnings in your contract over the unliquidated premiums that have been in the contract for less than seven contract years on the date of withdrawal; plus

•

10% of premium payments that have been in the contract for less than seven contract years minus the aggregate amount of all prior free partial withdrawals of such premium payments made during the current contract year.

This privilege is referred to as the 10% free withdrawal provision. Premiums that are older than seven contract years can be withdrawn without a deferred sales charge.

For the purpose of calculating the deferred sales charge on the unliquidated premiums that have been in the contract for less than seven years:

–	all amounts withdrawn are deemed to be taken out on a first-in-first-out basis, that is, all amounts taken out are deemed to have come first from the oldest premium of the unliquidated premiums that have been in the contract for less than seven years;

–	any free withdrawal amounts taken under the 10% free withdrawal provision will not be considered to be a reduction of the unliquidated premiums that have been in the contract for less than seven years; and

–	partial withdrawals without a deferred sales charge using the excess of the contract value over the unliquidated premiums that have been

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) and other qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

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in the contract for less than seven years on the date of withdrawal are not considered to be withdrawals of premium payments for purposes of calculating the amount of unliquidated premiums that have been in the contract for less than seven years.

All withdrawal amounts that are not greater than the excess of the Accumulation Value over the unliquidated premiums that have been in the contract for less than seven years on the date of withdrawal will not be considered to have been a withdrawal under the 10% free withdrawal provision.

The 10% free withdrawal provision is not cumulative and is only available on a contract year basis. Any free withdrawal amounts under the 10% free withdrawal provision not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In the case of a surrender of the contract: (i) the amount that may be withdrawn from the contract without incurring a deferred sales charge is equal to the excess of the Accumulation Value on the date of surrender over the unliquidated premiums that have been in the contract for less than seven contract years; and (ii) the 10% free withdrawal provision is not applicable.

You may request a schedule of systematic partial withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the date elected. If the effective date falls on a non business day, the withdrawal will process on the following business day. Withdrawals under this program are not the same as Annuity Payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

In spousal continuation situations, we withdraw all premium payments made prior to spousal continuation, which are not subject to a deferred sales charge, before we withdraw any premium payments made after spousal continuation.

We will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in Good Order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at our Customer Service Office Contact center at 1-888-GUARDIAN (1-888-482-7342).

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Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the Contract Owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the Contract Owner. See Federal tax matters for more information.

Involuntary Surrenders When Contract Value is Less than $2,000

If you have less than $2,000 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing. We also have the right to modify or discontinue either program. We’ll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitations on such transfers.

Reports

At least twice each year, we send a report to each Contract Owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each Contract Owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or writing our Customer Service Office.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the Fidelity VIP Government Money Market Portfolio investment division or the fixed-rate option, but not from both. The money can go into one or more of the other Variable Investment Options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Fidelity VIP Government Money Market Portfolio or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until Annuity Payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in Good Order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

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You may select dollar cost averaging from the Fidelity VIP Government Money Market Portfolio investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total Accumulation Value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Additionally, we offer programs that provided special rates of interest if you elect dollar cost averaging for specific periods for the amount contributed to the fixed-rate option at the time your contract is issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. The first transfer occurs on the issue date of the contract. The remaining transfers occur on each Monthly Contract Anniversary until the program’s conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your Variable Investment Options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an Accumulation Value of at least $10,000.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract Accumulation Value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

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GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. However, we reserve the right to limit the frequency of Automated Alerts. You will be notified if GIAC discontinued or restricted Automated Alert privileges. At any time you may terminate your Automated Alert privileges or opt out of the Automated Alert Program. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The Accumulation Period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone the date of any calculation or payment from the Variable Investment Options if:

•	the New York Stock Exchange is closed other than for customary week-end and holiday closings or restricts trading,

•	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a Variable Investment Option’s assets is not reasonably practicable, or

•	the SEC, by order, permits us to postpone in order to protect Contract Owners remaining in the Variable Investment Options

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contractowner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits or make Annuity Payments. If a contract is frozen, the Accumulation Value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

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THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the Annuity Commencement Date when your contract is converted to a stream of Annuity Payments. The date you choose can’t be later than the Annuitant’s 90th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your Annuity Payments will be processed on the first business day of the following month.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your Accumulation Value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the Annuitant,

•	the annuity payout option you choose, and

•	if you choose a variable payout option, the assumed investment return you choose, and the investment returns of the Variable Investment Options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your Accumulation Value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, F-4 or F-5, or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable Annuity Payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your Annuity Payments won’t be affected by the longevity of Annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

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We will make Annuity Payments once a month, or another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

•	We may change the schedule of payments to avoid payments of less than $20.

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable Annuity Payments of 0%, 3 1/2% or 5%, if allowed by applicable law or regulation, before we start making payments to you. (In New York and Florida, a 5% assumed investment return is not allowed.) If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable Annuity Payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in Annuity Payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future Annuity Payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the Variable Investment Options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable Annuity Payments will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable Annuity Payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable Annuity Payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have Annuity Payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your Annuity Payments begin. At any time, we may discontinue any of these options or make additional options available.

On the Annuity Commencement Date, you may elect to restrict certain rights any Beneficiary may have under the contract in the event that the

ANNUITY PERIOD	PROSPECTUS	35

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

contractowner and/or Annuitant dies while there are guaranteed Annuity Payments still outstanding. If you choose this election, the Beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining Annuity Payments;

•	name or change any contingent or concurrent Beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the contractowner and/or Annuitant.

We must receive written notice in Good Order prior to the Annuity Commencement Date that you elect to apply the above restrictions. Once elected, only the contractowner on record as of the Annuity Commencement Date can revoke this election, and once it is revoked, it cannot be reinstated.

VARIABLE ANNUITY PAYOUT OPTIONS

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable Annuity Payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the Variable Investment Options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for Beneficiaries. It is possible that we may only make one payment under this option, if the Annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with Guaranteed Period

We make payments during the Annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the Beneficiary. Available guaranteed periods are for 60, 120, 180 or 240 months. Upon the Annuitant’s death, the Beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If the Beneficiary dies while receiving the payments, the present value of the remaining number of variable Annuity Payments will be paid in one lump sum to the beneficiary’s estate.

36	PROSPECTUS	ANNUITY PERIOD

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant. If one dies, payments will continue during the survivor’s lifetime. After the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a percentage of the amount that would have been payable if both Annuitants were living, as chosen at the time of election of this option. It is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment.

OPTION V-4 – Variable Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the Annuitant’s age when Annuity Payments begin. If the Annuitant dies before age 100, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period. (In Oregon, this option is not available.)

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

If you make a surrender or partial withdrawal during the annuity period under Option V-4 and if we waived the deferred sales charge when the

ANNUITY PERIOD	PROSPECTUS	37

contract proceeds were applied to the Option V-4, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

•

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

38	PROSPECTUS	ANNUITY PERIOD

Fixed-Rate Annuity Payout Options

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for Beneficiaries. It is possible we may only make one payment under this option, if the Annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the Beneficiary. Available guaranteed periods are for 60, 120, 180 or 240 months. Upon the Annuitant’s death, the Beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the remaining payments. If the Beneficiary dies while receiving the payments, the present value of the remaining number of Annuity Payments will be paid to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant. If one dies, payments will continue during the survivor’s lifetime. After the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a percentage of the amount that would have been payable if both Annuitants were living, as chosen at the time of election of this option. Under this version, it is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the Annuitant’s age when Annuity Payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%. (In Oregon, this option is not available.)

If the Annuitant dies before age 100, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Fixed Annuity Payments to Age 100

•	OPTION F-5 Payments for a Period Certain

•	OPTION F-6 10-Year Guaranteed Period

ANNUITY PERIOD	PROSPECTUS	39

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the Annuitant dies during the payment period, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining

40	PROSPECTUS	ANNUITY PERIOD

monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

ANNUITY PERIOD	PROSPECTUS	41

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the Annuitant dies during the ten year payment period, the remaining payments will be made to the Beneficiary or the Beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

42	PROSPECTUS	ANNUITY PERIOD

OTHER CONTRACT FEATURES

DEATH BENEFITS

If the Annuitant you have named dies before the date Annuity Payments begin, we pay a death benefit unless you have named a Contingent Annuitant. In that situation, the death benefit is payable prior to the date Annuity Payments are scheduled to begin upon the death of the later to survive of the Annuitant and Contingent Annuitant. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits upon the death of the Annuitant.

If the Annuitant was age 79 or younger on the contract’s issue date, the benefit is the greater of:

•	the Accumulation Value of the contract at the end of the Valuation Period during which we receive proof of death and all required documents in Good Order, minus any annuity taxes; or

•	the total of all premiums paid, minus an adjusted amount for each partial withdrawal.

The adjusted amount for each partial withdrawal is determined by:

(a)	dividing the amount of each partial withdrawal, including any applicable deferred sales charges and annuity taxes, by the Accumulation Value of the contract immediately before that withdrawal; and

(b)	multiplying the result of (a) by the death benefit immediately prior to the withdrawal.

This means that the dollar amount of the reduction in the death benefit can be greater than the dollar amount of the withdrawal.

For Annuitants aged 80 or older on the contract’s issue date, the death benefit will be the Accumulation Value at the end of the Valuation Period during which we receive proof of death and all required documents in Good Order, minus any annuity taxes.

If you and the Annuitant are not the same person, and you (or any owner) die before the date that Annuity Payments begin, the death benefit, if paid in one sum, will be the Accumulation Value at the end of the Valuation Period during which we receive proof of death and all required documents in Good Order, minus any annuity taxes.

If the Annuitant is not the Contract Owner and dies on or before the date that Annuity Payments begin, we will pay the death benefit to the beneficiary. If the beneficiary has also died, we will pay the benefit to the contingent beneficiary. If no contingent beneficiary has been named, then we will pay the benefit to you, the Contract Owner. However, if you are no longer living, we will pay the benefit to your estate.

If you are both the Annuitant and the owner of the contract, and you die before the date Annuity Payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your

Death benefits

If you or the Annuitant you have named dies before the date Annuity Payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit upon the death of the Annuitant.

OTHER CONTRACT FEATURES	PROSPECTUS	43

interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract unless a joint owner has been named.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

•

You, the Contract Owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the Annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the Accumulation Value of the contract as of the end of the Valuation Period during which we received proof of death in Good Order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to the Fidelity VIP Government Money Market Portfolio Series investment option.

If you are a Contract Owner but not the Annuitant, and you die before the date Annuity Payments begin, then any joint Contract Owner will become the new owner of the contract. If you haven’t named a joint Contract Owner, then your beneficiary will become the new owner of the contract. In the event of any Contract Owner’s death, we must distribute all of the Owner’s interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a Contract Owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint Contract Owner) is not your spouse, and you die before the date Annuity Payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased Contract Owner’s interest:

•	is payable to, or for the benefit of, any new Contract Owner, and

•	will be distributed over the new Contract Owner’s life, or over a period not extending beyond the life expectancy of any new Contract Owner.

Primary Annuitant

Please note that the primary Annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

44	PROSPECTUS	OTHER CONTRACT FEATURES

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint Contract Owner) is your spouse, he or she can continue the contract, assuming the role of Contract Owner. See Spousal continuation below.

If an owner of the contract is not an individual, then the primary Annuitant will be treated as the owner of the contract. In this situation, any change in the Annuitant will be treated as the death of the Contract Owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named beneficiary on the date of your death; or

•	your contract has two joint owners; and

•	one but not both joint owners dies before Annuity Payments begin;

•	the two joint owners were married to each other on the date of the deceased owner’s death; and

•	both joint owners were the only named concurrent beneficiaries on the date of the deceased owner’s death.

If the sole beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, he or she may elect to continue the annuity contract. If the beneficiary elects this option, the beneficiary may become the owner and Annuitant of the contract and must designate a new beneficiary. This will give the beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

On June 26, 2013, the U.S. Supreme Court ruled in U.S. v. Windsor that Section 3 of the Federal Defense of Marriage Act is unconstitutional. Now if a couple is married in a jurisdiction that recognizes same-sex marriage, the couple are “spouses” for federal tax purposes and afforded income-deferred options under 72(s) and 401(a)(9). The Department of the Treasury and the Internal Revenue Service have determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides.

Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not be available to such partners and spousal continuation in such

OTHER CONTRACT FEATURES	PROSPECTUS	45

cases may impact the contract’s qualification as a tax deferred vehicle. Please consult with a tax advisor with questions regarding your tax situation.

We must receive proof in Good Order of the Owner’s death. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by the 90th day after we receive due proof of death, spousal continuation will automatically be deemed to have been elected on that day. The surviving spouse may also provide notice of election of spousal continuation by the 90th day in Good Order at our Customer Service Office. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner’s death exceed the Accumulation Value on the date used to calculate the death benefit, then we will credit the Fidelity VIP Government Money Market Portfolio variable investment option with an amount equal to the difference between the death benefit proceeds and the Accumulation Value. If applicable, the surviving spouse will replace the deceased owner as Annuitant or Contingent Annuitant. The death benefit payable under the continued contract is the Accumulation Value at the end of the Valuation Period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the Annuitants are under age 75 on your contract’s issue date. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

Three enhanced death benefit riders are offered:

•

The 7 Year Enhanced Death Benefit Rider provides a death benefit equal to the adjusted Accumulation Value for the reset date immediately prior to the Annuitant’s death. The reset date is every seventh Contract Anniversary date (e.g., 7th, 14th, 21st, etc.). This enhanced death benefit is available in all states and is the least expensive of the three, with a daily charge based on an annual rate of 0.20% of the net assets of your Variable Investment Options.

•	The Contract Anniversary Enhanced Death Benefit Rider pays a death benefit which equals the highest adjusted Accumulation Value on any Contract Anniversary value before the death of the Annuitant and

46	PROSPECTUS	OTHER CONTRACT FEATURES

before the Annuitant’s 85th birthday. This rider is only available in New York state, with a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

•

The Guaranteed Minimum Death Benefit Rider pays a death benefit that is equal to the greater of the 3% simple interest death benefit, as described below, or the Contract Anniversary death benefit, as described below. This rider has the highest per annum rider fee of the three enhanced death benefits and is available in all states except New York, with a daily charge based on an annual rate of 0.30% of the net assets of your Variable Investment Options.

These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for information about the availability of any of the riders under your contract. If you select the GLWB rider, you cannot select any of these enhanced death benefit riders.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider equals the adjusted Accumulation Value for the reset date immediately preceding the Annuitant’s date of death. The adjusted Accumulation Value is the Accumulation Value of the basic contract on the applicable reset date:

–	plus any Net Premiums paid after the reset date

–	minus an adjusted amount for each partial withdrawal made after the reset date.

The adjusted amount for each partial withdrawal is determined by:

(i)	dividing the amount for each partial withdrawal, including any applicable deferred sales charges and any annuity taxes, by the Accumulation Value immediately prior to that withdrawal; and

(ii)	multiplying the result of (i) by the enhanced death benefit immediately prior to the withdrawal.

This means that the dollar amount of the reduction in the death benefit can be greater than the dollar amount of the withdrawal.

The first reset date is on the seventh Contract Anniversary Date. After this, each reset date will be each seventh Contract Anniversary Date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider equals the highest adjusted Accumulation Value on any contract anniversary before the death of the Annuitant and before the Annuitant’s 85th birthday and on or after December 26, 2006, this rider will only be available in New York state. The adjusted Accumulation Value is the Accumulation Value of the basic contract on any contract anniversary:

–	plus any Net Premium payments received after that Contract Anniversary

OTHER CONTRACT FEATURES	PROSPECTUS	47

–	minus an adjusted amount for each partial withdrawal made after that contract anniversary

The adjusted amount for each partial withdrawal is determined by:

(i)	dividing the amount of each partial withdrawal, including any deferred sales charges and annuity taxes, by the Accumulation Value immediately prior to that withdrawal; and

(ii)	multiplying the result of (i) by the contract anniversary enhanced death benefit immediately prior to the withdrawal.

This means that the dollar amount of the reduction in the death benefit can be greater than the dollar amount of the withdrawal.

Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses: Contingent deferred sales charge.

Guaranteed Minimum Death Benefit Rider

The enhanced death benefit under this rider is the greater of:

•	the 3% simple interest death benefit, as described below; or

•	the contract anniversary death benefit, as described below.

The 3% simple interest death benefit is:

•	the total of all premiums paid less partial withdrawals (as described below)

•	minus any adjustments (as described below)

•	multiplied by 3% simple interest from the date of each of these transactions, up to a maximum of 200% of all premium payments minus any partial withdrawals and adjustments.

A partial withdrawal is the amount of the partial withdrawal, including any applicable deferred sales charges and annuity taxes.

An adjustment is calculated by:

•	subtracting the Accumulation Value of the contract immediately before a partial withdrawal is taken from the 3% simple interest death benefit immediately before the partial withdrawal is taken

•	multiplying that amount by the partial withdrawal

•	dividing that sum by the Accumulation Value of the contract immediately before the partial withdrawal is taken.

This means that the dollar amount of the reduction in the death benefit can be greater than the dollar amount of the withdrawal.

If the adjustment, as calculated above, is less than zero, the adjustment will be set to zero.

48	PROSPECTUS	OTHER CONTRACT FEATURES

The 3% simple interest death benefit is reduced for each partial withdrawal by deducting the partial withdrawal amount and any adjustment from the 3% simple interest death benefit amount immediately prior to the withdrawal.

Please note that the accumulation of the 3% simple interest ends on the earlier of the date of the Annuitant’s death or the Contract Anniversary immediately prior to the Annuitant’s 80th birthday. For the period from the Contract Anniversary immediately prior to the Annuitant’s 80th birthday until the Annuitant’s 85th birthday, the 3% simple interest death benefit is only increased for subsequent premium payments and decreased for partial withdrawals and any adjustments. After the Annuitant’s 85th birthday, the 3% simple interest death benefit is zero and the death benefit payable will be the death benefit under the contract.

The Contract Anniversary death benefit under this rider is:

•	the highest Accumulation Value on any Contract Anniversary that is prior to the death of the Annuitant and prior to the Annuitant’s 80th birthday

•	plus any premiums paid since the date of that Contract Anniversary

•	minus any partial withdrawals (as described above) since the date of that Contract Anniversary

•	minus an adjustment (as described below) for each partial withdrawal since the date of that Contract Anniversary.

An adjustment is calculated by:

•

subtracting the Accumulation Value of the contract immediately before a partial withdrawal is taken from the Contract Anniversary death benefit under this rider immediately before the partial withdrawal is taken

•	multiplying that amount by the partial withdrawal

•	dividing that sum by the Accumulation Value of the contract immediately before a partial withdrawal is taken.

This means that the dollar amount of the death benefit can be greater than the dollar amount of the withdrawal.

If the adjustment, as calculated above, is less than zero, the adjustment will be set to zero.

We will terminate any of the enhanced death benefit riders on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the Annuitant’s 85th birthday

•	the date Annuity Payments begin

•	the date we receive a written termination request from you.

OTHER CONTRACT FEATURES	PROSPECTUS	49

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.

To help you understand the different features of the three enhanced death benefit riders, please see the chart below:

	Seven Year Enhanced Death Benefit Rider (available in all states)	Contract Anniversary Enhanced Death Benefit Rider (available in New York state only)	Guaranteed Minimum Death Benefit Rider (available in all states except New York)
Issue Age	Annuitant’s age 74 or younger.	Annuitant’s age 74 or younger.	Annuitant’s age 74 or younger.
Termination Age	The date of the Annuitant’s 85th birthday.	The date of the Annuitant’s 85th birthday.	The date of the Annuitant’s 85th birthday.
Death Benefit	Equals the adjusted Accumulation Value for the seven year Contract Anniversary immediately preceding the Annuitant’s date of death.	Equals the highest adjusted Accumulation Value on any Contract Anniversary before the death of the Annuitant and before the Annuitant’s 85th birthday.

Equals the greater of:

1) The Contract Anniversary death benefit, which is:

The highest Accumulation Value on any Contract Anniversary that is prior to the death of the Annuitant and prior to the Annuitant’s 80th birthday, minus any partial withdrawals and adjustments (as described in this prospectus):

or

2) The 3% simple interest death benefit, which is:

•  the total of all premiums paid less partial withdrawals

•  minus any adjustments (as described in this prospectus)

•  multiplied by 3% simple interest from the date of each of these transactions, up to a maximum of 200% of all premium payments minus any partial withdrawals and adjustments (as described in this prospectus).

Rider Fee	A daily charge at an annual rate of 0.20% of the net assets of your Variable Investment Options.	A daily charge at an annual rate of 0.25% of the net assets of your Variable Investment Options.	A daily charge at an annual rate of 0.30% of the net assets of your Variable Investment Options.

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

•

You will only receive the earnings benefit if there is investment growth (or “earnings”) in your contract value at the time of the Annuitant’s death; otherwise we will not pay any earnings benefit under the rider.

50	PROSPECTUS	OTHER CONTRACT FEATURES

•

Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the Annuitant’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

•

If any change is made to the owner or Annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

•	There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

•	The charge for this rider will continue to be deducted even during periods when the rider would pay no benefit because there are no earnings.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved.

If the Annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the Annuitant’s death (the Accumulation Value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the Annuitant is between the age of 70 and 79 when we issue the contract, the earnings benefit will be 25% of earnings upon the Annuitant’s death (the Accumulation Value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the Annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the Annuitant or owner will prevent your spouse from continuing the rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the Accumulation Value of the contract on the date of death. This amount will be credited to the Fidelity VIP Government Money Market Portfolio variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the date Annuity Payments begin, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the

OTHER CONTRACT FEATURES	PROSPECTUS	51

rider. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating two different numbers:

•

The first number is the amount of adjusted premiums as of your spouse’s death. This amount is the Accumulation Value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

•	Adding any Net Premiums contributed to the contract after your death

•	Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

•	The second number is the Accumulation Value as of your spouse’s death minus the first number calculated immediately above.

If your spouse is age 69 or younger upon your death, the Beneficiaries will receive 40% of the lesser of these two amounts.

If your spouse is between ages 70 and 79 upon your death, the Beneficiaries will receive 25% of the lesser of these two amounts.

In summary, upon your surviving spouse’s death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse’s death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will reduce the premium amount by an amount calculated as follows: we multiply the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

your partial withdrawal amount, (including any deferred sales charges and annuity taxes)
the Accumulation Value of your contract immediately prior to withdrawal.

The result is the new adjusted premium amount.

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the contract terminates

•	on the Annuitant’s 90th birthday

•	the date Annuity Payments begin

•	the date we receive a written termination request from you

52	PROSPECTUS	OTHER CONTRACT FEATURES

•	the date of the Annuitant’s death unless you are the Annuitant and your spouse elects to continue the contract and rider

•	the date of your spouse’s death, if your spouse continued the rider

•	the date the owner, joint owner or Annuitant is changed unless the change is the result of a surviving spouse’s decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit. If you select the GLWB rider, you cannot select this rider.

LIVING BENEFIT RIDER (REFERRED TO AS “DECADE”)

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the Annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

This rider provides for a living benefit on the tenth Contract Anniversary if the Accumulation Value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you’ve made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your Accumulation Value on the tenth Contract Anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

•

We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

•	You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% –	Fidelity VIP Government Money Market Portfolio, Victory INCORE Low Duration Bond VIP Series or The Fixed-Rate Option.

40% –

Victory INCORE Investment Quality Bond VIP Series, Victory INCORE Low Duration Bond VIP Series, Invesco V.I. Government Securities Fund, Fidelity VIP Investment Grade Bond Portfolio, Guardian Core Plus Fixed Income VIP Fund or The Fixed-Rate Option.

40% –	Victory RS Large Cap Alpha VIP Series, Victory S&P 500 Index VIP Series, Victory High Yield VIP Series, Victory RS International VIP Series, Value Line Centurion Fund, Value

OTHER CONTRACT FEATURES	PROSPECTUS	53

Line Strategic Asset Management Trust, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, AB VPS Real Estate Investment Portfolio, AB VPS Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Balanced Portfolio, Guardian Large Cap Disciplined Growth VIP Fund, Fidelity VIP Equity-Income Portfolio, Gabelli Capital Asset Fund, MFS Strategic Income Portfolio or MFS Total Return Series.

10% –

Victory RS Small Cap Growth Equity VIP Series, Victory SOPHUS Emerging Markets VIP Series, Guardian Large Cap Fundamental Growth VIP Fund, Invesco V.I. Value Opportunities Fund, Guardian Mid Cap Relative Value VIP Fund, AB VPS Large Cap Growth Portfolio, AB VPS Global Thematic Growth Portfolio, Davis Financial Portfolio, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Fidelity VIP Mid Cap Portfolio, Guardian Diversified Research VIP Fund, MFS New Discovery Series, or Templeton Growth VIP Fund.

•

On each quarterly anniversary, your Accumulation Value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

•	You may only make transfers to allocation options within the same Asset Allocation Class.

•	We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth Contract Anniversary, the living benefit amount will be credited to the Fidelity VIP Government Money Market Portfolio Variable Investment Option.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

your withdrawal amount
the Accumulation Value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

•	the date we process any transaction requested by you that is inconsistent with the special rules outlined above

54	PROSPECTUS	OTHER CONTRACT FEATURES

•	the date the Annuitant dies

•	the tenth Contract Anniversary

•	the date the contract terminates

•	the date Annuity Payments begin

•	the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the Annuitant is still living.

This rider is only available if it is approved in your state. If you select the GLWB rider, you cannot select this rider. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER

When you buy your contract, you can choose to buy a GMIB rider. This rider establishes a guaranteed income base that will provide a GMIB regardless of the investment performance of the contract. If you elect to annuitize under this rider, the guaranteed income base will be applied to purchase annuity benefits. In order to purchase this rider, the Annuitant and the Contingent Annuitant must be younger than 75 years old at the time we issue the contract. If you choose this rider, the Annuitant may not be changed except as follows. If an Annuitant who is not you dies prior to the Annuity Commencement Date, and if a Contingent Annuitant had been named by you on the date that the contract and this rider were issued, then the Contingent Annuitant will become the Annuitant. The guaranteed income base is not affected and continues to accumulate.

You will pay a rider fee on each rider anniversary and upon the termination of this rider. The rider anniversary is the same month and day as the issue date of this rider in each calendar year after the calendar year that the rider was issued. The rider fee is 0.50% of the guaranteed income base at the time the fee is deducted. We will deduct this fee from each variable investment option and the fixed-rate option in proportion to the amount of Accumulation Value in each option. If the date this fee is deducted for termination of this rider is a date other than a rider anniversary, then the fee will be prorated for the portion of the contract year that has passed. This fee will not be deducted after the election date.

The election date is the date that we receive, at our Customer Service Office, all necessary information in Good Order to enable the GMIB payments to begin. The election date must be within 30 days following the tenth rider anniversary or must be within 30 days following any subsequent rider anniversary. Also, the GMIB must be elected no later than 30 days following the rider anniversary prior to the 85th birthday of the Annuitant. If you are age 60 or over at the time you purchase a qualified contract, you may have to take withdrawals before the end of

OTHER CONTRACT FEATURES	PROSPECTUS	55

the ten-year waiting period in order to satisfy minimum distribution rules. Withdrawals will reduce the guaranteed income base. Consult a tax advisor before purchasing a GMIB rider under these circumstances.

The GMIB rider will be issued only on the date that the Basic Contract is issued. The initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $1,000,000 in the aggregate without prior permission from an authorized officer of GIAC. On the issue date, the guaranteed income base is equal to the Accumulation Value of the contract. Thereafter, on any current date, the guaranteed income base will equal the greater of (1) or (2):

(1)	The Accumulation Value on the issue date, plus any subsequent Net Premium payments, minus any subsequent adjusted partial withdrawals, accumulated at the annual effective growth rate of 5% up to the current date, until the earlier of:

(i)	the 85th birthday of the Annuitant; or

(ii)	the first date the Net Premium payments, less any adjusted partial withdrawals, have grown to 2.5 times the cumulative Net Premium payments received, less adjusted partial withdrawals as a result of being accumulated at an annual effective growth rate of 5%.

(2)	The largest Accumulation Value, on the issue date or on any rider anniversary prior to the 81st birthday of the Annuitant, plus any Net Premium payments received after this date, with a reduction for any adjusted partial withdrawals taken after this date. If, immediately prior to the withdrawal, the Accumulation Value is greater than or equal to the guaranteed income base, the reduction will be by the dollar amount of the partial withdrawal and any applicable contingent deferred sales charges and annuity taxes.

On the election date, if the Accumulation Value is greater than the guaranteed income base, we will increase the guaranteed income base to be equal to the Accumulation Value as of that date. Please note that the guaranteed income base is not contract Accumulation Value and cannot be withdrawal in a lump sum.

An adjusted partial withdrawal is calculated for each partial withdrawal, and is equal to (a) divided by (b) multiplied by (c), where:

(a)	is the amount of the partial withdrawal, including any applicable contingent deferred sales charges and annuity taxes;

(b)	is the Accumulation Value immediately prior to the withdrawal; and

(c)	is the guaranteed income base immediately prior to the withdrawal.

On the election date, you may use the guaranteed income base and the applicable annuity factors specified in the GMIB rider to provide fixed Annuity Payments from the following annuity payout options:

•	Life Income – An election may be made for a fixed income payout for the life of the Annuitant.

56	PROSPECTUS	OTHER CONTRACT FEATURES

•

Life Income with a 10 year Period Certain – An election may be made for a fixed income payout with a 10-year period certain. In the event of the death of the Annuitant prior to the end of the period certain, the remaining period certain payments will be continued to the beneficiary. If the life expectancy of the Annuitant is less than 10 years according to the life expectancy table specified by the Internal Revenue Service, then the settlement option available will be a Life Annuity with a Period Certain for which the period certain is the life expectancy of the Annuitant.

•

Joint and 100% Survivor – An election may be made for a fixed income option if both the Annuitant and the joint Annuitant are under age 85. Payments will be made as long as either the Annuitant or joint Annuitant is living.

If you exercise a rider payment option, the payout received will be the greater of:

(i)	the GMIB at the time of election, which is calculated by multiplying each $1,000 of guaranteed income base by the applicable annuity factor specified in the GMIB rider for the rider payment option elected; or

(ii)	the income calculated by multiplying each $1,000 of Accumulation Value by our current settlement option rates of the Basic Contract for the applicable corresponding contract annuity payout option, at the time of election.

The guaranteed income base may only be used with the rider payment options and annuity factors specified in the GMIB rider. The guaranteed income base may not be used with the annuity payout options and settlement option rates of the Basic Contract. Annuity factors translate your guaranteed income base or your Accumulation Value into an annuity benefit. The annuity factors show the dollar amount of the monthly annuity payment purchased with each $1,000 of the guaranteed income benefit or Accumulation Value applied. The annuity factors for the GMIB are more conservative than the annuity factors for the Basic Contract. Because the GMIB is based on conservative actuarial factors, the level of income that it guarantees may be less than the level that would be provided by annuitization of the Accumulation Value using the annuity factors of the Basic Contract. We use more conservative annuity factors for the GMIB because the guaranteed income base to which these factors are applied increases automatically at an annual guaranteed growth rate of 5%, regardless of the investment performance of the Basic Contract.

OTHER CONTRACT FEATURES	PROSPECTUS	57

The rider terminates on the earliest of the following:

•	the date the Basic Contract terminates; or

•	the date you elect to apply the Accumulation Value of the contract to annuitize the contract using the annuity payout options in the Basic Contract; or

•	the 31st day following the date of the Annuitant’s 85th birthday; or

•	the date the Contingent Annuitant becomes the Annuitant, if the Contingent Annuitant is age 85 or older; or

•	the date spousal continuation is elected, if you were the Annuitant and you die.

This rider cannot be terminated prior to the earliest of the above dates. Also, this rider may not be available in your state. If you select the GLWB rider, you cannot select this rider.

The following information will help you decide if the optional GMIB rider or the optional GLWB rider is right for you:

•

The GMIB rider provides for an annuity benefit and the GLWB rider provides for a withdrawal benefit. Once an annuity benefit under GMIB commences, you no longer have the right to withdraw any additional Accumulation Value, in excess of the annuity payment, from your contract. Once you commence receiving withdrawals under the GLWB rider, you can access any additional Accumulation Value in your contract, even if this additional withdrawal would exceed the withdrawals allowable under the GLWB rider. Any additional withdrawals, however, would decrease your contract’s Accumulation Value and the amount available for withdrawal under the GLWB rider.

•

The payments made under the GMIB rider are treated as Annuity Payments and are taxed accordingly. Generally, the payments made under the GLWB rider are treated as withdrawals (at least until you have fully depleted your contract Accumulation Value) and are taxed accordingly. Please see the Federal tax matters section of this prospectus for further information and consult your tax advisor for additional details relevant to your tax situation.

•

Annuity Payments made under the GMIB are automatic and will be paid for the duration of the annuity you have chosen, regardless of whether you need that payment in a particular year or not. Under the GLWB rider, you can choose not to take a withdrawal in a given year. Doing so may allow your contract’s Accumulation Value to increase more rapidly in a good market, thus increasing your future withdrawals due to the step-up features of the GLWB rider.

•

The GMIB rider has a ten year waiting period before you can begin receiving Annuity Payments. The GLWB rider allows you to begin taking withdrawals immediately, but you may not get the full benefit of the rider if you do so.

58	PROSPECTUS	OTHER CONTRACT FEATURES

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER

When you buy your contract, you can choose to buy a GLWB rider, if your initial premium payment is $5,000 or more. You can choose one of the following options of this rider:

Single Options

Guardian Target 300:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups (not available in New York)
Guardian Target 200:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups (not available in New York)
Guardian Target Future:	Single life with 7% annual minimum guarantee (available only in New York)
Guardian Target Now:	Single life with step-ups only

Spousal Options (Spousal options of this rider are not available in New York)

Guardian Target 300:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups
Guardian Target 200:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Now:	Spousal with step-ups only

At the time of issue, the primary covered person (described below) and if applicable, the secondary covered person (described below) both must be younger than 81 years old and both the covered persons must be 45 years old or older. This rider provides a guaranteed withdrawal amount (as described below) regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the date you make your first withdrawal and ending on the earlier to occur of the Annuity Commencement Date or the termination of the rider. This rider is irrevocable and can only be terminated on the earliest of the following:

•	the contract termination date; or

•	the date an annuity payout option under the contract commences; or

•	the date the Accumulation Value of the contract, the guaranteed withdrawal balance and the guaranteed withdrawal amount, each described below, all equal zero; or

•	any change in the owner or Annuitant under the contract without our consent, including but not limited to, adding a joint owner or Contingent Annuitant; or

OTHER CONTRACT FEATURES	PROSPECTUS	59

Partners in a civil union or domestic partners in some states may not be considered married under federal law and therefore can not receive spousal continuation. Please consult your tax advisor before purchasing a GLWB rider if you are in a civil union or domestic partnership.

•	the date we receive proof in Good Order that the last surviving primary covered person or secondary covered person has died.

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is used for the sole purpose of calculating the guaranteed withdrawal amount. The GWB may not equal the Accumulation Value in your contract on any given date. The GWB cannot be withdrawn in a lump sum and it can never exceed $5,000,000. The primary covered person is the person whose life, in conjunction with the secondary covered person’s life in the spousal options in certain situations, is used to determine the duration of the guaranteed withdrawal amount payments. The primary covered person must be a natural person and must also be the Annuitant. The primary covered person may not be changed after the contract is issued. The secondary covered person is the primary covered person’s legally married spouse. If the secondary covered person is no longer the primary covered person’s spouse for any reason other than the death of the primary covered person, or if the secondary covered person dies before the primary covered person dies, there will no longer be a secondary covered person under the rider and spousal continuation of this rider and all provisions of the rider related to the secondary covered person will not be applicable. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year while either the primary covered person is living or the secondary covered person is living after having continued the contract after the primary covered person’s death. The initial GWA is determined on the earlier of the date of the first withdrawal or the date the rider enters the settlement phase. Please note that the lifetime withdrawal percentage (described below) will not change once the initial GWA is determined. The annual minimum guarantee basis is the amount that is multiplied by the 7% annual minimum guarantee percentage as part of the calculation of the annual minimum guarantee. The initial basis is equal to your initial premium payment plus any additional premium payments received during the first ninety days following the issue date of the contract. Thereafter, this basis is increased by the amount of any additional premium payments you make. The basis is also increased to equal the Accumulation Value of the contract on each step-up date (described below) whenever such Accumulation Value is greater than the current annual minimum guarantee basis. The basis is decreased by the amount of any withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section (described below), the basis will be reduced to the lesser of the Accumulation Value of the contract immediately after the withdrawal or the then current basis reduced by the amount of the withdrawal. A withdrawal is an amount withdrawn from the contract, including any applicable contingent deferred sales charges and annuity taxes. The settlement phase of this rider will be entered if the Accumulation Value under the contract reaches zero on a date prior to the determination of

60	PROSPECTUS	OTHER CONTRACT FEATURES

the initial GWA and the GWB is greater than zero or if the Accumulation Value under the contract reaches zero after the determination of the initial GWA and there is a GWA greater than zero. The last Annuity Commencement Date is the last date to annuitize the contract that is permitted under state law. Please see the section below that describes the conditions and requirements that must be met for the covered person(s) to receive an annuity payment at least equal to the GWA.

This rider provides a benefit guaranteeing that on or after the initial withdrawal date, while there is a primary covered person or secondary covered person who is alive and the rider is in effect, you may take withdrawals in each contract year up to an amount equal to the GWA. If the rider enters the settlement phase prior to the Annuity Commencement Date, the GWA payments continue beyond the Annuity Commencement Date for as long as the primary covered person and/or the secondary covered person is alive. Any GWA payments made after the date of death of the last surviving covered person and while this rider is in the settlement phase must be promptly returned to GIAC at its Customer Service Office. However, if the last Annuity Commencement Date permitted by applicable state law is reached while the rider is in effect and the settlement phase has not been reached, the primary covered person and/or the secondary covered person may receive Annuity Payments at least equal to the GWA, subject to the conditions and requirements described below. If you choose not to withdraw the total GWA available in any contract year, your remaining GWA cannot be carried forward to the next contract year. If you withdraw an amount greater than the GWA after the initial GWA is determined and that withdrawal amount is not a tax qualified distribution as described below, the GWA will be reset, possibly reducing the GWA to zero and eliminating the GWA benefit. Please note that withdrawals in excess of the GWA (that are not tax qualified distributions) will reduce the GWB on a greater than dollar-for-dollar basis, as described below.

On or after the first Contract Anniversary, we will not accept additional premium payments in a given year, without our prior approval, if the total of all additional premium payments in that contract year exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

OTHER CONTRACT FEATURES	PROSPECTUS	61

You will pay an annual fee for this rider on each Contract Anniversary date prior to the Annuity Commencement Date and at other times described below. The rider fee is deducted pro rata from all investment options and depends on the rider option you choose, as follows:

Single Options

Guardian Target 300	1.20% of the adjusted GWB (not available in New York)
Guardian Target 200	0.95% of the adjusted GWB (not available in New York)
Guardian Target Future	0.75% of the adjusted GWB (available only in New York)
Guardian Target Now	0.65% of the adjusted GWB

Spousal Options (Spousal options of this rider are not available in New York)

Guardian Target 300	1.60% of the adjusted GWB
Guardian Target 200	1.25% of the adjusted GWB
Guardian Target Now	0.85% of the adjusted GWB

The adjusted GWB is the greater of (i) the GWB at the end of the day immediately preceding the day the rider fee is determined plus (a) the result of any applicable annual minimum guarantee or (b) cumulative guarantee on any applicable Contract Anniversary on which the rider fee is deducted or (ii) the total premium payments paid under the contract through the end of the day immediately preceding the day the rider fee is determined.

A rider fee will also be deducted on the date this rider terminates. If that date is a date other than a Contract Anniversary, then a proportional share of the rider fee will be deducted from the amount otherwise payable. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s Accumulation Value will be deemed to have been taken on the date the death benefit is determined and on the Annuity Commencement Date. We reserve the right to increase the rider fee percentage to a maximum of 2.50% annually for the single options of Guardian Target 300, Guardian Target 200 and Guardian Target Future and 1.00% annually for the single option of Guardian Target Now on the effective date of each step-up prior to the initial GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that also results in an increase of the GWA. We also reserve the right to increase the rider fee percentage to a maximum of 3.50% annually for the spousal options of Guardian Target 300 and Guardian Target 200 and 2.00% annually for the spousal version of Guardian Target Now on the effective date of each step-up prior to the initial GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that results in an increase of the GWA. Please note that this rider fee will not be reduced after the death of the primary covered person or the secondary covered person or in the event the primary and secondary covered persons are divorced or their civil union is legally dissolved; thus,

62	PROSPECTUS	OTHER CONTRACT FEATURES

if death, divorce or legal dissolution occurs during the time this rider is in effect, you would continue to pay the current charge for the spousal options although only one person would receive benefits under this rider.

The following section describes how your GWB is calculated:

The initial GWB will be equal to the initial premium payment. Each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment; however, the GWB will never exceed $5,000,000.

If a withdrawal is taken on or after the initial withdrawal date, the GWB will be reduced by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or if the withdrawal causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made in accordance with the tax qualified distributions section described below, the GWB will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

The following example illustrates the effects of a withdrawal that is greater than the GWA which is taken after the initial withdrawal date.

Assumptions:

•	The first withdrawal occurred when the younger covered person is age 70.

•	Contract Accumulation Value immediately prior to the withdrawal in excess of the GWA is $75,000.

•	The GWB immediately prior to the withdrawal is $125,000.

•	The GWA immediately prior to the withdrawal is $6,250.

•	An $8,000 withdrawal is taken. This withdrawal exceeds the GWA.

	Prior to withdrawal that exceeds GWA	Immediately after withdrawal that exceeds the GWA
Contract value	$75,000	$75,000 – $8,000 equals $67,000
GWB	$125,000

•  The new GWB equals the lesser of the contract value immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

•  Thus, the new GWB equals the lesser of $75,000 – $8,000 ($67,000) or $125,000 – $8,000 ($117,000).

•  The new GWB equals $67,000.

GWA	$6,250	• The new GWA is the GWB immediately after the withdrawal times 5%.* • The new GWA is equal to $67,000 x 5% ($3,350). • The new GWA equals $3,350.
*	This 5% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 66 below.

On each annual Contract Anniversary, prior to the older covered person’s 90th birthday, a step-up will occur if the contract Accumulation Value is greater than the GWB on that date, after giving effect to any increase in the GWB on that date as a result of the application of any applicable annual minimum guarantee or cumulative guarantee (as described below). When the dollar amount of a rider fee increases for any reason, the contractowner will not receive advance notice of this increase in the rider fee due to step-up and does not have the option of declining future step-ups due to an increase in the rider fee. However, if an increase in the rider fee percentage will apply to future step-ups that result in an increase of the GWA, the contractowner will

OTHER CONTRACT FEATURES	PROSPECTUS	63

receive advance written notice of such an increase. Within 30 days of that notice, the contractowner has the right to decline future automatic step-ups by providing proper written notification to GIAC at its Customer Service Office. If the contractowner declines future automatic step-ups, the increase in the rider fee percentage will not apply and the GWB will not automatically step-up on subsequent step-up dates. Once automatic step-ups are discontinued they cannot be reinstated.

On each Contract Anniversary, the GWB will equal the greater of (i) the GWB at the end of the day immediately preceding that Contract Anniversary less the amount of any withdrawal taken on that Contract Anniversary, or (ii) the annual minimum guarantee amount, if:

•	you have chosen the Guardian Target 300 or the Guardian Target 200 options of this rider (either single or spousal);

•	the Contract Anniversary is from the issue date of the contract up to the tenth Contract Anniversary;

•	no withdrawals were taken since the prior Contract Anniversary;

•	you have not taken more than one withdrawal since the issue date of the contract; and

•	the rider has not entered the settlement phase.

The annual minimum guarantee amount on any given Contract Anniversary is equal to the GWB on the prior Contract Anniversary plus premiums received after that anniversary and before the current anniversary, plus the result of the following:

–	the annual minimum guarantee basis (as defined above) on the prior Contract Anniversary, multiplied by
–	7%, which is the annual minimum guarantee percentage.

A cumulative guarantee may apply, if, on a Contract Anniversary:

•	you have chosen the Guardian Target 300 or the Guardian Target 200 options of this rider (either single or spousal);

•

the Contract Anniversary is an applicable Contract Anniversary for the cumulative guarantee (15th Contract Anniversary for the Guardian Target 300 and 10th Contract Anniversary for the Guardian Target 200);

•	no withdrawals have been taken during the period from the issue date of the contract to the applicable contract anniversary; and

•	the rider has not entered the settlement phase.

If this guarantee is applicable, the GWB on that Contract Anniversary will not be less than the sum of:

•	the cumulative guarantee percentage (300% for the Guardian Target 300 and 200% for the Guardian Target 200) multiplied by the premiums received during the first contract year; plus

•	any premium payments received on or after the first Contract Anniversary.

64	PROSPECTUS	OTHER CONTRACT FEATURES

A withdrawal will reduce the GWB by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution as described below, the GWB will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

The following example illustrates how the annual minimum guarantee is applied and what the effect of taking a withdrawal is on the annual minimum guarantee, the GWB and the GWA.

Assumptions:

•	$100,000 initial premium payment.

•	The primary covered person is 60 and the secondary covered person is 62.

•	There are no step-ups.

•	A $4,280 withdrawal is taken a few days after the first Contract Anniversary.

Event	Annual Minimum Guarantee Basis	Annual Minimum Guarantee Amount	GWB	GWA
$100,000 initial premium	$100,000	N/A	The GWB is initially equal to $100,000.	N/A
First Contract Anniversary	$100,000	The annual minimum guarantee amount is equal to the initial premium plus 7% of the annual minimum guarantee basis. Thus, the annual minimum guarantee amount equals $100,000 + ($100,000 x 7%) or $107,000.	The GWB equals the greatest of $100,000 or $107,000. Thus, the new GWB is $107,000.	N/A
After the $4,280 withdrawal taken a few days after the first Contract Anniversary	The annual minimum guarantee basis equals $100,000 minus $4,280 or $95,720.	N/A	The GWB is $107,000 minus $4,280 which equals $102,720.	The GWA is equal to the GWB amount ($107,000) times 4% or $4,280.
Second Contract Anniversary	$95,720	The annual minimum guarantee does not apply since a withdrawal occurred in the previous contract year.	The GWB remains at $102,720 since there is no applicable annual minimum guarantee amount.	The GWA remains $4,280 since there is no applicable annual minimum guarantee amount.
Third Contract Anniversary	$95,720	The annual minimum guarantee amount is $102,720 + ($95,720 x 7%) or $109,420.40.	The GWB is the greater of $102,720 or $109,420.40. The new GWB is $109,420.40.	The GWA equals the greater of $4,280 or $109,420.40 x 4% ($4,376.82). Thus, the new GWA equals $4,376.82.
*	This 4% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see page 66 below.

OTHER CONTRACT FEATURES	PROSPECTUS	65

If you have a qualified contract, you may be required to take minimum required distributions. Please see the discussion of tax qualified distributions below for information on the effect of minimum required distributions on this rider’s benefits. Also, the value of this rider’s benefits to you may be limited if the contract is held in connection with a section 403(b) or other retirement program that does not allow withdrawals from the contract prior to termination of employment or other specified circumstances and the GLWB is purchased at a time when such withdrawals are not allowed. You should consult a tax adviser before purchasing the GLWB rider with a qualified contract.

The following section describes how your GWA is calculated:

Your initial GWA is determined on the earlier of the date of the first withdrawal or the date the rider enters the settlement phase (described below). The initial GWA is equal to the lifetime withdrawal percentage multiplied by the then current GWB. The lifetime withdrawal percentage is determined based on the age of the younger covered person under this rider on the day the initial GWA is determined, as follows:

Age of younger covered person at time of first withdrawal	Applicable lifetime withdrawal percentage
45 – 59	3%
60 – 64	4%
65 – 69	4.5%
70 – 79	5%
80 +	6%

After the initial GWA is determined, each time an additional premium payment is received by us, the GWA will equal the greater of:

–	your GWA immediately prior to the payment; or
–	the GWB immediately after the premium payment multiplied by the applicable lifetime withdrawal percentage.

If your GWB is stepped up, the GWA will equal the greater of:

–	your GWA immediately prior to the step-up of the GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the applicable lifetime withdrawal percentage.

If your GWB is increased under the annual minimum guarantee, your GWA will equal the greater of:

–	your GWA immediately prior to that increase; or
–	your GWB immediately after the increase multiplied by the applicable lifetime withdrawal percentage.

After the initial GWA is determined, the GWA will not be recalculated as the result of a withdrawal, unless that withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution. In

66	PROSPECTUS	OTHER CONTRACT FEATURES

such event, the GWA will be recalculated to equal the applicable lifetime withdrawal percentage multiplied by the GWB immediately after the withdrawal.

The following section describes tax qualified distributions:

Your GWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely to meet “required minimum distribution” requirements for certain qualified contracts pursuant to specified provisions of the Internal Revenue Code. Please see the Statement of Additional Information, where these provisions are specified.

Your right to make withdrawals pursuant to the tax-qualified distribution program described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines necessary to comply with the Code and Treasury Regulations cited above as they may be amended from time to time; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the beneficiary, as applicable. Once this rider enters its settlement phase, tax qualified distributions in excess of the GWA are no longer permitted.

The following section will explain the death benefit that may be payable under this rider:

This rider has no death benefit unless you have elected one. If elected, a death benefit is payable under this rider if, on the date receipt of proof of death of the last surviving covered person is received by us in Good Order: (i) both this rider and the contract are in force, (ii) the rider has not entered the settlement phase, and (iii) the death benefit provided by the rider exceeds the death benefit provided by the contract.

The initial death benefit provided by this rider is equal to the initial premium paid under the contract. Each time an additional premium payment is received by GIAC, the death benefit will increase by the amount of that additional premium payment.

If the Accumulation Value of the contract on any annual step-up date is greater than the then current death benefit, the death benefit will automatically increase to an amount equal to the Accumulation Value of the contract on that step-up date.

OTHER CONTRACT FEATURES	PROSPECTUS	67

A withdrawal will reduce the death benefit by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution, the death benefit will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the then current death benefit reduced by the amount of the withdrawal.

If you elect this optional death benefit, your rider fee percentage will increase by 0.50% annually.

The following section will explain the settlement phase of the GLWB rider:

If the Accumulation Value under the contract reaches zero:

–	on a date prior to the determination of the initial GWA, the rider will enter the settlement phase if there is a GWB greater than zero;
–	on or after the determination of the initial GWA, the rider will enter the settlement phase if there is a GWA greater than zero.

However, the rider will not enter the settlement phase if the cause of the reduction in Accumulation Value to zero is a result of a withdrawal that:

–	exceeds the GWA or the amount permitted under the tax qualified distributions section, or
–	causes the total withdrawals in a given contract year to exceed the GWA or the amount permitted under the tax qualified distributions section.

In the settlement phase, GIAC will make payments equal to the GWA as determined on the date the rider entered the settlement phase. Payments will begin on the date the rider enters the settlement phase. The amount of that initial payment will be reduced by any withdrawals made during the contract year the rider entered the settlement phase.

The date payments begin is called the settlement anniversary date. Payments will continue on each settlement anniversary date for as long as a primary and/or secondary covered person is living.

Upon entering the settlement phase, the contract and rider will continue, but all other rights and benefits, including death benefits, will terminate and additional premium payments will not be accepted. The annual minimum guarantee, cumulative guarantee, death benefit and step-up provisions under this rider end, the GWB will no longer be calculated and the rider fee will not be deducted during the rider’s settlement phase.

The federal income tax treatment of payments made during the settlement phase has not been addressed by the Internal Revenue Service or the courts. We believe that payments during the settlement phase under non-qualified contracts should be treated as annuity

68	PROSPECTUS	OTHER CONTRACT FEATURES

payments, but it is possible that guidance may subsequently be issued treating them as withdrawals. This is significant for non-qualified contracts because withdrawals are generally taxed less favorably than Annuity Payments. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GLWB rider itself.

The following section explains the conditions and requirements of the rider that must be met for the primary covered person and/or the secondary covered person to receive an annuity payment under the contract at least equal to the GWA:

While the rider is in effect, the Annuity Commencement Date of the contract is a date not later than the last date permitted under applicable state law. If this last Annuity Commencement Date has been reached while the rider is in effect but has not yet entered the settlement phase, and

–	there is a primary covered person but no secondary covered person under the rider on such Annuity Commencement Date, or
–	the primary covered person died while the rider was in effect and there was a secondary covered person at the time of primary covered person’s death who elected to continue the contract after the primary covered person’s death, and the secondary covered person is living on such date, and a fixed life annuity without guaranteed period payout option has been elected, we will make annual payments under the fixed life annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed life annuity without guaranteed period payout option under the contract, or
–	the GWA as of the Annuity Commencement Date.

If the last Annuity Commencement Date permitted under applicable state law has been reached while the rider is in effect but has not yet entered the settlement phase, and there is a primary covered person and a secondary covered person under this rider on such Annuity Commencement Date, and a fixed joint and 100 percent survivor annuity without guaranteed period payout option has been elected, and the primary covered person and the secondary covered person are named the Annuitant and the joint Annuitant of that annuity, we will make annual payments under the fixed joint and 100 percent survivor annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed joint and 100 percent survivor annuity without guaranteed period payout option under the contract, or
–	the GWA as of the Annuity Commencement Date.

OTHER CONTRACT FEATURES	PROSPECTUS	69

During the entire time this rider is in effect, you must invest all of your premium payments and the contract Accumulation Value in one of the following three allocation models:

	Aggressive 80/20 Model	Moderate 60/40 Model	Conservative 40/60 Model
Victory RS Large Cap Alpha VIP Series or Victory S&P 500 Index VIP Series	15%	10%	9%
Guardian Large Cap Disciplined Growth VIP Fund	10%	10%	9%
Davis Value Portfolio	10%	7%	5%
Fidelity VIP Equity-Income Portfolio	5%	5%	3%
Fidelity VIP Mid Cap Portfolio	15%	15%	7%
Franklin Small Cap Value VIP Fund	5%	8%	4%
Victory RS Small Cap Growth Equity VIP Series	5%	0%	0%
Victory High Yield VIP Series	3%	5%	10%
Victory INCORE Investment Quality Bond VIP Series	10%	15%	25%
Fidelity VIP Investment Grade Bond Portfolio	7%	20%	25%
Victory RS International VIP Series	15%	5%	3%

Under all the models, you must select either the Victory RS Large Cap Alpha VIP Series or the Victory S&P 500 Index VIP Series. We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract Accumulation Value is moved to a new model. Transfers may only be made once per calendar quarter and must be at least 30 days after any prior transfer. Your contract Accumulation Value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on February 1, May 1, August 1 and November 1.

There is no assurance that investing in any allocation model will increase your contract Accumulation Value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

We reserve the right to restrict investment options and allocation models at any time. If an investment option or model is restricted, no transfers into the restricted investment options or models will be allowed and no additional premium payments may be allocated to the restricted investment options or models after the date of the restriction. Any amount previously allocated to an investment option or model that is subsequently restricted will be unaffected by the restriction. To

70	PROSPECTUS	OTHER CONTRACT FEATURES

the extent that the strategies underlying the restrictions are successful, GIAC will benefit from a reduction of the risk arising from its guarantee obligations under the rider and GIAC will have less risk to hedge under the GLWB rider than would be the case if Contract Owners did not invest in accordance with the restrictions. The restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives. Please see Transfers and Frequent transfers among the Variable Investment Options for more information about transfers under your contract.

We reserve the right to agree or refuse to issue the GLWB rider at our sole discretion. The rider may not be available in your state. The rider is available in your state only if it has been approved by your state insurance department and we have taken steps to offer it in your state. If you select the 7 year Enhanced Death Benefit, the Contract Anniversary Enhanced Death Benefit (CAEDB), the Guaranteed Minimum Death Benefit (GMDB), the Living Benefit (Decade), the Guaranteed Minimum Income Benefit (GMIB), and/or the Earnings Benefit riders, you cannot select the GLWB rider. Currently, neither of the dollar cost averaging programs will be available to you if you select the GLWB rider, although we may offer the dollar cost averaging programs to contractowners who have selected the GLWB rider in the future. The rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

OTHER CONTRACT FEATURES	PROSPECTUS	71

FINANCIAL INFORMATION

The value

of your account

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine the Accumulation Value of your account, we multiply the number of accumulation units in each option by the current unit value for the option. The current unit value is determined by multiplying the unit value for the applicable variable investment option for the prior Valuation Period by the net investment factor for the current Valuation Period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given Valuation Period as follows:

•	At the end of the Valuation Period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding Valuation Period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit, living benefit and/or earnings benefit rider(s) where applicable) and subtract them from the above total.

72	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your Variable Investment Options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, you will pay a daily charge based on an annual rate of 1.25% of the net assets of your Variable Investment Options. Mortality risks arise from our promise to pay death benefits and make Annuity Payments to each Annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contract.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your Variable Investment Options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s Accumulation Value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the Contract Anniversary Date, we will still deduct the contract fee for that year. We will waive the contract fee if the Accumulation Value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your contract of premium payments that have been in the contract for less than seven years or if

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

•	contract fee;

and the following charges may apply:

•	enhanced death benefit expense

•	living benefit expense

•	earnings benefit expense

•	guaranteed minimum income benefit expense

•	guaranteed lifetime withdrawal benefit expense

•	deferred sales charge

•	partial withdrawal charge

•	annuity premium taxes

•	transfer charge

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	73

Deferred sales

charges

Number of contract years completed from the date of premium payment	Deferred sales charge (%)
0	8
1	7
2	6
3	5
4+	4
5	3
6	2
7+	0

you surrender your contract, you may pay a deferred sales charge on any amount that was paid into your contract. This charge compensates us for expenses related to the sale of contracts.

For partial withdrawals, you may instruct us to deduct any applicable deferred sales charges from the amount requested. Otherwise, we will deduct the sales charge from the remaining value of your contract. We do not impose a deferred sales charge on the amount deducted from the remaining value.

The deferred sales charge is assessed on premiums withdrawn that have been in your contract for less than seven contract years. The maximum contingent deferred sales charge will be equal to 8% of the lesser of (i) the total of all premium payments made within seven contract years (84 months) prior to the date of request for withdrawal or surrender; or (ii) the amount withdrawn or surrendered. You may withdraw in each contract year, without a deferred sales charge, a sum equal to the following:

(i)	the excess of value in your contract over the unliquidated premiums that have been in the contract for less than seven years on the date of withdrawal; plus

(ii)	10% of premium payments that have been in the contract for less than seven years minus the aggregate amount of all prior free partial withdrawals of such premium payments made during the current contract year.

Deferred sales charges are listed in the table.

Also, all premium payments made prior to spousal continuation will not be subject to a deferred sales charge. See Spousal continuation.

We don’t impose deferred sales charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Park Avenue Securities LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

74	PROSPECTUS	FINANCIAL INFORMATION

•

clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

•

Contract Owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the Contract Owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third Contract Anniversary or if the Contract Owner is diagnosed to have a terminal illness at any time while the contract is in force.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate of 0.20%, 0.25% or 0.30% of the net assets of your Variable Investment Options, depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

Earnings benefit expense

If you choose the earnings benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Guaranteed minimum income benefit expense

If you choose the guaranteed minimum income benefit rider and it is in effect, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of Accumulation Value in each option. Also, this charge will be deducted even during periods when the rider would provide no benefit on annuitization because the Accumulation Value is greater than the guaranteed income base.

Guaranteed lifetime withdrawal benefit expense

If you choose this rider and it is in effect, you will pay an annual charge ranging from 0.65% to 2.10%, depending on the option chosen, of the adjusted guaranteed withdrawal balance at the time the charge is deducted on each Contract Anniversary and prior to payment of any death benefit or the annuitization of the contract. These charges are current charges for this rider, not maximum charges. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of Accumulation Value in each option.

FINANCIAL INFORMATION	PROSPECTUS	75

Tax advice

United States Congress is currently considering tax reform and changes to the tax code may impact the function and benefits received under your contract. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Partial Withdrawal Charge

You may make partial withdrawals during the annuity period if you choose one of the two payments to 100 annuity payout options. If you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive Annuity Payments. These taxes currently range from 0.50% up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the Accumulation Value of a contract until a distribution occurs or until Annuity Payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s Accumulation Value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

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When Annuity Payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59  1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the Accumulation Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the Annuity Commencement Date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the Accumulation Value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

If your contract contains a guaranteed minimum withdrawal benefit rider (such as Lifetime AssetAccess, Spousal AssetAccess or Lifetime Focus), the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable

Employer-

sponsored or independent?

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

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distributions to you which may also be subject to tax penalties if you are under age 59  1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the Annuity Commencement Date – After Annuity Payments begin, under Options V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Options V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Options V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the Annuity Payments made under an election of Option V-4, F-4 or F-5 in connection with an immediate annuity contract.

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Annuity Payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization – Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as Annuity Payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an Annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, Annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2.

Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Taxation of

Annuity Payments

Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

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Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the Contract Owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA.

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A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities – Pursuant to tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

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Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the Annuity Payments made under an election of Option V-4, F-4 and F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider.

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Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In addition, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the Annuity Commencement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b) and eligible governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal estate, gift and generation-skipping transfer taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contractowner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

For 2018, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $11,200,000 and 40%, respectively.

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The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your Beneficiaries under all possible scenarios.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers, are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain Variable Investment Options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Tax law is subject to change and may be subject to interpretation. There is always the possibility that the tax treatment of the contract could

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change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective Contract Owners. We may also provide an existing or prospective Contract Owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the Accumulation Value, surrender value and death benefit during the accumulation phase and the amounts of Annuity Payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in Accumulation Unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the Fidelity VIP Government Money Market Portfolio and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Fidelity VIP Government Money Market Portfolio investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Fidelity VIP Government Money Market Portfolio investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an Accumulation Unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs.

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Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio.

Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Financial Services LLC

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance or safety of the Variable Investment Options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from our Customer Service Office free of charge.

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YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take Fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website (www.GuardianLife.com) for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies. However, you have the right to request paper copies at any time.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the Contract Owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the Accumulation Unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

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Free-look period

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those Contract Owners who have an interest in Variable Investment Options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. Because of this proportional voting, a small number of Contract Owners could control the outcome of the vote. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict Contract Owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in Good Order. You can forward these documents to GIAC’s Customer Service Office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we’ll refund to you:

•

the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the Accumulation Value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.

INACTIVE CONTRACT

We have the right to cancel the contract and pay you the Accumulation Value in a lump sum if, prior to the date Annuity Payments begin, all of the following conditions exist:

•	you have not made any premium payments for two consecutive contract years;

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•	the total amount of any premium payments made, less any partial withdrawals, is less than $2,000; and

•	the Accumulation Value at the end of the second contract year is less than $2,000.

This provision is not applicable in New Jersey.

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated beneficiary(ies) current.

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (“PAS”) or of broker-dealer firms that have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

The principal underwriter of the contract is PAS, located at 7 Hanover Square, New York, New York 10004.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of the initial contract premium payment of 7%. The other compensation programs provide a lower commission on the initial premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect or under variable payout options. The maximum annual compensation possible based on contract value is ..75%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of contracts in the form of

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	89

commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

In addition to the compensation described above, GIAC may make additional cash payments (sometimes called “revenue sharing”) or make reimbursements to some broker-dealers in recognition of their marketing and distribution, transaction processing, and/or administrative services support. Marketing and distribution support services may include, among other services, placement of GIAC’s products on the broker-dealers’ preferred or recommended list, access to the broker-dealers’ registered representatives for purposes of promoting sales of GIAC’s products, assistance in training and education of GIAC’s agents, and opportunities for GIAC to participate in sales conferences and educational seminars. Payments or reimbursements may be calculated as a percentage of the particular broker-dealer’s actual or expected aggregate sales of all of our variable contracts, or assets held within those contracts (generally not exceeding .20% of sales or .15% of assets held), and/or may be a fixed dollar amount. Additionally, we may increase the sales compensation paid to broker-dealers for a period of time for the sale of a particular product.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ among firms. Firms and/or individual registered representatives within some firms that participate in one of these compensation arrangements might receive greater compensation for selling this contract than for selling a different annuity contract that is not eligible for these compensation arrangements. As a result, these payments may serve as an incentive for broker-dealers to promote the sale of particular products.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract, but those expensed are considered in setting the levels of the charges that you do pay.

90	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342), or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity Payments

•	Tax status of the contracts

•	Tax qualified distributions under the guaranteed lifetime withdrawal benefit rider

•	Calculation of Yield Quotations for the Fidelity VIP Government Money Market Portfolio Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

OTHER INFORMATION	PROSPECTUS	91

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period

The period between the issue date of the contract and the annuity commencement date.

Accumulation Unit

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin.

Accumulation Value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments payable under the contract are based.

Annuity Commencement Date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly or other periodic intervals after the annuity commencement date.

Annuity Unit

A measure used to determine the amount of any variable annuity payment.

Contingent Annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract Anniversary Date

The annual anniversary measured from the issue date of the contract.

Contract Owner

You (or your); the person(s) or entity designated as the owner in the contract.

Customer Service Office

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210, Lehigh Valley,

Pennsylvania 18002.

Our telephone number is 1-888-GUARDIAN (1-888-482-7342).

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-888-GUARDIAN (1-888-482-7342).

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

Valuation Date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation Period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and allocation values.

92	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing Accumulation Unit information for the time periods indicated are derived from the financial statements of Separate Account R, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2017. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account R, which are included in the Statement of Additional Information.

The Separate Account commenced operations on March 8, 2004. All Accumulation Unit values when they first became available began at an Accumulation Unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The Accumulation Unit value as indicated for the end of one year is also the Accumulation Unit value at the beginning of the next year.

Number of accumulation units outstanding at the end of the indicated period:

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Victory RS Large Cap Alpha VIP Series	2017	1,350,375	12,848	—	20,432	14,058	471	74,458	—
	2016	1,736,245	19,530	—	25,159	15,613	498	120,057	161
	2015	1,935,346	21,013	—	35,122	49,451	526	132,200	167
	2014	2,151,861	24,345	—	41,347	60,724	—	140,820	166
	2013	2,566,924	25,988	852	59,217	67,625	—	183,434	178
	2012	3,146,304	28,241	965	70,898	76,761	—	207,517	5,622
	2011	3,487,620	33,179	1,007	77,768	80,203	2,499	241,496	6,016
	2010	3,624,548	36,444	1,112	110,850	111,862	5,624	256,608	5,887
	2009	3,853,593	38,752	1,155	118,702	123,664	11,186	264,338	6,122
	2008	2,854,453	34,156	1,200	100,906	106,776	9,646	148,174	6,568
Victory S&P 500 Index VIP Series	2017	1,117,801	21,359	—	9,223	13,536	—	36,569	—
	2016	1,389,651	22,959	—	10,263	16,447	—	44,844	84
	2015	1,570,135	23,828	—	21,878	21,992	—	60,918	88
	2014	1,802,693	26,577	1,544	50,295	26,238	—	65,376	756
	2013	2,254,662	39,790	1,936	82,082	33,419	—	75,445	2,518
	2012	2,669,913	45,542	2,259	113,123	38,883	—	85,512	5,566
	2011	2,945,765	56,355	2,754	125,394	57,153	—	92,868	6,192
	2010	3,140,601	62,702	2,857	137,299	69,118	—	97,016	6,415
	2009	3,284,920	66,093	3,197	146,120	74,658	—	100,638	6,663
	2008	2,938,008	68,976	6,318	161,211	90,922	867	108,751	6,710
Victory High Yield VIP Series	2017	550,337	7,307	—	—	13,502	—	15,063	—
	2016	637,279	7,466	—	—	16,172	—	2,449	—
	2015	731,602	8,722	—	2,187	20,524	—	2,513	—
	2014	784,100	9,108	928	3,911	21,725	—	10,630	—
	2013	848,570	9,889	1,170	8,858	22,553	—	11,072	—
	2012	930,086	14,157	1,431	9,401	26,921	—	13,305	—
	2011	1,003,824	19,181	1,582	7,429	37,645	—	13,515	—
	2010	1,089,316	21,862	1,950	7,082	38,409	—	18,047	—
	2009	1,097,773	24,741	2,105	7,585	39,887	—	20,570	—
	2008	599,579	30,851	4,094	7,486	42,776	—	20,931	—

APPENDIX	PROSPECTUS	93

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Victory INCORE Low Duration Bond VIP Series	2017	207,808	3,529	—	2,809	7,277	—	4,257	—
	2016	259,862	9,421	—	5,803	7,160	—	5,051	—
	2015	283,497	10,174	—	18,031	7,108	—	6,139	—
	2014	344,650	10,984	—	49,102	7,002	—	5,672	2,496
	2013	437,143	11,126	3,369	72,190	13,297	416	6,631	3,140
	2012	539,205	17,664	3,000	78,868	15,086	395	8,564	4,148
	2011	647,213	12,133	2,845	117,236	17,826	391	10,499	4,496
	2010	645,727	9,382	5,520	193,484	28,458	7,535	10,460	4,859
	2009	588,044	10,394	5,187	183,822	23,220	12,157	7,062	4,877
	2008	506,143	13,765	4,414	172,678	26,469	10,980	7,955	4,921
Victory RS Small Cap Growth Equity VIP Series	2017	305,940	8,524	—	7,536	21,647	1,866	28,883	—
	2016	389,421	13,856	—	8,143	24,052	1,867	42,450	69
	2015	413,338	15,004	—	10,747	28,712	1,869	43,753	70
	2014	499,324	18,869	—	18,708	35,503	2,395	50,124	67
	2013	583,230	21,222	—	24,564	43,006	2,398	60,002	1,831
	2012	664,671	24,348	—	28,578	50,373	3,842	48,631	4,190
	2011	747,000	28,549	—	36,619	54,776	4,239	38,117	4,219
	2010	829,633	33,312	—	45,288	63,397	5,858	52,694	3,980
	2009	879,597	34,745	—	51,355	63,064	5,969	59,979	4,108
	2008	740,879	37,151	—	59,469	72,946	6,471	56,135	4,535
Victory RS International VIP Series	2017	1,751,649	18,388	—	19,756	28,177	—	51,920	—
	2016	2,311,588	24,244	—	23,936	31,055	—	70,981	72
	2015	2,455,962	25,025	—	39,283	36,907	—	82,365	75
	2014	2,722,225	28,968	—	54,164	44,583	—	92,906	515
	2013	2,904,519	33,666	370	59,555	50,348	—	112,379	4,060
	2012	3,237,787	36,733	422	73,361	55,959	—	124,124	6,980
	2011	3,394,684	44,175	1,611	89,658	77,370	—	131,886	7,213
	2010	3,430,854	49,814	1,592	102,638	84,414	932	140,608	7,154
	2009	3,589,855	54,207	1,625	112,830	86,991	6,088	151,486	7,309
	2008	3,397,042	62,304	4,365	124,521	95,261	6,343	180,918	7,077
Victory Sophus Emerging Markets VIP Series	2017	178,069	9,320	—	4,905	15,210	1,933	40,460	976
	2016	206,840	14,611	—	6,860	17,278	1,934	50,192	1,216
	2015	233,411	15,467	—	9,787	22,441	1,935	55,626	1,238
	2014	282,731	15,938	360	16,426	23,597	1,474	55,987	1,253
	2013	339,894	19,765	671	19,367	26,035	1,114	54,881	2,290
	2012	433,398	20,770	752	22,211	28,430	1,815	47,330	4,045
	2011	519,154	27,419	1,511	25,915	45,856	1,982	53,388	4,033
	2010	647,210	34,362	1,886	28,724	48,194	1,984	54,512	3,619
	2009	775,812	26,930	2,047	36,002	56,998	2,188	54,464	3,812
	2008	763,676	29,311	3,032	43,743	56,159	2,173	48,828	5,358
Victory INCORE Investment Quality Bond VIP Series	2017	6,178,627	68,978	—	85,385	18,087	2,105	202,624	—
	2016	7,145,462	86,132	—	101,564	23,870	2,222	218,531	395
	2015	8,054,831	94,785	—	124,515	25,388	2,349	259,993	379
	2014	9,274,636	110,855	2,226	167,465	35,654	(0)	305,531	1,519
	2013	10,505,447	134,544	2,854	200,218	62,911	199	378,819	6,089
	2012	10,140,517	141,807	3,015	196,800	74,954	186	351,928	14,503
	2011	10,538,916	150,725	5,798	219,044	84,412	188	393,305	13,933
	2010	11,433,503	168,494	11,585	254,885	114,663	2,233	443,922	14,408
	2009	11,433,661	191,829	11,463	266,033	112,699	11,931	463,165	14,030
	2008	9,095,619	177,802	13,489	262,031	118,406	11,447	429,680	13,598

94	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Gabelli Capital Asset Fund	2017	204,297	8,464	101	6,837	27,779	—	20,864	—
	2016	239,866	12,046	96	7,743	31,818	—	20,805	—
	2015	277,767	19,488	90	8,878	36,010	—	21,295	—
	2014	335,983	24,543	85	18,184	50,037	—	19,734	454
	2013	407,672	28,076	79	24,315	54,771	854	23,039	458
	2012	438,679	37,237	73	37,441	62,702	933	23,565	515
	2011	503,577	38,904	65	54,124	74,767	967	18,256	542
	2010	603,119	43,928	180	67,689	94,447	968	21,790	543
	2009	639,244	46,740	173	76,906	107,487	1,188	26,196	568
	2008	681,709	49,640	177	85,343	116,593	1,229	27,801	581
Value Line Centurion Fund	2017	41,712	366	—	—	8,137	—	170	—
	2016	55,699	4,721	—	—	8,077	—	170	—
	2015	63,379	5,308	—	—	8,053	—	170	—
	2014	60,393	5,838	—	—	7,986	—	170	—
	2013	70,500	5,838	—	—	8,963	67	170	—
	2012	70,457	5,849	—	—	8,521	68	1,900	—
	2011	81,501	6,249	—	4,669	9,696	104	1,900	—
	2010	83,062	6,250	—	98	10,100	586	13,727	—
	2009	87,530	6,251	—	106	10,017	3,388	13,728	—
	2008	87,868	7,315	—	119	9,879	3,607	13,729	—
Value Line Strategic Asset Management Trust	2017	150,795	3,281	101	35	15,425	—	2,947	—
	2016	235,098	4,099	96	576	17,961	—	6,790	—
	2015	270,515	6,284	90	3,526	18,137	—	6,667	—
	2014	288,430	6,073	562	8,106	22,436	—	7,135	655
	2013	313,236	6,423	832	15,551	25,403	188	8,704	946
	2012	344,278	6,984	1,076	18,269	25,759	213	11,083	1,352
	2011	384,008	7,123	1,178	14,383	31,761	232	14,335	1,754
	2010	421,130	7,425	1,186	14,266	35,791	721	22,778	2,039
	2009	449,301	8,322	1,200	17,307	48,536	3,176	25,429	2,186
	2008	484,421	12,682	1,201	26,825	55,722	3,259	38,241	2,324
Invesco V.I. American Franchise Fund Series II	2017	369,569	5,552	—	420	2,215	—	20,497	—
	2016	450,062	9,389	—	420	2,663	—	22,257	—
	2015	523,691	10,615	—	2,767	5,309	—	22,263	—
	2014	637,637	11,390	—	21,765	8,880	—	23,045	—
	2013	761,237	18,675	—	33,124	9,147	—	31,145	—
	2012	1,016,948	24,572	—	36,643	18,596	139	34,178	—
	2011	1,104,332	24,785	—	37,728	21,224	145	39,977	—
	2010	1,132,421	23,712	—	37,230	29,626	144	40,656	—
	2009	1,250,967	25,248	—	39,130	31,556	148	42,063	—
	2008	1,293,811	24,369	—	38,607	32,530	157	42,562	—
Invesco V.I. Value Opportunities Fund Series II	2017	50,178	136	—	415	2,114	—	—	—
	2016	64,435	128	—	415	2,140	—	1,592	—
	2015	70,439	117	—	652	32,369	—	1,602	—
	2014	79,368	108	—	1,186	34,134	—	1,612	—
	2013	89,076	98	—	3,567	35,950	—	1,835	—
	2012	98,016	89	—	3,849	38,085	—	4,896	—
	2011	106,084	76	—	4,577	40,303	—	4,929	—
	2010	120,208	64	—	4,725	55,310	—	5,192	—
	2009	138,191	49	—	4,841	57,277	—	5,226	—
	2008	158,588	30	—	6,801	56,759	—	5,472	—

APPENDIX	PROSPECTUS	95

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Invesco V.I. Government Securities Fund Series II	2017	157,943	1,443	—	3,341	10,260	—	7,476	—
	2016	199,180	6,034	—	3,610	9,355	—	5,523	3,676
	2015	226,574	6,787	—	4,630	11,584	—	5,665	3,593
	2014	277,514	6,756	634	20,334	19,959	—	5,070	4,827
	2013	349,660	7,821	981	24,890	22,604	373	6,208	4,801
	2012	442,509	12,220	1,105	29,701	22,712	349	7,056	8,598
	2011	552,281	15,585	1,598	36,862	25,285	353	9,796	8,252
	2010	360,482	13,201	1,469	23,700	22,761	2,481	5,127	—
	2009	413,160	14,634	1,444	28,717	26,343	2,848	13,594	—
	2008	458,101	25,097	4,196	25,956	30,852	2,488	10,310	—
Invesco V.I. Mid Cap Core Equity Fund Series II	2017	41,799	2,349	—	—	2,088	—	74	—
	2016	53,961	2,623	—	—	2,387	—	97	—
	2015	64,615	2,925	—	72	2,537	—	228	—
	2014	69,466	6,551	—	683	5,805	—	565	—
	2013	90,451	8,012	—	701	5,873	—	620	—
	2012	91,927	8,519	—	836	6,247	—	651	—
	2011	107,105	8,850	—	1,339	6,629	—	1,333	—
	2010	117,541	8,726	—	5,993	7,847	—	2,417	—
	2009	138,636	10,050	—	6,279	15,296	—	7,644	—
	2008	156,044	10,231	—	6,815	16,246	—	7,597	—
Invesco V.I. Core Equity Fund Series II	2017	3,551	297	—	—	537	—	—	—
	2016	13,030	298	—	—	569	—	—	—
	2015	17,417	324	—	413	606	—	—	—
	2014	17,647	357	—	413	2,017	—	9	—
	2013	14,887	392	—	854	2,054	—	3	—
	2012	16,751	429	—	910	2,095	—	362	—
	2011	14,284	472	1,570	1,094	2,145	—	354	—
	2010	15,326	517	1,570	1,094	2,196	—	34	—
	2009	13,920	565	1,591	1,394	2,541	—	25	—
	2008	14,105	625	1,592	1,755	2,872	—	15	—
Invesco V.I. Growth and Income Fund Series II	2017	201,634	3,987	106	—	9,962	—	14,466	—
	2016	249,231	5,357	101	421	10,329	—	21,132	—
	2015	280,384	5,813	94	2,644	13,095	—	22,606	—
	2014	324,764	8,439	88	13,429	14,767	—	24,067	424
	2013	394,557	13,008	82	17,466	19,082	1,018	27,984	439
	2012	458,318	13,963	74	21,864	24,412	1,119	30,348	471
	2011	531,833	15,412	65	28,529	29,765	2,550	39,324	512
	2010	582,804	17,049	56	30,815	31,588	2,538	42,432	494
	2009	641,240	20,742	45	35,930	36,051	2,700	51,205	499
	2008	739,765	23,414	1,834	42,095	47,957	3,679	54,449	511
Alger Capital Appreciation Portfolio Class S	2017	35,896	—	—	—	1,759	—	3,055	—
	2016	47,492	—	—	—	1,939	—	3,485	—
	2015	60,557	368	—	—	1,963	—	3,513	—
	2014	70,111	1,037	—	—	328	—	4,258	—
	2013	77,619	1,670	—	167	656	—	4,518	—
	2012	96,118	1,672	—	174	1,590	—	5,215	—
	2011	101,321	1,673	—	182	2,434	—	5,376	—
	2010	107,410	1,675	—	275	744	—	7,390	—
	2009	117,963	1,395	—	669	1,066	—	7,447	—
	2008	132,998	1,370	—	1,560	3,169	—	3,998	—

96	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
AB VPS Growth and Income Portfolio Class B	2017	66,789	1,564	—	169	4,894	—	2,858	—
	2016	87,740	1,566	—	322	5,075	—	867	2,673
	2015	93,012	1,569	—	339	5,317	—	1,475	2,838
	2014	107,029	1,629	—	865	6,755	—	1,382	3,627
	2013	118,632	1,898	31	3,191	8,934	—	1,675	4,209
	2012	129,193	4,510	38	6,062	14,269	133	5,885	5,071
	2011	144,580	2,783	916	7,593	16,148	138	11,803	5,867
	2010	171,152	6,638	920	7,584	16,148	137	12,194	6,087
	2009	183,832	6,586	935	7,760	16,647	141	16,796	6,518
	2008	217,212	6,936	935	9,306	19,410	150	16,292	7,012
AB VPS Large Cap Growth Portfolio Class B	2017	62,397	818	—	806	6,973	—	332	—
	2016	74,131	814	—	806	7,697	—	334	—
	2015	81,906	808	—	3,987	17,831	—	336	—
	2014	89,661	802	—	11,354	5,086	—	1,928	—
	2013	108,918	3,422	—	12,120	5,156	—	1,924	—
	2012	112,884	3,431	—	12,272	5,178	—	2,968	—
	2011	112,008	5,104	—	13,943	19,101	—	3,024	—
	2010	135,144	5,096	—	15,076	5,243	—	3,054	—
	2009	167,719	5,123	—	15,176	5,513	—	3,100	—
	2008	143,220	5,360	—	15,234	17,289	—	5,390	—
AB VPS Global Thematic Growth Portfolio Class B	2017	69,887	303	—	463	9,496	—	29	—
	2016	70,948	303	—	942	9,454	—	29	—
	2015	79,444	303	—	5,094	9,396	—	30	—
	2014	89,956	304	—	5,988	2,280	—	442	—
	2013	100,861	301	—	6,543	2,185	—	989	—
	2012	139,376	277	—	6,434	3,771	—	1,391	—
	2011	142,655	251	—	6,596	4,371	—	1,392	—
	2010	164,596	950	—	6,926	3,044	—	991	—
	2009	186,308	1,104	—	7,223	2,835	—	1,254	—
	2008	143,236	1,071	—	7,886	5,011	—	1,272	—
AB VPS Real Estate Investment Portfolio Class B	2017	96,600	1,572	—	1,715	9,985	3,339	640	—
	2016	114,710	1,697	—	1,817	12,152	3,341	648	—
	2015	137,740	1,947	—	2,029	14,046	3,343	1,046	—
	2014	147,196	2,196	382	2,957	20,586	3,418	1,343	406
	2013	179,915	2,662	455	4,507	23,257	3,726	2,869	1,556
	2012	198,520	3,966	486	5,515	33,530	4,990	4,492	2,968
	2011	216,404	4,688	1,013	9,023	28,752	5,293	11,602	3,030
	2010	258,506	4,993	1,035	18,251	36,882	5,297	12,013	3,036
	2009	268,213	5,435	1,157	13,257	46,896	6,422	12,367	3,100
	2008	310,589	5,288	1,296	17,641	53,072	5,255	14,412	2,344
AB VPS Value Portfolio Class B	2017	45,343	930	—	691	3,072	—	3,486	—
	2016	58,154	1,839	—	696	3,032	—	5,430	—
	2015	62,519	1,839	—	1,828	3,838	—	5,771	—
	2014	66,747	2,337	—	6,182	11,253	—	6,741	—
	2013	74,067	2,423	—	10,918	11,942	68	9,563	—
	2012	88,171	2,423	—	13,659	10,782	68	12,921	—
	2011	109,534	3,208	—	14,867	15,464	104	13,858	—
	2010	122,084	2,219	—	14,667	19,403	4,341	16,065	—
	2009	133,077	2,220	—	15,187	19,764	4,608	36,818	—
	2008	162,395	2,221	—	14,203	21,386	4,978	84,269	—

APPENDIX	PROSPECTUS	97

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Davis Financial Portfolio	2017	61,090	2,243	—	366	636	—	1,428	—
	2016	64,144	2,327	—	871	1,149	—	1,755	—
	2015	83,636	2,367	—	1,480	1,204	—	1,945	—
	2014	88,057	2,484	—	5,424	1,204	—	1,639	518
	2013	106,957	2,531	—	5,536	1,244	—	2,674	551
	2012	115,724	2,668	—	5,810	1,245	—	2,202	596
	2011	124,539	2,960	—	6,043	1,485	—	2,589	659
	2010	137,347	3,415	—	4,111	1,247	—	2,803	591
	2009	130,649	3,722	—	4,191	1,248	—	2,930	598
	2008	123,260	2,083	—	3,863	274	—	3,084	638
Davis Real Estate Portfolio	2017	114,123	6,492	—	8,128	6,784	—	7,805	—
	2016	136,111	9,792	—	8,248	8,702	—	8,094	243
	2015	145,771	10,339	—	10,677	11,270	—	9,113	253
	2014	157,974	13,069	—	14,720	13,652	—	10,576	251
	2013	185,204	14,901	315	16,468	14,663	—	11,994	269
	2012	240,940	15,486	357	19,089	17,995	—	14,065	8,865
	2011	257,674	16,802	372	21,187	18,222	—	15,545	9,487
	2010	277,550	19,958	365	25,016	18,465	—	19,278	9,252
	2009	290,358	19,856	380	29,337	19,159	—	26,751	9,588
	2008	262,317	17,171	390	27,935	14,608	—	26,998	10,341
Davis Value Portfolio	2017	1,916,665	15,706	—	26,881	1,780	—	76,922	1,566
	2016	2,504,716	19,717	—	36,064	5,838	—	100,588	1,682
	2015	2,821,590	20,433	—	53,374	7,016	—	122,091	1,648
	2014	3,278,274	32,016	—	70,772	7,512	—	135,199	2,101
	2013	3,835,995	41,475	429	78,907	19,668	744	176,259	2,206
	2012	4,636,028	44,993	486	92,147	24,213	1,117	211,564	2,464
	2011	4,962,285	50,613	507	113,484	30,601	6,035	226,631	2,545
	2010	5,193,583	51,180	497	127,851	32,741	8,434	271,807	2,543
	2009	5,370,059	52,838	517	136,798	34,564	8,733	288,881	2,633
	2008	4,709,220	57,922	532	144,869	36,180	9,317	365,989	2,755
Fidelity VIP Balanced Portfolio Service Class 2	2017	132,425	1,973	—	2,831	14,695	1,671	6,555	1,541
	2016	169,565	2,055	—	3,897	15,361	1,765	9,443	1,655
	2015	188,266	2,165	—	4,999	16,105	1,865	9,726	1,622
	2014	232,000	1,788	508	12,293	18,539	—	12,064	2,077
	2013	242,865	2,297	673	15,135	17,384	—	16,859	2,180
	2012	254,606	2,538	907	16,765	17,996	—	19,159	2,435
	2011	311,202	2,581	1,017	14,577	16,748	—	23,283	2,515
	2010	369,412	2,627	1,039	19,464	20,327	—	24,174	2,513
	2009	357,210	5,756	1,053	18,208	21,777	—	24,280	2,602
	2008	369,943	5,876	1,048	14,984	24,004	—	11,723	2,722
Fidelity VIP Contrafund Portfolio Service Class 2	2017	3,097,565	45,709	96	59,174	39,494	441	214,021	—
	2016	4,319,511	62,117	91	75,475	49,326	466	273,287	4,777
	2015	4,732,290	77,739	85	108,521	60,731	492	305,059	5,071
	2014	5,572,739	77,055	2,195	157,966	72,738	—	357,302	6,348
	2013	6,839,279	90,188	3,366	200,152	78,592	1,511	454,269	12,468
	2012	8,004,514	101,979	3,636	256,761	92,634	1,932	501,993	14,944
	2011	8,884,435	114,110	3,854	318,261	125,882	8,779	575,676	16,060
	2010	9,511,948	124,984	9,177	358,551	138,421	13,236	633,290	16,216
	2009	9,982,914	130,775	9,905	395,497	159,291	14,741	669,977	16,928
	2008	9,896,956	148,404	12,674	437,025	182,829	16,432	718,973	16,809

98	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Fidelity VIP Equity-Income Portfolio Service Class 2	2017	758,201	15,696	—	10,041	22,793	3,307	22,836	—
	2016	956,463	16,853	—	10,379	23,324	3,343	27,218	—
	2015	1,128,480	22,067	—	14,141	53,960	3,382	31,561	—
	2014	1,212,700	24,102	—	22,505	66,236	2,687	33,816	—
	2013	1,428,302	27,922	—	37,783	72,778	2,898	42,001	—
	2012	1,679,293	31,500	—	47,569	78,835	3,822	47,432	—
	2011	1,903,186	39,366	—	77,509	90,806	4,017	66,593	—
	2010	2,090,209	45,540	122	88,413	108,538	4,019	70,924	—
	2009	2,168,600	46,580	125	93,689	110,451	4,076	75,856	—
	2008	1,764,010	58,017	142	103,496	120,784	3,802	84,733	—
Fidelity VIP Growth Portfolio Service Class 2	2017	71,271	525	—	2,374	2,006	—	13,884	1,436
	2016	94,734	526	—	2,518	2,079	—	13,971	1,542
	2015	114,715	527	—	2,527	2,173	—	14,065	1,511
	2014	111,844	528	—	2,807	15,800	—	14,303	1,527
	2013	112,891	528	—	5,675	3,735	—	14,981	1,608
	2012	130,902	529	—	6,193	5,144	—	15,580	1,816
	2011	141,076	2,355	—	9,517	6,681	—	15,711	1,851
	2010	150,989	2,693	—	13,360	10,048	4,724	15,487	1,865
	2009	154,165	3,111	—	13,035	11,025	4,789	15,593	1,943
	2008	197,021	3,114	—	14,617	12,009	5,090	16,037	2,044
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2017	3,788,576	15,372	—	47,169	7,105	—	75,836	—
	2016	4,359,971	18,005	—	59,027	9,463	—	80,808	3,788
	2015	4,880,454	20,019	—	76,963	11,569	—	114,622	3,706
	2014	5,488,975	22,418	—	113,200	13,929	—	137,859	5,706
	2013	6,137,856	27,863	—	132,309	17,123	—	180,722	10,947
	2012	5,686,217	28,290	—	127,927	19,317	—	166,652	10,501
	2011	5,761,151	29,198	2,259	140,232	32,392	—	179,382	10,796
	2010	6,141,473	30,604	7,174	170,856	31,425	5,556	210,205	11,368
	2009	5,978,140	29,957	7,012	168,492	29,161	15,640	213,864	11,498
	2008	4,065,486	28,757	6,336	164,454	37,364	14,867	202,488	11,938
Fidelity VIP Mid Cap Portfolio Service Class 2	2017	1,605,742	18,020	83	18,823	43,702	2,135	174,222	—
	2016	2,185,142	23,649	79	24,540	52,000	2,158	228,402	—
	2015	2,377,662	25,169	74	27,799	62,406	2,182	237,105	—
	2014	2,674,394	28,625	897	42,769	73,436	1,720	259,523	594
	2013	3,011,568	34,741	1,331	52,408	79,878	2,523	299,538	4,458
	2012	3,534,045	45,180	1,490	73,410	93,831	3,500	313,799	5,254
	2011	3,723,491	52,872	1,511	83,779	105,430	6,690	346,913	5,529
	2010	3,787,580	59,805	1,919	91,766	121,290	8,751	368,341	5,622
	2009	4,220,042	65,006	2,366	105,228	136,369	13,820	376,787	5,913
	2008	3,511,305	76,545	4,816	123,544	159,782	16,182	359,750	5,947
Fidelity VIP Government Money Market Portfolio Service Class 2	2017	542,938	10,493	—	6,804	14,878	3,839	18,128	—
	2016	664,657	15,610	—	11,004	20,033	3,840	18,590	—
	2015	755,910	16,026	—	16,191	20,959	3,841	20,412	—

APPENDIX	PROSPECTUS	99

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Templeton Growth VIP Fund Class 2	2017	144,960	5,939	—	—	4,050	—	12,737	—
	2016	182,998	7,541	—	—	4,244	—	12,896	—
	2015	220,640	7,629	—	1,866	4,849	—	17,199	—
	2014	270,404	9,067	—	8,222	6,218	—	19,111	—
	2013	346,278	9,684	70	13,850	7,751	—	19,658	—
	2012	397,418	10,446	90	16,968	14,834	—	24,834	—
	2011	458,444	12,150	99	19,120	18,233	—	25,752	—
	2010	525,829	13,490	90	19,539	21,136	—	33,452	—
	2009	564,206	14,056	88	21,997	23,378	104	34,364	—
	2008	591,994	17,245	99	21,311	25,979	1,567	36,099	—
Franklin Rising Dividends VIP Fund Class 2	2017	451,344	9,996	—	10,462	15,584	2,342	47,245	—
	2016	575,561	12,248	—	13,173	18,349	2,343	50,677	—
	2015	686,609	13,831	—	21,814	54,461	2,345	65,374	—
	2014	867,714	15,828	392	33,587	56,631	2,353	78,122	229
	2013	1,210,457	18,645	449	42,322	60,103	2,610	91,148	224
	2012	1,400,711	26,650	522	48,931	65,226	3,390	101,872	228
	2011	1,530,509	28,340	536	50,167	73,188	3,612	106,995	227
	2010	1,605,959	24,812	784	50,006	90,309	3,615	114,763	205
	2009	1,733,103	27,072	984	57,905	91,730	3,975	121,984	213
	2008	1,866,552	29,090	1,202	62,347	95,671	6,097	125,510	266
Franklin Small Cap Value VIP Fund Class 2	2017	884,984	8,068	—	15,419	4,828	2,030	18,991	—
	2016	1,234,743	11,802	—	19,266	10,042	2,031	22,387	2,159
	2015	1,498,935	13,900	—	23,121	38,414	2,033	25,349	2,762
	2014	1,607,555	15,802	—	37,493	43,323	2,049	35,711	2,711
	2013	1,711,899	20,429	—	38,424	44,935	2,230	37,755	2,673
	2012	2,118,432	23,917	—	44,646	50,813	2,935	46,093	3,288
	2011	2,319,438	28,118	—	49,853	62,391	3,105	70,567	3,597
	2010	2,422,835	30,144	—	57,299	77,578	3,107	71,145	3,408
	2009	2,642,219	31,497	—	62,824	80,480	3,007	75,859	4,116
	2008	2,193,609	34,734	—	64,736	84,099	2,880	84,808	4,682
MFS Total Return Bond Series Service Class	2017	93,054	2,186	—	10,505	13,149	—	753	—
	2016	110,212	2,395	—	11,218	12,907	—	1,054	—
	2015	110,960	2,477	—	15,085	14,998	—	1,667	—
	2014	116,705	1,663	1,589	29,972	20,688	—	1,022	1,817
	2013	136,485	1,692	3,856	37,909	21,574	—	1,141	2,297
	2012	163,448	1,724	3,705	42,424	26,556	—	451	2,524
	2011	170,604	1,837	3,711	63,857	33,350	—	451	2,868
	2010	167,216	2,009	3,874	70,243	30,817	—	3,987	3,194
	2009	164,923	2,105	3,897	72,930	35,016	464	9,334	3,379
	2008	167,760	4,030	3,747	75,251	40,770	2,178	10,689	3,564
MFS Core Equity Portfolio Service Class	2017	11,307	—	—	316	—	—	—	—
	2016	14,509	—	—	361	—	—	97	—
	2015	15,261	—	—	369	—	—	97	—
	2014	17,381	—	—	505	—	—	97	—
	2013	18,899	—	—	1,088	—	—	98	—
	2012	20,343	—	—	1,298	—	—	98	—
	2011	19,801	—	—	1,392	—	—	98	—
	2010	17,696	169	—	1,592	—	—	98	—
	2009	22,123	171	—	1,749	—	—	—	—
	2008	18,081	173	—	1,744	—	—	—	—

100	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
MFS Growth Series Service Class	2017	29,616	—	—	—	1,209	—	1,056	—
	2016	45,850	—	—	—	3,642	—	417	—
	2015	63,986	—	—	—	3,805	—	418	—
	2014	72,251	—	—	379	3,824	—	950	—
	2013	75,071	—	—	472	3,843	—	1,509	—
	2012	90,340	—	—	669	4,228	—	1,636	—
	2011	89,470	—	—	658	6,201	—	1,964	—
	2010	105,252	—	—	2,488	6,034	—	2,332	—
	2009	103,983	281	—	2,561	5,801	—	2,264	—
	2008	91,886	281	—	2,819	5,463	—	1,896	—
MFS Investors Trust Series Service Class	2017	13,665	885	—	763	—	—	425	—
	2016	14,906	1,000	—	763	—	—	496	—
	2015	28,196	1,137	—	2,622	—	—	609	—
	2014	36,310	1,133	—	3,634	—	—	625	436
	2013	49,039	1,497	—	5,001	—	—	626	451
	2012	54,442	1,779	—	6,994	—	—	626	484
	2011	56,085	1,766	—	7,470	—	—	294	526
	2010	60,399	1,721	—	7,491	538	—	357	508
	2009	69,706	1,730	—	7,613	1,390	—	238	513
	2008	70,286	1,980	—	7,541	1,605	—	239	525
MFS New Discovery Series Service Class	2017	28,346	1,023	—	—	3,300	—	21,131	—
	2016	34,849	965	—	—	3,308	—	26,100	—
	2015	42,820	989	—	107	2,984	—	27,361	—
	2014	79,599	960	—	102	3,966	—	27,957	—
	2013	80,090	928	—	355	14,410	392	36,970	—
	2012	76,956	908	—	392	5,239	453	38,119	—
	2011	76,232	888	—	809	7,015	448	39,497	—
	2010	91,900	863	—	10,513	6,160	434	41,902	—
	2009	96,693	372	—	4,814	6,785	513	44,331	—
	2008	90,005	548	—	6,109	6,805	617	35,875	—
MFS Strategic Income Portfolio Service Class	2017	23,021	1,358	—	309	—	—	6,390	—
	2016	26,720	1,361	—	508	352	—	318	—
	2015	27,350	2,094	—	717	352	—	507	—
	2014	37,792	2,097	—	869	1,086	—	542	—
	2013	65,333	2,244	—	3,385	1,668	197	603	—
	2012	92,144	1,746	—	3,470	811	223	1,392	—
	2011	93,384	1,375	—	8,676	3,018	243	2,014	—
	2010	94,845	535	—	8,588	8,523	1,263	2,762	—
	2009	91,123	95	—	8,367	13,438	6,347	2,831	—
	2008	86,549	121	—	4,258	14,625	6,550	2,943	—
MFS Total Return Series Service Class	2017	378,157	8,612	—	5,213	46,422	2,781	11,683	—
	2016	510,537	10,968	—	5,996	53,461	2,782	19,831	2,879
	2015	615,547	13,264	—	8,886	59,638	2,784	21,587	3,056
	2014	744,132	16,564	1,754	20,530	69,426	2,512	25,820	3,176
	2013	982,199	19,947	2,523	33,785	73,777	3,319	30,565	3,478
	2012	1,105,768	30,050	2,723	40,973	82,213	4,309	40,048	3,954
	2011	1,257,147	38,086	4,414	58,978	89,870	13,827	56,654	4,323
	2010	1,453,384	50,384	10,165	62,135	114,865	13,831	65,197	4,242
	2009	1,640,916	53,719	10,809	67,295	121,041	13,682	67,565	4,541
	2008	1,770,360	65,026	11,745	76,228	133,543	16,133	92,281	4,920

APPENDIX	PROSPECTUS	101

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Victory RS Large Cap Alpha VIP Series	2017	$25.95	$25.23	$—	$25.06	$24.20	$23.37	$25.30	$24.51
	2016	22.19	21.62	—	21.48	20.79	20.13	21.70	21.07
	2015	20.65	20.16	—	20.04	19.45	18.88	20.26	19.72
	2014	21.38	20.92	—	20.81	20.24	—	21.04	20.54
	2013	19.10	18.73	18.27	18.63	18.18	—	18.86	18.45
	2012	13.97	13.73	13.42	13.67	13.36	—	13.83	13.57
	2011	12.17	11.98	11.74	11.93	11.70	11.46	12.08	11.88
	2010	13.60	13.42	13.18	13.37	13.14	12.91	13.55	13.36
	2009	11.79	11.65	11.48	11.62	11.45	11.28	11.78	11.64
	2008	9.57	9.47	9.36	9.45	9.33	9.22	9.58	9.50
Victory S&P 500 Index VIP Series	2017	24.68	24.00	—	23.83	23.01	—	22.89	22.18
	2016	20.59	20.07	—	19.94	19.30	—	19.16	18.61
	2015	18.70	18.26	—	18.15	17.61	—	17.45	16.99
	2014	18.78	18.37	17.88	18.27	17.78	—	17.58	17.16
	2013	16.80	16.47	16.07	16.39	15.99	—	15.78	15.44
	2012	12.92	12.69	12.41	12.63	12.35	—	12.16	11.93
	2011	11.33	11.15	10.93	11.11	10.89	—	10.70	10.52
	2010	11.28	11.12	10.93	11.08	10.89	—	10.68	10.53
	2009	9.97	9.85	9.71	9.82	9.68	—	9.47	9.36
	2008	8.01	7.93	7.84	7.91	7.82	7.72	7.64	7.57
Victory High Yield VIP Series	2017	19.01	18.49	—	—	17.73	—	17.56	—
	2016	17.55	17.10	—	—	16.45	—	16.26	—
	2015	15.42	15.06	—	14.97	14.53	—	14.34	—
	2014	16.40	16.05	15.61	15.96	15.53	—	15.29	—
	2013	16.79	16.45	16.05	16.37	15.97	—	15.69	—
	2012	15.93	15.64	15.30	15.57	15.23	—	14.94	—
	2011	14.11	13.88	13.61	13.83	13.56	—	13.27	—
	2010	13.74	13.55	13.32	13.50	13.27	—	12.96	—
	2009	12.26	12.11	11.93	12.08	11.90	—	11.60	—
	2008	9.01	8.92	8.81	8.90	8.79	—	8.55	—
Victory INCORE Low Duration Bond VIP Series	2017	11.63	11.31	—	11.23	10.85	—	11.38	—
	2016	11.62	11.32	—	11.24	10.89	—	11.39	—
	2015	11.55	11.28	—	11.21	10.88	—	11.36	—
	2014	11.67	11.41	—	11.35	11.04	—	11.51	11.23
	2013	11.73	11.50	11.21	11.44	11.16	10.88	11.61	11.36
	2012	11.87	11.66	11.40	11.61	11.35	11.10	11.79	11.56
	2011	11.68	11.49	11.27	11.45	11.22	11.00	11.63	11.43
	2010	11.63	11.47	11.27	11.43	11.23	11.04	11.61	11.45
	2009	11.28	11.15	10.99	11.12	10.95	10.79	11.30	11.17
	2008	10.76	10.66	10.53	10.63	10.50	10.37	10.81	10.71
Victory RS Small Cap Growth Equity VIP Series	2017	32.69	31.79	—	31.57	30.48	29.44	31.77	30.78
	2016	24.00	23.39	—	23.24	22.49	21.78	23.40	22.72
	2015	24.01	23.44	—	23.30	22.62	21.95	23.48	22.86
	2014	24.21	23.69	—	23.56	22.92	22.30	23.75	23.18
	2013	22.31	21.87	—	21.76	21.23	20.70	21.95	21.48
	2012	15.08	14.81	—	14.74	14.42	14.10	14.88	14.59
	2011	13.25	13.04	—	12.99	12.73	12.48	13.11	12.89
	2010	13.76	13.57	—	13.52	13.29	13.06	13.66	13.46
	2009	10.94	10.81	—	10.78	10.62	10.46	10.90	10.77
	2008	8.10	8.02	—	8.00	7.90	7.80	8.09	8.01

102	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Victory RS International VIP Series	2017	$20.72	$20.15	$—	$20.01	$19.32	$—	$17.94	$17.38
	2016	16.73	16.30	—	16.19	15.68	—	14.53	14.11
	2015	16.71	16.31	—	16.22	15.74	—	14.55	14.17
	2014	16.81	16.45	—	16.36	15.92	—	14.69	14.33
	2013	18.01	17.66	17.22	17.57	17.14	—	15.79	15.44
	2012	15.22	14.95	14.62	14.88	14.55	—	13.38	13.12
	2011	13.05	12.84	12.59	12.79	12.54	—	11.50	11.31
	2010	14.99	14.78	14.52	14.73	14.47	14.22	13.25	13.06
	2009	13.32	13.16	12.96	13.12	12.93	12.74	11.81	11.67
	2008	9.72	9.63	9.51	9.60	9.48	9.37	8.65	8.57
Victory Sophus Emerging Markets VIP Series	2017	30.98	30.12	—	29.91	28.89	27.89	25.29	24.50
	2016	22.00	21.44	—	21.30	20.62	19.96	18.02	17.50
	2015	20.01	19.54	—	19.42	18.85	18.29	16.44	16.00
	2014	23.27	22.76	22.15	22.64	22.03	21.43	19.17	18.71
	2013	24.52	24.03	23.44	23.92	23.33	22.75	20.26	19.83
	2012	25.77	25.32	24.76	25.20	24.65	24.10	21.37	20.96
	2011	23.03	22.66	22.22	22.57	22.13	21.69	19.15	18.83
	2010	29.57	29.16	28.66	29.06	28.56	28.06	24.66	24.31
	2009	25.18	24.89	24.52	24.81	24.44	24.08	21.07	20.82
	2008	13.01	12.88	12.73	12.85	12.69	12.54	10.92	10.82
Victory INCORE Investment Quality Bond VIP Series	2017	14.64	14.24	—	14.14	13.65	13.19	13.96	13.52
	2016	14.27	13.90	—	13.81	13.37	12.94	13.64	13.25
	2015	13.98	13.65	—	13.57	13.17	12.78	13.41	13.06
	2014	14.14	13.84	13.46	13.76	13.39	—	13.60	13.28
	2013	13.60	13.33	13.00	13.26	12.94	12.62	13.12	12.83
	2012	14.02	13.77	13.47	13.71	13.41	13.11	13.57	13.31
	2011	13.38	13.17	12.91	13.12	12.86	12.60	12.99	12.77
	2010	12.68	12.50	12.29	12.46	12.25	12.03	12.34	12.17
	2009	11.94	11.80	11.63	11.77	11.59	11.42	11.66	11.53
	2008	10.90	10.79	10.66	10.76	10.63	10.50	10.68	10.58
Gabelli Capital Asset Fund	2017	25.87	25.16	24.30	24.98	24.13	—	23.60	—
	2016	21.79	21.23	20.55	21.09	20.42	—	19.93	—
	2015	19.35	18.89	18.34	18.78	18.23	—	17.76	—
	2014	21.53	21.07	20.50	20.95	20.38	—	19.82	19.34
	2013	21.73	21.30	20.77	21.19	20.67	20.16	20.06	19.63
	2012	16.03	15.75	15.40	15.67	15.33	14.99	14.84	14.56
	2011	13.86	13.64	13.38	13.59	13.32	13.06	12.88	12.66
	2010	14.10	13.91	13.67	13.86	13.62	13.39	13.14	12.95
	2009	11.02	10.89	10.73	10.85	10.69	10.54	10.30	10.17
	2008	8.30	8.22	8.12	8.20	8.10	8.00	7.78	7.71
Value Line Centurion Fund	2017	19.28	18.75	—	—	17.98	—	17.91	—
	2016	16.35	15.93	—	—	15.32	—	15.22	—
	2015	15.52	15.16	—	—	14.62	—	14.50	—
	2014	15.58	15.24	—	—	14.75	—	14.60	—
	2013	14.47	14.19	—	—	13.77	13.43	13.60	—
	2012	11.21	11.01	—	—	10.72	10.48	10.57	—
	2011	9.87	9.71	—	9.68	9.48	9.30	9.33	—
	2010	9.52	9.39	—	9.36	9.19	9.04	9.03	—
	2009	7.68	7.59	—	7.57	7.46	7.35	7.31	—
	2008	7.02	6.95	—	6.93	6.85	6.76	6.69	—

APPENDIX	PROSPECTUS	103

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Value Line Strategic Asset Management Trust	2017	$23.52	$22.87	$22.09	$22.71	$21.93	$—	$20.94	$—
	2016	20.42	19.89	19.26	19.77	19.13	—	18.23	—
	2015	19.64	19.17	18.61	19.06	18.50	—	17.59	—
	2014	19.75	19.32	18.80	19.22	18.70	—	17.75	17.32
	2013	18.47	18.11	17.66	18.02	17.57	17.14	16.65	16.29
	2012	15.41	15.14	14.80	15.07	14.73	14.41	13.93	13.66
	2011	13.55	13.33	13.07	13.28	13.02	12.76	12.28	12.08
	2010	13.26	13.07	12.85	13.03	12.80	12.58	12.06	11.88
	2009	11.68	11.54	11.37	11.50	11.33	11.17	10.65	10.53
	2008	9.78	9.68	9.56	9.66	9.54	9.42	8.95	8.86
Invesco V.I. American Franchise Fund Series II	2017	18.14	17.64	—	17.52	16.92	—	17.74	—
	2016	14.49	14.12	—	14.03	13.58	—	14.21	—
	2015	14.41	14.07	—	13.99	13.58	—	14.18	—
	2014	13.96	13.66	—	13.58	13.22	—	13.78	—
	2013	13.10	12.84	—	12.77	12.46	—	12.96	—
	2012	9.51	9.34	—	9.30	9.09	8.89	9.44	—
	2011	8.59	8.46	—	8.43	8.26	8.10	8.56	—
	2010	9.49	9.36	—	9.33	9.17	9.01	9.48	—
	2009	8.36	8.26	—	8.24	8.11	7.99	8.37	—
	2008	7.03	6.96	—	6.94	6.85	6.77	7.06	—
Invesco V.I. Value Opportunities Fund Series II	2017	16.05	15.61	—	15.50	14.97	—	14.78	—
	2016	13.89	13.54	—	13.45	13.02	—	12.83	—
	2015	11.95	11.67	—	11.60	11.26	—	11.07	—
	2014	13.58	13.28	—	13.21	12.85	—	12.61	—
	2013	12.95	12.69	—	12.63	12.32	—	12.07	—
	2012	9.86	9.68	—	9.64	9.43	—	9.22	—
	2011	8.50	8.37	—	8.34	8.17	—	7.97	—
	2010	8.93	8.81	—	8.78	8.63	—	8.40	—
	2009	8.48	8.37	—	8.35	8.23	—	7.99	—
	2008	5.82	5.76	—	5.75	5.68	—	5.51	—
Invesco V.I. Government Securities Fund Series II	2017	12.35	12.01	—	11.92	11.51	—	11.93	11.55
	2016	12.32	12.00	—	11.92	11.54	—	11.93	11.59
	2015	12.37	12.08	—	12.01	11.66	—	12.03	11.71
	2014	12.55	12.28	11.95	12.21	11.88	—	12.23	11.94
	2013	12.26	12.02	11.72	11.96	11.66	11.38	11.99	11.73
	2012	12.80	12.58	12.30	12.52	12.24	11.97	12.56	12.32
	2011	12.71	12.51	12.26	12.46	12.21	11.97	12.50	12.29
	2010	11.98	11.82	11.61	11.78	11.57	11.37	11.82	—
	2009	11.57	11.43	11.26	11.40	11.23	11.06	11.45	—
	2008	11.77	11.65	11.51	11.63	11.48	11.34	11.68	—
Invesco V.I. Mid Cap Core Equity Fund Series II	2017	21.28	20.69	—	—	19.84	—	18.79	—
	2016	18.83	18.35	—	—	17.65	—	16.68	—
	2015	16.89	16.49	—	16.39	15.91	—	15.00	—
	2014	17.90	17.51	—	17.42	16.95	—	15.95	—
	2013	17.44	17.09	—	17.01	16.59	—	15.58	—
	2012	13.77	13.53	—	13.47	13.17	—	12.35	—
	2011	12.63	12.44	—	12.39	12.14	—	11.36	—
	2010	13.71	13.52	—	13.48	13.24	—	12.37	—
	2009	12.23	12.08	—	12.05	11.87	—	11.06	—
	2008	9.56	9.46	—	9.44	9.32	—	8.67	—

104	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Invesco V.I. Core Equity Fund Series II	2017	$19.76	$19.22	$—	$—	$18.43	$—	$—	$—
	2016	17.76	17.31	—	—	16.65	—	—	—
	2015	16.38	16.00	—	15.90	15.43	—	—	—
	2014	17.69	17.30	—	17.21	16.74	—	17.08	—
	2013	16.64	16.31	—	16.23	15.83	—	16.12	—
	2012	13.10	12.86	—	12.81	12.52	—	12.73	—
	2011	11.70	11.51	11.29	11.47	11.24	—	11.40	—
	2010	11.90	11.74	11.54	11.70	11.50	—	11.64	—
	2009	11.06	10.93	10.76	10.89	10.73	—	10.84	—
	2008	8.77	8.68	8.57	8.66	8.55	—	8.62	—
Invesco V.I. Growth and Income Fund Series II	2017	24.27	23.60	22.79	23.44	22.63	—	21.22	—
	2016	21.60	21.04	20.37	20.91	20.24	—	18.94	—
	2015	18.35	17.92	17.39	17.81	17.28	—	16.14	—
	2014	19.26	18.84	18.33	18.74	18.23	—	16.99	16.58
	2013	17.77	17.42	16.99	17.33	16.91	16.49	15.73	15.39
	2012	13.48	13.24	12.95	13.18	12.89	12.60	11.96	11.74
	2011	11.96	11.77	11.54	11.73	11.50	11.27	10.65	10.47
	2010	12.42	12.25	12.04	12.20	11.99	11.79	11.09	10.93
	2009	11.23	11.10	10.94	11.07	10.90	10.74	10.06	9.94
	2008	9.18	9.09	8.98	9.07	8.96	8.85	8.25	8.17
Alger Capital Appreciation Portfolio Class S	2017	36.03	—	—	—	33.81	—	34.68	—
	2016	27.97	—	—	—	26.37	—	27.00	—
	2015	28.32	27.71	—	—	26.84	—	27.42	—
	2014	27.13	26.60	—	—	25.84	—	26.35	—
	2013	24.26	23.84	—	23.74	23.23	—	23.64	—
	2012	18.27	17.99	—	17.92	17.57	—	17.85	—
	2011	15.72	15.51	—	15.46	15.20	—	15.41	—
	2010	16.05	15.87	—	15.83	15.60	—	15.78	—
	2009	14.34	14.20	—	14.17	14.00	—	14.14	—
	2008	9.65	9.58	—	9.56	9.48	—	9.55	—
AB VPS Growth and Income Portfolio Class B	2017	22.46	21.84	—	21.68	20.94	—	20.30	19.66
	2016	19.21	18.72	—	18.60	18.01	—	17.42	16.91
	2015	17.55	17.14	—	17.04	16.53	—	15.96	15.54
	2014	17.56	17.18	—	17.09	16.62	—	16.02	15.63
	2013	16.30	15.98	15.59	15.90	15.51	—	14.91	14.59
	2012	12.29	12.07	11.81	12.02	11.75	11.49	11.28	11.06
	2011	10.64	10.47	10.26	10.43	10.22	10.02	9.79	9.63
	2010	10.18	10.04	9.86	10.00	9.83	9.66	9.39	9.26
	2009	9.16	9.05	8.91	9.02	8.89	8.76	8.48	8.38
	2008	7.72	7.64	7.55	7.62	7.53	7.44	7.17	7.10
AB VPS Large Cap Growth Portfolio Class B	2017	26.33	25.61	—	25.43	24.55	—	26.44	—
	2016	20.29	19.77	—	19.64	19.02	—	20.43	—
	2015	20.12	19.64	—	19.52	18.95	—	20.32	—
	2014	18.41	18.01	—	17.92	17.43	—	18.66	—
	2013	16.41	16.09	—	16.01	15.62	—	16.68	—
	2012	12.16	11.94	—	11.89	11.62	—	12.39	—
	2011	10.57	10.40	—	10.36	10.16	—	10.81	—
	2010	11.14	10.99	—	10.95	10.76	—	11.43	—
	2009	10.30	10.17	—	10.14	9.99	—	10.59	—
	2008	7.62	7.55	—	7.53	7.43	—	7.86	—

APPENDIX	PROSPECTUS	105

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
AB VPS Global Thematic Growth Portfolio Class B	2017	$15.57	$15.14	$—	$15.03	$14.52	$—	$17.61	$—
	2016	11.59	11.29	—	11.22	10.86	—	13.15	—
	2015	11.87	11.58	—	11.52	11.18	—	13.50	—
	2014	11.73	11.47	—	11.41	11.10	—	13.38	—
	2013	11.36	11.13	—	11.08	10.80	—	13.00	—
	2012	9.37	9.21	—	9.17	8.96	—	10.76	—
	2011	8.40	8.27	—	8.23	8.07	—	9.67	—
	2010	11.13	10.98	—	10.94	10.75	—	12.85	—
	2009	9.52	9.41	—	9.38	9.24	—	11.03	—
	2008	6.31	6.25	—	6.23	6.16	—	7.33	—
AB VPS Real Estate Investment Portfolio Class B	2017	29.13	28.33	—	28.13	27.16	26.23	22.85	—
	2016	27.79	27.07	—	26.90	26.04	25.21	21.86	—
	2015	26.26	25.64	—	25.48	24.73	24.00	20.72	—
	2014	26.47	25.89	25.19	25.75	25.06	24.38	20.95	20.45
	2013	21.49	21.07	20.55	20.96	20.45	19.95	17.06	16.70
	2012	20.98	20.60	20.15	20.51	20.06	19.61	16.70	16.38
	2011	17.62	17.34	17.00	17.27	16.93	16.60	14.07	13.84
	2010	16.44	16.21	15.93	16.15	15.88	15.60	13.17	12.98
	2009	13.23	13.08	12.88	13.04	12.84	12.65	10.63	10.51
	2008	10.39	10.29	10.16	10.26	10.14	10.01	8.37	8.30
AB VPS Value Portfolio Class B	2017	17.12	16.65	—	16.54	15.97	—	15.40	—
	2016	15.34	14.94	—	14.85	14.37	—	13.84	—
	2015	13.98	13.65	—	13.57	13.17	—	12.65	—
	2014	15.29	14.95	—	14.87	14.47	—	13.87	—
	2013	14.00	13.73	—	13.66	13.32	12.99	12.75	—
	2012	10.41	10.22	—	10.18	9.95	9.73	9.50	—
	2011	9.14	9.00	—	8.96	8.79	8.61	8.37	—
	2010	9.64	9.51	—	9.47	9.31	9.15	8.86	—
	2009	8.78	8.68	—	8.65	8.52	8.40	8.09	—
	2008	7.36	7.29	—	7.27	7.18	7.09	6.80	—
Davis Financial Portfolio	2017	19.99	19.49	—	19.37	18.76	—	19.24	—
	2016	16.71	16.32	—	16.23	15.76	—	16.13	—
	2015	14.84	14.53	—	14.45	14.07	—	14.37	—
	2014	14.76	14.48	—	14.41	14.06	—	14.34	13.99
	2013	13.28	13.05	—	12.99	12.71	—	12.93	12.65
	2012	10.26	10.10	—	10.07	9.87	—	10.03	9.83
	2011	8.76	8.65	—	8.62	8.47	—	8.59	8.44
	2010	9.66	9.55	—	9.52	9.39	—	9.50	9.36
	2009	8.82	8.74	—	8.72	8.62	—	8.70	8.60
	2008	6.34	6.30	—	6.28	6.22	—	6.27	6.21
Davis Real Estate Portfolio	2017	18.59	18.12	—	18.00	17.44	—	17.89	17.33
	2016	17.42	17.02	—	16.92	16.43	—	16.82	16.33
	2015	16.12	15.78	—	15.69	15.27	—	15.61	15.19
	2014	16.09	15.78	—	15.70	15.32	—	15.63	15.25
	2013	12.80	12.58	12.31	12.52	12.25	—	12.47	12.20
	2012	13.16	12.96	12.71	12.91	12.66	—	12.86	12.61
	2011	11.40	11.25	11.06	11.21	11.02	—	11.17	10.99
	2010	10.62	10.50	10.35	10.47	10.32	—	10.44	10.29
	2009	9.01	8.92	8.82	8.90	8.80	—	8.88	8.77
	2008	6.94	6.89	6.82	6.87	6.81	—	6.86	6.80

106	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Davis Value Portfolio	2017	$20.61	$20.09	$—	$19.96	$19.34	$—	$19.84	$19.22
	2016	17.06	16.66	—	16.56	16.08	—	16.46	15.99
	2015	15.47	15.14	—	15.06	14.66	—	14.98	14.58
	2014	15.45	15.15	—	15.08	14.72	—	15.00	14.64
	2013	14.78	14.53	14.21	14.46	14.15	13.84	14.40	14.09
	2012	11.24	11.07	10.86	11.03	10.81	10.61	10.98	10.77
	2011	10.09	9.95	9.79	9.92	9.75	9.59	9.89	9.72
	2010	10.68	10.56	10.41	10.53	10.38	10.23	10.50	10.35
	2009	9.61	9.52	9.41	9.50	9.39	9.28	9.48	9.37
	2008	7.44	7.38	7.31	7.37	7.30	7.23	7.35	7.29
Fidelity VIP Balanced Portfolio Service Class 2	2017	20.95	20.38	—	20.23	19.54	18.87	20.15	19.52
	2016	18.31	17.84	—	17.73	17.16	16.61	17.66	17.15
	2015	17.37	16.96	—	16.86	16.36	15.88	16.80	16.36
	2014	17.56	17.18	16.72	17.09	16.62	—	17.04	16.63
	2013	16.20	15.88	15.49	15.80	15.41	—	15.77	15.42
	2012	13.78	13.53	13.23	13.47	13.17	—	13.45	13.19
	2011	12.18	11.98	11.75	11.94	11.70	—	11.92	11.72
	2010	12.85	12.67	12.45	12.63	12.41	—	12.62	12.44
	2009	11.07	10.94	10.78	10.91	10.75	—	10.91	10.78
	2008	8.12	8.04	7.94	8.02	7.92	—	8.02	7.95
Fidelity VIP Contrafund Portfolio Service Class 2	2017	27.72	26.96	26.03	26.77	25.85	24.96	23.94	23.19
	2016	23.13	22.54	21.82	22.40	21.68	20.99	20.04	19.46
	2015	21.79	21.28	20.65	21.15	20.53	19.92	18.93	18.43
	2014	22.02	21.54	20.96	21.42	20.85	—	19.19	18.73
	2013	20.01	19.62	19.13	19.52	19.04	18.57	17.49	17.11
	2012	15.51	15.23	14.89	15.16	14.83	14.50	13.59	13.33
	2011	13.55	13.33	13.07	13.28	13.02	12.76	11.91	11.71
	2010	14.14	13.95	13.71	13.90	13.66	13.42	12.47	12.29
	2009	12.27	12.13	11.95	12.09	11.91	11.74	10.86	10.73
	2008	9.19	9.10	8.99	9.08	8.97	8.86	8.16	8.08
Fidelity VIP Equity-Income Portfolio Service Class 2	2017	20.20	19.65	—	19.51	18.84	18.19	18.49	—
	2016	18.20	17.73	—	17.62	17.06	16.51	16.70	—
	2015	15.69	15.32	—	15.23	14.78	14.34	14.44	—
	2014	16.62	16.26	—	16.17	15.74	15.31	15.35	—
	2013	15.55	15.24	—	15.17	14.79	14.43	14.40	—
	2012	12.34	12.12	—	12.07	11.80	11.54	11.47	—
	2011	10.70	10.53	—	10.49	10.28	10.08	9.97	—
	2010	10.79	10.64	10.45	10.60	10.42	10.24	10.08	—
	2009	9.53	9.41	9.27	9.38	9.25	9.11	8.93	—
	2008	7.44	7.37	7.28	7.35	7.26	7.17	7.00	—
Fidelity VIP Growth Portfolio Service Class 2	2017	23.54	22.89	—	22.73	21.95	—	24.87	24.09
	2016	17.72	17.26	—	17.15	16.60	—	18.78	18.24
	2015	17.88	17.46	—	17.35	16.84	—	19.01	18.51
	2014	16.97	16.60	—	16.51	16.06	—	18.10	17.66
	2013	15.51	15.21	—	15.13	14.76	—	16.59	16.23
	2012	11.57	11.37	—	11.32	11.07	—	12.42	12.18
	2011	10.27	10.10	—	10.06	9.86	—	11.05	10.86
	2010	10.42	10.28	—	10.24	10.06	9.89	11.25	11.09
	2009	8.54	8.43	—	8.41	8.29	8.16	9.24	9.13
	2008	6.77	6.70	—	6.69	6.60	6.52	7.35	7.28

APPENDIX	PROSPECTUS	107

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2017	$14.02	$13.63	$—	$13.53	$13.07	$—	$13.40	$12.98
	2016	13.68	13.33	—	13.24	12.82	—	13.11	12.73
	2015	13.28	12.97	—	12.89	12.51	—	12.77	12.44
	2014	13.59	13.30	—	13.23	12.87	—	13.11	12.80
	2013	13.06	12.80	—	12.74	12.42	—	12.64	12.36
	2012	13.53	13.29	—	13.23	12.94	—	13.13	12.88
	2011	13.00	12.80	12.55	12.75	12.50	—	12.66	12.45
	2010	12.33	12.16	11.95	12.11	11.91	11.70	12.04	11.86
	2009	11.63	11.49	11.32	11.46	11.29	11.12	11.39	11.26
	2008	10.22	10.12	9.99	10.09	9.97	9.85	10.04	9.95
Fidelity VIP Mid Cap Portfolio Service Class 2	2017	31.94	31.06	29.99	30.84	29.78	28.76	25.71	—
	2016	26.88	26.20	25.36	26.03	25.20	24.39	21.71	—
	2015	24.37	23.80	23.10	23.66	22.96	22.28	19.74	—
	2014	25.14	24.60	23.93	24.46	23.80	23.16	20.43	19.94
	2013	24.06	23.59	23.01	23.47	22.89	22.33	19.61	19.18
	2012	17.97	17.65	17.26	17.57	17.18	16.80	14.69	14.41
	2011	15.92	15.67	15.36	15.60	15.30	14.99	13.05	12.83
	2010	18.12	17.87	17.56	17.80	17.50	17.20	14.90	14.69
	2009	14.30	14.13	13.92	14.09	13.88	13.67	11.79	11.65
	2008	10.38	10.28	10.15	10.25	10.13	10.00	8.59	8.51
Fidelity VIP Government Money Market Portfolio Service Class 2	2017	9.65	9.60	—	9.59	9.52	9.46	9.58	—
	2016	9.76	9.72	—	9.71	9.67	9.63	9.71	—
	2015	9.90	9.89	—	9.88	9.87	9.85	9.88	—
Templeton Growth VIP Fund Class 2	2017	17.61	17.12	—	—	16.42	—	15.11	—
	2016	15.08	14.69	—	—	14.13	—	12.98	—
	2015	13.96	13.63	—	13.54	13.14	—	12.05	—
	2014	15.14	14.81	—	14.73	14.33	—	13.11	—
	2013	15.81	15.50	15.12	15.42	15.04	—	13.73	—
	2012	12.26	12.05	11.78	11.99	11.73	—	10.68	—
	2011	10.28	10.12	9.92	10.08	9.88	—	8.98	—
	2010	11.21	11.06	10.87	11.02	10.83	10.64	9.83	—
	2009	10.59	10.47	10.31	10.44	10.28	10.13	9.31	—
	2008	8.20	8.12	8.02	8.10	8.00	7.90	7.23	—
Franklin Rising Dividends VIP Fund Class 2	2017	24.61	23.94	—	23.77	22.95	22.17	22.60	—
	2016	20.72	20.19	—	20.06	19.42	18.80	19.08	—
	2015	18.12	17.69	—	17.58	17.06	16.56	16.74	—
	2014	19.08	18.66	18.16	18.56	18.06	17.57	17.68	17.25
	2013	17.81	17.45	17.03	17.37	16.94	16.52	16.55	16.19
	2012	13.93	13.68	13.38	13.62	13.32	13.03	12.99	12.74
	2011	12.63	12.43	12.18	12.38	12.13	11.90	11.81	11.61
	2010	12.09	11.92	11.71	11.88	11.67	11.47	11.34	11.17
	2009	10.17	10.05	9.90	10.02	9.87	9.72	9.56	9.45
	2008	8.79	8.70	8.60	8.68	8.58	8.47	8.29	8.22

108	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
Franklin Small Cap Value VIP Fund Class 2	2017	$28.25	$27.47	$—	$27.28	$26.34	$25.44	$23.20	$22.47
	2016	25.91	25.24	—	25.08	24.28	23.50	21.34	20.72
	2015	20.19	19.72	—	19.60	19.02	18.46	16.68	16.24
	2014	22.12	21.64	—	21.53	20.94	20.38	18.33	17.89
	2013	22.32	21.88	—	21.77	21.24	20.71	18.55	18.15
	2012	16.63	16.33	—	16.26	15.90	15.54	13.86	13.59
	2011	14.25	14.03	—	13.97	13.69	13.42	11.92	11.72
	2010	15.02	14.82	—	14.77	14.51	14.26	12.60	12.42
	2009	11.89	11.75	—	11.71	11.54	11.37	10.00	9.89
	2008	9.34	9.25	—	9.23	9.11	9.00	7.88	7.81
MFS Total Return Bond Series Service Class	2017	14.38	13.98	—	13.89	13.41	—	13.64	—
	2016	14.01	13.65	—	13.56	13.13	—	13.32	—
	2015	13.66	13.34	—	13.26	12.87	—	13.04	—
	2014	13.95	13.64	13.28	13.57	13.20	—	13.35	13.03
	2013	13.40	13.13	12.81	13.07	12.75	—	12.86	12.58
	2012	13.77	13.53	13.23	13.47	13.17	—	13.26	13.01
	2011	13.06	12.85	12.60	12.80	12.55	—	12.61	12.40
	2010	12.44	12.27	12.06	12.23	12.02	11.81	12.05	11.88
	2009	11.78	11.64	11.47	11.60	11.43	11.26	11.44	11.31
	2008	10.31	10.21	10.08	10.18	10.06	9.93	10.05	9.95
MFS Core Equity Portfolio Service Class	2017	24.56	—	—	23.71	—	—	23.31	—
	2016	20.01	—	—	19.38	—	—	19.06	—
	2015	18.29	—	—	17.75	—	—	17.46	—
	2014	18.63	—	—	18.13	—	—	17.85	—
	2013	17.04	—	—	16.62	—	—	16.37	—
	2012	12.88	—	—	12.59	—	—	12.41	—
	2011	11.27	—	—	11.05	—	—	10.90	—
	2010	11.59	11.43	—	11.39	—	—	11.23	—
	2009	10.06	9.94	—	9.91	—	—	—	—
	2008	7.72	7.64	—	7.62	—	—	—	—
MFS Growth Series Service Class	2017	30.27	—	—	—	28.22	—	29.37	—
	2016	23.43	—	—	—	21.96	—	22.80	—
	2015	23.27	—	—	—	21.92	—	22.71	—
	2014	22.00	—	—	21.41	20.83	—	21.54	—
	2013	20.54	—	—	20.04	19.54	—	20.17	—
	2012	15.27	—	—	14.93	14.60	—	15.04	—
	2011	13.24	—	—	12.98	12.72	—	13.08	—
	2010	13.51	—	—	13.27	13.04	—	13.38	—
	2009	11.92	11.77	—	11.74	11.57	—	11.84	—
	2008	8.80	8.72	—	8.70	8.59	—	8.78	—
MFS Investors Trust Series Service Class	2017	24.83	24.14	—	23.98	—	—	22.68	—
	2016	20.48	19.95	—	19.82	—	—	18.76	—
	2015	19.18	18.73	—	18.62	—	—	17.63	—
	2014	19.48	19.05	—	18.95	—	—	17.95	17.52
	2013	17.85	17.50	—	17.41	—	—	16.50	16.15
	2012	13.75	13.51	—	13.44	—	—	12.75	12.51
	2011	11.74	11.56	—	11.51	—	—	10.92	10.74
	2010	12.21	12.04	—	12.00	11.79	—	11.39	11.23
	2009	11.17	11.04	—	11.01	10.85	—	10.45	10.33
	2008	8.96	8.87	—	8.85	8.74	—	8.41	8.33

APPENDIX	PROSPECTUS	109

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit
GMDB = Guaranteed Minimum Death Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with 7 Year EDB	BASIC CONTRACT with 7 Year EDB and LB or EB	BASIC CONTRACT with 7 Year EDB, LB and EB	BASIC CONTRACT with CAEDB or LB and EB	BASIC CONTRACT with CAEDB and LB or EB	BASIC CONTRACT with GMDB	BASIC CONTRACT with GMDB and LB or EB
MFS New Discovery Series Service Class	2017	$24.36	$23.69	$—	$—	$22.72	$—	$27.16	$—
	2016	19.57	19.07	—	—	18.34	—	21.88	—
	2015	18.25	17.82	—	17.71	17.19	—	20.47	—
	2014	18.93	18.52	—	18.42	17.92	—	21.29	—
	2013	20.76	20.35	—	20.25	19.75	19.27	23.42	—
	2012	14.92	14.65	—	14.59	14.26	13.95	16.88	—
	2011	12.52	12.32	—	12.27	12.03	11.80	14.21	—
	2010	14.20	14.00	—	13.95	13.71	13.47	16.16	—
	2009	10.60	10.47	—	10.44	10.28	10.13	12.10	—
	2008	6.60	6.53	—	6.52	6.44	6.36	7.56	—
MFS Strategic Income Portfolio Service Class	2017	15.57	15.14	—	15.04	14.52	—	14.54	—
	2016	14.93	14.54	—	14.45	13.99	—	13.98	—
	2015	14.02	13.69	—	13.61	13.21	—	13.17	—
	2014	14.53	14.21	—	14.14	13.75	—	13.69	—
	2013	14.32	14.03	—	13.96	13.62	13.28	13.53	—
	2012	14.35	14.09	—	14.03	13.72	13.41	13.60	—
	2011	13.16	12.95	—	12.90	12.65	12.40	12.51	—
	2010	12.78	12.60	—	12.56	12.34	12.13	12.18	—
	2009	11.81	11.67	—	11.63	11.46	11.29	11.29	—
	2008	9.67	9.58	—	9.55	9.44	9.32	9.28	—
MFS Total Return Series Service Class	2017	18.59	18.07	—	17.95	17.33	16.74	16.85	16.32
	2016	16.83	16.40	—	16.30	15.78	15.27	15.31	14.87
	2015	15.70	15.33	—	15.24	14.79	14.35	14.32	13.94
	2014	16.02	15.68	15.25	15.59	15.17	14.76	14.66	14.31
	2013	15.02	14.72	14.36	14.65	14.29	13.94	13.78	13.49
	2012	12.84	12.61	12.33	12.55	12.27	12.00	11.81	11.59
	2011	11.74	11.56	11.33	11.51	11.28	11.06	10.84	10.66
	2010	11.73	11.57	11.37	11.53	11.33	11.13	10.86	10.71
	2009	10.86	10.73	10.57	10.70	10.54	10.38	10.08	9.96
	2008	9.36	9.26	9.15	9.24	9.13	9.02	8.72	8.64

110	PROSPECTUS	APPENDIX

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account R of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2018

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account R (marketed under the name “The Guardian Investor Asset Builder”) dated May 1, 2018.

A free Prospectus is available upon request by writing:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office Contact Center

1-888-GUARDIAN (1-888-482-7342)

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-014515    5/2017

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SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account R (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contract Owner.

Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Account. Effective March 31, 2015, Park Avenue Securities LLC (PAS), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS to PAS with respect to sale of products issued by the separate account totaling $19,968,275 in 2015. Additionally, GIAC paid commissions PAS with respect to sale of products issued by the separate account totaling $73,917,420 in 2015, $73,044,799 in 2016 and $52,187,526 in 2017.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as Annuity Payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an annuity unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the payment is due.

Determination of the First Annuity Payment: At the time Annuity Payments begin, the value of the Contract Owner’s account is determined by multiplying the appropriate variable or fixed Accumulation Unit value on the Valuation Period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the Contract Owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Variable Annuity Payments: The amount of the second and subsequent variable Annuity Payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the Valuation Period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first variable annuity payment by the value of the appropriate annuity unit on

B-2

the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return under the contract is the measuring point for subsequent variable Annuity Payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable Annuity Payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable Annuity Payments will decrease.

We may provide a Contract Owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the Contract Owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court held Section 3 of the federal Defense of Marriage Act (“DOMA”) unconstitutional and recognizes same-sex marriages which are permitted under individual state laws. The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides. However, some uncertainty remains regarding the treatment of domestic partners and civil unions, which may vary by state. Consult a tax advisor for more information on this subject.

Other rules may apply to qualified contracts.

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TAX QUALIFIED DISTRIBUTIONS UNDER THE GUARANTEED LIFETIME

WITHDRAWAL BENEFIT RIDER

For tax qualified distributions under the Guaranteed Lifetime Withdrawal Benefit Rider, the following requirement is applicable.

Your GWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely pursuant to the following tax-qualified distribution program:

Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code (“Code”) Section 401 (a) (9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403 (b)), an individual retirement account (Code Section 408 (a)), or an individual retirement annuity (Code Section 408 (b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-3), and for distributions where the owner dies before entire interest is distributed as described in Code Section 401 (a) (9) (B) (iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004). Only the proportional share allocable to this contract of any required minimum distribution is a tax qualified distribution; or

Your right to make withdrawals pursuant to the tax-qualified distribution program described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates above, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines to comply with the Code and Treasury Regulations; and

(c)	No withdrawals (other than tax qualified distributions) are made form the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the beneficiary, as applicable. If both the Accumulation Value of the contract and the GWB are depleted, tax qualified distributions in excess of the GWA are no longer permitted.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolio’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a Contract Owner, in proportion to the length of the base period and the Investment Division’s average contract size.

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Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Government Money Market Portfolio Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the Contract Owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contract Owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The statutory basis financial statements of GIAC as of December 31, 2017 and 2016 and for each of the two years in the period ended December 31, 2017, and the financial statements of Separate Account R of GIAC as of December 31, 2017 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

Assets:
Shares owned in underlying fund	1,293,026	934,712
Net asset value per share (NAV)	10.08	12.65

Total Assets ( Shares x NAV)	$13,033,700	$11,824,100

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,217	7,674

Net Assets	$13,025,483	$11,816,426

Net Assets: Total
Contract Value in accumulation period	$13,025,483	$11,816,426
Contracts in Payout (annuitization) period	—	—

Net Assets	$13,025,483	$11,816,426

Total Units Outstanding	1,316,669	951,988

Unit Value (Accumulation, Lowest to Highest)	$9.89 to $10.14	$11.33 to $12.36

Cost of Shares in Underlying Fund	$12,670,337	$9,926,279

STATEMENTS OF OPERATIONS Year Ended December 31, 2017

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

2017 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	162,930	149,025

Net investment income/(expense)	(162,930)	(149,025)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,281	129,151
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	2,281	129,151
Net change in unrealized appreciation/(depreciation) of investments	399,852	1,790,776

Net realized and unrealized gain/(loss) from investments	402,133	1,919,927

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$239,203	$1,770,902

See notes to financial statements.

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Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

788,448	932,153	262,582	927,382	637,049	1,184,916	907,832
12.85	12.28	12.61	11.80	12.67	12.85	12.74

$10,131,561	$11,446,843	$3,311,163	$10,943,113	$8,071,409	$15,226,177	$11,565,782

7,393	8,009	6,276	7,704	8,053	8,444	7,364

$10,124,168	$11,438,834	$3,304,887	$10,935,409	$8,063,356	$15,217,733	$11,558,418

$10,124,168	$11,438,834	$3,304,887	$10,935,409	$8,063,356	$15,217,733	$11,558,418
—	—	—	—	—	—	—

$10,124,168	$11,438,834	$3,304,887	$10,935,409	$8,063,356	$15,217,733	$11,558,418

803,118	949,185	267,290	944,332	648,938	1,207,126	924,474

$11.58 to $12.55	$11.99 to $12.05	$11.77 to $12.38	$11.55 to $11.58	$11.66 to $12.38	$11.54 to $12.55	$12.50 to $12.50

$8,483,080	$9,750,253	$2,626,450	$9,089,298	$6,549,489	$12,853,366	$9,509,471

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

$—	$—	$—	$—	$—	$—	$—

122,208	141,911	42,942	137,173	101,488	186,436	144,286

(122,208)	(141,911)	(42,942)	(137,173)	(101,488)	(186,436)	(144,286)

101,636	70,206	72,714	83,218	119,961	131,878	123,810
—	—	—	—	—	—	—

101,636	70,206	72,714	83,218	119,961	131,878	123,810
1,502,969	1,632,779	686,099	1,861,189	1,522,474	2,149,874	2,022,358

1,604,605	1,702,985	758,813	1,944,407	1,642,435	2,281,752	2,146,168

$1,482,397	$1,561,074	$715,871	$1,807,234	$1,540,947	$2,095,316	$2,001,882

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The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

Assets:
Shares owned in underlying fund	823,454	632,605
Net asset value per share (NAV)	12.02	12.72

Total Assets ( Shares x NAV)	$9,897,922	$8,046,733

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	7,696	6,923

Net Assets	$9,890,226	$8,039,810

Net Assets: Total
Contract Value in accumulation period	$9,890,226	$8,039,810
Contracts in Payout (annuitization) period	—	—

Net Assets	$9,890,226	$8,039,810

Total Units Outstanding	838,435	644,565

Unit Value (Accumulation, Lowest to Highest)	$10.85 to $11.80	$11.77 to $12.42

Cost of Shares in Underlying Fund	$8,871,539	$6,542,616

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

2017 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	120,503	102,277

Net investment income/(expense)	(120,503)	(102,277)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	38,283	145,840
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	38,283	145,840
Net change in unrealized appreciation/(depreciation) of investments	870,656	1,485,806

Net realized and unrealized gain/(loss) from investments	908,939	1,631,646

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$788,436	$1,529,369

See notes to financial statements.

B-8

Investment Options
Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series

7,386,261	3,062,981	1,929,737	27,400,684	987,291	2,254,324	869,286
54.01	19.06	6.86	10.22	20.48	17.64	18.79

$398,931,933	$58,380,418	$13,237,998	$280,034,987	$20,219,711	$39,766,277	$16,333,882

106,695	36,963	26,035	83,365	29,463	22,937	27,412

$398,825,238	$58,343,455	$13,211,963	$279,951,622	$20,190,248	$39,743,340	$16,306,470

$398,463,936	$58,248,841	$13,202,214	$279,934,119	$20,143,305	$39,527,481	$16,280,945
361,302	94,614	9,749	17,503	46,943	215,859	25,525

$398,825,238	$58,343,455	$13,211,963	$279,951,622	$20,190,248	$39,743,340	$16,306,470

14,101,382	2,129,660	714,576	26,829,837	674,893	1,921,155	820,393

$23.37 to $29.00	$19.72 to $34.01	$14.20 to $20.46	$9.50 to $10.91	$29.44 to $44.01	$16.28 to $24.73	$12.40 to $27.27

$306,085,280	$35,391,543	$13,760,834	$284,188,113	$16,582,572	$36,466,528	$13,181,468

Investment Options
Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series

$4,062,682	$1,001,137	$780,562	$3,973,890	$—	$763,298	$132,518

5,611,846	822,058	205,508	4,004,616	310,279	632,429	256,709

(1,549,164)	179,079	575,054	(30,726)	(310,279)	130,869	(124,191)

15,074,232	5,941,852	(188,717)	(499,398)	884,318	(564,744)	(437,442)
—	123,344	—	—	—	—	—

15,074,232	6,065,196	(188,717)	(499,398)	884,318	(564,744)	(437,442)
47,246,073	3,974,881	702,682	984,203	5,248,612	9,484,110	5,676,251

62,320,305	10,040,077	513,965	484,805	6,132,930	8,919,366	5,238,809

$60,771,141	$10,219,156	$1,089,019	$454,079	$5,822,651	$9,050,235	$5,114,618

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The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset

Assets:
Shares owned in underlying fund	41,694,853	328,426
Net asset value per share (NAV)	12.08	20.83

Total Assets ( Shares x NAV)	$503,673,827	$6,841,115

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	129,794	6,593

Net Assets	$503,544,033	$6,834,522

Net Assets: Total
Contract Value in accumulation period	$503,046,738	$6,834,346
Contracts in Payout (annuitization) period	497,295	176

Net Assets	$503,544,033	$6,834,522

Total Units Outstanding	39,532,152	268,343

Unit Value (Accumulation, Lowest to Highest)	$13.19 to $13.63	$24.13 to $25.87

Cost of Shares in Underlying Fund	$520,765,890	$7,006,675

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset

2017 Investment Income
Income:
Reinvested dividends	$11,918,942	$18,103
Expenses:
Mortality expense risk and administrative charges	7,383,508	108,593

Net investment income/(expense)	4,535,434	(90,490)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(2,396,411)	302,111
Reinvested realized gain distributions	—	778,009

Net realized gain/(loss) on investments	(2,396,411)	1,080,120
Net change in unrealized appreciation/(depreciation) of investments	11,274,447	182,529

Net realized and unrealized gain/(loss) from investments	8,878,036	1,262,649

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$13,413,470	$1,172,159

See notes to financial statements.

B-10

Investment Options
Value Line Centurion	Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II

36,765	240,575	209,478	118,859	113,580	29,546	210,103
26.39	21.08	11.89	60.80	7.56	16.86	11.31

$970,216	$5,071,322	$2,490,694	$7,226,643	$858,664	$498,138	$2,376,268

5,310	14,012	7,375	7,114	6,130	4,738	6,277

$964,906	$5,057,310	$2,483,319	$7,219,529	$852,534	$493,400	$2,369,991

$960,633	$5,055,781	$2,483,319	$7,210,017	$845,508	$486,375	$2,214,646
4,273	1,529	—	9,512	7,026	7,025	155,345

$964,906	$5,057,310	$2,483,319	$7,219,529	$852,534	$493,400	$2,369,991

50,385	213,969	213,372	398,252	52,843	21,238	180,462

$17.98 to $19.28	$19.69 to $25.78	$11.12 to $11.41	$16.92 to $18.14	$14.97 to $16.05	$23.77 to $25.09	$11.51 to $12.35

$571,898	$4,980,772	$2,051,693	$4,869,383	$715,392	$482,320	$2,497,986

Investment Options
Value Line Centurion	Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II

$2,016	$30,108	$8,199	$—	$136	$15,008	$47,379

16,155	90,812	31,082	111,755	14,458	7,349	39,283

(14,139)	(60,704)	(22,883)	(111,755)	(14,322)	7,659	8,096

158,767	665,915	46,673	1,001,466	(11,446)	17,069	(15,907)
—	450,558	66,275	571,464	—	8,177	—

158,767	1,116,473	112,948	1,572,930	(11,446)	25,246	(15,907)
23,002	(195,307)	313,155	201,702	156,688	18,359	13,460

181,769	921,166	426,103	1,774,632	145,242	43,605	(2,447)

$167,630	$860,462	$403,220	$1,662,877	$130,920	$51,264	$5,649

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

Assets:
Shares owned in underlying fund	3,612,213	4,540,568
Net asset value per share (NAV)	14.11	36.18

Total Assets ( Shares x NAV)	$50,968,322	$164,277,766

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	38,142	57,337

Net Assets	$50,930,180	$164,220,429

Net Assets: Total
Contract Value in accumulation period	$50,918,673	$164,209,542
Contracts in Payout (annuitization) period	11,507	10,887

Net Assets	$50,930,180	$164,220,429

Total Units Outstanding	2,691,115	8,604,300

Unit Value (Accumulation, Lowest to Highest)	$15.61 to $24.09	$15.62 to $24.74

Cost of Shares in Underlying Fund	$48,499,110	$155,568,558

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

2017 Investment Income
Income:
Reinvested dividends	$159,149	$1,276,358
Expenses:
Mortality expense risk and administrative charges	733,258	2,322,538

Net investment income/(expense)	(574,109)	(1,046,180)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	146,337	2,736,964
Reinvested realized gain distributions	1,047,762	8,310,823

Net realized gain/(loss) on investments	1,194,099	11,047,787
Net change in unrealized appreciation/(depreciation) of investments	5,483,285	6,946,700

Net realized and unrealized gain/(loss) from investments	6,677,384	17,994,487

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,103,275	$16,948,307

See notes to financial statements.

B-12

Investment Options
Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S

3,777,771	3,043,231	8,924,747	2,855,062	245,280	782,291	37,179
39.33	19.05	20.54	18.20	22.66	11.17	79.13

$148,579,740	$57,973,552	$183,314,311	$51,962,133	$5,558,048	$8,738,193	$2,941,960

52,450	33,938	58,236	32,827	6,898	12,380	16,272

$148,527,290	$57,939,614	$183,256,075	$51,929,306	$5,551,150	$8,725,813	$2,925,688

$148,523,457	$57,939,614	$183,256,075	$51,929,306	$5,522,757	$8,725,813	$2,912,381
3,833	—	—	—	28,393	—	13,307

$148,527,290	$57,939,614	$183,256,075	$51,929,306	$5,551,150	$8,725,813	$2,925,688

10,775,578	3,612,080	9,535,455	2,488,059	230,155	715,898	80,270

$12.70 to $14.29	$15.26 to $16.18	$18.67 to $19.04	$15.90 to $32.45	$22.63 to $24.27	$11.80 to $12.38	$26.35 to $39.55

$122,203,565	$58,303,830	$146,603,577	$48,270,919	$4,994,989	$8,507,909	$2,784,454

Investment Options
Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S

$1,781,294	$—	$3,438,452	$298,169	$73,708	$323,009	$—

2,124,852	830,603	2,573,299	727,374	91,121	115,021	47,071

(343,558)	(830,603)	865,153	(429,205)	(17,413)	207,988	(47,071)

4,481,251	(715,666)	10,022,032	743,025	627,776	(74,704)	257,031
—	2,664,687	7,532,855	589,775	237,176	463,341	181,689

4,481,251	1,949,021	17,554,887	1,332,800	864,952	388,637	438,720
23,257,305	5,405,049	7,917,714	3,072,198	(170,660)	85,060	334,749

27,738,556	7,354,070	25,472,601	4,404,998	694,292	473,697	773,469

$27,394,998	$6,523,467	$26,337,754	$3,975,793	$676,879	$681,685	$726,398

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	AB VPS Growth and Income Class B	AB VPS International Value Class B

Assets:
Shares owned in underlying fund	7,336,008	—
Net asset value per share (NAV)	32.88	—

Total Assets ( Shares x NAV)	$241,207,955	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	74,654	—

Net Assets	$241,133,301	$—

Net Assets: Total
Contract Value in accumulation period	$240,584,384	$—
Contracts in Payout (annuitization) period	548,917	—

Net Assets	$241,133,301	$—

Total Units Outstanding	19,068,107	—

Unit Value (Accumulation, Lowest to Highest)	$12.44 to $12.60	—

Cost of Shares in Underlying Fund	$210,036,243	$—

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	AB VPS Growth and Income Class B	AB VPS International Value Class B

2017 Investment Income
Income:
Reinvested dividends	$2,899,141	$—
Expenses:
Mortality expense risk and administrative charges	3,436,888	—

Net investment income/(expense)	(537,747)	—

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,824,072	—
Reinvested realized gain distributions	20,083,332	—

Net realized gain/(loss) on investments	21,907,404	—
Net change in unrealized appreciation/(depreciation) of investments	14,972,993	—

Net realized and unrealized gain/(loss) from investments	36,880,397	—

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$36,342,650	$—

See notes to financial statements.

B-14

Investment Options
AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III

35,127	42,898	359,850	53,457	281,175	19,797,072	330,683
53.70	29.25	9.17	17.20	12.98	10.17	14.84

$1,886,329	$1,254,757	$3,299,828	$919,463	$3,649,658	$201,336,220	$4,907,336

6,271	5,652	6,325	5,411	11,376	62,003	18,408

$1,880,058	$1,249,105	$3,293,503	$914,052	$3,638,282	$201,274,217	$4,888,928

$1,864,389	$1,237,959	$3,279,963	$906,047	$3,468,700	$201,264,461	$4,888,928
15,669	11,146	13,540	8,005	169,582	9,756	—

$1,880,058	$1,249,105	$3,293,503	$914,052	$3,638,282	$201,274,217	$4,888,928

71,326	80,177	113,851	53,522	278,901	10,608,158	309,888

$24.55 to $26.33	$14.52 to $15.57	$26.23 to $29.13	$15.97 to $17.12	$11.99 to $12.55	$17.06 to $18.25	$14.01 to $17.86

$1,544,067	$820,790	$3,556,231	$630,533	$3,261,302	$181,609,177	$4,834,566

Investment Options
AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III

$—	$3,272	$55,466	$10,469	$62,489	$—	$61,358

29,819	18,348	54,573	15,571	46,774	2,887,385	76,833

(29,819)	(15,076)	893	(5,102)	15,715	(2,887,385)	(15,475)

194,885	58,360	(294,866)	136,415	7,467	4,668,583	6,883
108,281	—	188,805	—	—	21,844,305	56,362

303,166	58,360	(106,061)	136,415	7,467	26,512,888	63,245
210,129	279,193	269,637	(29,343)	384,432	29,271,275	500,946

513,295	337,553	163,576	107,072	391,899	55,784,163	564,191

$483,476	$322,477	$164,469	$101,970	$407,614	$52,896,778	$548,716

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III

Assets:
Shares owned in underlying fund	12,017,746	109,365
Net asset value per share (NAV)	28.23	10.46

Total Assets ( Shares x NAV)	$339,260,960	$1,143,960

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	89,208	9,245

Net Assets	$339,171,752	$1,134,715

Net Assets: Total
Contract Value in accumulation period	$339,125,500	$1,134,715
Contracts in Payout (annuitization) period	46,252	—

Net Assets	$339,171,752	$1,134,715

Total Units Outstanding	12,842,509	45,589

Unit Value (Accumulation, Lowest to Highest)	$19.22 to $28.82	$22.33 to $25.32

Cost of Shares in Underlying Fund	$339,839,452	$1,312,010

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III

2017 Investment Income
Income:
Reinvested dividends	$3,315,851	$14,387
Expenses:
Mortality expense risk and administrative charges	4,774,273	19,286

Net investment income/(expense)	(1,458,422)	(4,899)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	15,182,496	58,308
Reinvested realized gain distributions	90,396,727	281,591

Net realized gain/(loss) on investments	105,579,223	339,899
Net change in unrealized appreciation/(depreciation) of investments	(43,354,773)	(164,924)

Net realized and unrealized gain/(loss) from investments	62,224,450	174,975

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$60,766,028	$170,076

See notes to financial statements.

B-16

Investment Options
Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	Columbia Variable Portfolio- Loomis Sayles Growth Class 2	Columbia VP AQR Managed Futures Strategy Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2

41,905	5,970,787	24,131	11,434	17,573	6,196	—
16.01	20.17	17.97	16.44	28.66	7.74	—

$670,906	$120,430,775	$433,638	$187,970	$503,632	$47,958	$—

7,334	45,480	3,950	2,627	4,534	281	—

$663,572	$120,385,295	$429,688	$185,343	$499,098	$47,677	$—

$656,284	$120,381,383	$428,179	$185,343	$488,475	$47,677	$—
7,288	3,912	1,509	—	10,623	—	—

$663,572	$120,385,295	$429,688	$185,343	$499,098	$47,677	$—

29,170	4,650,876	13,926	6,514	14,861	4,760	—

$17.19 to $23.21	$19.00 to $32.71	$24.48 to $32.92	$20.89 to $29.34	$24.87 to $33.85	$10.00 to $10.04	—

$605,651	$99,559,674	$361,402	$163,729	$549,832	$46,740	$—

Investment Options
Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	Columbia Variable Portfolio- Loomis Sayles Growth Class 2	Columbia VP AQR Managed Futures Strategy Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2

$22,708	$384,320	$—	$—	$—	$89	$—

22,221	1,735,987	6,863	2,787	9,805	281	—

487	(1,351,667)	(6,863)	(2,787)	(9,805)	(192)	—

122,827	5,120,837	2,084	(3,815)	(4,285)	—	—
1,510	7,869,111	23,134	—	—	—	—

124,337	12,989,948	25,218	(3,815)	(4,285)	—	—
32,210	2,468,664	79,256	40,004	166,905	1,218	—

156,547	15,458,612	104,474	36,189	162,620	1,218	—

$157,034	$14,106,945	$97,611	$33,402	$152,815	$1,026	$—

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Davis Financial	Davis Real Estate

Assets:
Shares owned in underlying fund	147,542	180,127
Net asset value per share (NAV)	15.50	14.85

Total Assets ( Shares x NAV)	$2,286,897	$2,674,890

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	14,077	6,092

Net Assets	$2,272,820	$2,668,798

Net Assets: Total
Contract Value in accumulation period	$2,262,770	$2,643,141
Contracts in Payout (annuitization) period	10,050	25,657

Net Assets	$2,272,820	$2,668,798

Total Units Outstanding	93,277	143,331

Unit Value (Accumulation, Lowest to Highest)	$23.53 to $36.67	$17.44 to $18.59

Cost of Shares in Underlying Fund	$2,133,044	$2,054,920

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Davis Financial	Davis Real Estate

2017 Investment Income
Income:
Reinvested dividends	$15,474	$33,456
Expenses:
Mortality expense risk and administrative charges	35,894	42,998

Net investment income/(expense)	(20,420)	(9,542)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	201,783	259,637
Reinvested realized gain distributions	191,076	87,861

Net realized gain/(loss) on investments	392,859	347,498
Net change in unrealized appreciation/(depreciation) of investments	32,570	(162,029)

Net realized and unrealized gain/(loss) from investments	425,429	185,469

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$405,009	$175,927

See notes to financial statements.

B-18

Investment Options
Davis Value	Wells Fargo VT International Equity Class 2	Wells Fargo VT Small Cap Value Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2

4,143,720	44,541,754	—	183,309	15,063,197	721,021	29,982
10.19	5.38	—	18.33	37.05	23.32	72.86

$42,224,505	$239,634,638	$—	$3,360,047	$558,091,432	$16,814,214	$2,184,506

13,867	58,478	—	6,456	139,726	8,902	5,516

$42,210,638	$239,576,160	$—	$3,353,591	$557,951,706	$16,805,312	$2,178,990

$41,947,687	$239,564,120	$—	$3,353,128	$557,251,134	$16,734,061	$2,167,487
262,951	12,040	—	463	700,572	71,251	11,503

$42,210,638	$239,576,160	$—	$3,353,591	$557,951,706	$16,805,312	$2,178,990

2,039,520	12,245,392	—	161,691	21,272,654	832,875	91,497

$19.22 to $20.61	$16.02 to $19.77	—	$18.87 to $20.95	$24.96 to $33.33	$18.19 to $20.20	$23.54 to $24.09

$43,692,248	$212,626,567	$—	$2,936,974	$427,142,422	$14,654,764	$1,647,128

Investment Options
Davis Value	Wells Fargo VT International Equity Class 2	Wells Fargo VT Small Cap Value Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2

$303,849	$6,540,990	$—	$44,045	$4,198,984	$249,576	$1,973

663,245	3,377,079	—	55,993	8,185,807	268,363	35,647

(359,396)	3,163,911	—	(11,948)	(3,986,823)	(18,787)	(33,674)

(773,473)	626,172	—	192,781	38,317,596	1,466,173	281,532
3,380,320	—	—	94,678	30,227,867	382,703	166,199

2,606,847	626,172	—	287,459	68,545,463	1,848,876	447,731
6,044,981	43,733,105	—	209,318	35,835,505	(3,922)	207,379

8,651,828	44,359,277	—	496,777	104,380,968	1,844,954	655,110

$8,292,432	$47,523,188	$—	$484,829	$100,394,145	$1,826,167	$621,436

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2

Assets:
Shares owned in underlying fund	4,493,494	6,517,813
Net asset value per share (NAV)	12.49	37.79

Total Assets ( Shares x NAV)	$56,123,734	$246,308,155

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	27,958	66,248

Net Assets	$56,095,776	$246,241,907

Net Assets: Total
Contract Value in accumulation period	$56,050,082	$246,082,177
Contracts in Payout (annuitization) period	45,694	159,730

Net Assets	$56,095,776	$246,241,907

Total Units Outstanding	4,008,034	7,665,447

Unit Value (Accumulation, Lowest to Highest)	$11.02 to $13.79	$20.84 to $32.99

Cost of Shares in Underlying Fund	$56,611,635	$202,408,855

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2

2017 Investment Income
Income:
Reinvested dividends	$1,273,361	$1,158,297
Expenses:
Mortality expense risk and administrative charges	910,860	3,558,102

Net investment income/(expense)	362,501	(2,399,805)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(195,643)	10,357,560
Reinvested realized gain distributions	298,844	11,376,907

Net realized gain/(loss) on investments	103,201	21,734,467
Net change in unrealized appreciation/(depreciation) of investments	1,102,462	22,471,311

Net realized and unrealized gain/(loss) from investments	1,205,663	44,205,778

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,568,164	$41,805,973

See notes to financial statements.

B-20

Investment Options
Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2

15,536	19,733,087	694,588	470,307	231,898	12,861,638	330,264
22.66	1.00	35.59	16.51	15.97	15.47	16.17

$352,037	$19,733,087	$24,720,392	$7,764,768	$3,703,415	$198,969,544	$5,340,377

3,550	307,500	15,382	20,980	11,599	63,333	12,126

$348,487	$19,425,587	$24,705,010	$7,743,788	$3,691,816	$198,906,211	$5,328,251

$348,487	$19,277,326	$24,705,010	$7,734,568	$3,618,606	$198,896,670	$5,296,219
—	148,261	—	9,220	73,210	9,541	32,032

$348,487	$19,425,587	$24,705,010	$7,743,788	$3,691,816	$198,906,211	$5,328,251

16,392	1,999,557	1,404,057	635,313	198,888	12,483,219	250,912

$16.52 to $21.86	$9.43 to $9.75	$11.87 to $17.15	$10.99 to $14.11	$18.14 to $24.21	$11.80 to $16.81	$15.18 to $22.31

$301,692	$19,733,087	$21,816,945	$8,402,887	$2,827,252	$187,151,081	$5,024,629

Investment Options
Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2

$3,946	$87,743	$22,692	$—	$62,308	$4,941,675	$224,486

5,299	310,981	294,641	130,798	60,085	2,846,121	82,702

(1,353)	(223,238)	(271,949)	(130,798)	2,223	2,095,554	141,784

23,572	—	19,460	(148,172)	333,854	919,032	50,343
307	—	2,649,797	26,798	—	—	—

23,879	—	2,669,257	(121,374)	333,854	919,032	50,343
55,049	—	3,535,899	290,339	258,166	23,584,100	217,397

78,928	—	6,205,156	168,965	592,020	24,503,132	267,740

$77,575	$(223,238)	$5,933,207	$38,167	$594,243	$26,598,686	$409,524

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2

Assets:
Shares owned in underlying fund	142,905	25,401,122
Net asset value per share (NAV)	20.36	12.08

Total Assets ( Shares x NAV)	$2,909,537	$306,845,554

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	9,432	83,726

Net Assets	$2,900,105	$306,761,828

Net Assets: Total
Contract Value in accumulation period	$2,869,430	$306,740,962
Contracts in Payout (annuitization) period	30,675	20,866

Net Assets	$2,900,105	$306,761,828

Total Units Outstanding	131,204	29,965,989

Unit Value (Accumulation, Lowest to Highest)	$18.55 to $24.55	$9.25 to $10.78

Cost of Shares in Underlying Fund	$2,586,952	$324,335,744

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2

2017 Investment Income
Income:
Reinvested dividends	$65,979	$8,003,489
Expenses:
Mortality expense risk and administrative charges	48,116	4,375,296

Net investment income/(expense)	17,863	3,628,193

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	56,374	(2,280,088)
Reinvested realized gain distributions	119,652	—

Net realized gain/(loss) on investments	176,026	(2,280,088)
Net change in unrealized appreciation/(depreciation) of investments	216	(1,688,815)

Net realized and unrealized gain/(loss) from investments	176,242	(3,968,903)

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$194,105	$(340,710)

See notes to financial statements.

B-22

Investment Options
Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class

461,780	4,680,064	1,952,226	9,794,731	11,619	37,855	13,542
28.46	19.80	16.02	12.99	24.96	47.27	29.69

$13,142,271	$92,665,267	$31,274,653	$127,233,554	$290,014	$1,789,423	$402,063

7,910	34,922	17,275	52,413	2,756	13,589	3,293

$13,134,361	$92,630,345	$31,257,378	$127,181,141	$287,258	$1,775,834	$398,770

$13,074,732	$92,590,745	$31,257,378	$127,060,373	$285,182	$1,762,325	$388,587
59,629	39,600	—	120,768	2,076	13,509	10,183

$13,134,361	$92,630,345	$31,257,378	$127,181,141	$287,258	$1,775,834	$398,770

536,974	2,879,588	2,092,783	11,591,159	11,624	55,351	15,738

$22.17 to $24.61	$23.34 to $34.51	$11.18 to $14.57	$10.39 to $11.25	$23.71 to $24.56	$26.33 to $36.95	$22.68 to $24.83

$10,763,069	$86,683,896	$30,206,371	$128,637,609	$210,347	$1,471,023	$358,816

Investment Options
Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class

$214,019	$488,375	$1,687,013	$3,958,644	$1,921	$—	$2,126

212,162	1,375,261	383,661	1,786,287	4,674	33,778	6,130

1,857	(886,886)	1,303,352	2,172,357	(2,753)	(33,778)	(4,004)

1,776,731	5,449,779	(65,747)	(69,511)	35,561	250,079	8,403
509,770	6,679,447	1,756,120	—	16,022	82,514	15,236

2,286,501	12,129,226	1,690,373	(69,511)	51,583	332,593	23,639
88,074	(3,115,228)	851,916	1,155,121	11,536	250,767	54,384

2,374,575	9,013,998	2,542,289	1,085,610	63,119	583,360	78,023

$2,376,432	$8,127,112	$3,845,641	$3,257,967	$60,366	$549,582	$74,019

B-23

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	MFS New Discovery Series Service Class	MFS Strategic Income Service Class

Assets:
Shares owned in underlying fund	2,405,949	49,256
Net asset value per share (NAV)	18.57	9.75

Total Assets ( Shares x NAV)	$44,678,479	$480,247

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	25,852	3,571

Net Assets	$44,652,627	$476,676

Net Assets: Total
Contract Value in accumulation period	$44,634,703	$476,676
Contracts in Payout (annuitization) period	17,924	—

Net Assets	$44,652,627	$476,676

Total Units Outstanding	1,557,560	31,079

Unit Value (Accumulation, Lowest to Highest)	$27.67 to $28.87	$14.52 to $15.57

Cost of Shares in Underlying Fund	$36,586,084	$482,890

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	MFS New Discovery Series Service Class	MFS Strategic Income Service Class

2017 Investment Income
Income:
Reinvested dividends	$—	$17,351
Expenses:
Mortality expense risk and administrative charges	644,677	6,330

Net investment income/(expense)	(644,677)	11,021

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(3,948,030)	(5,712)
Reinvested realized gain distributions	885,904	—

Net realized gain/(loss) on investments	(3,062,126)	(5,712)
Net change in unrealized appreciation/(depreciation) of investments	13,179,895	11,922

Net realized and unrealized gain/(loss) from investments	10,117,769	6,210

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,473,092	$17,231

See notes to financial statements.

B-24

Investment Options
MFS Total Return Service Class	MFS Utilities Service Class	MFS Value Service Class	MFS Technology Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class

345,966	3,258,386	59,814	1,711,804	324,210	945,864	1,694,283
24.28	28.98	20.55	17.11	27.80	53.79	54.89

$8,400,051	$94,428,033	$1,229,184	$29,288,965	$9,013,046	$50,878,022	$92,999,219

7,713	40,729	10,355	16,826	12,725	21,252	28,671

$8,392,338	$94,387,304	$1,218,829	$29,272,139	$9,000,321	$50,856,770	$92,970,548

$8,325,285	$94,372,063	$1,218,829	$29,268,260	$9,000,321	$50,856,770	$92,949,366
67,053	15,241	—	3,879	—	—	21,182

$8,392,338	$94,387,304	$1,218,829	$29,272,139	$9,000,321	$50,856,770	$92,970,548

452,869	4,611,636	43,433	1,674,060	602,479	4,167,332	3,010,538

$16.74 to $18.59	$14.65 to $24.63	$23.45 to $30.11	$16.83 to $17.56	$11.66 to $14.50	$12.00 to $12.21	$22.60 to $31.26

$6,905,694	$93,661,121	$1,079,666	$18,457,085	$7,373,014	$45,742,095	$79,420,822

Investment Options
MFS Total Return Service Class	MFS Utilities Service Class	MFS Value Service Class	MFS Technology Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class

$197,282	$3,799,950	$20,585	$—	$109,443	$617,605	$8,386

145,254	1,373,233	19,396	443,659	113,255	693,893	1,348,158

52,028	2,426,717	1,189	(443,659)	(3,812)	(76,288)	(1,339,772)

1,051,369	908,113	73,994	2,955,683	99,496	(337,546)	5,515,418
253,244	—	47,681	621,602	7,979	1,018,993	8,345,163

1,304,613	908,113	121,675	3,577,285	107,475	681,447	13,860,581
(425,508)	7,945,459	47,493	5,863,838	1,707,535	7,607,079	7,786,004

879,105	8,853,572	169,168	9,441,123	1,815,010	8,288,526	21,646,585

$931,133	$11,280,289	$170,357	$8,997,464	$1,811,198	$8,212,238	$20,306,813

B-25

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small Cap/VA Service Class

Assets:
Shares owned in underlying fund	2,768,727	10,389,438
Net asset value per share (NAV)	2.70	25.42

Total Assets ( Shares x NAV)	$7,475,563	$264,099,525

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	21,130	74,355

Net Assets	$7,454,433	$264,025,170

Net Assets: Total
Contract Value in accumulation period	$7,443,625	$264,000,286
Contracts in Payout (annuitization) period	10,808	24,884

Net Assets	$7,454,433	$264,025,170

Total Units Outstanding	533,074	9,546,509

Unit Value (Accumulation, Lowest to Highest)	$12.52 to $13.13	$23.99 to $38.26

Cost of Shares in Underlying Fund	$6,496,121	$230,777,427

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small Cap/VA Service Class

2017 Investment Income
Income:
Reinvested dividends	$77,395	$1,637,330
Expenses:
Mortality expense risk and administrative charges	93,342	3,762,687

Net investment income/(expense)	(15,947)	(2,125,357)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	37,662	10,405,938
Reinvested realized gain distributions	—	13,654,844

Net realized gain/(loss) on investments	37,662	24,060,782
Net change in unrealized appreciation/(depreciation) of investments	1,411,746	8,290,908

Net realized and unrealized gain/(loss) from investments	1,449,408	32,351,690

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,433,461	$30,226,333

See notes to financial statements.

B-26

Investment Options
Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II

68,311,894	183,933	157,927	52,893,714	141,459	185,446	—
5.27	10.24	12.42	10.94	10.92	10.54	—

$360,003,683	$1,883,471	$1,961,450	$578,657,226	$1,544,727	$1,954,601	$—

93,915	14,458	13,776	148,192	7,469	11,750	—

$359,909,768	$1,869,013	$1,947,674	$578,509,034	$1,537,258	$1,942,851	$—

$359,893,887	$1,869,013	$1,947,674	$578,478,178	$1,537,258	$1,942,851	$—
15,881	—	—	30,856	—	—	—

$359,909,768	$1,869,013	$1,947,674	$578,509,034	$1,537,258	$1,942,851	$—

26,111,876	165,475	149,830	47,742,152	130,655	188,592	—

$10.81 to $15.62	$9.67 to $11.64	$10.36 to $13.50	$10.75 to $13.51	$11.37 to $11.93	$10.01 to $10.48	—

$371,622,327	$1,951,908	$2,165,447	$588,452,304	$1,358,773	$1,874,584	$—

Investment Options
Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II

$7,076,699	$26,171	$46,519	$11,024,464	$9,101	$31,452	$—

5,124,317	32,469	30,166	8,295,097	20,023	27,049	—

1,952,382	(6,298)	16,353	2,729,367	(10,922)	4,403	—

(461,206)	(9,432)	(51,581)	(1,682,266)	4,179	(230)	—
—	—	—	—	—	—	—

(461,206)	(9,432)	(51,581)	(1,682,266)	4,179	(230)	—
13,978,225	9,582	76,756	17,481,281	184,502	61,815	—

13,517,019	150	25,175	15,799,015	188,681	61,585	—

$15,469,401	$(6,148)	$41,528	$18,528,382	$177,759	$65,988	$—

B-27

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II

Assets:
Shares owned in underlying fund	6,380,097	3,208
Net asset value per share (NAV)	32.70	18.35

Total Assets ( Shares x NAV)	$208,629,157	$58,865

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	63,491	2,400

Net Assets	$208,565,666	$56,465

Net Assets: Total
Contract Value in accumulation period	$208,549,990	$56,465
Contracts in Payout (annuitization) period	15,676	—

Net Assets	$208,565,666	$56,465

Total Units Outstanding	10,406,871	2,080

Unit Value (Accumulation, Lowest to Highest)	$23.95 to $30.65	$22.15 to $28.63

Cost of Shares in Underlying Fund	$179,657,433	$62,437

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II

2017 Investment Income
Income:
Reinvested dividends	$2,897,663	$544
Expenses:
Mortality expense risk and administrative charges	2,930,958	1,162

Net investment income/(expense)	(33,295)	(618)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	5,838,788	(1,619)
Reinvested realized gain distributions	16,296,066	8,174

Net realized gain/(loss) on investments	22,134,854	6,555
Net change in unrealized appreciation/(depreciation) of investments	3,152,293	3,983

Net realized and unrealized gain/(loss) from investments	25,287,147	10,538

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$25,253,852	$9,920

See notes to financial statements.

B-28

Investment Options
Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond

9,445,313	6,267,118	6,531,147	885,290	—	10,570,612	1,124,605
20.87	11.06	22.76	10.21	—	11.61	4.96

$197,123,687	$69,314,330	$148,648,904	$9,038,810	$—	$122,714,237	$5,574,778

49,135	46,290	52,339	13,239	—	35,909	11,958

$197,074,552	$69,268,040	$148,596,565	$9,025,571	$—	$122,678,328	$5,562,820

$197,061,556	$69,268,040	$148,586,896	$9,025,571	$—	$122,670,391	$5,562,820
12,996	—	9,669	—	—	7,937	—

$197,074,552	$69,268,040	$148,596,565	$9,025,571	$—	$122,678,328	$5,562,820

7,229,466	6,648,443	5,767,302	894,243	—	8,780,945	528,191

$20.34 to $27.56	$10.16 to $10.57	$10.75 to $26.69	$9.77 to $10.17	—	$13.45 to $14.03	$10.17 to $10.20

$173,776,840	$69,123,351	$122,161,092	$9,007,694	$—	$103,848,080	$5,476,439

Investment Options
Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond

$1,161,490	$1,705,062	$1,966,271	$229,985	$—	$—	$150,627

2,712,803	910,806	2,073,328	116,252	—	1,754,313	73,196

(1,551,313)	794,256	(107,057)	113,733	—	(1,754,313)	77,431

5,000,942	(19,611)	3,862,126	(23,742)	—	2,242,629	(14,839)
15,063,711	233,906	2,716,001	—	—	3,421,858	—

20,064,653	214,295	6,578,127	(23,742)	—	5,664,487	(14,839)
2,229,883	407,155	6,906,643	102,971	—	22,029,351	85,028

22,294,536	621,450	13,484,770	79,229	—	27,693,838	70,189

$20,743,223	$1,415,706	$13,377,713	$192,962	$—	$25,939,525	$147,620

B-29

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Ivy VIP High Income	Putnam VT Equity Income Class IB

Assets:
Shares owned in underlying fund	2,408,810	5,177,288
Net asset value per share (NAV)	3.64	26.69

Total Assets ( Shares x NAV)	$8,761,805	$138,181,810

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	12,868	38,688

Net Assets	$8,748,937	$138,143,122

Net Assets: Total
Contract Value in accumulation period	$8,748,937	$138,121,454
Contracts in Payout (annuitization) period	—	21,668

Net Assets	$8,748,937	$138,143,122

Total Units Outstanding	744,878	4,886,198

Unit Value (Accumulation, Lowest to Highest)	$10.32 to $11.42	$27.19 to $28.36

Cost of Shares in Underlying Fund	$8,593,554	$107,440,992

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Ivy VIP High Income	Putnam VT Equity Income Class IB

2017 Investment Income
Income:
Reinvested dividends	$450,374	$2,198,513
Expenses:
Mortality expense risk and administrative charges	109,773	1,952,942

Net investment income/(expense)	340,601	245,571

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(29,937)	5,614,603
Reinvested realized gain distributions	—	3,894,065

Net realized gain/(loss) on investments	(29,937)	9,508,668
Net change in unrealized appreciation/(depreciation) of investments	93,514	11,091,956

Net realized and unrealized gain/(loss) from investments	63,577	20,600,624

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$404,178	$20,846,195

See notes to financial statements.

B-30

Investment Options
Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB	Putnam VT Investors Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	Deutsche Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares

182,634	535,232	6,040,357	310,012	195,835	43,378	155,195
10.73	16.20	20.49	9.53	13.50	13.59	66.67

$1,959,659	$8,670,751	$123,766,906	$2,954,411	$2,643,778	$589,510	$10,346,843

7,641	15,914	36,264	6,933	6,727	3,654	9,418

$1,952,018	$8,654,837	$123,730,642	$2,947,478	$2,637,051	$585,856	$10,337,425

$1,952,018	$8,654,837	$123,722,700	$2,947,478	$2,637,051	$585,856	$10,337,425
—	—	7,942	—	—	—	—

$1,952,018	$8,654,837	$123,730,642	$2,947,478	$2,637,051	$585,856	$10,337,425

181,489	617,738	9,874,025	288,182	210,812	55,721	567,782

$10.40 to $10.91	$10.57 to $14.57	$12.30 to $12.55	$9.76 to $9.89	$12.25 to $12.62	$10.14 to $10.39	$17.57 to $18.43

$1,884,475	$7,786,550	$96,713,297	$2,864,144	$2,102,075	$585,571	$8,806,312

Investment Options
Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB	Putnam VT Investors Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	Deutsche Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares

$—	$54,263	$1,268,990	$56,030	$60,346	$10,929	$49,580

24,976	108,198	1,738,493	37,183	32,471	7,095	120,707

(24,976)	(53,935)	(469,503)	18,847	27,875	3,834	(71,127)

(206)	3,170	1,308,567	(91,641)	9,902	(894)	40,430
—	307,980	6,229,035	—	—	—	576,644

(206)	311,150	7,537,602	(91,641)	9,902	(894)	617,074
125,718	248,506	15,480,524	5,707	440,890	27,469	1,495,515

125,512	559,656	23,018,126	(85,934)	450,792	26,575	2,112,589

$100,536	$505,721	$22,548,623	$(67,087)	$478,667	$30,409	$2,041,462

B-31

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Janus Henderson Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares

Assets:
Shares owned in underlying fund	6,043,750	468,987
Net asset value per share (NAV)	11.56	13.49

Total Assets ( Shares x NAV)	$69,865,754	$6,326,628

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	32,633	12,144

Net Assets	$69,833,121	$6,314,484

Net Assets: Total
Contract Value in accumulation period	$69,833,121	$6,314,484
Contracts in Payout (annuitization) period	—	—

Net Assets	$69,833,121	$6,314,484

Total Units Outstanding	4,279,482	468,590

Unit Value (Accumulation, Lowest to Highest)	$15.89 to $22.19	$11.32 to $13.05

Cost of Shares in Underlying Fund	$47,253,055	$5,596,985

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Janus Henderson Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares

2017 Investment Income
Income:
Reinvested dividends	$309,624	$—
Expenses:
Mortality expense risk and administrative charges	1,020,319	79,954

Net investment income/(expense)	(710,695)	(79,954)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	5,432,503	19,716
Reinvested realized gain distributions	3,963,451	334,543

Net realized gain/(loss) on investments	9,395,954	354,259
Net change in unrealized appreciation/(depreciation) of investments	16,149,458	724,426

Net realized and unrealized gain/(loss) from investments	25,545,412	1,078,685

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$24,834,717	$998,731

See notes to financial statements.

B-32

Investment Options
ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II	Western Asset Core Plus VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity

446,297	108,256	7,534,723	224,920	—	36,916	104,546
24.96	13.19	5.78	10.80	—	24.83	17.59

$11,139,569	$1,427,890	$43,550,699	$2,429,136	$—	$916,613	$1,838,966

17,643	7,275	20,271	6,922	—	6,594	6,747

$11,121,926	$1,420,615	$43,530,428	$2,422,214	$—	$910,019	$1,832,219

$11,121,926	$1,420,615	$43,530,428	$2,422,214	$—	$910,019	$1,832,219
—	—	—	—	—	—	—

$11,121,926	$1,420,615	$43,530,428	$2,422,214	$—	$910,019	$1,832,219

788,251	120,451	4,192,864	236,347	—	87,687	148,461

$11.74 to $14.36	$11.41 to $11.95	$10.27 to $10.39	$9.91 to $10.07	—	$10.02 to $10.52	$11.92 to $12.51

$9,269,125	$1,345,253	$43,309,306	$2,418,222	$—	$877,476	$1,578,948

Investment Options
ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II	Western Asset Core Plus VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity

$—	$17,182	$1,694,448	$—	$169,251	$—	$5,929

135,877	18,358	585,820	30,698	122	11,951	21,822

(135,877)	(1,176)	1,108,628	(30,698)	169,129	(11,951)	(15,893)

49,068	(2,418)	44,220	(8,825)	(267,655)	3,300	9,075
234,569	—	—	—	—	—	—

283,637	(2,418)	44,220	(8,825)	(267,655)	3,300	9,075
1,788,460	163,336	521,193	67,773	171,147	29,169	222,500

2,072,097	160,918	565,413	58,948	(96,508)	32,469	231,575

$1,936,220	$159,742	$1,674,041	$28,250	$72,621	$20,518	$215,682

B-33

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II

Assets:
Shares owned in underlying fund	212,072	1,683,942
Net asset value per share (NAV)	40.73	30.19

Total Assets ( Shares x NAV)	$8,637,692	$50,838,202

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	12,803	20,468

Net Assets	$8,624,889	$50,817,734

Net Assets: Total
Contract Value in accumulation period	$8,624,889	$50,804,890
Contracts in Payout (annuitization) period	—	12,844

Net Assets	$8,624,889	$50,817,734

Total Units Outstanding	445,692	3,780,931

Unit Value (Accumulation, Lowest to Highest)	$11.44 to $18.91	$13.21 to $13.45

Cost of Shares in Underlying Fund	$8,214,445	$36,178,284

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II

2017 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	108,918	723,361

Net investment income/(expense)	(108,918)	(723,361)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	30,651	1,781,413
Reinvested realized gain distributions	358,302	599,823

Net realized gain/(loss) on investments	388,953	2,381,236
Net change in unrealized appreciation/(depreciation) of investments	1,436,231	12,638,042

Net realized and unrealized gain/(loss) from investments	1,825,184	15,019,278

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,716,266	$14,295,917

See notes to financial statements.

B-34

Investment Options
Morgan Stanley Emerging Markets Equity Portfolio Class II	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4

246,198	4,447	83,989	225,597	51,645	6,076	8,240
17.58	7.85	22.87	19.23	23.40	10.68	30.13

$4,328,163	$34,910	$1,920,823	$4,338,235	$1,208,498	$64,889	$248,265

7,762	114	7,675	8,037	3,567	84	801

$4,320,401	$34,796	$1,913,148	$4,330,198	$1,204,931	$64,805	$247,464

$4,320,401	$34,796	$1,913,148	$4,330,198	$1,204,931	$64,805	$247,464
—	—	—	—	—	—	—

$4,320,401	$34,796	$1,913,148	$4,330,198	$1,204,931	$64,805	$247,464

357,067	3,262	233,470	314,921	110,238	6,426	20,941

$11.70 to $11.94	$10.64 to $10.68	$7.89 to $10.51	$10.15 to $13.42	$10.89 to $10.94	$10.08 to $10.10	$11.78 to $11.83

$3,366,649	$34,545	$1,816,832	$5,162,095	$1,171,264	$65,554	$234,121

Investment Options
Morgan Stanley Emerging Markets Equity Portfolio Class II	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4

$27,759	$—	$—	$61,124	$12,528	$719	$1,114

52,637	114	23,606	54,880	3,567	84	801

(24,878)	(114)	(23,606)	6,244	8,961	635	313

2,019	—	(35,794)	(111,527)	—	—	—
—	—	—	410,204	—	—	—

2,019	—	(35,794)	298,677	—	—	—
1,064,295	365	11,058	(118,162)	37,234	(665)	14,144

1,066,314	365	(24,736)	180,515	37,234	(665)	14,144

$1,041,436	$251	$(48,342)	$186,759	$46,195	$(30)	$14,457

B-35

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4

Assets:
Shares owned in underlying fund	12,688	8,514
Net asset value per share (NAV)	15.60	76.56

Total Assets ( Shares x NAV)	$197,926	$651,798

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	549	2,222

Net Assets	$197,377	$649,576

Net Assets: Total
Contract Value in accumulation period	$197,377	$649,576
Contracts in Payout (annuitization) period	—	—

Net Assets	$197,377	$649,576

Total Units Outstanding	16,980	55,882

Unit Value (Accumulation, Lowest to Highest)	$11.61 to $11.65	$11.59 to $11.64

Cost of Shares in Underlying Fund	$193,341	$623,786

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4

2017 Investment Income
Income:
Reinvested dividends	$3,332	$2,032
Expenses:
Mortality expense risk and administrative charges	549	2,222

Net investment income/(expense)	2,783	(190)

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	9,475

Net realized gain/(loss) on investments	—	9,475
Net change in unrealized appreciation/(depreciation) of investments	4,585	28,012

Net realized and unrealized gain/(loss) from investments	4,585	37,487

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,368	$37,297

See notes to financial statements.

B-36

Investment Options
American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

8,441	6,567
49.31	11.98

$416,228	$78,673

1,472	208

$414,756	$78,465

$414,756	$78,465
—	—

$414,756	$78,465

36,339	7,921

$11.39 to $11.44	$9.90 to $9.91

$393,350	$80,371

Investment Options
American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

$3,757	$645

1,472	208

2,285	437

—	—
—	—

—	—
22,878	(1,698)

22,878	(1,698)

$25,163	$(1,261)

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(9,286)	$(8,650)
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(36,489)	107,045

Net increase/(decrease) resulting from operations	(45,775)	98,395

2016 Contract Transactions
Contract purchase payments	5,436,192	4,788,085
Transfers between investment divisions, net	26,937	58,093
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(237)	(223)
Contract fees	—	—
Transfers–rider fees and other	(235)	(48)

Net increase/(decrease) from contract transactions	5,462,657	4,845,907

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	5,416,882	4,944,302
Net Assets at December 31, 2015	—	—

Net Assets at December 31, 2016	$5,416,882	$4,944,302

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(162,930)	$(149,025)
Net realized gain/(loss) from sale of investments	2,281	129,151
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	399,852	1,790,776

Net increase/(decrease) resulting from operations	239,203	1,770,902

2017 Contract Transactions
Contract purchase payments	6,358,392	5,693,162
Transfers between investment divisions, net	1,263,992	(355,062)
Transfers on account of death	(41,456)	(35,680)
Transfers for annuity benefits, surrenders and partial withdrawals	(132,526)	(130,211)
Contract fees	(315)	(264)
Transfers–rider fees and other	(78,689)	(70,723)

Net increase/(decrease) from contract transactions	7,369,398	5,101,222

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	7,608,601	6,872,124
Net Assets at December 31, 2016	5,416,882	4,944,302

Net Assets at December 31, 2017	$13,025,483	$11,816,426

See notes to financial statements.

B-38

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

$(7,186)	$(8,098)	$(2,334)	$(7,532)	$(5,566)	$(11,007)	$(8,078)
—	—	—	—	—	—	—
—	—	—	—	—	—	—
145,512	63,811	(1,386)	(7,374)	(554)	222,937	33,953

138,326	55,713	(3,720)	(14,906)	(6,120)	211,930	25,875

3,906,767	4,557,974	1,344,166	4,390,491	3,192,932	6,014,382	4,599,726
55,604	52,946	20,069	84,764	49,120	59,495	53,263
—	—	—	—	—	—	—
(618)	(206)	(61)	(185)	(142)	(278)	(205)
—	—	—	—	—	—	—
(62)	(33)	(14)	46	14	(410)	42

3,961,691	4,610,681	1,364,160	4,475,116	3,241,924	6,073,189	4,652,826

—	—	—	—	—	—	—

4,100,017	4,666,394	1,360,440	4,460,210	3,235,804	6,285,119	4,678,701
—	—	—	—	—	—	—

$4,100,017	$4,666,394	$1,360,440	$4,460,210	$3,235,804	$6,285,119	$4,678,701

$(122,208)	$(141,911)	$(42,942)	$(137,173)	$(101,488)	$(186,436)	$(144,286)
101,636	70,206	72,714	83,218	119,961	131,878	123,810
—	—	—	—	—	—	—
1,502,969	1,632,779	686,099	1,861,189	1,522,474	2,149,874	2,022,358

1,482,397	1,561,074	715,871	1,807,234	1,540,947	2,095,316	2,001,882

4,694,910	5,438,360	1,653,144	5,280,031	3,889,210	7,156,599	5,477,084
43,600	2,879	(357,800)	(391,037)	(440,827)	(18,736)	(367,879)
(27,662)	(32,756)	(10,055)	(29,333)	(22,431)	(42,910)	(32,898)
(110,526)	(129,151)	(36,886)	(126,419)	(91,694)	(168,797)	(129,317)
(215)	(247)	(71)	(236)	(173)	(329)	(254)
(58,353)	(67,719)	(19,756)	(65,041)	(47,480)	(88,529)	(68,901)

4,541,754	5,211,366	1,228,576	4,667,965	3,286,605	6,837,298	4,877,835

—	—	—	—	—	—	—

6,024,151	6,772,440	1,944,447	6,475,199	4,827,552	8,932,614	6,879,717
4,100,017	4,666,394	1,360,440	4,460,210	3,235,804	6,285,119	4,678,701

$10,124,168	$11,438,834	$3,304,887	$10,935,409	$8,063,356	$15,217,733	$11,558,418

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(7,192)	$(5,646)
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	155,727	18,311

Net increase/(decrease) resulting from operations	148,535	12,665

2016 Contract Transactions
Contract purchase payments	3,906,767	3,213,808
Transfers between investment divisions, net	48,815	47,593
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(180)	(143)
Contract fees	—	—
Transfers–rider fees and other	(659)	(345)

Net increase/(decrease) from contract transactions	3,954,743	3,260,913

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	4,103,278	3,273,578
Net Assets at December 31, 2015	—	—

Net Assets at December 31, 2016	$4,103,278	$3,273,578

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(120,503)	$(102,277)
Net realized gain/(loss) from sale of investments	38,283	145,840
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	870,656	1,485,806

Net increase/(decrease) resulting from operations	788,436	1,529,369

2017 Contract Transactions
Contract purchase payments	4,658,179	3,937,944
Transfers between investment divisions, net	536,862	(538,070)
Transfers on account of death	(27,676)	(22,321)
Transfers for annuity benefits, surrenders and partial withdrawals	(110,566)	(92,510)
Contract fees	(214)	(176)
Transfers–rider fees and other	(58,073)	(48,004)

Net increase/(decrease) from contract transactions	4,998,512	3,236,863

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	5,786,948	4,766,232
Net Assets at December 31, 2016	4,103,278	3,273,578

Net Assets at December 31, 2017	$9,890,226	$8,039,810

See notes to financial statements.

B-40

Investment Options
Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series

$(1,124,364)	$293,131	$652,007	$(309,796)	$(264,161)	$255,734	$(99,937)
8,416,458	3,879,335	(338,891)	(1,465,880)	250,140	771,689	(1,063,110)
14,145,416	925,921	—	—	—	—	—
5,832,232	3,715	1,449,428	3,146,889	(77,063)	(1,035,471)	2,407,618

27,269,742	5,102,102	1,762,544	1,371,213	(91,084)	(8,048)	1,244,571

1,456,045	756,152	91,872	12,090,483	369,315	296,297	335,909
6,741,213	614,173	(888,856)	(564,810)	(407,210)	1,457,954	(227,839)
(1,411,048)	(524,705)	(137,592)	(1,061,863)	—	(572,579)	(70,737)
(16,416,963)	(4,387,668)	(1,260,122)	(9,558,630)	(1,067,843)	(3,670,496)	(968,902)
(37,285)	(10,163)	(2,900)	(25,747)	(4,266)	(8,135)	(4,827)
(5,086,889)	(216,673)	(101,028)	(3,720,630)	(57,416)	(340,264)	(10,366)

(14,754,927)	(3,768,884)	(2,298,626)	(2,841,197)	(1,167,420)	(2,837,223)	(946,762)

—	—	—	—	—	—	—

12,514,815	1,333,218	(536,082)	(1,469,984)	(1,258,504)	(2,845,271)	297,809
374,962,862	52,783,432	14,189,773	262,706,808	18,720,279	44,994,023	13,091,120

$387,477,677	$54,116,650	$13,653,691	$261,236,824	$17,461,775	$42,148,752	$13,388,929

$(1,549,164)	$179,079	$575,054	$(30,726)	$(310,279)	$130,869	$(124,191)
15,074,232	5,941,852	(188,717)	(499,398)	884,318	(564,744)	(437,442)
—	123,344	—	—	—	—	—
47,246,073	3,974,881	702,682	984,203	5,248,612	9,484,110	5,676,251

60,771,141	10,219,156	1,089,019	454,079	5,822,651	9,050,235	5,114,618

1,096,913	288,598	117,167	1,279,855	100,830	178,652	107,556
(16,554,241)	595,700	863,455	36,452,128	(722,681)	(3,166,410)	(208,577)
(1,402,681)	(182,442)	(61,288)	(1,387,738)	(45,090)	(157,758)	(99,907)
(27,297,246)	(6,458,362)	(2,346,288)	(14,086,193)	(2,373,831)	(7,953,657)	(1,980,135)
(33,076)	(9,365)	(2,581)	(23,663)	(4,143)	(6,967)	(4,621)
(5,233,249)	(226,480)	(101,212)	(3,973,670)	(49,263)	(349,507)	(11,393)

(49,423,580)	(5,992,351)	(1,530,747)	18,260,719	(3,094,178)	(11,455,647)	(2,197,077)

—	—	—	—	—	—	—

11,347,561	4,226,805	(441,728)	18,714,798	2,728,473	(2,405,412)	2,917,541
387,477,677	54,116,650	13,653,691	261,236,824	17,461,775	42,148,752	13,388,929

$398,825,238	$58,343,455	$13,211,963	$279,951,622	$20,190,248	$39,743,340	$16,306,470

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$4,476,869	$(67,402)
Net realized gain/(loss) from sale of investments	(2,258,302)	577,523
Reinvested realized gain distributions	8,526,131	502,254
Net change in unrealized appreciation/(depreciation) of investments	(979,367)	(216,341)

Net increase/(decrease) resulting from operations	9,765,331	796,034

2016 Contract Transactions
Contract purchase payments	12,003,570	66,240
Transfers between investment divisions, net	(13,354,536)	(234,686)
Transfers on account of death	(3,056,045)	(16,682)
Transfers for annuity benefits, surrenders and partial withdrawals	(24,861,964)	(832,886)
Contract fees	(54,554)	(3,251)
Transfers–rider fees and other	(6,464,277)	(8,685)

Net increase/(decrease) from contract transactions	(35,787,806)	(1,029,950)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(26,022,475)	(233,916)
Net Assets at December 31, 2015	505,603,133	6,953,102

Net Assets at December 31, 2016	$479,580,658	$6,719,186

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$4,535,434	$(90,490)
Net realized gain/(loss) from sale of investments	(2,396,411)	302,111
Reinvested realized gain distributions	—	778,009
Net change in unrealized appreciation/(depreciation) of investments	11,274,447	182,529

Net increase/(decrease) resulting from operations	13,413,470	1,172,159

2017 Contract Transactions
Contract purchase payments	1,918,470	29,996
Transfers between investment divisions, net	62,270,724	(42,457)
Transfers on account of death	(2,422,393)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(44,432,062)	(1,032,530)
Contract fees	(47,980)	(2,750)
Transfers–rider fees and other	(6,736,854)	(9,082)

Net increase/(decrease) from contract transactions	10,549,905	(1,056,823)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	23,963,375	115,336
Net Assets at December 31, 2016	479,580,658	6,719,186

Net Assets at December 31, 2017	$503,544,033	$6,834,522

See notes to financial statements.

B-42

Investment Options
Value Line Centurion	Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II

$(15,994)	$(63,209)	$(7,398)	$(110,151)	$(18,643)	$(1,049)	$8,579
77,666	125,353	(14,764)	963,943	152,507	23,407	(648)
—	664,365	6,295	657,369	364,568	8,136	—
385	(463,458)	142,488	(1,507,923)	(306,222)	(24,323)	(15,023)

62,057	263,051	126,621	3,238	192,210	6,171	(7,092)

13,074	63,801	823,880	10,111	6,175	29,048	44,896
(30,064)	(8,144)	328,584	89,399	(26,839)	(11,069)	(11,821)
—	(238,810)	—	(43,791)	(847)	(1,389)	(50,629)
(114,280)	(636,078)	(107,345)	(1,128,656)	(450,776)	(152,427)	(371,601)
(266)	(2,857)	—	(2,237)	(405)	(170)	(1,379)
(2,791)	(14,810)	15	(40,504)	(1,344)	(395)	(18,930)

(134,327)	(836,898)	1,045,134	(1,115,678)	(474,036)	(136,402)	(409,464)

—	—	—	—	—	—	—

(72,270)	(573,847)	1,171,755	(1,112,440)	(281,826)	(130,231)	(416,556)
1,187,860	7,110,313	643,027	8,133,269	1,238,908	573,790	3,362,131

$1,115,590	$6,536,466	$1,814,782	$7,020,829	$957,082	$443,559	$2,945,575

$(14,139)	$(60,704)	$(22,883)	$(111,755)	$(14,322)	$7,659	$8,096
158,767	665,915	46,673	1,001,466	(11,446)	17,069	(15,907)
—	450,558	66,275	571,464	—	8,177	—
23,002	(195,307)	313,155	201,702	156,688	18,359	13,460

167,630	860,462	403,220	1,662,877	130,920	51,264	5,649

3,695	36,293	373,615	6,587	10,404	56,026	36,415
(27,395)	(235,437)	186,164	(505,888)	(33,146)	(5,658)	(96,803)
—	—	(224,187)	(16,130)	(24,986)	(8,465)	(15,194)
(291,268)	(2,125,515)	(70,305)	(909,717)	(185,511)	(42,423)	(486,589)
(247)	(2,377)	—	(1,934)	(321)	(124)	(1,195)
(3,099)	(12,582)	30	(37,095)	(1,908)	(779)	(17,867)

(318,314)	(2,339,618)	265,317	(1,464,177)	(235,468)	(1,423)	(581,233)

—	—	—	—	—	—	—

(150,684)	(1,479,156)	668,537	198,700	(104,548)	49,841	(575,584)
1,115,590	6,536,466	1,814,782	7,020,829	957,082	443,559	2,945,575

$964,906	$5,057,310	$2,483,319	$7,219,529	$852,534	$493,400	$2,369,991

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(694,114)	$(1,455,533)
Net realized gain/(loss) from sale of investments	157,756	2,890,353
Reinvested realized gain distributions	3,106,743	10,205,614
Net change in unrealized appreciation/(depreciation) of investments	2,733,622	812,840

Net increase/(decrease) resulting from operations	5,304,007	12,453,274

2016 Contract Transactions
Contract purchase payments	219,763	555,602
Transfers between investment divisions, net	(573,875)	(1,956,487)
Transfers on account of death	(81,073)	(267,503)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,235,914)	(3,592,733)
Contract fees	(5,339)	(14,522)
Transfers–rider fees and other	(744,488)	(2,469,487)

Net increase/(decrease) from contract transactions	(2,420,926)	(7,745,130)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,883,081	4,708,144
Net Assets at December 31, 2015	46,026,780	148,657,555

Net Assets at December 31, 2016	$48,909,861	$153,365,699

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(574,109)	$(1,046,180)
Net realized gain/(loss) from sale of investments	146,337	2,736,964
Reinvested realized gain distributions	1,047,762	8,310,823
Net change in unrealized appreciation/(depreciation) of investments	5,483,285	6,946,700

Net increase/(decrease) resulting from operations	6,103,275	16,948,307

2017 Contract Transactions
Contract purchase payments	175,218	430,491
Transfers between investment divisions, net	(1,677,517)	1,146,856
Transfers on account of death	(136,943)	(453,872)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,666,877)	(4,644,015)
Contract fees	(4,759)	(12,803)
Transfers–rider fees and other	(772,078)	(2,560,234)

Net increase/(decrease) from contract transactions	(4,082,956)	(6,093,577)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,020,319	10,854,730
Net Assets at December 31, 2016	48,909,861	153,365,699

Net Assets at December 31, 2017	$50,930,180	$164,220,429

See notes to financial statements.

B-44

Investment Options
Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S

$(347,045)	$(787,746)	$(247,044)	$(639,797)	$(37,984)	$(84,062)	$(44,271)
1,047,512	(249,487)	5,350,109	743,791	99,693	(141,557)	95,091
—	4,006,564	13,233,862	2,641,130	528,102	—	22,941
(3,554,840)	2,995,905	7,336,608	3,973,544	358,949	896,968	(122,298)

(2,854,373)	5,965,236	25,673,535	6,718,668	948,760	671,349	(48,537)

4,669,052	225,636	563,298	359,312	19,651	3,138,172	26,704
5,781,961	3,067,101	3,318,818	1,567,091	(146,005)	351,555	(153,117)
(300,349)	(93,965)	(302,902)	(79,945)	(44,017)	(262,363)	—
(2,846,994)	(1,266,412)	(3,943,189)	(1,124,166)	(527,976)	(602,738)	(349,056)
(11,390)	(5,325)	(15,965)	(4,797)	(2,265)	—	(1,436)
(2,070,302)	(874,849)	(2,741,869)	(745,527)	(15,145)	56	(3,564)

5,221,978	1,052,186	(3,121,809)	(28,032)	(715,757)	2,624,682	(480,469)

—	—	—	—	—	—	—

2,367,605	7,017,422	22,551,726	6,690,636	233,003	3,296,031	(529,006)
131,031,492	50,938,490	159,820,853	44,562,340	5,909,901	5,093,530	3,259,072

$133,399,097	$57,955,912	$182,372,579	$51,252,976	$6,142,904	$8,389,561	$2,730,066

$(343,558)	$(830,603)	$865,153	$(429,205)	$(17,413)	$207,988	$(47,071)
4,481,251	(715,666)	10,022,032	743,025	627,776	(74,704)	257,031
—	2,664,687	7,532,855	589,775	237,176	463,341	181,689
23,257,305	5,405,049	7,917,714	3,072,198	(170,660)	85,060	334,749

27,394,998	6,523,467	26,337,754	3,975,793	676,879	681,685	726,398

467,008	187,009	466,546	143,577	23,610	404,116	15,628
(6,211,279)	(4,077,402)	(17,426,039)	(1,135,070)	(222,732)	(23,786)	34,123
(436,872)	(159,441)	(499,882)	(135,060)	(20,317)	(621,021)	—
(3,837,028)	(1,587,051)	(5,153,225)	(1,402,780)	(1,030,070)	(105,652)	(576,268)
(10,443)	(4,701)	(14,084)	(4,213)	(2,102)	—	(1,131)
(2,238,191)	(898,179)	(2,827,574)	(765,917)	(17,022)	910	(3,128)

(12,266,805)	(6,539,765)	(25,454,258)	(3,299,463)	(1,268,633)	(345,433)	(530,776)

—	—	—	—	—	—	—

15,128,193	(16,298)	883,496	676,330	(591,754)	336,252	195,622
133,399,097	57,955,912	182,372,579	51,252,976	6,142,904	8,389,561	2,730,066

$148,527,290	$57,939,614	$183,256,075	$51,929,306	$5,551,150	$8,725,813	$2,925,688

B-45

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	AB VPS Growth and Income Class B	AB VPS International Value Class B

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(459,398)	$(169,350)
Net realized gain/(loss) from sale of investments	(8,180,864)	(1,945,944)
Reinvested realized gain distributions	13,254,690	—
Net change in unrealized appreciation/(depreciation) of investments	15,564,028	1,085,489

Net increase/(decrease) resulting from operations	20,178,456	(1,029,805)

2016 Contract Transactions
Contract purchase payments	369,524	50,953
Transfers between investment divisions, net	217,427,693	(36,846,918)
Transfers on account of death	(440,846)	(28,500)
Transfers for annuity benefits, surrenders and partial withdrawals	(6,248,083)	(321,879)
Contract fees	(12,620)	(1,407)
Transfers–rider fees and other	(2,053,036)	(195,511)

Net increase/(decrease) from contract transactions	209,042,632	(37,343,262)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	229,221,088	(38,373,067)
Net Assets at December 31, 2015	1,860,674	38,373,067

Net Assets at December 31, 2016	$231,081,762	$—

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(537,747)	$—
Net realized gain/(loss) from sale of investments	1,824,072	—
Reinvested realized gain distributions	20,083,332	—
Net change in unrealized appreciation/(depreciation) of investments	14,972,993	—

Net increase/(decrease) resulting from operations	36,342,650	—

2017 Contract Transactions
Contract purchase payments	468,382	—
Transfers between investment divisions, net	(9,581,810)	—
Transfers on account of death	(825,174)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(13,010,999)	—
Contract fees	(17,254)	—
Transfers–rider fees and other	(3,324,256)	—

Net increase/(decrease) from contract transactions	(26,291,111)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	10,051,539	—
Net Assets at December 31, 2016	231,081,762	—

Net Assets at December 31, 2017	$241,133,301	$—

See notes to financial statements.

B-46

Investment Options
AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III

$(26,721)	$(15,425)	$(7,905)	$(1,160)	$(21,661)	$(2,604,558)	$(15,137)
184,660	52,539	(126,786)	73,285	(13,650)	797,238	(57,310)
204,999	—	183,832	—	694	4,993,860	—
(367,793)	(63,526)	188,399	23,863	99,409	(4,593,201)	174,115

(4,855)	(26,412)	237,540	95,988	64,792	(1,406,661)	101,668

5,929	17,930	39,562	7,687	618,227	752,465	317,027
(216,330)	(435)	(107,224)	(29,251)	185,209	6,326,319	98,759
—	—	—	—	(143,518)	(543,192)	(185,131)
(182,393)	(159,745)	(631,065)	(69,535)	(37,588)	(3,852,836)	(350,351)
(558)	(462)	(1,633)	(350)	(158)	(14,464)	(1,388)
(5,753)	(2,866)	(8,043)	(4,094)	(7,097)	(2,840,955)	(5)

(399,105)	(145,578)	(708,403)	(95,543)	615,075	(172,663)	(121,089)

—	—	—	—	—	—	—

(403,960)	(171,990)	(470,863)	445	679,867	(1,579,324)	(19,421)
2,106,299	1,120,577	4,181,919	1,056,072	2,466,215	181,094,004	4,668,557

$1,702,339	$948,587	$3,711,056	$1,056,517	$3,146,082	$179,514,680	$4,649,136

$(29,819)	$(15,076)	$893	$(5,102)	$15,715	$(2,887,385)	$(15,475)
194,885	58,360	(294,866)	136,415	7,467	4,668,583	6,883
108,281	—	188,805	—	—	21,844,305	56,362
210,129	279,193	269,637	(29,343)	384,432	29,271,275	500,946

483,476	322,477	164,469	101,970	407,614	52,896,778	548,716

2,208	4,588	28,161	8,097	48,553	633,853	143,910
44,182	50,282	(169,921)	(109,435)	125,521	(22,335,587)	(37,863)
—	—	(16,071)	(10,539)	(35,162)	(639,363)	(232,021)
(345,478)	(73,064)	(415,760)	(128,001)	(44,500)	(5,797,706)	(183,261)
(489)	(426)	(1,300)	(266)	(160)	(12,928)	(1,325)
(6,180)	(3,339)	(7,131)	(4,291)	(9,666)	(2,985,510)	1,636

(305,757)	(21,959)	(582,022)	(244,435)	84,586	(31,137,241)	(308,924)

—	—	—	—	—	—	—

177,719	300,518	(417,553)	(142,465)	492,200	21,759,537	239,792
1,702,339	948,587	3,711,056	1,056,517	3,146,082	179,514,680	4,649,136

$1,880,058	$1,249,105	$3,293,503	$914,052	$3,638,282	$201,274,217	$4,888,928

B-47

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,427,044)	$(7,703)
Net realized gain/(loss) from sale of investments	6,921,880	28,264
Reinvested realized gain distributions	23,006,061	80,732
Net change in unrealized appreciation/(depreciation) of investments	(1,106,145)	35,855

Net increase/(decrease) resulting from operations	27,394,752	137,148

2016 Contract Transactions
Contract purchase payments	1,177,114	56,601
Transfers between investment divisions, net	7,722,680	92,646
Transfers on account of death	(903,248)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(9,060,088)	(262,937)
Contract fees	(26,310)	(292)
Transfers–rider fees and other	(4,678,550)	(53)

Net increase/(decrease) from contract transactions	(5,768,402)	(114,035)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	21,626,350	23,113
Net Assets at December 31, 2015	304,582,846	1,241,970

Net Assets at December 31, 2016	$326,209,196	$1,265,083

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,458,422)	$(4,899)
Net realized gain/(loss) from sale of investments	15,182,496	58,308
Reinvested realized gain distributions	90,396,727	281,591
Net change in unrealized appreciation/(depreciation) of investments	(43,354,773)	(164,924)

Net increase/(decrease) resulting from operations	60,766,028	170,076

2017 Contract Transactions
Contract purchase payments	858,002	6,033
Transfers between investment divisions, net	(28,451,653)	(27,294)
Transfers on account of death	(1,148,196)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(14,159,640)	(279,028)
Contract fees	(23,687)	(315)
Transfers–rider fees and other	(4,878,298)	160

Net increase/(decrease) from contract transactions	(47,803,472)	(300,444)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	12,962,556	(130,368)
Net Assets at December 31, 2016	326,209,196	1,265,083

Net Assets at December 31, 2017	$339,171,752	$1,134,715

See notes to financial statements.

B-48

Investment Options
Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	Columbia Variable Portfolio- Loomis Sayles Growth Class 2	Columbia VP AQR Managed Futures Strategy Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2

$3,126	$(1,195,638)	$(5,526)	$(1,895)	$(7,552)	$—	$(277,848)
43,265	334,544	(15,904)	(36,642)	(7,364)	—	10,058,833
14,086	10,887,189	75,144	33,963	206,991	—	—
(24,014)	22,284,435	(14,730)	944	(174,020)	—	(10,585,483)

36,463	32,310,530	38,984	(3,630)	18,055	—	(804,498)

25,229	4,812,296	25,423	1,408	2,184	—	75,367
(175)	(1,393,599)	(83,200)	(70,288)	(25,685)	—	(60,053,150)
(1,453)	(361,100)	—	—	—	—	(57,060)
(195,820)	(3,279,322)	(25,341)	(8,446)	(25,792)	—	(506,951)
(489)	(9,600)	(176)	(91)	(83)	—	(2,144)
(380)	(1,597,911)	(116)	1	(497)	—	(344,706)

(173,088)	(1,829,236)	(83,410)	(77,416)	(49,873)	—	(60,888,644)

—	—	—	—	—	—	—

(136,625)	30,481,294	(44,426)	(81,046)	(31,818)	—	(61,693,142)
1,375,792	98,538,370	389,954	158,623	551,713	—	61,693,142

$1,239,167	$129,019,664	$345,528	$77,577	$519,895	$—	$—

$487	$(1,351,667)	$(6,863)	$(2,787)	$(9,805)	$(192)	$—
122,827	5,120,837	2,084	(3,815)	(4,285)	—	—
1,510	7,869,111	23,134	—	—	—	—
32,210	2,468,664	79,256	40,004	166,905	1,218	—

157,034	14,106,945	97,611	33,402	152,815	1,026	—

22,023	391,837	45,902	442	920	46,651	—
(42,245)	(15,786,102)	19,979	84,611	6,371	—	—
(13,624)	(530,651)	(6,231)	—	—	—	—
(697,483)	(5,115,965)	(72,427)	(10,609)	(179,501)	—	—
(502)	(8,898)	(135)	(80)	(89)	—	—
(798)	(1,691,535)	(539)	—	(1,313)	—	—

(732,629)	(22,741,314)	(13,451)	74,364	(173,612)	46,651	—

—	—	—	—	—	—	—

(575,595)	(8,634,369)	84,160	107,766	(20,797)	47,677	—
1,239,167	129,019,664	345,528	77,577	519,895	—	—

$663,572	$120,385,295	$429,688	$185,343	$499,098	$47,677	$—

B-49

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Davis Financial	Davis Real Estate

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(12,085)	$4,577
Net realized gain/(loss) from sale of investments	113,135	192,523
Reinvested realized gain distributions	152,956	—
Net change in unrealized appreciation/(depreciation) of investments	(15,237)	41,169

Net increase/(decrease) resulting from operations	238,769	238,269

2016 Contract Transactions
Contract purchase payments	27,413	36,851
Transfers between investment divisions, net	(66,893)	(24,017)
Transfers on account of death	(368)	(1,291)
Transfers for annuity benefits, surrenders and partial withdrawals	(329,672)	(285,147)
Contract fees	(839)	(1,552)
Transfers–rider fees and other	(2,326)	(5,562)

Net increase/(decrease) from contract transactions	(372,685)	(280,718)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(133,916)	(42,449)
Net Assets at December 31, 2015	2,329,987	3,029,697

Net Assets at December 31, 2016	$2,196,071	$2,987,248

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(20,420)	$(9,542)
Net realized gain/(loss) from sale of investments	201,783	259,637
Reinvested realized gain distributions	191,076	87,861
Net change in unrealized appreciation/(depreciation) of investments	32,570	(162,029)

Net increase/(decrease) resulting from operations	405,009	175,927

2017 Contract Transactions
Contract purchase payments	41,275	18,251
Transfers between investment divisions, net	79,598	(44,117)
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(446,550)	(462,210)
Contract fees	(789)	(1,254)
Transfers–rider fees and other	(1,794)	(5,047)

Net increase/(decrease) from contract transactions	(328,260)	(494,377)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	76,749	(318,450)
Net Assets at December 31, 2016	2,196,071	2,987,248

Net Assets at December 31, 2017	$2,272,820	$2,668,798

See notes to financial statements.

B-50

Investment Options
Davis Value	Wells Fargo VT International Equity Class 2	Wells Fargo VT Small Cap Value Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2

$(130,348)	$3,025,881	$(732)	$(14,599)	$(4,394,455)	$89,430	$(32,927)
2,264,910	(5,869,033)	21,804	100,457	16,984,053	1,780,687	240,358
6,576,662	16,605,714	—	95,666	41,130,935	1,286,304	225,640
(4,126,553)	(8,972,773)	(5,375)	11,662	(19,828,090)	(319,665)	(467,831)

4,584,671	4,789,789	15,697	193,186	33,892,443	2,836,756	(34,760)

220,451	598,399	—	33,871	12,306,679	66,169	26,886
(785,069)	10,824,754	(228,017)	21,078	9,940,391	(814,346)	(158,931)
(616,071)	(600,308)	—	(115,799)	(2,329,181)	(352,538)	(1,119)
(4,086,982)	(7,269,334)	(3,246)	(301,825)	(22,267,016)	(2,280,570)	(207,513)
(7,770)	(17,903)	(40)	(1,664)	(58,576)	(4,105)	(917)
(369,273)	(3,329,742)	—	(4,116)	(6,824,659)	(143,918)	(5,095)

(5,644,714)	205,866	(231,303)	(368,455)	(9,232,362)	(3,529,308)	(346,689)

—	—	—	—	—	—	—

(1,060,043)	4,995,655	(215,606)	(175,269)	24,660,081	(692,552)	(381,449)
46,734,031	217,979,268	215,606	3,874,426	518,528,336	19,559,664	2,446,538

$45,673,988	$222,974,923	$—	$3,699,157	$543,188,417	$18,867,112	$2,065,089

$(359,396)	$3,163,911	$—	$(11,948)	$(3,986,823)	$(18,787)	$(33,674)
(773,473)	626,172	—	192,781	38,317,596	1,466,173	281,532
3,380,320	—	—	94,678	30,227,867	382,703	166,199
6,044,981	43,733,105	—	209,318	35,835,505	(3,922)	207,379

8,292,432	47,523,188	—	484,829	100,394,145	1,826,167	621,436

140,665	479,675	—	25,299	1,969,482	60,719	19,368
(2,723,005)	(15,763,050)	—	(35,823)	(33,762,094)	(155,538)	(6,514)
(161,473)	(821,243)	—	(37,105)	(2,223,868)	(35,909)	—
(8,629,517)	(11,337,317)	—	(777,985)	(44,370,683)	(3,611,622)	(514,868)
(6,655)	(16,075)	—	(1,513)	(52,962)	(3,428)	(853)
(375,797)	(3,463,941)	—	(3,268)	(7,190,731)	(142,189)	(4,668)

(11,755,782)	(30,921,951)	—	(830,395)	(85,630,856)	(3,887,967)	(507,535)

—	—	—	—	—	—	—

(3,463,350)	16,601,237	—	(345,566)	14,763,289	(2,061,800)	113,901
45,673,988	222,974,923	—	3,699,157	543,188,417	18,867,112	2,065,089

$42,210,638	$239,576,160	$—	$3,353,591	$557,951,706	$16,805,312	$2,178,990

B-51

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$442,249	$(2,688,497)
Net realized gain/(loss) from sale of investments	178,129	3,789,212
Reinvested realized gain distributions	32,948	14,341,430
Net change in unrealized appreciation/(depreciation) of investments	1,342,759	9,191,656

Net increase/(decrease) resulting from operations	1,996,085	24,633,801

2016 Contract Transactions
Contract purchase payments	209,895	822,421
Transfers between investment divisions, net	(596,727)	3,072,564
Transfers on account of death	(793,569)	(697,207)
Transfers for annuity benefits, surrenders and partial withdrawals	(6,375,210)	(11,751,150)
Contract fees	(9,245)	(27,018)
Transfers–rider fees and other	(564,966)	(2,942,713)

Net increase/(decrease) from contract transactions	(8,129,822)	(11,523,103)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(6,133,737)	13,110,698
Net Assets at December 31, 2015	69,273,693	231,365,977

Net Assets at December 31, 2016	$63,139,956	$244,476,675

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$362,501	$(2,399,805)
Net realized gain/(loss) from sale of investments	(195,643)	10,357,560
Reinvested realized gain distributions	298,844	11,376,907
Net change in unrealized appreciation/(depreciation) of investments	1,102,462	22,471,311

Net increase/(decrease) resulting from operations	1,568,164	41,805,973

2017 Contract Transactions
Contract purchase payments	168,056	694,126
Transfers between investment divisions, net	6,302,807	(12,441,404)
Transfers on account of death	(293,593)	(873,817)
Transfers for annuity benefits, surrenders and partial withdrawals	(14,250,491)	(24,404,012)
Contract fees	(7,717)	(23,757)
Transfers–rider fees and other	(531,406)	(2,991,877)

Net increase/(decrease) from contract transactions	(8,612,344)	(40,040,741)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(7,044,180)	1,765,232
Net Assets at December 31, 2016	63,139,956	244,476,675

Net Assets at December 31, 2017	$56,095,776	$246,241,907

See notes to financial statements.

B-52

Investment Options
Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2

$(481)	$(295,716)	$(183,278)	$(135,408)	$20,805	$988,566	$170,871
7,378	—	(37,260)	(277,832)	210,604	(484,178)	(22,698)
409	—	224,890	7,317	159,621	3,000,302	—
(24,877)	—	122,549	498,718	(102,055)	6,455,698	435,345

(17,571)	(295,716)	126,901	92,795	288,975	9,960,388	583,518

2,648	4,642,394	6,007,166	365,331	63,314	14,269,300	63,942
22,685	2,008,744	752,578	(261,092)	(47,489)	42,430,548	56,872
—	(167,139)	(545,528)	(108,040)	—	(472,813)	(40,560)
(39,965)	(3,349,223)	(385,348)	(651,483)	(806,528)	(2,886,221)	(620,233)
(140)	(8,321)	—	(1,230)	(1,640)	(12,118)	(952)
(1)	10,499	78,276	(544)	(11,826)	(2,244,644)	(1,731)

(14,773)	3,136,954	5,907,144	(657,058)	(804,169)	51,084,052	(542,662)

—	(290,751)	—	—	—	—	—

(32,344)	2,550,487	6,034,045	(564,263)	(515,194)	61,044,440	40,856
282,785	18,503,078	11,492,789	8,900,889	4,397,796	120,447,598	5,132,373

$250,441	$21,053,565	$17,526,834	$8,336,626	$3,882,602	$181,492,038	$5,173,229

$(1,353)	$(223,238)	$(271,949)	$(130,798)	$2,223	$2,095,554	$141,784
23,572	—	19,460	(148,172)	333,854	919,032	50,343
307	—	2,649,797	26,798	—	—	—
55,049	—	3,535,899	290,339	258,166	23,584,100	217,397

77,575	(223,238)	5,933,207	38,167	594,243	26,598,686	409,524

1,799	1,259,574	2,050,368	308,749	41,601	836,473	319,765
100,661	978,727	293,700	(100,297)	(70,195)	(182,924)	(19,065)
(51,927)	(1,460,563)	(619,969)	(255,958)	(81,856)	(488,080)	(47,013)
(29,903)	(2,257,360)	(483,100)	(581,850)	(669,237)	(6,584,595)	(503,708)
(159)	(6,465)	—	(1,119)	(1,427)	(12,840)	(944)
—	36,862	3,970	(530)	(3,915)	(2,752,547)	(3,537)

20,471	(1,449,225)	1,244,969	(631,005)	(785,029)	(9,184,513)	(254,502)

—	44,485	—	—	—	—	—

98,046	(1,627,978)	7,178,176	(592,838)	(190,786)	17,414,173	155,022
250,441	21,053,565	17,526,834	8,336,626	3,882,602	181,492,038	5,173,229

$348,487	$19,425,587	$24,705,010	$7,743,788	$3,691,816	$198,906,211	$5,328,251

B-53

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$12,827	$3,019,301
Net realized gain/(loss) from sale of investments	110,447	(2,422,699)
Reinvested realized gain distributions	258,104	—
Net change in unrealized appreciation/(depreciation) of investments	35,334	(2,877,135)

Net increase/(decrease) resulting from operations	416,712	(2,280,533)

2016 Contract Transactions
Contract purchase payments	22,809	14,617,076
Transfers between investment divisions, net	(20,919)	(2,741,864)
Transfers on account of death	(29,323)	(1,197,378)
Transfers for annuity benefits, surrenders and partial withdrawals	(410,030)	(9,679,198)
Contract fees	(354)	(25,915)
Transfers–rider fees and other	(1,662)	(4,120,309)

Net increase/(decrease) from contract transactions	(439,479)	(3,147,588)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(22,767)	(5,428,121)
Net Assets at December 31, 2015	3,046,263	285,923,819

Net Assets at December 31, 2016	$3,023,496	$280,495,698

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$17,863	$3,628,193
Net realized gain/(loss) from sale of investments	56,374	(2,280,088)
Reinvested realized gain distributions	119,652	—
Net change in unrealized appreciation/(depreciation) of investments	216	(1,688,815)

Net increase/(decrease) resulting from operations	194,105	(340,710)

2017 Contract Transactions
Contract purchase payments	43,966	1,290,131
Transfers between investment divisions, net	1,489	45,925,542
Transfers on account of death	(10,312)	(1,562,534)
Transfers for annuity benefits, surrenders and partial withdrawals	(348,870)	(14,608,915)
Contract fees	(330)	(24,136)
Transfers–rider fees and other	(3,439)	(4,413,248)

Net increase/(decrease) from contract transactions	(317,496)	26,606,840

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(123,391)	26,266,130
Net Assets at December 31, 2016	3,023,496	280,495,698

Net Assets at December 31, 2017	$2,900,105	$306,761,828

See notes to financial statements.

B-54

Investment Options
Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class

$(22,487)	$(623,952)	$207,352	$1,984,035	$(2,940)	$(37,947)	$(5,304)
1,684,945	4,422,305	(40,899)	(71,671)	8,142	251,031	91,642
1,790,500	14,260,259	1,382,212	—	24,203	143,888	53,984
(1,449,402)	6,249,999	549,729	384,920	(2,532)	(353,283)	(107,605)

2,003,556	24,308,611	2,098,394	2,297,284	26,873	3,689	32,717

77,458	271,111	8,629,423	13,020,047	173	20,456	4,684
(665,393)	(7,775,861)	1,011,156	(2,840,015)	(2,380)	(847,771)	(99,452)
(93,123)	(307,695)	(285,725)	(434,106)	—	(97,929)	—
(2,569,951)	(6,223,269)	(668,249)	(2,727,737)	(12,407)	(144,841)	(207,988)
(3,029)	(10,217)	—	(9,036)	(119)	(940)	(394)
(74,877)	(1,191,870)	40,925	(1,524,775)	(79)	(5,063)	(2,119)

(3,328,915)	(15,237,801)	8,727,530	5,484,378	(14,812)	(1,076,088)	(305,269)

—	—	—	—	—	—	—

(1,325,359)	9,070,810	10,825,924	7,781,662	12,061	(1,072,399)	(272,552)
15,171,645	91,956,713	13,977,894	101,104,059	288,854	3,192,969	631,517

$13,846,286	$101,027,523	$24,803,818	$108,885,721	$300,915	$2,120,570	$358,965

$1,857	$(886,886)	$1,303,352	$2,172,357	$(2,753)	$(33,778)	$(4,004)
1,776,731	5,449,779	(65,747)	(69,511)	35,561	250,079	8,403
509,770	6,679,447	1,756,120	—	16,022	82,514	15,236
88,074	(3,115,228)	851,916	1,155,121	11,536	250,767	54,384

2,376,432	8,127,112	3,845,641	3,257,967	60,366	549,582	74,019

44,209	246,213	3,470,079	5,982,872	—	10,781	4,800
(490,288)	(3,417,303)	15,411	15,343,238	(1,307)	28,412	(7,969)
(139,420)	(392,813)	(369,735)	(521,966)	—	(13,958)	—
(2,439,263)	(11,768,041)	(512,137)	(4,009,512)	(72,520)	(914,654)	(29,126)
(2,628)	(8,849)	—	(8,867)	(106)	(814)	(356)
(60,967)	(1,183,497)	4,301	(1,748,312)	(90)	(4,085)	(1,563)

(3,088,357)	(16,524,290)	2,607,919	15,037,453	(74,023)	(894,318)	(34,214)

—	—	—	—	—	—	—

(711,925)	(8,397,178)	6,453,560	18,295,420	(13,657)	(344,736)	39,805
13,846,286	101,027,523	24,803,818	108,885,721	300,915	2,120,570	358,965

$13,134,361	$92,630,345	$31,257,378	$127,181,141	$287,258	$1,775,834	$398,770

B-55

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	MFS New Discovery Series Service Class	MFS Strategic Income Service Class

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(564,936)	$5,903
Net realized gain/(loss) from sale of investments	(2,822,195)	(10,122)
Reinvested realized gain distributions	1,807,929	—
Net change in unrealized appreciation/(depreciation) of investments	5,189,744	31,473

Net increase/(decrease) resulting from operations	3,610,542	27,254

2016 Contract Transactions
Contract purchase payments	4,324,109	26,188
Transfers between investment divisions, net	1,273,709	1,936
Transfers on account of death	(102,069)	(1,743)
Transfers for annuity benefits, surrenders and partial withdrawals	(572,882)	(50,912)
Contract fees	(3,289)	(279)
Transfers–rider fees and other	(510,940)	(441)

Net increase/(decrease) from contract transactions	4,408,638	(25,251)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	8,019,180	2,003
Net Assets at December 31, 2015	33,571,062	433,300

Net Assets at December 31, 2016	$41,590,242	$435,303

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(644,677)	$11,021
Net realized gain/(loss) from sale of investments	(3,948,030)	(5,712)
Reinvested realized gain distributions	885,904	—
Net change in unrealized appreciation/(depreciation) of investments	13,179,895	11,922

Net increase/(decrease) resulting from operations	9,473,092	17,231

2017 Contract Transactions
Contract purchase payments	203,461	2,250
Transfers between investment divisions, net	(4,593,933)	80,068
Transfers on account of death	(155,017)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,262,588)	(57,758)
Contract fees	(3,121)	(213)
Transfers–rider fees and other	(599,509)	(205)

Net increase/(decrease) from contract transactions	(6,410,707)	24,142

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	3,062,385	41,373
Net Assets at December 31, 2016	41,590,242	435,303

Net Assets at December 31, 2017	$44,652,627	$476,676

See notes to financial statements.

B-56

Investment Options
MFS Total Return Service Class	MFS Utilities Service Class	MFS Value Service Class	MFS Technology Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class

$117,885	$1,864,856	$3,948	$(395,230)	$(7,130)	$(30,995)	$(1,153,286)
366,683	399,395	77,597	1,626,591	(1,002)	(182,981)	2,742,572
349,094	1,994,672	98,025	711,751	157,709	4,255,939	9,325,154
(90,579)	3,711,749	(56,711)	52,735	(22,053)	(1,023,630)	(13,498,948)

743,083	7,970,672	122,859	1,995,847	127,524	3,018,333	(2,584,508)

68,111	445,100	11,646	219,551	1,725,238	14,385,962	243,444
(15,211)	(2,555,940)	84,610	(1,410,710)	329,464	1,220,074	6,168,176
(90,191)	(259,321)	—	(77,695)	(118,321)	(83,673)	(278,678)
(1,846,995)	(2,703,715)	(205,694)	(404,449)	(75,936)	(298,882)	(3,839,708)
(4,516)	(8,058)	(262)	(2,460)	—	(2,047)	(8,786)
(24,676)	(1,259,023)	—	(397,235)	6,594	(400,639)	(1,234,532)

(1,913,478)	(6,340,957)	(109,700)	(2,072,998)	1,867,039	14,820,795	1,049,916

—	—	—	—	—	—	—

(1,170,395)	1,629,715	13,159	(77,151)	1,994,563	17,839,128	(1,534,592)
11,339,447	86,452,258	1,161,006	25,882,086	5,071,134	27,047,462	88,886,050

$10,169,052	$88,081,973	$1,174,165	$25,804,935	$7,065,697	$44,886,590	$87,351,458

$52,028	$2,426,717	$1,189	$(443,659)	$(3,812)	$(76,288)	$(1,339,772)
1,051,369	908,113	73,994	2,955,683	99,496	(337,546)	5,515,418
253,244	—	47,681	621,602	7,979	1,018,993	8,345,163
(425,508)	7,945,459	47,493	5,863,838	1,707,535	7,607,079	7,786,004

931,133	11,280,289	170,357	8,997,464	1,811,198	8,212,238	20,306,813

30,670	394,611	27,779	150,395	485,927	408,861	176,101
13,877	457,005	(36,350)	(4,261,924)	78,679	(1,452,252)	(6,497,094)
(15,628)	(322,093)	(47,662)	(94,123)	(285,097)	(95,242)	(365,814)
(2,711,774)	(4,154,355)	(69,223)	(902,258)	(158,027)	(464,258)	(6,706,468)
(3,751)	(7,184)	(235)	(2,201)	—	(2,806)	(7,928)
(21,241)	(1,342,942)	(2)	(420,149)	1,944	(636,361)	(1,286,520)

(2,707,847)	(4,974,958)	(125,693)	(5,530,260)	123,426	(2,242,058)	(14,687,723)

—	—	—	—	—	—	—

(1,776,714)	6,305,331	44,664	3,467,204	1,934,624	5,970,180	5,619,090
10,169,052	88,081,973	1,174,165	25,804,935	7,065,697	44,886,590	87,351,458

$8,392,338	$94,387,304	$1,218,829	$29,272,139	$9,000,321	$50,856,770	$92,970,548

B-57

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small Cap/VA Service Class

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(28,590)	$(2,811,132)
Net realized gain/(loss) from sale of investments	(11,803)	3,815,509
Reinvested realized gain distributions	121,603	8,970,933
Net change in unrealized appreciation/(depreciation) of investments	(280,516)	28,662,840

Net increase/(decrease) resulting from operations	(199,306)	38,638,150

2016 Contract Transactions
Contract purchase payments	1,448,022	13,791,004
Transfers between investment divisions, net	52,330	5,667,313
Transfers on account of death	(42,412)	(689,259)
Transfers for annuity benefits, surrenders and partial withdrawals	(366,910)	(6,142,883)
Contract fees	(347)	(19,609)
Transfers–rider fees and other	5,749	(3,387,305)

Net increase/(decrease) from contract transactions	1,096,432	9,219,261

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	897,126	47,857,411
Net Assets at December 31, 2015	4,614,916	217,433,281

Net Assets at December 31, 2016	$5,512,042	$265,290,692

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(15,947)	$(2,125,357)
Net realized gain/(loss) from sale of investments	37,662	10,405,938
Reinvested realized gain distributions	—	13,654,844
Net change in unrealized appreciation/(depreciation) of investments	1,411,746	8,290,908

Net increase/(decrease) resulting from operations	1,433,461	30,226,333

2017 Contract Transactions
Contract purchase payments	576,234	4,620,935
Transfers between investment divisions, net	312,091	(21,093,427)
Transfers on account of death	(103,742)	(821,831)
Transfers for annuity benefits, surrenders and partial withdrawals	(274,340)	(10,503,913)
Contract fees	(281)	(18,166)
Transfers–rider fees and other	(1,032)	(3,675,453)

Net increase/(decrease) from contract transactions	508,930	(31,491,855)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,942,391	(1,265,522)
Net Assets at December 31, 2016	5,512,042	265,290,692

Net Assets at December 31, 2017	$7,454,433	$264,025,170

See notes to financial statements.

B-58

Investment Options
Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II

$10,278,581	$(3,879)	$15,082	$2,877,367	$(7,813)	$3,638	$2,140,254
(3,363,541)	(1,363)	(47,919)	(5,937,014)	(337)	(6,897)	(21,734,294)
—	—	—	—	—	—	13,555,142
7,784,837	(596)	112,812	9,015,596	61,913	61,335	8,295,505

14,699,877	(5,838)	79,975	5,955,949	53,763	58,076	2,256,607

17,147,190	13,968	10,281	2,279,077	215,675	714,080	219,140
(8,621,204)	(64,954)	14,491	(20,677,167)	163,045	138,286	(212,889,177)
(1,336,149)	(1,057)	(1,081)	(1,863,882)	—	(2,083)	(183,639)
(11,926,234)	(119,792)	(221,380)	(17,503,314)	(15,757)	(52,819)	(1,965,741)
(29,946)	(433)	(564)	(53,935)	—	—	(6,771)
(4,736,098)	—	(31)	(8,353,946)	(1)	725	(1,171,365)

(9,502,441)	(172,268)	(198,284)	(46,173,167)	362,962	798,189	(215,997,553)

—	—	—	—	—	—	—

5,197,436	(178,106)	(118,309)	(40,217,218)	416,725	856,265	(213,740,946)
323,208,207	2,469,904	2,227,825	566,325,510	988,655	1,030,673	213,740,946

$328,405,643	$2,291,798	$2,109,516	$526,108,292	$1,405,380	$1,886,938	$—

$1,952,382	$(6,298)	$16,353	$2,729,367	$(10,922)	$4,403	$—
(461,206)	(9,432)	(51,581)	(1,682,266)	4,179	(230)	—
—	—	—	—	—	—	—
13,978,225	9,582	76,756	17,481,281	184,502	61,815	—

15,469,401	(6,148)	41,528	18,528,382	177,759	65,988	—

5,565,971	11,154	4,947	2,264,020	21,471	118,246	—
35,861,726	(42,662)	575	68,212,293	(21,746)	(107,544)	—
(2,039,800)	(14,614)	(5,152)	(2,591,053)	(38,281)	—	—
(18,251,401)	(370,131)	(203,274)	(25,338,363)	(7,557)	(20,777)	—
(27,780)	(392)	(464)	(47,923)	—	—	—
(5,073,992)	8	(2)	(8,626,614)	232	—	—

16,034,724	(416,637)	(203,370)	33,872,360	(45,881)	(10,075)	—

—	—	—	—	—	—	—

31,504,125	(422,785)	(161,842)	52,400,742	131,878	55,913	—
328,405,643	2,291,798	2,109,516	526,108,292	1,405,380	1,886,938	—

$359,909,768	$1,869,013	$1,947,674	$578,509,034	$1,537,258	$1,942,851	$—

B-59

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$605,871	$(237)
Net realized gain/(loss) from sale of investments	2,912,210	(541)
Reinvested realized gain distributions	9,691,142	9,624
Net change in unrealized appreciation/(depreciation) of investments	16,166,457	(4,560)

Net increase/(decrease) resulting from operations	29,375,680	4,286

2016 Contract Transactions
Contract purchase payments	19,425,340	—
Transfers between investment divisions, net	(5,639,014)	—
Transfers on account of death	(544,141)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(2,414,509)	(2,116)
Contract fees	(13,435)	(23)
Transfers–rider fees and other	(2,438,088)	—

Net increase/(decrease) from contract transactions	8,376,153	(2,139)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	37,751,833	2,147
Net Assets at December 31, 2015	157,950,595	55,188

Net Assets at December 31, 2016	$195,702,428	$57,335

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(33,295)	$(618)
Net realized gain/(loss) from sale of investments	5,838,788	(1,619)
Reinvested realized gain distributions	16,296,066	8,174
Net change in unrealized appreciation/(depreciation) of investments	3,152,293	3,983

Net increase/(decrease) resulting from operations	25,253,852	9,920

2017 Contract Transactions
Contract purchase payments	1,049,376	—
Transfers between investment divisions, net	(5,114,169)	—
Transfers on account of death	(530,465)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(4,951,653)	(10,761)
Contract fees	(13,144)	(29)
Transfers–rider fees and other	(2,830,559)	—

Net increase/(decrease) from contract transactions	(12,390,614)	(10,790)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	12,863,238	(870)
Net Assets at December 31, 2016	195,702,428	57,335

Net Assets at December 31, 2017	$208,565,666	$56,465

See notes to financial statements.

B-60

Investment Options
Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond

$(1,745,944)	$467,745	$77,442	$30,157	$(28,027)	$(1,521,144)	$86,196
3,942,255	(39,415)	2,023,765	(25,120)	(8,004,083)	1,020,936	(18,838)
11,291,336	19,441	5,664,447	43,087	8,907,354	5,522,363	—
12,605,858	198,217	15,811,302	88,797	499,836	988,855	158,799

26,093,505	645,988	23,576,956	136,921	1,375,080	6,011,010	226,157

472,176	24,716,101	16,701,151	2,691,367	103,968	10,936,703	1,184,250
(136,699)	1,483,277	(3,883,502)	537,122	(60,795,676)	3,992,607	388,743
(548,307)	(244,928)	(673,058)	(107,785)	(54,742)	(294,863)	(150,834)
(6,434,584)	(494,327)	(1,665,847)	(180,788)	(300,793)	(1,327,941)	(50,538)
(15,431)	(1,366)	(8,542)	—	(1,733)	(7,703)	—
(2,729,006)	(244,622)	(1,491,618)	14,387	(242,296)	(1,353,692)	7,316

(9,391,851)	25,214,135	8,978,584	2,954,303	(61,291,272)	11,945,111	1,378,937

—	—	—	—	—	—	—

16,701,654	25,860,123	32,555,540	3,091,224	(59,916,192)	17,956,121	1,605,094
176,331,100	27,107,672	105,193,903	4,579,502	59,916,192	91,551,483	3,289,588

$193,032,754	$52,967,795	$137,749,443	$7,670,726	$—	$109,507,604	$4,894,682

$(1,551,313)	$794,256	$(107,057)	$113,733	$—	$(1,754,313)	$77,431
5,000,942	(19,611)	3,862,126	(23,742)	—	2,242,629	(14,839)
15,063,711	233,906	2,716,001	—	—	3,421,858	—
2,229,883	407,155	6,906,643	102,971	—	22,029,351	85,028

20,743,223	1,415,706	13,377,713	192,962	—	25,939,525	147,620

393,352	10,043,722	3,106,260	1,032,226	—	631,090	581,536
(3,945,069)	6,369,348	114,696	448,622	—	(8,568,123)	84,210
(728,387)	(223,263)	(617,710)	(118,281)	—	(325,525)	(29,298)
(9,637,147)	(780,670)	(3,381,769)	(200,842)	—	(2,917,311)	(115,937)
(13,584)	(2,403)	(8,361)	—	—	(7,552)	—
(2,770,590)	(522,195)	(1,743,707)	158	—	(1,581,380)	7

(16,701,425)	14,884,539	(2,530,591)	1,161,883	—	(12,768,801)	520,518

—	—	—	—	—	—	—

4,041,798	16,300,245	10,847,122	1,354,845	—	13,170,724	668,138
193,032,754	52,967,795	137,749,443	7,670,726	—	109,507,604	4,894,682

$197,074,552	$69,268,040	$148,596,565	$9,025,571	$—	$122,678,328	$5,562,820

B-61

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Ivy VIP High Income	Putnam VT Equity Income Class IB

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$286,334	$371,082
Net realized gain/(loss) from sale of investments	(49,183)	1,507,966
Reinvested realized gain distributions	—	1,962,304
Net change in unrealized appreciation/(depreciation) of investments	531,653	10,148,663

Net increase/(decrease) resulting from operations	768,804	13,990,015

2016 Contract Transactions
Contract purchase payments	2,323,471	12,685,880
Transfers between investment divisions, net	407,421	1,245,518
Transfers on account of death	(67,150)	(363,061)
Transfers for annuity benefits, surrenders and partial withdrawals	(268,584)	(1,518,398)
Contract fees	—	(8,730)
Transfers–rider fees and other	19,693	(1,623,012)

Net increase/(decrease) from contract transactions	2,414,851	10,418,197

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	3,183,655	24,408,212
Net Assets at December 31, 2015	3,985,414	103,842,408

Net Assets at December 31, 2016	$7,169,069	$128,250,620

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$340,601	$245,571
Net realized gain/(loss) from sale of investments	(29,937)	5,614,603
Reinvested realized gain distributions	—	3,894,065
Net change in unrealized appreciation/(depreciation) of investments	93,514	11,091,956

Net increase/(decrease) resulting from operations	404,178	20,846,195

2017 Contract Transactions
Contract purchase payments	1,147,398	695,805
Transfers between investment divisions, net	297,178	(6,125,700)
Transfers on account of death	(28,696)	(354,484)
Transfers for annuity benefits, surrenders and partial withdrawals	(240,153)	(3,264,685)
Contract fees	—	(8,529)
Transfers–rider fees and other	(37)	(1,896,100)

Net increase/(decrease) from contract transactions	1,175,690	(10,953,693)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,579,868	9,892,502
Net Assets at December 31, 2016	7,169,069	128,250,620

Net Assets at December 31, 2017	$8,748,937	$138,143,122

See notes to financial statements.

B-62

Investment Options
Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB	Putnam VT Investors Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	Deutsche Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares

$35,382	$(14,895)	$(768,546)	$22,588	$(6,700)	$2,892	$(36,778)
(20,337)	(57,989)	(194,061)	(60,885)	(3,753)	(986)	(9,794)
—	304,596	1,202,964	—	569	—	441,142
(24,537)	847,180	12,043,582	680,676	140,144	13,960	236,605

(9,492)	1,078,892	12,283,939	642,379	130,260	15,866	631,175

474,534	2,579,280	15,324,579	632,710	501,389	53,333	2,469,330
5,321	118,269	61,475,320	206,709	180,964	(2,355)	177,177
—	(45,076)	(248,747)	(68,228)	(42,320)	(804)	(62,005)
(221,104)	(64,523)	(965,778)	(51,419)	(5,317)	(325)	(411,682)
—	—	(5,698)	—	—	—	—
967	845	(1,131,499)	10,023	2,998	37	35,546

259,718	2,588,795	74,448,177	729,795	637,714	49,886	2,208,366

—	—	—	—	—	—	—

250,226	3,667,687	86,732,116	1,372,174	767,974	65,752	2,839,541
1,325,172	2,619,225	27,875,549	1,262,873	1,186,917	441,679	4,646,655

$1,575,398	$6,286,912	$114,607,665	$2,635,047	$1,954,891	$507,431	$7,486,196

$(24,976)	$(53,935)	$(469,503)	$18,847	$27,875	$3,834	$(71,127)
(206)	3,170	1,308,567	(91,641)	9,902	(894)	40,430
—	307,980	6,229,035	—	—	—	576,644
125,718	248,506	15,480,524	5,707	440,890	27,469	1,495,515

100,536	505,721	22,548,623	(67,087)	478,667	30,409	2,041,462

303,001	1,889,040	641,519	277,040	120,665	47,819	1,007,749
3,005	413,332	(9,437,789)	303,244	121,388	9,239	(1,749)
—	(245,855)	(298,267)	(98,693)	(2,631)	—	(12,344)
(29,922)	(174,985)	(2,649,432)	(102,300)	(35,921)	(9,042)	(185,976)
—	(85)	(7,620)	—	—	—	—
—	(19,243)	(1,674,057)	227	(8)	—	2,087

276,084	1,862,204	(13,425,646)	379,518	203,493	48,016	809,767

—	—	—	—	—	—	—

376,620	2,367,925	9,122,977	312,431	682,160	78,425	2,851,229
1,575,398	6,286,912	114,607,665	2,635,047	1,954,891	507,431	7,486,196

$1,952,018	$8,654,837	$123,730,642	$2,947,478	$2,637,051	$585,856	$10,337,425

B-63

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Janus Henderson Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(584,484)	$(55,201)
Net realized gain/(loss) from sale of investments	873,758	(10,736)
Reinvested realized gain distributions	2,389,184	18,315
Net change in unrealized appreciation/(depreciation) of investments	6,488,100	136,203

Net increase/(decrease) resulting from operations	9,166,558	88,581

2016 Contract Transactions
Contract purchase payments	857,405	737,296
Transfers between investment divisions, net	53,266,136	(40,441)
Transfers on account of death	(179,228)	(4,741)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,651,626)	(38,750)
Contract fees	(3,487)	—
Transfers–rider fees and other	(567,423)	—

Net increase/(decrease) from contract transactions	51,721,777	653,364

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	60,888,335	741,945
Net Assets at December 31, 2015	1,682,436	4,543,588

Net Assets at December 31, 2016	$62,570,771	$5,285,533

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(710,695)	$(79,954)
Net realized gain/(loss) from sale of investments	5,432,503	19,716
Reinvested realized gain distributions	3,963,451	334,543
Net change in unrealized appreciation/(depreciation) of investments	16,149,458	724,426

Net increase/(decrease) resulting from operations	24,834,717	998,731

2017 Contract Transactions
Contract purchase payments	507,791	107,047
Transfers between investment divisions, net	(13,132,830)	47,006
Transfers on account of death	(266,803)	(85,287)
Transfers for annuity benefits, surrenders and partial withdrawals	(3,728,540)	(38,880)
Contract fees	(5,080)	—
Transfers–rider fees and other	(946,905)	334

Net increase/(decrease) from contract transactions	(17,572,367)	30,220

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	7,262,350	1,028,951
Net Assets at December 31, 2016	62,570,771	5,285,533

Net Assets at December 31, 2017	$69,833,121	$6,314,484

See notes to financial statements.

B-64

Investment Options
ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II	Western Asset Core Plus VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity

$(59,740)	$(2,707)	$297,675	$(10,110)	$(13,629)	$(8,744)	$(16,578)
(54,650)	(7,207)	(5,903)	(5,932)	(1,113)	848	(6,449)
202,587	20,374	—	25,263	—	—	—
257,883	(28,259)	33,531	16,376	(98,098)	(1,950)	19,237

346,080	(17,799)	325,303	25,597	(112,840)	(9,846)	(3,790)

3,735,443	296,758	15,857,792	491,425	421,871	353,679	315,576
114,816	62,811	128,990	89,747	80,233	36,756	102,916
(112,679)	—	(65,090)	(46,815)	(22,473)	—	(21,920)
(233,491)	(42,272)	(308,752)	(24,104)	(13,680)	(8,391)	(181,037)
—	—	(1,269)	—	—	—	—
33,234	—	(239,276)	1,980	1,946	—	2,028

3,537,323	317,297	15,372,395	512,233	467,897	382,044	217,563

—	—	—	—	—	—	—

3,883,403	299,498	15,697,698	537,830	355,057	372,198	213,773
3,225,605	1,010,416	16,443,134	1,730,843	862,418	556,345	1,175,865

$7,109,008	$1,309,914	$32,140,832	$2,268,673	$1,217,475	$928,543	$1,389,638

$(135,877)	$(1,176)	$1,108,628	$(30,698)	$169,129	$(11,951)	$(15,893)
49,068	(2,418)	44,220	(8,825)	(267,655)	3,300	9,075
234,569	—	—	—	—	—	—
1,788,460	163,336	521,193	67,773	171,147	29,169	222,500

1,936,220	159,742	1,674,041	28,250	72,621	20,518	215,682

2,576,148	19,230	5,941,142	208,875	15,630	19,939	146,798
(178,864)	(27,214)	4,826,669	14,094	(1,283,603)	(30,396)	116,970
(94,668)	(12,318)	(96,602)	—	—	—	—
(207,112)	(28,739)	(470,508)	(97,712)	(18,428)	(28,582)	(37,055)
(73)	—	(2,220)	—	—	—	—
(18,733)	—	(482,926)	34	(3,695)	(3)	186

2,076,698	(49,041)	9,715,555	125,291	(1,290,096)	(39,042)	226,899

—	—	—	—	—	—	—

4,012,918	110,701	11,389,596	153,541	(1,217,475)	(18,524)	442,581
7,109,008	1,309,914	32,140,832	2,268,673	1,217,475	928,543	1,389,638

$11,121,926	$1,420,615	$43,530,428	$2,422,214	$—	$910,019	$1,832,219

B-65

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(80,226)	$(550,263)
Net realized gain/(loss) from sale of investments	(1,443)	21,826
Reinvested realized gain distributions	49,990	—
Net change in unrealized appreciation/(depreciation) of investments	(652,194)	1,377,976

Net increase/(decrease) resulting from operations	(683,873)	849,539

2016 Contract Transactions
Contract purchase payments	1,958,258	14,663,951
Transfers between investment divisions, net	346,293	2,034,990
Transfers on account of death	(80,491)	(85,477)
Transfers for annuity benefits, surrenders and partial withdrawals	(236,365)	(333,386)
Contract fees	—	(2,039)
Transfers–rider fees and other	20,417	(406,473)

Net increase/(decrease) from contract transactions	2,008,112	15,871,566

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,324,239	16,721,105
Net Assets at December 31, 2015	5,259,998	27,810,326

Net Assets at December 31, 2016	$6,584,237	$44,531,431

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(108,918)	$(723,361)
Net realized gain/(loss) from sale of investments	30,651	1,781,413
Reinvested realized gain distributions	358,302	599,823
Net change in unrealized appreciation/(depreciation) of investments	1,436,231	12,638,042

Net increase/(decrease) resulting from operations	1,716,266	14,295,917

2017 Contract Transactions
Contract purchase payments	685,481	457,417
Transfers between investment divisions, net	(6,973)	(7,233,360)
Transfers on account of death	(197,308)	(80,897)
Transfers for annuity benefits, surrenders and partial withdrawals	(156,971)	(495,225)
Contract fees	—	(2,972)
Transfers–rider fees and other	157	(654,577)

Net increase/(decrease) from contract transactions	324,386	(8,009,614)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,040,652	6,286,303
Net Assets at December 31, 2016	6,584,237	44,531,431

Net Assets at December 31, 2017	$8,624,889	$50,817,734

See notes to financial statements.

B-66

Investment Options
Morgan Stanley Emerging Markets Equity Portfolio Class II	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4

$(23,234)	$—	$(13,780)	$24,787	$—	$—	$—
(17,808)	—	(116,770)	(9,592)	—	—	—
—	—	—	539,848	—	—	—
151,701	—	542,276	(493,783)	—	—	—

110,659	—	411,726	61,260	—	—	—

1,013,535	—	299,939	2,078,910	—	—	—
77,030	—	2,256	190,110	—	—	—
(36,191)	—	(2,483)	(51,008)	—	—	—
(31,354)	—	(17,321)	(34,485)	—	—	—
—	—	—	—	—	—	—
4,267	—	185	3,455	—	—	—

1,027,287	—	282,576	2,186,982	—	—	—

—	—	—	—	—	—	—

1,137,946	—	694,302	2,248,242	—	—	—
1,830,638	—	942,782	1,516,553	—	—	—

$2,968,584	$—	$1,637,084	$3,764,795	$—	$—	$—

$(24,878)	$(114)	$(23,606)	$6,244	$8,961	$635	$313
2,019	—	(35,794)	(111,527)	—	—	—
—	—	—	410,204	—	—	—
1,064,295	365	11,058	(118,162)	37,234	(665)	14,144

1,041,436	251	(48,342)	186,759	46,195	(30)	14,457

370,411	31,947	202,910	668,082	982,826	11,247	169,260
155,243	2,598	143,631	(126,805)	175,946	53,588	63,747
(108,199)	—	—	(77,676)	—	—	—
(107,266)	—	(22,135)	(86,603)	—	—	—
—	—	—	—	—	—	—
192	—	—	1,646	(36)	—	—

310,381	34,545	324,406	378,644	1,158,736	64,835	233,007

—	—	—	—	—	—	—

1,351,817	34,796	276,064	565,403	1,204,931	64,805	247,464
2,968,584	—	1,637,084	3,764,795	—	—	—

$4,320,401	$34,796	$1,913,148	$4,330,198	$1,204,931	$64,805	$247,464

B-67

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2016 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–rider fees and other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2015	—	—

Net Assets at December 31, 2016	$—	$—

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,783	$(190)
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	9,475
Net change in unrealized appreciation/(depreciation) of investments	4,585	28,012

Net increase/(decrease) resulting from operations	7,368	37,297

2017 Contract Transactions
Contract purchase payments	143,728	475,783
Transfers between investment divisions, net	46,278	136,512
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–rider fees and other	3	(16)

Net increase/(decrease) from contract transactions	190,009	612,279

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	197,377	649,576
Net Assets at December 31, 2016	—	—

Net Assets at December 31, 2017	$197,377	$649,576

See notes to financial statements.

B-68

Investment Options
American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

$—	$—
—	—
—	—
—	—

—	—

—	—
—	—
—	—
—	—
—	—
—	—

—	—

—	—

—	—
—	—

$—	$—

$2,285	$437
—	—
—	—
22,878	(1,698)

25,163	(1,261)

188,441	—
201,166	79,726
—	—
—	—
—	—
(14)	—

389,593	79,726

—	—

414,756	78,465
—	—

$414,756	$78,465

B-69

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2017)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The one hundred thirty four investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Core Plus Fixed Income VIP Fund

Guardian Diversified Research VIP Fund

Guardian Growth & Income VIP Fund

Guardian Integrated Research VIP Fund

Guardian International Growth VIP Fund

Guardian International Value VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Large Cap Disciplined Value VIP Fund

Guardian Large Cap Fundamental Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian Mid Cap Traditional Growth VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory S&P 500 Index VIP Series

Victory High Yield VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory INCORE Investment Quality Bond VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Value Line VIP Equity Advantage Fund

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Value Opportunities Fund Series II

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Mid Cap Core Equity Fund Series II

Invesco V.I. Core Equity Fund Series II

Invesco V.I. International Growth Fund Series II

Invesco V.I. Small Cap Equity Fund Series II

Invesco V.I. Comstock Fund Series II

Invesco V.I. American Value Fund Series II

Invesco V.I. Growth and Income Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

Alger Capital Appreciation Portfolio Class S

AB VPS Growth and Income Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Real Estate Investment Portfolio Class B

AB VPS Value Portfolio Class B

AB VPS Dynamic Asset Allocation Portfolio Class Class B

BlackRock Capital Appreciation V.I. Fund Class III

BlackRock Global Allocation V.I. Fund Class III

BlackRock Advantage Large Cap Core V.I. Fund Class III (formerly the BlackRock Large Cap Core V.I. Fund Class III)

BlackRock Advantage Large Cap Value V.I. Fund Class III (formerly the BlackRock Large Cap Value V.I. Fund Class III)

Columbia Variable Portfolio — Asset Allocation Fund Class 2

Columbia Variable Portfolio — Small Cap Value Fund Class 2

Columbia Variable Portfolio — Small Company Growth Fund Class 2

Columbia Variable Portfolio — Large Cap Growth Fund Class 2

Columbia Variable Portfolio — Loomis Sayles Growth Fund Class 2

Columbia VP AQR Managed Futures Strategy Class 2

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Wells Fargo VT International Equity Fund Class 2

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

B-70

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Growth VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Income VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 2

Franklin U.S. Government Securities VIP Fund Class 2

Franklin Rising Dividends VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Franklin Growth & Income VIP Fund Class 2

MFS Total Return Bond Series Service Class

MFS Core Equity Portfolio Service Class

MFS Growth Series Service Class

MFS Investors Trust Series Service Class

MFS New Discovery Series Service Class

MFS Strategic Income Portfolio Service Class

MFS Total Return Series Service Class

MFS Utilities Series Service Class

MFS Value Series Service Class

MFS Technology Portfolio Service Class

MFS International Value Portfolio Service Class

MFS Blended Research Core Equity Portfolio Service Class

Oppenheimer Capital Appreciation Fund/VA Service Class

Oppenheimer International Growth Fund/VA Service Class

Oppenheimer Main Street Small Cap Fund/VA Service Class

Oppenheimer Global Strategic Income Fund/VA Service Class

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

PIMCO VIT Balanced Allocation Portfolio Advisor Class

PIMCO VIT Unconstrained Bond Portfolio Advisor Class

Pioneer Equity Income VCT Portfolio Class II

Pioneer Fund VCT Portfolio Class II

Pioneer Mid Cap Value VCT Portfolio Class II

Pioneer Bond VCT Portfolio Class II

American Century VP Mid Cap Value Fund Class II

American Century VP Inflation Protection Fund Class II

Ivy VIP Mid Cap Growth Fund

Ivy VIP Global Bond Fund

Ivy VIP High Income Fund

Putnam VT Equity Income Fund Class IB

Putnam VT Absolute Return 500 Fund Class IB

Putnam VT Small Cap Value Fund Class IB

Putnam VT Investors Fund Class IB

ALPS/Alerian Energy Infrastructure Portfolio Class III

ALPS/Red Rocks Listed Private Equity Portfolio Class III

Deutsche Alternative Asset Allocation VIP Class B

Janus Henderson Enterprise Portfolio Service Shares (formerly the Janus Aspen Enterprise Portfolio Service Shares)

Janus Henderson Global Technology Portfolio Service Shares (formerly the Janus Aspen Global Technology Portfolio Service Shares)

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

ClearBridge Variable Small Cap Growth Portfolio Class II

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

Western Asset Core Plus VIT Portfolio Class II

The Merger Fund VL

Mariner Managed Futures Strategy Portfolio Class II

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT Long Short Equity Fund

T. Rowe Price Health Sciences Portfolio II

T. Rowe Price Blue Chip Growth Portfolio II

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II (formerly the UIF Emerging Markets Equity Portfolio Class II)

Morgan Stanley VIF Global Infrastructure Portfolio Class II

VanEck VIP Global Hard Assets Service Class

Virtus Duff & Phelps Real Estate Securities Series (formerly the Virtus Real Estate Securities Series)

American Funds Insurance Series Asset Allocation Fund Class 4

American Funds Insurance Series Bond Fund Class 4

American Funds Insurance Series Global Growth Fund Class 4

American Funds Insurance Series Global Growth and Income Fund Class 4

American Funds Insurance Series Growth Fund Class 4

American Funds Insurance Series Growth and Income Fund Class 4

American Funds Insurance Series U.S Government/ AAA-Rated Securities Fund Class 4

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

B-71

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2017, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2017, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

B-72

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

As of December 31, 2017, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $7,890,864,425.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2017, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2017, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 15, 2018, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 3.0% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts. The Tax Cuts and Jobs Act which was enacted into law on December 22, 2017 does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-73

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017, were as follows:

	Purchases	Sales
Guardian Core Plus Fixed Income VIP Fund	$7,568,881	$363,482
Guardian Diversified Research VIP Fund	5,773,745	822,524
Guardian Growth & Income VIP Fund	5,027,525	607,772
Guardian Integrated Research VIP Fund	5,574,155	504,790
Guardian International Growth VIP Fund	1,681,725	492,149
Guardian International Value VIP Fund	5,500,491	969,526
Guardian Large Cap Disciplined Growth VIP Fund	3,969,855	782,250
Guardian Large Cap Disciplined Value VIP Fund	7,437,169	788,870
Guardian Large Cap Fundamental Growth VIP Fund	5,559,941	827,106
Guardian Mid Cap Relative Value VIP Fund	5,163,563	285,050
Guardian Mid Cap Traditional Growth VIP Fund	4,000,864	865,001
Victory RS Large Cap Alpha VIP Series	6,903,020	57,950,919
Victory S&P 500 Index VIP Series	4,268,649	9,970,519
Victory High Yield VIP Series	1,912,054	2,855,239
Victory INCORE Low Duration Bond VIP Series	42,289,207	24,122,597
Victory RS Small Cap Growth Equity VIP Series	360,016	3,762,194
Victory RS International VIP Series	1,055,755	12,382,105
Victory Sophus Emerging Markets VIP Series	885,245	3,204,804
Victory INCORE Investment Quality Bond VIP Series	75,795,702	60,805,855
Gabelli Capital Asset Fund	822,182	1,196,894
Value Line Centurion Fund	18,906	350,205
Value Line Strategic Asset Management Trust	504,028	2,450,981
Value Line VIP Equity Advantage Fund	621,565	310,775
Invesco V.I. American Franchise Fund Series II	715,024	1,723,738
Invesco V.I. Value Opportunities Fund Series II	113,990	362,321
Invesco V.I. Global Real Estate Fund Series II	164,481	146,718
Invesco V.I. Government Securities Fund Series II	126,320	702,174
Invesco V.I. Mid Cap Core Equity Fund Series II	2,529,007	6,143,053
Invesco V.I. Core Equity Fund Series II	15,265,305	14,132,700
Invesco V.I. International Growth Fund Series II	5,656,874	18,295,385
Invesco V.I. Small Cap Equity Fund Series II	4,194,033	8,902,111
Invesco V.I. Comstock Fund Series II	16,197,548	33,303,498
Invesco V.I. American Value Fund Series II	3,923,917	7,078,436
Invesco V.I. Growth and Income Fund Series II	487,674	1,539,424
Invesco V.I. Balanced-Risk Allocation Fund Series II	1,226,332	901,415
Alger Capital Appreciation Portfolio Class S	277,722	667,809
AB VPS Growth and Income Portfolio Class B	23,360,318	30,146,955
AB VPS Large Cap Growth Portfolio Class B	176,710	403,186
AB VPS Global Thematic Growth Portfolio Class B	114,733	149,421
AB VPS Real Estate Investment Portfolio Class B	260,740	658,491
AB VPS Value Portfolio Class B	54,982	302,949
AB VPS Dynamic Asset Allocation Portfolio Class B	257,806	156,731
BlackRock Capital Appreciation V.I. Fund Class III	23,999,241	36,218,177
BlackRock Global Allocation V.I. Fund Class III	317,237	583,441
BlackRock Advantage Large Cap Core V.I. Fund Class III (formerly the BlackRock Large Cap Core V.I. Fund Class III)	96,455,465	55,384,360
BlackRock Advantage Large Cap Value V.I. Fund Class III (formerly the BlackRock Large Cap Value V.I. Fund Class III)	465,788	485,254
Columbia Variable Portfolio–Asset Allocation Fund Class 2	398,659	1,127,069
Columbia Variable Portfolio–Small Cap Value Fund Class 2	13,598,357	29,853,242
Columbia Variable Portfolio–Small Company Growth Fund Class 2	88,352	83,669
Columbia Variable Portfolio–Large Cap Growth Fund Class 2	84,971	11,606

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Purchases	Sales
Columbia Variable Portfolio–Loomis Sayles Growth Fund Class 2	$7,291	$188,902
Columbia VP AQR Managed Futures Strategy Class 2	46,740	—
Davis Financial Portfolio	519,813	672,524
Davis Real Estate Portfolio	140,508	559,569
Davis Value Portfolio	3,886,264	12,635,877
Wells Fargo VT International Equity Fund Class 2	6,733,868	34,533,830
Fidelity VIP Balanced Portfolio Service Class 2	221,234	973,907
Fidelity VIP Contrafund Portfolio Service Class 2	35,673,924	95,179,929
Fidelity VIP Equity-Income Portfolio Service Class 2	1,052,091	4,575,780
Fidelity VIP Growth Portfolio Service Class 2	242,329	618,692
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	8,790,239	16,751,378
Fidelity VIP Mid Cap Portfolio Service Class 2	13,930,758	45,035,294
Fidelity VIP Overseas Portfolio Service Class 2	219,231	197,507
Fidelity VIP Government Money Market Portfolio Service Class 2	5,120,103	6,800,084
Fidelity VIP Growth Opportunities Portfolio Service Class 2	5,109,496	1,487,039
Templeton Global Bond VIP Fund Class 2	394,770	1,138,978
Templeton Growth VIP Fund Class 2	104,475	890,195
Templeton Foreign VIP Fund Class 2	8,666,863	15,781,700
Franklin Income VIP Fund Class 2	658,799	776,815
Franklin Mutual Shares VIP Fund Class 2	236,218	418,083
Franklin U.S. Government Securities VIP Fund Class 2	56,288,132	26,110,804
Franklin Rising Dividends VIP Fund Class 2	836,277	3,419,844
Franklin Small Cap Value VIP Fund Class 2	13,065,643	23,816,111
Franklin Growth & Income VIP Fund Class 2	7,256,740	1,597,688
MFS Total Return Bond Series Service Class	24,823,074	7,623,978
MFS Core Equity Portfolio Service Class	17,943	77,024
MFS Growth Series Service Class	171,425	1,011,230
MFS Investors Trust Series Service Class	22,162	43,013
MFS New Discovery Series Service Class	1,567,073	7,742,877
MFS Strategic Income Portfolio Service Class	123,530	87,037
MFS Total Return Series Service Class	522,279	2,928,600
MFS Utilities Series Service Class	8,156,593	10,725,601
MFS Value Series Service Class	166,865	237,292
MFS Technology Portfolio Service Class	1,160,243	6,514,901
MFS International Value Portfolio Service Class	746,120	615,271
MFS Blended Research Core Equity Portfolio Service Class	1,954,811	3,252,270
Oppenheimer Capital Appreciation Fund/VA Service Class	8,496,164	16,191,337
Oppenheimer International Growth Fund/VA Service Class	953,568	457,241
Oppenheimer Main Street Small Cap Fund/VA Service Class	25,555,712	45,572,393
Oppenheimer Global Strategic Income Fund/VA Service Class	47,935,436	30,026,012
PIMCO Low Duration Portfolio Advisor Class	37,954	453,920
PIMCO Real Return Portfolio Advisor Class	97,421	277,771
PIMCO Total Return Portfolio Advisor Class	81,329,266	44,824,443
PIMCO VIT Balanced Allocation Portfolio Advisor Class	46,733	100,514
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	201,889	201,513
Pioneer Equity Income VCT Portfolio Class II	23,707,295	19,873,180
Pioneer Fund VCT Portfolio Class II	8,718	10,790
Pioneer Mid Cap Value VCT Portfolio Class II	26,839,083	30,071,308
Pioneer Bond VCT Portfolio Class II	18,586,086	2,669,580
American Century VP Mid Cap Value Fund Class II	12,960,473	12,901,791
American Century VP Inflation Protection Fund Class II	1,881,211	604,344
Ivy VIP Mid Cap Growth Fund	3,814,732	14,931,675
Ivy VIP Global Bond Fund	893,307	297,162
Ivy Funds VIP High Income Fund	1,865,057	345,993
Putnam VT Equity Income Fund Class IB	8,203,352	15,043,467
Putnam VT Absolute Return 500 Fund Class IB	297,676	43,590

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Purchases	Sales
Putnam VT Small Cap Value Fund Class IB	$2,885,939	$769,492
Putnam VT Investors Fund Class IB	7,822,791	15,508,412
ALPS/Alerian Energy Infrastructure Portfolio Class III	715,325	316,777
ALPS/Red Rocks Listed Private Equity Portfolio Class III	338,892	106,054
Deutsche Alternative Asset Allocation VIP Class B	67,942	14,998
Janus Henderson Enterprise Portfolio Service Shares (formerly the Janus Aspen Enterprise Portfolio Service Shares)	1,772,136	457,145
Janus Henderson Global Technology Portfolio Service Shares (formerly the Janus Aspen Global Technology Portfolio Service Shares)	5,056,563	19,386,854
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	561,431	269,667
ClearBridge Variable Small Cap Growth Portfolio Class II	2,900,112	714,845
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	36,346	83,205
Western Asset Core Plus VIT Portfolio Class II	12,115,786	1,297,784
The Merger Fund VL	286,160	191,869
Mariner Managed Futures Strategy Portfolio Class II	204,262	1,329,106
Guggenheim VT Multi-Hedge Strategies Fund	19,849	66,891
Guggenheim VT Long Short Equity Fund	324,108	111,279
T. Rowe Price Health Sciences Portfolio II	1,110,444	531,755
T. Rowe Price Blue Chip Growth Portfolio II	1,183,759	9,315,549
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II (formerly the UIF Emerging Markets Equity Portfolio Class II)	644,403	360,262
Morgan Stanley VIF Global Infrastucture Portfolio Class II	34,545	—
VanEck VIP Global Hard Assets Service Class	364,644	61,239
Virtus Duff & Phelps Real Estate Securities Series (formerly the Virtus Real Estate Securities Series)	1,121,352	328,380
American Funds Insurance Series Asset Allocation Fund Class 4	1,171,264	—
American Funds Insurance Series Bond Fund Class 4	65,554	—
American Funds Insurance Series Global Growth Fund Class 4	234,121	—
American Funds Insurance Series Global Growth and Income Fund Class 4	193,341	—
American Funds Insurance Series Growth Fund Class 4	623,786	—
American Funds Insurance Series Growth and Income Fund Class 4	393,350	—
American Funds Insurance Series U.S. Government/AAA-Rated Fund Class 4	80,371	—

Total	$917,879,465	$1,057,274,151

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2016 and 2017, contract fees amounted to $706,499 and $644,069, respectively.

Expense Charges

(1)	A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.50%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

(3)	A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for contracts issued in conjunction with applications signed prior to May 1, 2017 and 0.75% for contracts issued in conjunction with applications signed after May 1, 2017 for Guardian Investor ProFreedom Variable Annuity (B Share), 0.60% for Guardian Investor ProStrategies Variable Annuity (I Share), or 1.70% for Guardian Investor ProFreedom Variable Annuity (C Share). There are additional charges applied for each optional rider, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

•	For B Share and C Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .35% for contracts issued in conjunction with applications signed on or after May 1, 2017;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .45% for contracts issued in conjunction with applications signed on or after May 1, 2017;

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December 31, 2017 (continued)

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35% for contracts issued in conjunction with applications signed prior to May 1, 2017; .50% for contracts issued in conjunction with applications signed on or after May 1, 2017.

•	For I Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30%;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30%;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35%.

There were no sales of I Share contracts during 2017.

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)	Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 1.65% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2016 and 2017, these rider fees amounted to $86,580,696 and $93,147,302, respectively, and are included in the “Transfers-rider fees and other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected. Effective February 17, 2017, Variable Annuity with GLWB rider was no longer available for sale.

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share, I Share, and C Share contract owners at no additional cost.

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective September 1, 2016, PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

•  Guardian Core Plus Fixed Income VIP Fund

•  Guardian Diversified Research VIP Fund

•  Guardian Growth & Income VIP Fund

•  Guardian Integrated Research VIP Fund

•  Guardian International Growth VIP Fund

•  Guardian International Value VIP Fund

•  Guardian Large Cap Disciplined Growth VIP Fund

•  Guardian Large Cap Disciplined Value VIP Fund

•  Guardian Large Cap Fundamental Growth VIP     Fund

•  Guardian Mid Cap Relative Value VIP Fund

•  Guardian Mid Cap Traditional Growth VIP Fund

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

GIAC has administrative service fee agreements with, Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., Fred Alger Management, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, Wells Fargo Funds Management, LLC, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Massachusetts Financial Services Company, Oppenheimer Funds, Inc., PIMCO, Pioneer Investment Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Ivy Investment Management Company, American Century Investment Management, Inc., Putnam Investment Management, LLC, EULAV Asset Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Deutsche Investment Management Americas Inc., Guggenheim Investments, Janus Henderson Group PLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., VanEck Associates Corporation, Virtus Investment Partners and American Funds Service Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share	None
C Share	None

*0%	and thereafter

For the years ended December 31, 2016 and 2017, contingent deferred sales charges were $2,787,289 and $2,775,489.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2017 and 2016, were as follows:

	2017			2016
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Guardian Core Plus Fixed Income VIP Fund	782,996	25,677	757,319	559,374	24	559,350
Guardian Diversified Research VIP Fund	523,542	50,595	472,947	479,062	22	479,040
Guardian Growth & Income VIP Fund	435,599	17,470	418,129	385,048	59	384,989
Guardian Integrated Research VIP Fund	511,633	20,303	491,330	457,875	20	457,855
Guardian International Growth VIP Fund	161,987	36,783	125,204	142,092	6	142,086
Guardian International Value VIP Fund	534,611	55,625	478,986	465,366	19	465,347
Guardian Large Cap Disciplined Growth VIP Fund	372,566	53,688	318,878	330,074	14	330,060

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The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	2017			2016
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Guardian Large Cap Disciplined Value VIP Fund	647,377	26,039	621,338	585,814	26	585,788
Guardian Large Cap Fundamental Growth VIP Fund	514,039	50,880	463,159	461,335	20	461,315
Guardian Mid Cap Relative Value VIP Fund	474,512	17,451	457,061	381,391	17	381,374
Guardian Mid Cap Traditional Growth VIP Fund	375,089	59,757	315,332	329,248	14	329,234
Victory RS Large Cap Alpha VIP Series	63,439	1,998,069	(1,934,630)	400,824	1,065,179	(664,355)
Victory S&P 500 Index VIP Series	54,152	313,128	(258,976)	92,227	286,471	(194,244)
Victory High Yield VIP Series	63,025	145,216	(82,191)	10,518	152,127	(141,609)
Victory INCORE Low Duration Bond VIP Series	3,646,069	1,871,647	1,774,422	1,356,857	1,557,963	(201,106)
Victory RS Small Cap Growth Equity VIP Series	10,211	120,366	(110,155)	32,410	75,873	(43,463)
Victory RS International VIP Series	11,293	612,430	(601,137)	129,325	316,553	(187,228)
Victory Sophus Emerging Markets VIP Series	11,095	118,830	(107,735)	48,620	103,043	(54,423)
Victory INCORE Investment Quality Bond VIP Series	5,224,575	4,065,897	1,158,678	1,163,171	3,812,363	(2,649,192)
Gabelli Capital Asset Fund	1,400	45,431	(44,031)	3,292	54,446	(51,154)
Value Line Centurion Fund	215	18,496	(18,281)	854	9,098	(8,244)
Value Line Strategic Asset Management Trust	1,642	106,652	(105,010)	5,938	47,722	(41,784)
Value Line VIP Equity Advantage Fund	52,709	26,881	25,828	128,202	12,371	115,831
Invesco V.I. American Franchise Fund Series II	425	86,964	(86,539)	10,634	90,488	(79,854)
Invesco V.I. Value Opportunities Fund Series II	736	16,603	(15,867)	544	37,013	(36,469)
Invesco V.I. Global Real Estate Fund Series II	2,991	2,348	643	2,559	9,831	(7,272)
Invesco V.I. Government Securities Fund Series II	7,616	54,532	(46,916)	3,859	35,313	(31,454)
Invesco V.I. Mid Cap Core Equity Fund Series II	10,498	239,722	(229,224)	15,005	152,811	(137,806)
Invesco V.I. Core Equity Fund Series II	81,350	416,534	(335,184)	35,838	471,438	(435,600)
Invesco V.I. International Growth Fund Series II	36,694	969,949	(933,255)	886,274	476,948	409,326
Invesco V.I. Small Cap Equity Fund Series II	12,747	450,945	(438,198)	302,959	178,933	124,026
Invesco V.I. Comstock Fund Series II	27,462	1,490,397	(1,462,935)	379,189	498,434	(119,245)
Invesco V.I. American Value Fund Series II	7,977	174,649	(166,672)	149,822	105,779	44,043
Invesco V.I. Growth and Income Fund Series II	1,055	57,472	(56,417)	1,063	39,127	(38,064)
Invesco V.I. Balanced-Risk Allocation Fund Series II	53,325	82,999	(29,674)	363,355	115,651	247,704
Alger Capital Appreciation Portfolio Class S	2,638	19,316	(16,678)	2,228	19,330	(17,102)
AB VPS Growth and Income Portfolio Class B	45,467	2,332,562	(2,287,095)	22,115,006	864,354	21,250,652
AB VPS International Value Portfolio Class B	16	16	—	3,386	2,419,056	(2,415,670)
AB VPS Large Cap Growth Portfolio Class B	1,870	14,325	(12,455)	307	21,395	(21,088)
AB VPS Global Thematic Growth Portfolio Class B	5,415	6,914	(1,499)	1,678	14,268	(12,590)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	2017			2016
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
AB VPS Real Estate Investment Portfolio Class B	1,005	21,519	(20,514)	1,432	27,219	(25,787)
AB VPS Value Portfolio Class B	518	16,148	(15,630)	1,022	7,666	(6,644)
AB VPS Dynamic Asset Allocation Portfolio Class B	20,786	12,610	8,176	67,606	24,206	43,400
BlackRock Capital Appreciation V.I. Fund Class III	38,923	1,829,818	(1,790,895)	601,783	527,644	74,139
BlackRock Global Allocation V.I. Fund Class III	11,987	33,295	(21,308)	34,912	37,052	(2,140)
BlackRock Advantage Large Cap Core V.I. Fund Class III (formerly the BlackRock Large Cap Core V.I. Fund Class III)	41,444	2,032,553	(1,991,109)	539,162	728,196	(189,034)
BlackRock Advantage Large Cap Value V.I. Fund Class III (formerly the BlackRock Large Cap Value V.I. Fund Class III)	2,799	16,016	(13,217)	7,969	13,729	(5,760)
Columbia Variable Portfolio–Asset Allocation Fund Class 2	1,069	34,590	(33,521)	1,280	10,797	(9,517)
Columbia Variable Portfolio–Small Cap Value Fund Class 2	25,666	956,582	(930,916)	374,906	265,859	109,047
Columbia Variable Portfolio–Small Company Growth Fund Class 2	2,788	3,034	(246)	1,459	4,790	(3,331)
Columbia Variable Portfolio–Large Cap Growth Fund Class 2	3,454	398	3,056	65	3,420	(3,355)
Columbia Variable Portfolio–Loomis Sayles Growth Fund Class 2	236	5,690	(5,454)	86	2,505	(2,419)
Columbia VP AQR Managed Futures Strategy Class 2	4,760	—	4,760	86	2,505	(2,419)
Columbia Variable Portfolio–Seligman Global Technology Fund Class 2	11	11	—	2,683	2,103,754	(2,101,071)
Davis Financial Portfolio	6,531	18,062	(11,531)	1,387	24,383	(22,996)
Davis Real Estate Portfolio	1,028	28,888	(27,860)	3,456	19,687	(16,231)
Davis Value Portfolio	7,860	636,945	(629,085)	15,131	372,678	(357,547)
Wells Fargo VT International Equity Fund Class 2	27,534	1,752,564	(1,725,030)	813,870	753,188	60,682
Wells Fargo VT Small Cap Value Fund Class 2	—	—	—	—	12,286	(12,286)
Fidelity VIP Balanced Portfolio Service Class 2	1,361	43,411	(42,050)	2,998	24,005	(21,007)
Fidelity VIP Contrafund Portfolio Service Class 2	96,744	3,533,144	(3,436,400)	1,471,579	1,511,548	(39,969)
Fidelity VIP Equity-Income Portfolio Service Class 2	3,413	208,117	(204,704)	4,094	220,107	(216,013)
Fidelity VIP Growth Portfolio Service Class 2	998	24,871	(23,873)	1,565	21,714	(20,149)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	505,373	1,122,741	(617,368)	18,862	622,755	(603,893)
Fidelity VIP Mid Cap Portfolio Service Class 2	24,628	1,405,870	(1,381,242)	232,627	637,635	(405,008)
Fidelity VIP Overseas Portfolio Service Class 2	5,497	4,170	1,327	1,496	2,338	(842)
Fidelity VIP Government Money Market Portfolio Service Class 2	434,739	605,755	(171,016)	744,912	424,341	320,571
Fidelity VIP Growth Opportunities Portfolio Service Class 2	197,440	101,400	96,040	538,468	77,669	460,799
Templeton Global Bond VIP Fund Class 2	28,957	78,142	(49,185)	41,516	88,163	(46,647)
Templeton Growth VIP Fund Class 2	2,756	48,575	(45,819)	6,930	64,733	(57,803)
Templeton Foreign VIP Fund Class 2	67,540	728,798	(661,258)	5,224,199	449,908	4,774,291

B-81

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	2017			2016
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Franklin Income VIP Fund Class 2	15,371	28,194	(12,823)	7,854	41,587	(33,733)
Franklin Mutual Shares VIP Fund Class 2	2,282	16,068	(13,786)	2,791	28,205	(25,414)
Franklin U.S. Government Securities VIP Fund Class 2	4,634,512	2,016,421	2,618,091	1,558,102	1,755,538	(197,436)
Franklin Rising Dividends VIP Fund Class 2	2,094	137,472	(135,378)	3,898	175,981	(172,083)
Franklin Small Cap Value VIP Fund Class 2	14,630	593,358	(578,728)	12,663	609,712	(597,049)
Franklin Growth & Income VIP Fund Class 2	302,544	92,628	209,916	791,337	77,839	713,498
MFS Total Return Bond Series Service Class	2,003,653	587,545	1,416,108	1,232,637	723,763	508,874
MFS Core Equity Portfolio Service Class	—	3,342	(3,342)	10	771	(761)
MFS Growth Series Service Class	1,685	31,527	(29,842)	780	42,781	(42,001)
MFS Investors Trust Series Service Class	231	1,656	(1,425)	245	15,647	(15,402)
MFS New Discovery Series Service Class	8,439	257,471	(249,032)	300,933	60,312	240,621
MFS Strategic Income Portfolio Service Class	6,416	4,596	1,820	2,625	4,387	(1,762)
MFS Total Return Series Service Class	8,570	162,155	(153,585)	8,979	127,288	(118,309)
MFS Utilities Series Service Class	54,105	286,094	(231,989)	30,761	375,270	(344,509)
MFS Value Series Service Class	1,320	6,079	(4,759)	3,978	9,689	(5,711)
MFS Technology Portfolio Service Class	10,473	352,848	(342,375)	18,025	161,132	(143,107)
MFS International Value Portfolio Service Class	57,463	44,914	12,549	176,326	20,459	155,867
MFS Blended Research Core Equity Portfolio Service Class	37,342	237,865	(200,523)	1,640,464	79,209	1,561,255
Oppenheimer Capital Appreciation Fund/VA Service Class	6,270	522,200	(515,930)	299,178	224,908	74,270
Oppenheimer International Growth Fund/VA Service Class	85,323	37,432	47,891	154,320	35,928	118,392
Oppenheimer Main Street Small Cap Fund/VA Service Class	243,609	1,348,871	(1,105,262)	1,260,424	428,996	831,428
Oppenheimer Global Strategic Income Fund/VA Service Class	3,175,077	1,824,122	1,350,955	1,609,083	1,986,027	(376,944)
PIMCO Low Duration Portfolio Advisor Class	1,057	37,445	(36,388)	1,913	16,964	(15,051)
PIMCO Real Return Portfolio Advisor Class	2,331	18,154	(15,823)	1,866	18,001	(16,135)
PIMCO Total Return Portfolio Advisor Class	5,960,032	3,030,373	2,929,659	202,042	4,077,857	(3,875,815)
PIMCO VIT Balanced Allocation Portfolio Advisor Class	2,424	6,556	(4,132)	38,185	1,587	36,598
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	16,772	17,702	(930)	92,468	9,786	82,682
Pioneer Disciplined Value VCT Portfolio Class II	42	42	—	12,869	12,028,427	(12,015,558)
Pioneer Equity Income VCT Portfolio Class II	60,380	737,339	(676,959)	1,287,878	757,146	530,732
Pioneer Fund VCT Portfolio Class II	—	434	(434)	—	103	(103)
Pioneer Mid Cap Value VCT Portfolio Class II	16,048	665,573	(649,525)	78,380	446,043	(367,663)
Pioneer Bond VCT Portfolio Class II	1,645,918	186,287	1,459,631	2,574,641	105,362	2,469,279
American Century VP Mid Cap Value Fund Class II	231,292	273,076	(41,784)	912,860	383,813	529,047
American Century VP Inflation Protection Fund Class II	157,753	40,689	117,064	330,732	31,495	299,237
Dreyfus Appreciation Portfolio Service Class	—	—	—	2,179	1,219,518	(1,217,339)
Ivy VIP Mid Cap Growth Fund	54,797	1,074,163	(1,019,366)	1,521,147	288,722	1,232,425

B-82

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	2017			2016
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Ivy VIP Global Bond Fund	66,228	16,210	50,018	161,393	22,572	138,821
Ivy Funds VIP High Income Fund	128,938	23,334	105,604	266,926	35,071	231,855
Putnam VT Equity Income Fund Class IB	27,309	451,126	(423,817)	655,471	161,452	494,019
Putnam VT Absolute Return 500 Fund Class IB	29,688	2,872	26,816	49,316	24,240	25,076
Putnam VT Small Cap Value Fund Class IB	198,647	44,558	154,089	247,506	16,866	230,640
Putnam VT Investors Fund Class IB	57,933	1,258,117	(1,200,184)	8,347,189	246,660	8,100,529
ALPS/Alerian Energy Infrastructure Portfolio Class III	55,831	19,646	36,185	99,458	15,353	84,105
ALPS/Red Rocks Listed Private Equity Portfolio Class III	21,539	3,481	18,058	73,074	5,038	68,036
Deutsche Alternative Asset Allocation VIP Class B	5,678	926	4,752	5,614	638	4,976
Janus Henderson Enterprise Portfolio Service Shares (formerly the Janus Aspen Enterprise Portfolio Service Shares)	86,258	34,455	51,803	198,037	36,478	161,559
Janus Henderson Global Technology Portfolio Service Shares (formerly the Janus Aspen Global Technology Portfolio Service Shares)	40,931	1,258,559	(1,217,628)	5,594,875	221,310	5,373,565
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	16,038	13,614	2,424	68,214	10,291	57,923
ClearBridge Variable Small Cap Growth Portfolio Class II	241,891	57,814	184,077	361,117	33,712	327,405
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	1,749	6,080	(4,331)	34,289	4,041	30,248
Western Asset Core Plus VIT Portfolio Class II	1,072,755	105,719	967,036	1,597,703	66,785	1,530,918
The Merger Fund VL	27,274	14,960	12,314	58,332	7,086	51,246
Mariner Managed Futures Strategy Portfolio Class II	1,716	139,215	(137,499)	52,900	3,703	49,197
Guggenheim VT Multi-Hedge Strategies Fund	1,951	5,852	(3,901)	38,844	1,174	37,670
Guggenheim VT Long Short Equity Fund	24,724	3,938	20,786	39,624	19,540	20,084
T. Rowe Price Health Sciences Portfolio II	56,496	34,291	22,205	146,026	20,609	125,417
T. Rowe Price Blue Chip Growth Portfolio II	62,518	717,502	(654,984)	1,774,960	85,157	1,689,803
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II (formerly the UIF Emerging Markets Equity Portfolio Class II)	54,122	24,100	30,022	122,481	7,677	114,804
Morgan Stanley VIF Global Infrastucture Portfolio Class II	3,262	—	3,262	122,481	7,677	114,804
VanEck VIP Global Hard Assets Service Class	43,043	3,988	39,055	49,489	13,536	35,953
Virtus Duff & Phelps Real Estate Securities Series (formerly the Virtus Real Estate Securities Series)	57,131	25,752	31,379	169,461	6,265	163,196
American Funds Insurance Series Asset Allocation Fund Class 4	110,238	—	110,238	—	—	—
American Funds Insurance Series Bond Fund Class 4	6,426	—	6,426	—	—	—
American Funds Insurance Series Global Growth Fund Class 4	20,941	—	20,941	—	—	—

B-83

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	2017			2016
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
American Funds Insurance Series Global Growth and Income Fund Class 4	16,980	—	16,980	—	—	—
American Funds Insurance Series Growth Fund Class 4	55,882	—	55,882	—	—	—
American Funds Insurance Series Growth and Income Fund Class 4	36,339	—	36,339	—	—	—
American Funds Insurance Series U.S. Government/AAA-Rated Securities Fund Class 4	7,921	—	7,921	—	—	—

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowerst and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Core Plus Fixed Income VIP Fund(9)	2017	1,316,669	$9.89	to	$10.14	$13,025,483	0.75%	to	1.40%	0.00%	1.39%	2.15%
	2016	559,350	9.68	to	9.68	5,416,882	1.40%	to	1.40%	0.00%	-3.16%	-3.16%
Guardian Diversified Research VIP Fund(9)	2017	951,988	$11.33	to	$12.36	$11,816,426	0.75%	to	1.75%	0.00%	13.26%	19.85%
	2016	479,041	10.32	to	10.32	4,944,302	1.40%	to	1.40%	0.00%	3.21%	3.21%
Guardian Growth & Income VIP Fund(9)	2017	803,118	$11.58	to	$12.55	$10,124,168	1.25%	to	1.75%	0.00%	15.80%	17.99%
	2016	384,989	10.64	to	10.65	4,100,017	1.40%	to	1.75%	0.00%	6.37%	6.50%
Guardian Integrated Research VIP Fund(9)	2017	949,185	$11.99	to	$12.05	$11,438,834	1.40%	to	1.75%	0.00%	17.82%	18.24%
	2016	457,855	10.19	to	10.19	4,666,394	1.40%	to	1.40%	0.00%	1.92%	1.92%
Guardian International Growth VIP Fund(9)	2017	267,290	$11.77	to	$12.38	$3,304,887	0.75%	to	1.40%	0.00%	17.67%	29.25%
	2016	142,086	9.57	to	9.57	1,360,440	1.40%	to	1.40%	0.00%	-4.25%	-4.25%
Guardian International Value VIP Fund(9)	2017	944,332	$11.55	to	$11.58	$10,935,409	0.75%	to	1.40%	0.00%	15.53%	20.82%
	2016	465,346	9.58	to	9.58	4,460,210	1.40%	to	1.40%	0.00%	-4.15%	-4.15%
Guardian Large Cap Disciplined Growth VIP Fund(9)	2017	648,938	$11.66	to	$12.38	$8,063,356	0.75%	to	1.75%	0.00%	16.59%	26.38%
	2016	330,060	9.80	to	9.80	3,235,804	1.40%	to	1.40%	0.00%	-1.96%	-1.96%
Guardian Large Cap Disciplined Value VIP Fund(9)	2017	1,207,126	$11.54	to	$12.55	$15,217,733	0.75%	to	1.75%	0.00%	15.37%	17.12%
	2016	585,788	10.73	to	10.73	6,285,119	1.40%	to	1.40%	0.00%	7.29%	7.29%
Guardian Large Cap Fundamental Growth VIP Fund(9)	2017	924,474	$12.50	to	$12.50	$11,558,418	1.40%	to	1.40%	0.00%	23.28%	23.28%
	2016	461,315	10.14	to	10.14	4,678,701	1.40%	to	1.40%	0.00%	1.42%	1.42%
Guardian Mid Cap Relative Value VIP Fund(9)	2017	838,435	$10.85	to	$11.80	$9,890,226	0.75%	to	1.40%	0.00%	8.50%	9.64%
	2016	381,374	10.76	to	10.76	4,103,278	1.40%	to	1.40%	0.00%	7.59%	7.59%

B-84

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Mid Cap Traditional Growth VIP Fund(9)	2017	644,565	$11.77	to	$12.42	$8,039,810	0.75%	to	1.75%	0.00%	17.71%		25.10%
	2016	329,233	9.94	to	9.94	3,273,578	1.40%	to	1.40%	0.00%	-0.57%		-0.57%
Victory RS Large Cap Alpha VIP Series	2017	14,101,382	$23.37	to	$29.00	$398,463,936	1.30%	to	2.20%	1.05%	16.07%	to	17.12%
	2016	16,036,012	20.13	to	24.76	387,125,627	1.30%	to	2.20%	1.15%	6.64%	to	7.61%
	2015	16,700,367	18.88	to	23.01	374,880,390	1.30%	to	2.20%	1.29%	-4.15%	to	-3.28%
	2014	17,298,108	16.57	to	23.79	401,843,680	1.30%	to	2.15%	1.23%	11.15%	to	12.10%
	2013	19,393,149	14.91	to	21.22	402,555,127	1.30%	to	2.15%	1.25%	35.74%	to	36.91%
Victory S&P 500 Index VIP Series	2017	2,129,660	$19.72	to	$34.01	$58,248,841	1.30%	to	2.15%	1.77%	19.00%	to	20.02%
	2016	2,388,636	16.58	to	28.34	53,999,860	1.30%	to	2.15%	2.01%	9.35%	to	10.29%
	2015	2,582,880	15.16	to	25.69	52,689,579	1.30%	to	2.15%	1.77%	-1.14%	to	-0.29%
	2014	2,835,392	15.33	to	25.77	57,650,129	1.30%	to	2.15%	1.68%	10.99%	to	11.95%
	2013	3,409,218	13.81	to	23.02	61,593,094	1.30%	to	2.15%	1.83%	29.18%	to	30.30%
Victory High Yield VIP Series	2017	714,576	$14.20	to	$20.46	$13,202,214	1.30%	to	2.30%	5.73%	7.43%	to	8.52%
	2016	796,767	13.22	to	18.86	13,644,037	1.30%	to	2.30%	6.25%	12.79%	to	13.94%
	2015	938,376	11.72	to	16.55	14,187,827	1.30%	to	2.30%	6.28%	-6.77%	to	-5.82%
	2014	1,023,323	12.57	to	17.57	16,526,017	1.30%	to	2.30%	6.26%	-3.11%	to	-2.13%
	2013	1,101,071	12.97	to	17.96	18,295,023	1.30%	to	2.30%	6.52%	4.50%	to	5.55%
Victory INCORE Low Duration Bond VIP Series	2017	26,829,837	$9.50	to	$10.91	$279,934,119	1.30%	to	2.15%	1.43%	-0.54%	to	0.32%
	2016	25,055,415	9.55	to	10.88	261,229,982	1.30%	to	2.15%	1.33%	-0.15%	to	0.71%
	2015	25,256,521	9.56	to	10.80	262,704,105	1.30%	to	2.15%	1.35%	-1.69%	to	-0.84%
	2014	23,625,790	9.73	to	10.89	249,779,890	1.30%	to	2.15%	1.76%	-1.24%	to	-0.39%
	2013	21,120,905	10.88	to	10.93	225,959,614	1.30%	to	2.20%	1.78%	-1.95%	to	-1.06%
Victory RS Small Cap Growth Equity VIP Series	2017	674,893	$29.44	to	$44.01	$20,143,305	1.30%	to	2.20%	0.00%	35.17%	to	36.40%
	2016	785,048	21.78	to	32.27	17,416,131	1.30%	to	2.20%	0.00%	-0.79%	to	0.12%
	2015	828,511	21.95	to	32.23	18,675,008	1.30%	to	2.20%	0.00%	-1.58%	to	-0.69%
	2014	902,767	22.30	to	32.46	20,933,712	1.30%	to	2.20%	0.00%	7.72%	to	8.70%
	2013	932,510	20.70	to	29.86	20,544,629	1.30%	to	2.20%	0.00%	46.85%	to	48.18%
Victory RS International VIP Series	2017	1,921,155	$16.28	to	$24.73	$39,527,481	1.30%	to	2.30%	1.82%	22.81%	to	24.05%
	2016	2,522,292	13.26	to	19.94	41,941,521	1.30%	to	2.30%	2.09%	-0.73%	to	0.27%
	2015	2,709,520	13.35	to	19.88	44,977,713	1.30%	to	2.30%	1.98%	-1.47%	to	-0.47%
	2014	3,007,222	13.55	to	19.97	50,267,154	1.30%	to	2.30%	2.03%	-7.47%	to	-6.53%
	2013	3,225,589	14.65	to	21.37	57,789,490	1.30%	to	2.30%	1.36%	17.36%	to	18.55%
Victory Sophus Emerging Markets VIP Series	2017	820,393	$12.40	to	$27.27	$16,280,945	1.30%	to	2.30%	0.86%	39.61%	to	41.02%
	2016	928,128	8.88	to	19.34	13,376,279	1.30%	to	2.30%	0.88%	9.01%	to	10.12%
	2015	982,551	8.15	to	17.56	13,082,735	1.30%	to	2.30%	0.43%	-14.74%	to	-13.87%
	2014	981,446	9.55	to	20.39	15,996,048	1.30%	to	2.30%	1.04%	-5.91%	to	-4.96%
	2013	865,162	10.15	to	21.45	16,679,140	1.30%	to	2.30%	0.24%	-5.68%	to	-4.73%
Victory INCORE Investment Quality Bond VIP Series	2017	39,532,152	$13.19	to	$13.63	$503,046,738	1.30%	to	2.20%	2.34%	1.87%	to	2.80%
	2016	38,373,474	12.94	to	13.26	478,971,336	1.30%	to	2.20%	2.37%	1.26%	to	2.18%
	2015	41,022,666	12.78	to	12.98	505,301,325	1.30%	to	2.20%	2.53%	-1.87%	to	-0.98%
	2014	40,659,283	10.16	to	13.11	514,168,321	1.30%	to	2.15%	2.99%	3.29%	to	4.18%
	2013	39,123,738	12.58	to	12.62	484,217,102	1.30%	to	2.20%	2.83%	-3.78%	to	-2.90%
RS Money Market VIP Series(8)	2017	—	$—		$—	$—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	—	—		—	—	—		—	—	—		—
	2014	2,060,561	9.01	to	9.26	19,562,625	1.30%	to	2.30%	0.01%	-2.29%	to	-1.30%
	2013	2,136,917	9.22	to	9.38	20,761,236	1.30%	to	2.30%	0.01%	-2.28%	to	-1.29%
Gabelli Capital Asset Fund	2017	268,343	$24.13	to	$25.87	$6,834,346	1.45%	to	1.95%	0.26%	18.15%	to	18.74%
	2016	312,374	20.42	to	21.79	6,711,672	1.45%	to	1.95%	0.57%	12.03%	to	12.59%
	2015	363,528	18.23	to	19.35	6,946,428	1.45%	to	1.95%	0.41%	-10.58%	to	-10.13%
	2014	449,020	19.34	to	21.53	9,554,167	1.45%	to	2.00%	0.41%	-1.44%	to	-0.89%
	2013	539,265	20.16	to	21.73	11,592,879	1.45%	to	2.20%	0.66%	34.53%	to	35.54%
Value Line Centurion Fund	2017	50,385	$17.98	to	$19.28	$960,633	1.45%	to	1.95%	0.20%	17.39%	to	17.98%
	2016	68,666	15.32	to	16.35	1,111,968	1.45%	to	1.95%	0.20%	4.78%	to	5.31%
	2015	76,910	14.62	to	15.52	1,184,421	1.45%	to	1.95%	0.35%	-0.88%	to	-0.39%
	2014	74,386	14.75	to	15.58	1,150,335	1.45%	to	1.95%	0.22%	7.13%	to	7.67%
	2013	85,540	13.43	to	14.47	1,229,763	1.45%	to	2.20%	0.55%	28.10%	to	29.07%

B-85

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Value Line Strategic Asset Management Trust	2017	213,969	$19.69	to	$25.78	$5,055,781	1.30%	to	2.05%	0.51%	14.50%	to	15.37%
	2016	318,979	17.20	to	22.35	6,535,139	1.30%	to	2.05%	0.59%	3.35%	to	4.14%
	2015	360,763	16.64	to	21.46	7,109,128	1.30%	to	2.05%	0.69%	-1.18%	to	-0.43%
	2014	390,550	16.84	to	21.55	7,735,625	1.30%	to	2.05%	0.48%	6.29%	to	7.10%
	2013	429,776	17.14	to	20.13	7,954,401	1.30%	to	2.20%	0.82%	18.97%	to	20.05%
Value Line VIP Equity Advantage Fund(5)	2017	213,372	$11.12	to	$11.41	$2,483,319	0.75%	to	2.00%	0.36%	11.24%	to	19.53%
	2016	187,544	9.55	to	9.74	1,814,782	1.00%	to	2.00%	0.72%	7.08%	to	8.18%
	2015	71,713	8.92	to	9.00	643,027	1.00%	to	2.00%	0.00%	-10.82%	to	-10.00%
Invesco V.I. American Franchise Fund Series II	2017	398,252	$16.92	to	$18.14	$7,210,017	1.45%	to	1.95%	0.00%	24.56%	to	25.19%
	2016	484,791	13.58	to	14.49	7,012,281	1.45%	to	1.95%	0.00%	0.03%	to	0.53%
	2015	564,645	13.58	to	14.41	8,123,788	1.45%	to	1.95%	0.00%	2.72%	to	3.23%
	2014	702,718	13.22	to	13.96	9,788,659	1.45%	to	1.95%	0.00%	6.07%	to	6.60%
	2013	853,327	12.46	to	13.10	11,150,763	1.45%	to	1.95%	0.24%	37.08%	to	37.77%
Invesco V.I. Value Opportunities Fund Series II	2017	52,843	$14.97	to	$16.05	$845,508	1.45%	to	1.95%	0.01%	14.95%	to	15.53%
	2016	68,710	13.02	to	13.89	950,740	1.45%	to	1.95%	0.08%	15.63%	to	16.21%
	2015	105,179	11.26	to	11.95	1,233,207	1.45%	to	1.95%	2.26%	-12.39%	to	-11.95%
	2014	116,408	12.85	to	13.58	1,553,732	1.45%	to	1.95%	1.16%	4.32%	to	4.84%
	2013	130,526	12.32	to	12.95	1,664,876	1.45%	to	1.95%	1.20%	30.68%	to	31.34%
Invesco V.I. Global Real Estate Fund Series II	2017	21,238	$23.77	to	$25.09	$486,375	1.30%	to	1.90%	3.08%	10.59%	to	11.26%
	2016	20,595	21.49	to	22.55	436,521	1.30%	to	1.90%	1.24%	-0.12%	to	0.49%
	2015	27,867	15.23	to	22.44	573,790	1.30%	to	2.05%	3.44%	-3.75%	to	-3.02%
	2014	31,647	15.82	to	23.14	668,219	1.30%	to	2.05%	1.40%	12.01%	to	12.86%
	2013	33,842	14.13	to	20.51	635,556	1.30%	to	2.05%	3.81%	0.34%	to	1.11%
Invesco V.I. Government Securities Fund Series II	2017	180,462	$11.51	to	$12.35	$2,214,646	1.45%	to	1.95%	1.81%	-0.26%	to	0.25%
	2016	227,378	11.59	to	12.32	2,785,304	1.45%	to	2.00%	1.77%	-1.01%	to	-0.47%
	2015	258,832	11.71	to	12.37	3,186,657	1.45%	to	2.00%	1.78%	-1.93%	to	-1.39%
	2014	335,094	11.94	to	12.55	4,178,166	1.45%	to	2.00%	2.70%	1.81%	to	2.37%
	2013	417,338	11.38	to	12.26	5,087,834	1.45%	to	2.20%	3.08%	-4.98%	to	-4.26%
Invesco V.I. Mid Cap Core Equity Fund Series II	2017	2,691,115	$15.61	to	$24.09	$50,918,673	1.30%	to	2.15%	0.32%	12.20%	to	13.16%
	2016	2,920,339	13.91	to	21.29	48,899,244	1.30%	to	2.15%	0.00%	10.73%	to	11.69%
	2015	3,058,145	12.56	to	19.06	46,026,399	1.30%	to	2.15%	0.10%	-6.33%	to	-5.52%
	2014	2,892,289	13.41	to	20.17	46,821,661	1.30%	to	2.15%	0.00%	1.94%	to	2.82%
	2013	2,329,826	14.74	to	19.62	38,266,281	1.30%	to	2.05%	0.55%	25.84%	to	26.79%
Invesco V.I. Core Equity Fund Series II	2017	8,604,300	$15.62	to	$24.74	$164,209,542	1.30%	to	2.15%	0.80%	10.46%	to	11.41%
	2016	8,939,484	14.14	to	22.20	153,354,945	1.30%	to	2.15%	0.49%	7.66%	to	8.59%
	2015	9,375,084	13.13	to	20.45	148,657,292	1.30%	to	2.15%	0.93%	-8.02%	to	-7.22%
	2014	8,597,858	14.28	to	22.04	149,448,232	1.30%	to	2.15%	0.71%	5.54%	to	6.44%
	2013	7,018,708	13.53	to	20.71	119,805,461	1.30%	to	2.15%	1.33%	26.17%	to	27.26%
Invesco V.I. International Growth Fund Series II	2017	10,775,578	$12.70	to	$14.29	$148,523,457	1.30%	to	2.15%	1.23%	20.10%	to	21.13%
	2016	11,708,833	10.49	to	11.90	133,399,097	1.30%	to	2.15%	1.19%	-2.83%	to	-1.99%
	2015	11,299,507	10.70	to	12.24	131,031,492	1.30%	to	2.15%	1.35%	-4.70%	to	-3.88%
	2014	10,091,560	11.13	to	12.85	120,698,479	1.30%	to	2.15%	1.44%	-2.05%	to	-1.21%
	2013	8,204,967	11.27	to	13.12	97,861,870	1.30%	to	2.15%	1.14%	16.17%	to	17.17%
Invesco V.I. Small Cap Equity Fund Series II	2017	3,612,080	$15.26	to	$16.18	$57,939,614	1.30%	to	2.15%	0.00%	11.29%	to	12.25%
	2016	4,050,278	13.59	to	14.54	57,955,912	1.30%	to	2.15%	0.00%	9.44%	to	10.38%
	2015	3,926,252	12.31	to	13.28	50,938,490	1.30%	to	2.15%	0.00%	-7.76%	to	-6.97%
	2014	3,830,575	13.24	to	14.40	53,264,736	1.30%	to	2.15%	0.00%	-0.10%	to	0.76%
	2013	3,171,989	13.14	to	14.42	43,347,681	1.30%	to	2.15%	0.00%	34.15%	to	35.30%
Invesco V.I. Comstock Fund Series II	2017	9,535,455	$18.67	to	$19.04	$183,256,075	1.30%	to	2.15%	1.96%	15.06%	to	16.05%
	2016	10,998,390	16.09	to	16.55	182,372,579	1.30%	to	2.15%	1.32%	14.47%	to	15.46%
	2015	11,117,635	13.94	to	14.45	159,820,853	1.30%	to	2.15%	1.72%	-8.20%	to	-7.41%
	2014	10,622,341	15.05	to	15.75	164,717,733	1.30%	to	2.15%	1.15%	6.76%	to	7.68%
	2013	9,323,630	13.98	to	14.75	133,498,348	1.30%	to	2.15%	1.50%	32.75%	to	33.89%

B-86

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. American Value Fund Series II	2017	2,488,059	$15.90	to	$32.45	$51,929,306	1.30%	to	2.15%	0.60%	7.33%	to	8.26%
	2016	2,654,731	14.81	to	29.98	51,252,976	1.30%	to	2.15%	0.12%	12.74%	to	13.72%
	2015	2,610,688	13.14	to	26.36	44,562,340	1.30%	to	2.15%	0.01%	-11.30%	to	-10.54%
	2014	2,380,756	14.81	to	29.46	46,697,335	1.30%	to	2.15%	0.21%	7.13%	to	8.05%
	2013	1,913,236	13.82	to	27.27	37,187,393	1.30%	to	2.15%	0.58%	31.06%	to	32.19%
Invesco V.I. Growth and Income Fund Series II	2017	230,155	$22.63	to	$24.27	$5,522,757	1.45%	to	1.95%	1.23%	11.82%	to	12.38%
	2016	286,572	20.24	to	21.60	6,115,377	1.45%	to	1.95%	0.87%	17.10%	to	17.69%
	2015	324,636	17.28	to	18.35	5,889,018	1.45%	to	1.95%	2.56%	-5.19%	to	-4.71%
	2014	385,978	16.58	to	19.26	7,351,534	1.45%	to	2.00%	1.45%	7.78%	to	8.37%
	2013	473,635	16.49	to	17.77	8,328,202	1.45%	to	2.20%	1.25%	30.84%	to	31.83%
Invesco V.I. Balanced-Risk Allocation Fund Series II(4)	2017	715,898	$11.80	to	$12.38	$8,725,813	1.00%	to	2.05%	3.81%	7.58%	to	8.73%
	2016	745,572	10.97	to	11.39	8,389,561	1.00%	to	2.05%	0.22%	9.22%	to	10.40%
	2015	497,868	10.04	to	10.31	5,093,530	1.00%	to	2.05%	4.96%	-6.36%	to	-5.36%
	2014	86,344	10.73	to	10.90	936,688	1.00%	to	2.05%	0.00%	3.54%	to	4.65%
	2013	—	—		—	—	—		—	—	—		—
Alger Capital Appreciation Portfolio Class S	2017	80,270	$26.35	to	$39.55	$2,912,381	1.30%	to	2.30%	0.00%	27.75%	to	29.04%
	2016	96,948	20.62	to	30.65	2,718,811	1.30%	to	2.30%	0.00%	-2.08%	to	-1.09%
	2015	114,050	21.06	to	30.98	3,246,705	1.30%	to	2.30%	0.00%	3.49%	to	4.54%
	2014	121,497	20.35	to	29.64	3,330,853	1.30%	to	2.30%	0.00%	10.85%	to	11.97%
	2013	131,745	18.36	to	26.47	3,229,346	1.30%	to	2.30%	0.11%	31.71%	to	33.04%
AB VPS Growth and Income Portfolio Class B(13)	2017	19,068,107	$12.44	to	$12.60	$240,584,384	1.30%	to	2.05%	1.25%	16.17%	to	17.06%
	2016	21,355,202	10.71	to	10.77	230,569,121	1.30%	to	2.05%	1.23%	7.11%	to	7.68%
	2015	104,550	15.54	to	17.55	1,820,862	1.45%	to	2.00%	1.17%	-0.59%	to	-0.04%
	2014	121,286	15.63	to	17.56	2,113,400	1.45%	to	2.00%	1.11%	7.11%	to	7.71%
	2013	138,569	14.59	to	16.30	2,240,775	1.45%	to	2.00%	1.16%	31.91%	to	32.64%
AB VPS International Value Portfolio Class B(10)	2017	—	$—		$—	$—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	2,415,670	12.13	to	16.04	38,373,067	1.30%	to	2.05%	2.24%	0.31%	to	1.07%
	2014	2,536,870	12.10	to	15.87	39,907,001	1.30%	to	2.05%	3.54%	-8.37%	to	-7.68%
	2013	2,357,294	13.20	to	17.19	40,207,895	1.30%	to	2.05%	5.88%	20.22%	to	21.13%
AB VPS Large Cap Growth Portfolio Class B	2017	71,326	$24.55	to	$26.33	$1,864,389	1.45%	to	1.95%	0.00%	29.12%	to	29.76%
	2016	83,781	19.02	to	20.29	1,689,323	1.45%	to	1.95%	0.00%	0.36%	to	0.87%
	2015	104,869	18.95	to	20.12	2,086,142	1.45%	to	1.95%	0.00%	8.70%	to	9.25%
	2014	108,832	17.43	to	18.41	1,993,550	1.45%	to	1.95%	0.00%	11.63%	to	12.19%
	2013	131,540	15.62	to	16.41	2,149,419	1.45%	to	1.95%	0.00%	34.34%	to	35.01%
AB VPS Global Thematic Growth Portfolio Class B	2017	80,177	$14.52	to	$15.57	$1,237,959	1.45%	to	1.95%	0.29%	33.65%	to	34.32%
	2016	81,676	10.86	to	11.59	939,393	1.45%	to	1.95%	0.00%	-2.81%	to	-2.32%
	2015	94,266	11.18	to	11.87	1,110,215	1.45%	to	1.95%	0.00%	0.65%	to	1.16%
	2014	98,970	11.10	to	11.73	1,158,187	1.45%	to	1.95%	0.00%	2.77%	to	3.29%
	2013	110,879	10.80	to	11.36	1,257,681	1.45%	to	1.95%	0.02%	20.54%	to	21.14%
AB VPS Real Estate Investment Portfolio Class B	2017	113,851	$26.23	to	$29.13	$3,279,963	1.45%	to	2.20%	1.56%	4.04%	to	4.83%
	2016	134,365	25.21	to	27.79	3,697,048	1.45%	to	2.20%	1.37%	5.03%	to	5.82%
	2015	160,152	24.00	to	26.26	4,167,612	1.45%	to	2.20%	1.28%	-1.54%	to	-0.80%
	2014	178,485	24.38	to	26.47	4,674,168	1.45%	to	2.20%	2.56%	22.22%	to	23.14%
	2013	218,947	19.95	to	21.49	4,651,734	1.45%	to	2.20%	1.18%	1.70%	to	2.46%
AB VPS Value Portfolio Class B	2017	53,522	$15.97	to	$17.12	$906,047	1.45%	to	1.95%	1.06%	11.09%	to	11.65%
	2016	69,152	14.37	to	15.34	1,048,382	1.45%	to	1.95%	1.41%	9.12%	to	9.67%
	2015	75,796	13.17	to	13.98	1,047,744	1.45%	to	1.95%	1.83%	-8.97%	to	-8.52%
	2014	93,261	14.47	to	15.29	1,403,499	1.45%	to	1.95%	1.54%	8.62%	to	9.17%
	2013	108,980	12.99	to	14.00	1,501,275	1.45%	to	2.20%	2.06%	33.51%	to	34.51%

B-87

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
AB VPS Dynamic Asset Allocation Portfolio Class B	2017	278,901	$11.99	to	$12.55	$3,468,700	1.00%	to	2.00%	1.82%	12.04%	to	13.18%
	2016	270,725	10.70	to	11.09	2,984,193	1.00%	to	2.00%	0.61%	1.29%	to	2.33%
	2015	227,325	10.56	to	10.83	2,466,215	1.00%	to	2.00%	0.75%	-3.27%	to	-2.29%
	2014	56,102	10.92	to	11.09	631,371	1.00%	to	2.00%	0.44%	2.12%	to	3.16%
	2013	4,851	11.63	to	11.70	56,734	1.40%	to	1.75%	0.26%	9.97%	to	10.37%
BlackRock Capital Appreciation V.I. Fund Class III	2017	10,608,158	$17.06	to	$18.25	$201,264,461	1.30%	to	2.30%	0.00%	29.90%	to	31.22%
	2016	12,399,053	13.13	to	13.91	179,514,680	1.30%	to	2.30%	0.00%	-2.43%	to	-1.44%
	2015	12,324,914	13.46	to	14.11	181,094,004	1.30%	to	2.30%	0.00%	4.17%	to	5.22%
	2014	12,873,888	12.92	to	13.41	179,564,489	1.30%	to	2.30%	0.00%	6.07%	to	7.14%
	2013	11,884,393	12.18	to	12.51	153,467,762	1.30%	to	2.30%	0.00%	30.34%	to	31.66%
BlackRock Global Allocation V.I. Fund Class III	2017	309,888	$14.01	to	$17.86	$4,888,928	1.30%	to	2.30%	1.25%	11.11%	to	12.23%
	2016	331,196	12.61	to	15.91	4,649,136	1.30%	to	2.30%	1.23%	1.42%	to	2.45%
	2015	333,336	12.43	to	15.53	4,668,557	1.30%	to	2.30%	1.07%	-3.27%	to	-2.29%
	2014	306,683	12.85	to	15.89	4,483,472	1.30%	to	2.30%	2.29%	-0.40%	to	0.61%
	2013	285,179	12.91	to	15.80	4,136,077	1.30%	to	2.30%	1.21%	11.80%	to	12.93%
BlackRock Advantage Large Cap Core V.I. Fund Class III (formerly the BlackRock Large Cap Core V.I. Fund Class III)	2017	12,842,509	$19.22	to	$28.82	$339,125,500	1.30%	to	2.15%	1.01%	19.35%	to	20.38%
	2016	14,833,618	16.11	to	23.94	326,172,418	1.30%	to	2.15%	0.98%	7.89%	to	8.82%
	2015	15,022,652	14.93	to	22.00	304,582,846	1.30%	to	2.15%	0.85%	-1.92%	to	-1.07%
	2014	15,522,725	15.22	to	22.24	320,777,884	1.30%	to	2.15%	0.71%	9.67%	to	10.62%
	2013	15,699,517	13.88	to	20.10	299,475,354	1.30%	to	2.15%	0.80%	30.36%	to	31.48%
BlackRock Advantage Large Cap Value V.I. Fund Class III (formerly the BlackRock Large Cap Value V.I. Fund Class III)	2017	45,589	$22.33	to	$25.32	$1,134,715	1.30%	to	2.05%	1.16%	14.47%	to	15.34%
	2016	58,806	19.51	to	21.95	1,265,083	1.30%	to	2.05%	0.91%	10.86%	to	11.70%
	2015	64,566	17.60	to	19.65	1,241,970	1.30%	to	2.05%	0.81%	-4.11%	to	-3.38%
	2014	67,610	18.35	to	20.34	1,348,304	1.30%	to	2.05%	0.82%	9.43%	to	10.26%
	2013	69,254	16.77	to	18.45	1,254,036	1.30%	to	2.05%	0.95%	30.44%	to	31.43%
Columbia Variable Portfolio – Asset Allocation Fund Class 2	2017	29,170	$17.19	to	$23.21	$656,284	1.30%	to	2.30%	1.77%	12.73%	to	13.87%
	2016	62,691	15.25	to	20.39	1,232,005	1.30%	to	2.30%	1.95%	2.65%	to	3.69%
	2015	72,208	14.85	to	19.66	1,375,792	1.30%	to	2.30%	1.93%	-1.55%	to	-0.55%
	2014	60,310	15.09	to	19.77	1,163,472	1.30%	to	2.30%	2.29%	7.29%	to	8.38%
	2013	60,137	14.06	to	18.24	1,074,661	1.30%	to	2.30%	2.15%	15.18%	to	16.34%
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2017	4,650,876	$19.00	to	$32.71	$120,381,383	1.30%	to	2.15%	0.33%	11.54%	to	12.50%
	2016	5,581,792	17.03	to	29.08	129,019,664	1.30%	to	2.15%	0.39%	29.89%	to	31.01%
	2015	5,472,745	13.11	to	22.20	98,538,370	1.30%	to	2.15%	0.57%	-8.33%	to	-7.54%
	2014	4,890,601	14.30	to	24.00	99,369,438	1.30%	to	2.15%	0.46%	0.84%	to	1.71%
	2013	4,367,692	14.18	to	23.60	90,911,979	1.30%	to	2.15%	1.03%	31.17%	to	32.30%
Columbia Variable Portfolio – Small Company Growth Fund Class 2	2017	13,926	$24.48	to	$32.92	$428,179	1.30%	to	1.70%	0.00%	26.65%	to	27.16%
	2016	14,172	19.33	to	25.89	344,188	1.30%	to	1.70%	0.00%	10.62%	to	11.07%
	2015	17,503	17.47	to	23.31	389,954	1.30%	to	1.70%	0.00%	1.81%	to	2.21%
	2014	15,380	17.16	to	22.80	330,397	1.30%	to	1.70%	0.00%	-6.48%	to	-6.10%
	2013	14,306	18.35	to	24.28	325,302	1.30%	to	1.70%	0.00%	37.66%	to	38.21%
Columbia Variable Portfolio – Large Cap Growth Fund Class 2	2017	6,514	$20.89	to	$29.34	$185,343	1.30%	to	2.05%	0.00%	25.23%	to	26.18%
	2016	3,458	16.68	to	23.25	77,577	1.30%	to	2.05%	0.00%	-3.43%	to	-2.70%
	2015	6,813	17.28	to	23.90	158,623	1.30%	to	2.05%	0.00%	-0.81%	to	-0.06%
	2014	9,271	17.42	to	23.91	212,224	1.30%	to	2.05%	0.00%	6.60%	to	7.41%
	2013	9,650	16.34	to	22.26	205,972	1.30%	to	2.05%	0.25%	39.10%	to	40.15%

B-88

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Columbia Variable Portfolio – Loomis Sayles Growth Fund Class 2	2017	14,861	$24.87	to	$33.85	$488,475	1.30%	to	2.30%	0.00%	29.65%	to	30.96%
	2016	20,315	19.18	to	25.85	510,846	1.30%	to	2.30%	0.18%	3.03%	to	4.08%
	2015	22,734	18.62	to	24.83	551,713	1.30%	to	2.30%	0.00%	-0.45%	to	0.55%
	2014	68,449	18.70	to	24.70	1,656,684	1.30%	to	2.30%	0.04%	6.67%	to	7.75%
	2013	24,364	17.53	to	22.92	548,656	1.30%	to	2.30%	0.07%	32.22%	to	33.55%
Columbia VP AQR Managed Futures Strategy Class 2(15)	2017	4,760	$10.00	to	$10.04	$47,677	0.75%	to	1.35%	0.41%	0.02%	to	0.45%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2(12)	2017	—	$—		$—	$—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	2,101,071	19.86	to	29.66	61,693,142	1.30%	to	2.05%	0.00%	7.57%	to	8.39%
	2014	2,496,276	18.47	to	27.36	67,715,279	1.30%	to	2.05%	0.00%	22.56%	to	23.49%
	2013	2,942,125	15.07	to	22.16	64,696,941	1.30%	to	2.05%	0.00%	22.92%	to	23.85%
Davis Financial Portfolio	2017	93,277	$23.53	to	$36.67	$2,262,770	1.30%	to	2.05%	0.68%	18.94%	to	19.84%
	2016	104,808	19.79	to	30.60	2,186,638	1.30%	to	2.05%	0.97%	11.91%	to	12.76%
	2015	127,804	17.68	to	27.14	2,317,463	1.30%	to	2.05%	0.88%	-0.08%	to	0.68%
	2014	135,362	17.70	to	26.96	2,392,588	1.30%	to	2.05%	1.20%	10.54%	to	11.38%
	2013	152,174	16.01	to	24.20	2,338,640	1.30%	to	2.05%	0.59%	28.58%	to	29.56%
Davis Real Estate Portfolio	2017	143,331	$17.44	to	$18.59	$2,643,141	1.45%	to	1.95%	1.20%	6.15%	to	6.68%
	2016	171,191	16.33	to	17.42	2,960,880	1.45%	to	2.00%	1.69%	7.51%	to	8.10%
	2015	187,422	15.19	to	16.12	2,998,329	1.45%	to	2.00%	1.57%	-0.37%	to	0.18%
	2014	210,242	15.25	to	16.09	3,357,377	1.45%	to	2.00%	1.19%	25.01%	to	25.70%
	2013	243,813	12.20	to	12.80	3,100,720	1.45%	to	2.00%	1.13%	-3.29%	to	-2.75%
Davis Value Portfolio	2017	2,039,520	$19.22	to	$20.61	$41,947,687	1.45%	to	2.00%	0.69%	20.19%	to	20.85%
	2016	2,668,605	15.99	to	17.06	45,421,382	1.45%	to	2.00%	1.21%	9.65%	to	10.26%
	2015	3,026,152	14.58	to	15.47	46,715,555	1.45%	to	2.00%	0.74%	-0.43%	to	0.12%
	2014	3,525,875	14.64	to	15.45	54,371,376	1.45%	to	2.00%	0.89%	3.95%	to	4.52%
	2013	4,155,682	13.84	to	14.78	61,309,555	1.45%	to	2.20%	0.83%	30.51%	to	31.49%
Wells Fargo VT International Equity Fund Class 2	2017	12,245,392	$16.02	to	$19.77	$239,564,120	1.30%	to	2.05%	2.80%	21.80%	to	22.72%
	2016	13,970,422	13.15	to	16.11	222,963,956	1.30%	to	2.05%	2.83%	1.18%	to	1.95%
	2015	13,909,740	13.00	to	15.80	217,979,268	1.30%	to	2.05%	3.78%	-0.28%	to	0.48%
	2014	14,997,304	13.04	to	15.73	234,142,726	1.30%	to	2.05%	2.69%	-7.29%	to	-6.58%
	2013	13,534,559	14.06	to	16.84	226,452,004	1.30%	to	2.05%	2.11%	17.08%	to	17.97%
Wells Fargo VT Small Cap Value Fund Class 2(14)	2017	—	$—		$—	$—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	12,286	12.30	to	18.09	215,606	1.30%	to	2.05%	0.24%	-12.46%	to	-11.80%
	2014	14,376	14.05	to	20.51	273,154	1.30%	to	2.05%	0.34%	2.32%	to	3.10%
	2013	14,860	13.73	to	19.89	275,268	1.30%	to	2.05%	0.71%	12.41%	to	13.26%
Fidelity VIP Balanced Portfolio Service Class 2	2017	161,691	$18.87	to	$20.95	$3,353,128	1.45%	to	2.20%	1.23%	13.58%	to	14.43%
	2016	203,741	16.61	to	18.31	3,698,752	1.45%	to	2.20%	1.16%	4.63%	to	5.42%
	2015	224,748	15.88	to	17.37	3,874,042	1.45%	to	2.20%	1.23%	-1.83%	to	-1.09%
	2014	279,268	16.63	to	17.56	4,871,778	1.45%	to	2.00%	1.29%	7.83%	to	8.42%
	2013	297,393	15.42	to	16.20	4,786,939	1.45%	to	2.00%	1.31%	16.91%	to	17.55%
Fidelity VIP Contrafund Portfolio Service Class 2	2017	21,272,654	$24.96	to	$33.33	$557,251,134	1.30%	to	2.20%	0.76%	18.93%	to	20.01%
	2016	24,709,054	20.99	to	27.77	542,510,489	1.30%	to	2.20%	0.63%	5.37%	to	6.33%
	2015	24,749,023	19.92	to	26.12	518,238,702	1.30%	to	2.20%	0.81%	-1.78%	to	-0.89%
	2014	24,226,790	15.03	to	26.35	527,316,425	1.30%	to	2.15%	0.73%	9.26%	to	10.20%
	2013	24,584,227	18.57	to	23.91	502,081,956	1.30%	to	2.20%	0.84%	28.09%	to	29.25%
Fidelity VIP Equity-Income Portfolio Service Class 2	2017	832,875	$18.19	to	$20.20	$16,734,061	1.45%	to	2.20%	1.40%	10.19%	to	11.02%
	2016	1,037,579	16.51	to	18.20	18,795,287	1.45%	to	2.20%	1.99%	15.13%	to	16.00%
	2015	1,253,592	14.34	to	15.69	19,559,161	1.45%	to	2.20%	2.90%	-6.33%	to	-5.63%
	2014	1,362,045	15.31	to	16.62	22,518,263	1.45%	to	2.20%	2.48%	6.11%	to	6.91%
	2013	1,611,682	14.43	to	15.55	24,931,887	1.45%	to	2.20%	2.21%	25.03%	to	25.97%

B-89

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Growth Portfolio Service Class 2	2017	91,497	$23.54	to	$24.09	$2,167,487	1.45%	to	2.00%	0.09%	32.13%	to	32.86%
	2016	115,370	17.72	to	18.24	2,055,499	1.45%	to	2.00%	0.00%	-1.46%	to	-0.91%
	2015	135,519	17.88	to	18.51	2,435,887	1.45%	to	2.00%	0.03%	4.78%	to	5.35%
	2014	146,808	16.97	to	17.66	2,492,690	1.45%	to	2.00%	0.00%	8.80%	to	9.40%
	2013	139,419	15.51	to	16.23	2,174,741	1.45%	to	2.00%	0.05%	33.29%	to	34.03%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2017	4,008,034	$11.02	to	$13.79	$56,050,082	1.30%	to	2.05%	2.06%	1.87%	to	2.64%
	2016	4,625,402	10.81	to	13.44	63,108,654	1.30%	to	2.05%	2.15%	2.34%	to	3.12%
	2015	5,229,295	10.57	to	13.03	69,252,685	1.30%	to	2.05%	2.31%	-2.88%	to	-2.14%
	2014	5,924,921	10.88	to	13.32	80,296,736	1.30%	to	2.05%	1.90%	3.46%	to	4.24%
	2013	6,639,957	10.52	to	12.78	86,469,680	1.30%	to	2.05%	2.25%	-4.07%	to	-3.34%
Fidelity VIP Mid Cap Portfolio Service Class 2	2017	7,665,447	$20.84	to	$32.99	$246,082,177	1.30%	to	2.30%	0.48%	17.78%	to	18.97%
	2016	9,046,689	17.69	to	27.73	244,330,617	1.30%	to	2.30%	0.31%	9.36%	to	10.46%
	2015	9,451,697	16.18	to	25.11	231,234,872	1.30%	to	2.30%	0.25%	-3.88%	to	-2.91%
	2014	10,197,269	16.83	to	25.86	257,231,116	1.30%	to	2.30%	0.02%	3.61%	to	4.65%
	2013	10,857,193	16.25	to	24.71	261,861,424	1.30%	to	2.30%	0.27%	32.76%	to	34.10%
Fidelity VIP Overseas Portfolio Service Class 2	2017	16,392	$16.52	to	$21.86	$348,487	1.30%	to	2.30%	1.21%	27.01%	to	28.30%
	2016	15,065	13.01	to	17.04	250,441	1.30%	to	2.30%	1.25%	-7.44%	to	-6.50%
	2015	15,907	14.05	to	18.22	282,785	1.30%	to	2.30%	1.13%	0.93%	to	1.95%
	2014	18,005	13.92	to	17.87	317,094	1.30%	to	2.30%	1.11%	-10.40%	to	-9.49%
	2013	16,885	15.54	to	19.74	328,444	1.30%	to	2.30%	1.11%	27.19%	to	28.47%
Fidelity VIP Government Money Market Portfolio Service Class 2(6)(8)(16)	2017	1,999,557	$9.43	to	$9.75	$19,277,326	1.00%	to	2.30%	0.42%	-1.89%	to	-0.59%
	2016	2,170,573	9.62	to	9.81	21,145,923	1.00%	to	2.30%	0.01%	-2.29%	to	-1.00%
	2015	1,850,002	9.84	to	9.91	18,299,018	1.00%	to	2.30%	0.01%	-1.59%	to	-0.90%
Fidelity VIP Growth Opportunities Portfolio Service Class 2(4)	2017	1,404,057	$11.87	to	$17.15	$24,705,010	0.75%	to	2.05%	0.10%	18.67%	to	31.43%
	2016	1,308,017	13.05	to	13.55	17,526,834	1.00%	to	2.05%	0.05%	-1.99%	to	-0.94%
	2015	847,218	13.31	to	13.67	11,492,789	1.00%	to	2.05%	0.00%	3.18%	to	4.29%
	2014	211,294	12.90	to	13.11	2,757,502	1.00%	to	2.05%	0.00%	9.65%	to	10.83%
	2013	—	—		—	—	—		—	—	—		—
Templeton Global Bond VIP Fund Class 2	2017	635,313	$10.99	to	$14.11	$7,734,568	1.30%	to	2.30%	0.00%	-0.41%	to	0.60%
	2016	684,498	11.03	to	14.02	8,327,040	1.30%	to	2.30%	0.00%	0.58%	to	1.60%
	2015	731,145	10.97	to	13.80	8,900,889	1.30%	to	2.30%	7.82%	-6.49%	to	-5.55%
	2014	731,345	11.73	to	14.61	9,537,905	1.30%	to	2.30%	5.14%	-0.50%	to	0.51%
	2013	637,899	11.79	to	14.54	8,600,023	1.30%	to	2.30%	4.75%	-0.70%	to	0.31%
Templeton Growth VIP Fund Class 2	2017	198,888	$18.14	to	$24.21	$3,618,606	1.30%	to	2.05%	1.62%	16.08%	to	16.96%
	2016	244,707	15.63	to	20.70	3,820,715	1.30%	to	2.05%	2.07%	7.37%	to	8.19%
	2015	302,510	14.56	to	19.13	4,371,183	1.30%	to	2.05%	2.64%	-8.40%	to	-7.70%
	2014	372,367	15.89	to	20.72	5,842,344	1.30%	to	2.05%	1.37%	-4.80%	to	-4.08%
	2013	457,066	16.69	to	21.61	7,433,641	1.30%	to	2.05%	2.68%	28.15%	to	29.12%
Templeton Foreign VIP Fund Class 2(10)	2017	12,483,219	$11.80	to	$16.81	$198,896,670	1.30%	to	2.15%	2.57%	14.19%	to	15.18%
	2016	13,144,477	10.25	to	14.72	181,492,038	1.30%	to	2.15%	2.10%	2.48%	to	4.87%
	2015	8,370,186	14.04	to	14.43	120,447,598	1.40%	to	2.15%	2.93%	-8.50%	to	-7.80%
	2014	5,437,717	15.34	to	15.65	84,907,303	1.40%	to	2.15%	1.77%	-13.04%	to	-12.38%
	2013	3,181,575	17.64	to	17.86	56,750,746	1.40%	to	2.15%	2.26%	20.34%	to	21.25%
Franklin Income VIP Fund Class 2	2017	250,912	$15.18	to	$22.31	$5,296,219	1.30%	to	2.30%	4.19%	7.16%	to	8.25%
	2016	263,735	14.17	to	20.61	5,140,165	1.30%	to	2.30%	4.96%	11.41%	to	12.54%
	2015	297,468	12.72	to	18.31	5,132,373	1.30%	to	2.30%	4.59%	-9.18%	to	-8.26%
	2014	308,165	14.00	to	19.96	5,789,954	1.30%	to	2.30%	5.06%	2.22%	to	3.26%
	2013	304,996	13.70	to	19.33	5,535,070	1.30%	to	2.30%	6.27%	11.33%	to	12.46%
Franklin Mutual Shares VIP Fund Class 2	2017	131,204	$18.55	to	$24.55	$2,869,430	1.30%	to	2.05%	2.17%	6.13%	to	6.94%
	2016	144,990	17.48	to	22.95	2,991,445	1.30%	to	2.05%	2.04%	13.68%	to	14.55%
	2015	170,404	15.37	to	20.04	3,046,263	1.30%	to	2.05%	3.11%	-6.88%	to	-6.17%
	2014	173,069	16.51	to	21.36	3,304,555	1.30%	to	2.05%	1.99%	4.93%	to	5.73%
	2013	176,303	15.73	to	20.20	3,171,049	1.30%	to	2.05%	2.11%	25.64%	to	26.59%

B-90

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Franklin U.S. Government Securities VIP Fund Class 2	2017	29,965,989	$9.25	to	$10.78	$306,740,962	1.30%	to	2.15%	2.64%	-0.83%	to	0.02%
	2016	27,347,898	9.33	to	10.78	280,487,142	1.30%	to	2.15%	2.51%	-1.50%	to	-0.65%
	2015	27,545,334	9.47	to	10.85	285,923,819	1.30%	to	2.15%	2.50%	-1.68%	to	-0.83%
	2014	25,559,996	9.63	to	10.94	269,857,838	1.30%	to	2.15%	2.66%	1.17%	to	2.04%
	2013	22,937,218	9.52	to	10.72	239,244,408	1.30%	to	2.15%	2.75%	-4.33%	to	-3.51%
Franklin Rising Dividends VIP Fund Class 2	2017	536,974	$22.17	to	$24.61	$13,074,732	1.45%	to	2.20%	1.55%	17.92%	to	18.81%
	2016	672,352	18.80	to	20.72	13,802,551	1.45%	to	2.20%	1.40%	13.50%	to	14.36%
	2015	844,435	16.56	to	18.12	15,129,219	1.45%	to	2.20%	1.44%	-5.76%	to	-5.05%
	2014	1,054,856	17.57	to	19.08	19,930,109	1.45%	to	2.20%	1.34%	6.35%	to	7.15%
	2013	1,425,959	16.52	to	17.81	25,195,156	1.45%	to	2.20%	1.56%	26.85%	to	27.81%
Franklin Small Cap Value VIP Fund Class 2	2017	2,879,588	$23.34	to	$34.51	$92,590,745	1.30%	to	2.30%	0.52%	8.12%	to	9.21%
	2016	3,458,316	21.58	to	31.60	100,988,739	1.30%	to	2.30%	0.82%	27.20%	to	28.49%
	2015	4,055,365	16.97	to	24.59	91,924,463	1.30%	to	2.30%	0.63%	-9.51%	to	-8.59%
	2014	4,166,358	18.75	to	26.90	102,956,163	1.30%	to	2.30%	0.61%	-1.73%	to	-0.74%
	2013	4,259,105	19.08	to	27.10	105,822,044	1.30%	to	2.30%	1.33%	33.12%	to	34.47%
Franklin Growth & Income VIP Fund Class 2(4)	2017	2,092,783	$11.18	to	$14.57	$31,257,378	0.75%	to	2.05%	5.94%	11.76%	to	13.48%
	2016	1,882,867	12.84	to	13.33	24,803,818	1.00%	to	2.05%	2.45%	9.33%	to	10.50%
	2015	1,169,369	11.75	to	12.06	13,977,894	1.00%	to	2.05%	2.83%	-2.94%	to	-1.90%
	2014	297,507	12.10	to	12.30	3,640,029	1.00%	to	2.05%	1.15%	6.90%	to	8.04%
	2013	—	—		—	—	—		—	—	—		—
MFS Total Return Bond Series Service Class	2017	11,591,159	$10.39	to	$11.25	$127,060,373	1.30%	to	2.15%	3.20%	1.95%	to	2.83%
	2016	10,175,051	10.19	to	10.94	108,764,774	1.30%	to	2.15%	3.35%	1.77%	to	2.65%
	2015	9,666,177	10.01	to	10.66	100,992,958	1.30%	to	2.15%	3.29%	-2.71%	to	-1.87%
	2014	8,200,358	10.29	to	10.86	87,806,076	1.30%	to	2.15%	2.79%	3.36%	to	4.25%
	2013	6,875,481	9.95	to	10.42	71,095,013	1.30%	to	2.15%	1.18%	-3.40%	to	-2.57%
MFS Core Equity Portfolio Service Class	2017	11,624	$23.71	to	$24.56	$285,182	1.45%	to	1.70%	0.64%	22.39%	to	22.70%
	2016	14,966	19.06	to	20.01	299,221	1.45%	to	1.75%	0.49%	9.12%	to	9.45%
	2015	15,727	17.46	to	18.29	287,306	1.45%	to	1.75%	0.96%	-2.16%	to	-1.87%
	2014	17,984	17.85	to	18.63	334,774	1.45%	to	1.75%	0.54%	9.04%	to	9.36%
	2013	20,085	16.37	to	17.04	341,689	1.45%	to	1.75%	0.78%	31.89%	to	32.28%
MFS Growth Series Service Class	2017	55,351	$26.33	to	$36.95	$1,762,325	1.30%	to	2.30%	0.00%	28.09%	to	29.38%
	2016	85,193	20.56	to	28.56	2,109,168	1.30%	to	2.30%	0.00%	-0.17%	to	0.85%
	2015	127,194	20.59	to	28.32	3,175,955	1.30%	to	2.30%	0.00%	4.85%	to	5.91%
	2014	108,884	19.64	to	26.74	2,492,725	1.30%	to	2.30%	0.00%	6.20%	to	7.27%
	2013	116,373	18.49	to	24.92	2,476,908	1.30%	to	2.30%	0.12%	33.37%	to	34.72%
MFS Investors Trust Series Service Class	2017	15,738	$22.68	to	$24.83	$388,587	1.45%	to	1.75%	0.55%	20.88%	to	21.24%
	2016	17,163	18.76	to	20.48	349,597	1.45%	to	1.75%	0.52%	6.42%	to	6.74%
	2015	32,565	17.63	to	19.18	621,801	1.45%	to	1.75%	0.65%	-1.79%	to	-1.50%
	2014	42,139	17.52	to	19.48	816,496	1.45%	to	2.00%	0.79%	8.51%	to	9.11%
	2013	56,613	16.15	to	17.85	1,006,251	1.45%	to	2.00%	0.95%	29.12%	to	29.83%
MFS New Discovery Series Service Class(7)	2017	1,557,560	$27.67	to	$28.87	$44,634,703	1.40%	to	2.15%	0.00%	23.63%	to	24.56%
	2016	1,806,592	22.39	to	23.18	41,578,565	1.40%	to	2.15%	0.00%	6.46%	to	7.27%
	2015	1,565,971	21.03	to	21.61	33,564,333	1.40%	to	2.15%	0.00%	-4.24%	to	-3.52%
	2014	1,167,687	17.92	to	18.93	25,772,303	1.40%	to	2.15%	0.00%	-9.29%	to	-8.84%
	2013	133,145	19.27	to	20.76	2,846,991	1.45%	to	2.20%	0.00%	38.13%	to	39.17%
MFS Strategic Income Portfolio Service Class	2017	31,079	$14.52	to	$15.57	$476,676	1.45%	to	1.95%	4.12%	3.83%	to	4.35%
	2016	29,259	13.99	to	14.93	435,303	1.45%	to	1.95%	2.85%	5.90%	to	6.43%
	2015	31,021	13.21	to	14.02	433,300	1.45%	to	1.95%	5.20%	-3.96%	to	-3.48%
	2014	42,385	13.75	to	14.53	613,517	1.45%	to	1.95%	2.67%	0.99%	to	1.49%
	2013	73,430	13.28	to	14.32	1,047,497	1.45%	to	2.20%	10.65%	-0.96%	to	-0.22%

B-91

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Total Return Series Service Class	2017	452,869	$16.74	to	$18.59	$8,325,285	1.45%	to	2.20%	2.09%	9.58%	to	10.40%
	2016	606,454	15.27	to	16.83	10,104,489	1.45%	to	2.20%	2.63%	6.43%	to	7.23%
	2015	724,763	14.35	to	15.70	11,275,546	1.45%	to	2.20%	2.28%	-2.75%	to	-2.02%
	2014	883,914	14.76	to	16.02	14,043,387	1.45%	to	2.20%	1.66%	5.87%	to	6.67%
	2013	1,149,595	13.94	to	15.02	17,147,537	1.45%	to	2.20%	1.62%	16.14%	to	17.02%
MFS Utilities Series Service Class	2017	4,611,636	$14.65	to	$24.63	$94,372,063	1.30%	to	2.15%	4.04%	12.04%	to	13.01%
	2016	4,843,625	13.07	to	21.80	88,070,613	1.30%	to	2.15%	3.61%	8.85%	to	9.79%
	2015	5,188,134	12.01	to	19.86	86,452,258	1.30%	to	2.15%	4.13%	-16.58%	to	-15.87%
	2014	4,400,070	14.40	to	23.60	88,416,966	1.30%	to	2.15%	1.93%	10.06%	to	11.00%
	2013	4,119,789	13.08	to	21.26	77,699,797	1.30%	to	2.15%	2.17%	17.64%	to	18.65%
MFS Value Series Service Class	2017	43,433	$23.45	to	$30.11	$1,218,829	1.30%	to	2.05%	1.73%	14.95%	to	15.82%
	2016	48,192	20.40	to	25.99	1,174,165	1.30%	to	2.05%	1.98%	11.45%	to	12.29%
	2015	53,903	18.31	to	23.15	1,161,006	1.30%	to	2.05%	2.10%	-2.96%	to	-2.22%
	2014	54,424	18.87	to	23.68	1,202,273	1.30%	to	2.05%	1.40%	7.95%	to	8.77%
	2013	63,611	17.48	to	21.77	1,303,258	1.30%	to	2.05%	1.06%	32.83%	to	33.83%
MFS Technology Portfolio Service Class	2017	1,674,060	$16.83	to	$17.56	$29,268,260	1.40%	to	2.15%	0.00%	35.68%	to	36.71%
	2016	2,016,435	12.40	to	12.84	25,804,935	1.40%	to	2.15%	0.00%	6.06%	to	6.86%
	2015	2,159,542	11.70	to	12.02	25,882,086	1.40%	to	2.15%	0.00%	8.16%	to	8.98%
	2014	2,202,438	10.81	to	11.03	24,238,887	1.40%	to	2.15%	0.00%	8.04%	to	8.86%
	2013	1,574,466	10.01	to	10.13	15,933,171	1.40%	to	2.15%	0.00%	31.84%	to	32.84%
MFS New Discovery Portfolio Service Class(7)	2017	—	$—		$—	$—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	—	—		—	—	—		—	—	—		—
	2014	—	—		—	—	—		—	—	—		—
	2013	640,152	24.25	to	24.55	15,696,108	1.40%	to	2.15%	0.00%	38.05%	to	39.10%
MFS International Value Portfolio Service Class(4)	2017	602,479	$11.66	to	$14.50	$9,000,321	0.75%	to	2.05%	1.33%	16.61%	to	24.22%
	2016	589,930	11.67	to	12.12	7,065,697	1.00%	to	2.05%	1.24%	1.71%	to	2.80%
	2015	434,063	11.48	to	11.79	5,071,134	1.00%	to	2.05%	2.21%	4.14%	to	5.26%
	2014	110,416	11.03	to	11.20	1,231,551	1.00%	to	2.00%	2.33%	-0.89%	to	0.12%
	2013	—	—		—	—	—		—	—	—		—
MFS Blended Research Core Equity Portfolio Service Class(6)	2017	4,167,332	$12.00	to	$12.21	$50,856,770	1.40%	to	2.06%	1.29%	18.01%	to	18.78%
	2016	4,367,855	10.15	to	10.28	44,886,590	1.40%	to	2.15%	1.37%	5.85%	to	6.66%
	2015	2,806,600	9.62	to	9.64	27,047,462	1.40%	to	1.75%	2.13%	-3.84%	to	-3.61%
Oppenheimer Capital Appreciation Fund/VA Service Class	2017	3,010,538	$22.60	to	$31.26	$92,949,366	1.30%	to	2.05%	0.01%	23.92%	to	24.86%
	2016	3,526,468	18.24	to	25.04	87,332,497	1.30%	to	2.05%	0.12%	-4.43%	to	-3.70%
	2015	3,452,198	19.08	to	26.00	88,886,050	1.30%	to	2.05%	0.00%	1.16%	to	1.93%
	2014	3,828,972	18.86	to	25.51	96,823,830	1.30%	to	2.05%	0.19%	12.78%	to	13.63%
	2013	4,371,047	16.73	to	22.45	97,400,168	1.30%	to	2.05%	0.74%	26.78%	to	27.75%
Oppenheimer International Growth Fund/VA Service Class	2017	533,074	$12.52	to	$13.13	$7,443,625	1.00%	to	2.05%	1.16%	23.85%	to	25.18%
	2016	485,183	10.10	to	10.49	5,502,365	1.00%	to	2.05%	0.83%	-4.72%	to	-3.69%
	2015	366,791	10.60	to	10.89	4,614,916	1.00%	to	2.05%	0.87%	0.99%	to	2.08%
	2014	186,807	10.67	to	14.77	2,667,046	1.00%	to	2.05%	0.89%	-9.05%	to	-8.08%
	2013	65,923	16.25	to	23.36	1,442,123	1.30%	to	2.05%	1.07%	23.14%	to	24.08%
Oppenheimer Main Street Small Cap Fund/VA Service Class	2017	9,546,509	$23.99	to	$38.26	$264,000,286	1.30%	to	2.30%	0.64%	11.30%	to	12.43%
	2016	10,651,771	21.55	to	34.03	265,273,548	1.30%	to	2.30%	0.25%	14.97%	to	16.14%
	2015	9,820,343	18.75	to	29.30	217,433,281	1.30%	to	2.30%	0.63%	-8.24%	to	-7.31%
	2014	8,472,725	20.43	to	31.62	214,458,768	1.30%	to	2.30%	0.63%	9.10%	to	10.20%
	2013	7,774,495	18.73	to	28.69	188,902,323	1.30%	to	2.30%	0.70%	37.41%	to	38.80%
Oppenheimer Global Strategic Income Fund/VA Service Class	2017	26,111,876	$10.81	to	$15.62	$359,893,887	1.30%	to	2.15%	2.00%	3.76%	to	4.66%
	2016	24,760,921	10.42	to	14.92	328,400,646	1.30%	to	2.15%	4.60%	3.98%	to	4.88%
	2015	25,137,865	10.02	to	14.23	323,208,207	1.30%	to	2.15%	5.40%	-4.58%	to	-3.76%
	2014	23,031,828	10.50	to	14.78	314,696,385	1.30%	to	2.15%	3.87%	0.30%	to	1.16%
	2013	21,210,065	10.47	to	14.61	292,268,359	1.30%	to	2.15%	4.51%	-2.50%	to	-1.66%

B-92

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
PIMCO Low Duration Portfolio Advisor Class	2017	165,475	$9.67	to	$11.64	$1,869,013	1.30%	to	2.05%	1.24%	-0.82%	to	-0.07%
	2016	201,863	9.75	to	11.65	2,291,798	1.30%	to	2.05%	1.39%	-0.77%	to	-0.02%
	2015	216,914	9.83	to	11.65	2,469,904	1.30%	to	2.05%	3.24%	-1.83%	to	-1.08%
	2014	246,884	10.01	to	11.78	2,848,484	1.30%	to	2.05%	1.02%	-1.31%	to	-0.56%
	2013	298,436	10.15	to	11.84	3,474,826	1.30%	to	2.05%	1.35%	-2.27%	to	-1.53%
PIMCO Real Return Portfolio Advisor Class	2017	149,830	$10.36	to	$13.50	$1,947,674	1.30%	to	2.30%	2.27%	1.18%	to	2.21%
	2016	165,653	10.24	to	13.21	2,109,516	1.30%	to	2.30%	2.17%	2.68%	to	3.72%
	2015	181,788	9.97	to	12.74	2,227,825	1.30%	to	2.30%	3.71%	-5.03%	to	-4.07%
	2014	213,050	10.50	to	13.28	2,732,397	1.30%	to	2.30%	1.30%	0.64%	to	1.66%
	2013	245,515	10.43	to	13.06	3,110,889	1.30%	to	2.30%	1.25%	-11.38%	to	-10.49%
PIMCO Total Return Portfolio Advisor Class	2017	47,742,152	$10.75	to	$13.51	$578,478,178	1.30%	to	2.30%	1.92%	2.41%	to	3.45%
	2016	44,812,493	10.50	to	13.06	526,091,024	1.30%	to	2.30%	1.98%	0.23%	to	1.24%
	2015	48,688,308	10.47	to	12.90	566,325,510	1.30%	to	2.30%	4.88%	-1.95%	to	-0.96%
	2014	47,577,236	10.68	to	13.03	563,647,866	1.30%	to	2.30%	2.15%	1.79%	to	2.82%
	2013	40,380,571	10.49	to	12.67	475,557,218	1.30%	to	2.30%	2.13%	-4.30%	to	-3.33%
PIMCO VIT Balanced Allocation Portfolio Advisor Class(4)	2017	130,655	$11.37	to	$11.93	$1,537,258	1.00%	to	2.05%	0.61%	11.97%	to	13.17%
	2016	134,787	10.15	to	10.54	1,405,380	1.00%	to	2.05%	0.67%	2.83%	to	3.93%
	2015	98,189	9.87	to	10.14	988,655	1.00%	to	2.05%	1.99%	-3.30%	to	-2.27%
	2014	31,339	10.27	to	10.38	323,986	1.00%	to	1.70%	6.23%	3.08%	to	3.82%
	2013	—	—		—	—	—		—	—	—		—
PIMCO VIT Unconstrained Bond Portfolio Advisor Class(4)	2017	188,592	$10.01	to	$10.48	$1,942,851	1.00%	to	2.00%	1.61%	2.81%	to	3.86%
	2016	189,522	9.72	to	10.09	1,886,938	1.00%	to	2.05%	1.63%	2.48%	to	3.58%
	2015	106,840	9.50	to	9.74	1,030,673	1.00%	to	2.00%	4.52%	-3.74%	to	-2.76%
	2014	42,523	9.87	to	10.02	422,533	1.00%	to	2.00%	1.20%	0.89%	to	1.92%
	2013	—	—		—	—	—		—	—	—		—
Pioneer Disciplined Value VCT Portfolio Class II(13)	2017	—	$—		$—	$—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	12,015,558	15.08	to	17.94	213,740,946	1.30%	to	2.05%	0.74%	-7.39%	to	-6.69%
	2014	12,257,363	16.29	to	19.23	233,929,161	1.30%	to	2.05%	1.10%	7.37%	to	8.18%
	2013	13,113,773	15.17	to	17.77	231,601,866	1.30%	to	2.05%	1.50%	25.97%	to	26.92%
Pioneer Equity Income VCT Portfolio Class II	2017	10,406,871	$23.95	to	$30.65	$208,549,990	1.30%	to	2.30%	1.47%	12.54%	to	13.68%
	2016	11,083,830	21.28	to	26.96	195,702,428	1.30%	to	2.30%	1.84%	16.79%	to	17.97%
	2015	10,553,098	18.22	to	22.86	157,950,595	1.30%	to	2.30%	1.93%	-2.07%	to	-1.08%
	2014	7,674,043	18.61	to	23.11	116,331,774	1.30%	to	2.30%	2.83%	10.18%	to	11.30%
	2013	5,444,618	16.89	to	20.76	74,389,714	1.30%	to	2.30%	2.44%	25.89%	to	27.16%
Pioneer Fund VCT Portfolio Class II	2017	2,080	$22.15	to	$28.63	$56,465	1.30%	to	2.05%	0.95%	18.88%	to	19.78%
	2016	2,514	18.63	to	23.90	57,335	1.30%	to	2.05%	1.05%	7.37%	to	8.19%
	2015	2,617	17.35	to	22.09	55,188	1.30%	to	2.05%	0.76%	-2.41%	to	-1.67%
	2014	5,570	17.78	to	22.47	108,937	1.30%	to	2.05%	1.02%	8.52%	to	9.34%
	2013	2,511	16.39	to	20.55	49,222	1.30%	to	2.05%	1.04%	30.27%	to	31.26%
Pioneer Mid Cap Value VCT Portfolio Class II	2017	7,229,466	$20.34	to	$27.56	$197,061,556	1.30%	to	2.30%	0.62%	10.29%	to	11.40%
	2016	7,878,991	18.44	to	24.74	193,019,720	1.30%	to	2.30%	0.47%	13.56%	to	14.71%
	2015	8,246,654	16.24	to	21.56	176,331,100	1.30%	to	2.30%	0.55%	-8.50%	to	-7.57%
	2014	8,481,034	17.75	to	23.33	196,386,650	1.30%	to	2.30%	0.65%	12.17%	to	13.31%
	2013	9,244,443	15.82	to	20.59	189,145,081	1.30%	to	2.30%	0.75%	29.72%	to	31.03%
Pioneer Bond VCT Portfolio Class II(4)	2017	6,648,443	$10.16	to	$10.57	$69,268,040	0.75%	to	2.05%	2.61%	1.52%	to	1.61%
	2016	5,188,812	10.41	to	10.81	52,967,795	1.00%	to	2.05%	2.54%	1.79%	to	2.89%
	2015	2,719,533	10.23	to	10.50	27,107,672	1.00%	to	2.05%	2.42%	-1.97%	to	-0.92%
	2014	196,921	10.43	to	10.60	2,076,616	1.00%	to	2.05%	2.93%	3.63%	to	4.74%
	2013	—	—		—	—	—		—	—	—		—

B-93

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
American Century VP Mid Cap Value Fund Class II	2017	5,767,302	$10.75	to	$26.69	$148,586,896	0.75%	to	2.15%	1.40%	7.53%	to	9.08%
	2016	5,809,086	15.19	to	24.47	137,749,443	1.00%	to	2.15%	1.56%	20.08%	to	21.49%
	2015	5,280,039	12.50	to	20.38	105,193,903	1.00%	to	2.15%	1.49%	-3.69%	to	-2.56%
	2014	3,597,679	12.83	to	21.16	75,748,637	1.00%	to	2.15%	1.04%	13.75%	to	15.08%
	2013	2,440,544	18.60	to	18.82	45,890,758	1.40%	to	2.15%	1.11%	27.12%	to	28.08%
American Century VP Inflation Protection Fund Class II(4)	2017	894,243	$9.77	to	$10.17	$9,025,571	0.75%	to	2.05%	2.67%	1.55%	to	1.68%
	2016	777,179	9.62	to	9.99	7,670,726	1.00%	to	2.05%	1.82%	2.24%	to	3.34%
	2015	477,942	9.41	to	9.67	4,579,502	1.00%	to	2.05%	1.62%	-4.47%	to	-3.44%
	2014	209,152	9.85	to	10.01	2,081,355	1.00%	to	2.05%	1.44%	1.18%	to	2.27%
	2013	—	—		—	—	—		—	—	—		—
Dreyfus Appreciation Portfolio Service Class(11)	2017	—	$—		$—	$—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	1,217,339	48.04	to	49.36	59,916,192	1.40%	to	2.15%	1.48%	-4.80%	to	-4.08%
	2014	1,097,168	50.46	to	51.45	56,340,596	1.40%	to	2.15%	1.67%	5.52%	to	6.32%
	2013	767,263	47.82	to	48.40	37,093,736	1.40%	to	2.15%	1.81%	18.24%	to	19.13%
Ivy VIP Mid Cap Growth Fund	2017	8,780,945	$13.45	to	$14.03	$122,670,391	1.40%	to	2.15%	0.00%	24.18%	to	25.12%
	2016	9,800,311	10.83	to	11.21	109,507,604	1.40%	to	2.15%	0.00%	3.84%	to	4.63%
	2015	8,567,886	10.43	to	10.72	91,551,483	1.40%	to	2.15%	0.00%	-7.80%	to	-7.10%
	2014	5,942,586	11.31	to	11.54	68,387,293	1.40%	to	2.15%	0.00%	5.56%	to	6.36%
	2013	3,961,211	10.72	to	10.85	42,914,679	1.40%	to	2.15%	0.00%	27.15%	to	28.12%
Ivy VIP Global Bond Fund(4)	2017	528,191	$10.17	to	$10.20	$5,562,820	0.75%	to	2.05%	2.81%	1.70%	to	2.13%
	2016	478,173	9.99	to	10.37	4,894,682	1.00%	to	2.05%	3.40%	4.84%	to	5.96%
	2015	339,352	9.53	to	9.78	3,289,588	1.00%	to	2.05%	2.49%	-4.65%	to	-3.63%
	2014	87,884	10.00	to	10.15	887,655	1.00%	to	2.00%	0.90%	-1.82%	to	-0.82%
	2013	—	—		—	—	—		—	—	—		—
Ivy Funds VIP High Income Fund(4)	2017	744,878	$10.32	to	$11.42	$8,748,937	0.75%	to	2.05%	5.49%	3.23%	to	4.49%
	2016	639,274	10.93	to	11.35	7,169,069	1.00%	to	2.05%	6.52%	13.80%	to	15.02%
	2015	407,419	9.61	to	9.87	3,985,414	1.00%	to	2.05%	4.76%	-8.42%	to	-7.44%
	2014	194,762	10.49	to	10.66	2,063,326	1.00%	to	2.05%	1.65%	-0.18%	to	0.89%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Equity Income Fund Class IB	2017	4,886,198	$27.19	to	$28.36	$138,121,454	1.40%	to	2.15%	1.67%	16.23%	to	17.11%
	2016	5,310,015	23.39	to	24.22	128,240,058	1.40%	to	2.15%	1.82%	11.20%	to	12.05%
	2015	4,815,996	21.04	to	21.62	103,842,408	1.40%	to	2.15%	1.43%	-5.12%	to	-4.40%
	2014	3,387,913	22.17	to	22.61	76,446,338	1.40%	to	2.15%	1.56%	10.25%	to	11.08%
	2013	2,447,855	20.11	to	20.35	49,771,321	1.40%	to	2.15%	1.58%	29.58%	to	30.56%
Putnam VT Absolute Return 500 Fund Class IB(4)	2017	181,489	$10.40	to	$10.91	$1,952,018	1.00%	to	2.05%	0.00%	4.79%	to	5.91%
	2016	154,673	9.92	to	10.30	1,575,398	1.00%	to	2.05%	3.75%	-1.37%	to	-0.31%
	2015	129,597	10.06	to	10.33	1,325,172	1.00%	to	2.05%	0.06%	-2.58%	to	-1.53%
	2014	18,089	10.33	to	10.49	189,172	1.00%	to	2.00%	0.00%	1.78%	to	2.82%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Small Cap Value Fund Class IB(4)	2017	617,738	$10.57	to	$14.57	$8,654,837	0.75%	to	2.05%	0.69%	5.66%	to	5.74%
	2016	463,649	13.79	to	14.31	6,286,912	1.00%	to	2.05%	0.97%	24.87%	to	26.21%
	2015	233,009	11.04	to	11.34	2,619,225	1.00%	to	2.05%	0.60%	-6.20%	to	-5.20%
	2014	95,889	11.77	to	11.96	1,141,786	1.00%	to	2.05%	0.03%	1.31%	to	2.40%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Investors Fund Class IB(6)(11)	2017	9,874,025	$12.30	to	$12.55	$123,722,700	1.40%	to	2.15%	1.08%	20.22%	to	21.14%
	2016	11,074,209	10.23	to	10.36	114,607,665	1.40%	to	2.15%	0.55%	9.64%	to	10.48%
	2015	2,973,680	9.35	to	9.38	27,875,549	1.40%	to	1.75%	0.00%	-6.47%	to	-6.24%
ALPS/Alerian Energy Infrastructure Portfolio Class III(4)	2017	288,182	$9.76	to	$9.89	$2,947,478	0.75%	to	2.05%	1.97%	-2.87%	to	-2.36%
	2016	251,997	10.18	to	10.57	2,635,047	1.00%	to	2.05%	2.56%	37.90%	to	39.39%
	2015	167,892	7.38	to	7.58	1,262,873	1.00%	to	2.05%	1.07%	-39.20%	to	-38.54%
	2014	65,285	12.15	to	12.34	801,521	1.00%	to	2.00%	0.29%	9.67%	to	10.79%
	2013	—	—		—	—	—		—	—	—		—

B-94

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
ALPS/Red Rocks Listed Private Equity Portfolio Class III(5)	2017	210,812	$12.25	to	$12.62	$2,637,051	1.00%	to	2.00%	2.52%	22.46%	to	23.71%
	2016	192,754	9.99	to	10.20	1,954,891	1.00%	to	2.05%	0.90%	5.75%	to	6.89%
	2015	124,718	9.46	to	9.54	1,186,917	1.00%	to	2.00%	0.26%	-5.45%	to	-4.58%
Deutsche Alternative Asset Allocation VIP Class B(4)	2017	55,721	$10.14	to	$10.39	$585,856	0.75%	to	2.05%	1.96%	3.88%	to	4.82%
	2016	50,969	9.67	to	10.04	507,431	1.00%	to	2.05%	1.87%	2.83%	to	3.94%
	2015	45,993	9.41	to	9.66	441,679	1.00%	to	2.05%	2.25%	-8.46%	to	-7.48%
	2014	23,271	10.39	to	10.44	242,318	1.00%	to	1.35%	0.45%	1.84%	to	2.20%
	2013	—	—		—	—	—		—	—	—		—
Janus Henderson Enterprise Portfolio Service Shares (formerly the Janus Aspen Enterprise Portfolio Service Shares)(4)	2017	567,782	$17.57	to	$18.43	$10,337,425	1.00%	to	2.05%	0.54%	24.48%	to	25.82%
	2016	515,979	14.11	to	14.65	7,486,196	1.00%	to	2.05%	0.69%	9.80%	to	10.98%
	2015	354,420	12.86	to	13.20	4,646,655	1.00%	to	2.05%	0.82%	1.64%	to	2.73%
	2014	151,513	12.65	to	12.85	1,939,485	1.00%	to	2.05%	0.03%	9.94%	to	11.12%
	2013	—	—		—	—	—		—	—	—		—
Janus Henderson Global Technology Portfolio Service Shares (formerly the Janus Aspen Global Technology Portfolio Service Shares)(4)(12)	2017	4,279,482	$15.89	to	$22.19	$69,833,121	1.00%	to	2.05%	0.44%	41.94%	to	43.46%
	2016	5,497,110	14.90	to	15.47	62,570,771	1.00%	to	2.05%	0.12%	11.51%	to	12.71%
	2015	123,545	13.37	to	13.73	1,682,436	1.00%	to	2.05%	0.45%	2.50%	to	3.60%
	2014	22,943	13.06	to	13.25	302,546	1.00%	to	1.95%	0.00%	7.22%	to	8.25%
	2013	—	—		—	—	—		—	—	—		—
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares(4)	2017	468,590	$11.32	to	$13.05	$6,314,484	0.75%	to	2.05%	0.00%	13.19%	to	18.06%
	2016	466,166	11.06	to	11.48	5,285,533	1.00%	to	2.05%	0.26%	1.18%	to	2.27%
	2015	408,243	10.93	to	11.22	4,543,588	1.00%	to	2.05%	0.00%	-2.49%	to	-1.44%
	2014	25,868	11.26	to	11.39	293,401	1.00%	to	1.70%	1.18%	0.95%	to	1.67%
	2013	—	—		—	—	—		—	—	—		—
ClearBridge Variable Small Cap Growth Portfolio Class II(4)	2017	788,251	$11.74	to	$14.36	$11,121,926	0.75%	to	2.05%	0.00%	17.39%	to	21.37%
	2016	604,174	11.83	to	12.28	7,109,008	1.00%	to	2.05%	0.00%	3.37%	to	4.48%
	2015	276,769	11.45	to	11.76	3,225,605	1.00%	to	2.05%	0.00%	-6.55%	to	-5.55%
	2014	94,235	12.25	to	12.45	1,167,276	1.00%	to	2.05%	0.00%	1.66%	to	2.75%
	2013	—	—		—	—	—		—	—	—		—
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II(4)	2017	120,451	$11.41	to	$11.95	$1,420,615	1.00%	to	2.00%	1.24%	11.54%	to	12.68%
	2016	124,782	10.23	to	10.60	1,309,914	1.00%	to	2.00%	1.05%	-2.47%	to	-1.47%
	2015	94,534	10.49	to	10.76	1,010,416	1.00%	to	2.00%	1.65%	-7.33%	to	-6.39%
	2014	18,151	11.37	to	11.50	207,815	1.00%	to	1.70%	2.76%	4.57%	to	5.31%
	2013	—	—		—	—	—		—	—	—		—
Western Asset Core Plus VIT Portfolio Class II(6)	2017	4,192,864	$10.27	to	$10.39	$43,530,428	1.40%	to	1.80%	4.13%	3.79%	to	4.21%
	2016	3,225,828	9.90	to	9.97	32,140,832	1.40%	to	1.80%	2.66%	2.30%	to	2.71%
	2015	1,694,910	9.68	to	9.70	16,443,134	1.40%	to	1.75%	3.54%	-3.20%	to	-2.97%
The Merger Fund VL(4)	2017	236,347	$9.91	to	$10.07	$2,422,214	0.75%	to	2.05%	0.00%	0.46%	to	0.69%
	2016	224,033	9.86	to	10.23	2,268,673	1.00%	to	2.05%	0.81%	0.34%	to	1.42%
	2015	172,787	9.83	to	10.09	1,730,843	1.00%	to	2.05%	4.04%	-2.94%	to	-1.90%
	2014	43,600	10.12	to	10.29	446,358	1.00%	to	2.05%	3.44%	-0.70%	to	0.36%
	2013	—	—		—	—	—		—	—	—		—
Mariner Managed Futures Strategy Portfolio Class II(4)(16)	2017	—	$—		$—	$—	—		—	—	—		—
	2016	137,499	8.62	to	8.95	1,217,475	1.00%	to	2.05%	0.00%	-10.02%	to	-9.06%
	2015	88,302	9.58	to	9.84	862,418	1.00%	to	2.05%	9.35%	-8.54%	to	-7.56%
	2014	31,572	10.48	to	10.65	334,695	1.00%	to	2.00%	0.00%	5.39%	to	6.46%
	2013	—	—		—	—	—		—	—	—		—

B-95

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guggenheim VT Multi-Hedge Strategies Fund(4)	2017	87,687	$10.02	to	$10.52	$910,019	1.00%	to	2.05%	0.00%	1.55%	to	2.64%
	2016	91,588	9.87	to	10.25	928,543	1.00%	to	2.05%	0.10%	-2.53%	to	-1.48%
	2015	53,918	10.13	to	10.40	556,345	1.00%	to	2.05%	0.65%	-0.24%	to	0.83%
	2014	28,281	10.15	to	10.31	290,321	1.00%	to	2.05%	0.00%	2.51%	to	3.61%
	2013	—	—		—	—	—		—	—	—		—
Guggenheim VT Long Short Equity Fund(4)	2017	148,461	$11.92	to	$12.51	$1,832,219	1.00%	to	2.05%	0.37%	12.50%	to	13.70%
	2016	127,675	10.60	to	11.00	1,389,638	1.00%	to	2.05%	0.00%	-1.41%	to	-0.35%
	2015	107,591	10.75	to	11.04	1,175,865	1.00%	to	2.05%	0.00%	-0.82%	to	0.25%
	2014	37,066	10.84	to	11.01	406,382	1.00%	to	2.00%	0.00%	0.74%	to	1.77%
	2013	—	—		—	—	—		—	—	—		—
T. Rowe Price Health Sciences Portfolio II(4)	2017	445,692	$11.44	to	$18.91	$8,624,889	0.75%	to	2.05%	0.00%	14.37%	to	24.70%
	2016	423,487	15.16	to	15.74	6,584,237	1.00%	to	2.05%	0.00%	-12.55%	to	-11.61%
	2015	298,070	17.34	to	17.81	5,259,998	1.00%	to	2.05%	0.00%	10.17%	to	11.35%
	2014	60,847	15.74	to	15.99	967,608	1.00%	to	2.05%	0.00%	28.53%	to	29.91%
	2013	—	—		—	—	—		—	—	—		—
T.Rowe Price Blue Chip Growth Portfolio II(6)	2017	3,780,931	$13.21	to	$13.45	$50,804,890	1.40%	to	2.06%	0.00%	33.06%	to	33.93%
	2016	4,435,915	9.93	to	10.04	44,521,410	1.40%	to	2.06%	0.00%	-1.52%	to	-0.87%
	2015	2,746,112	10.10	to	10.13	27,810,326	1.40%	to	1.75%	0.00%	1.05%	to	1.30%
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II (formerly the UIF Emerging Markets Equity Portfolio Class II)(4)	2017	357,067	$11.70	to	$11.94	$4,320,401	0.75%	to	2.05%	0.73%	19.42%	to	32.30%
	2016	327,045	8.84	to	9.18	2,968,584	1.00%	to	2.05%	0.43%	4.43%	to	5.55%
	2015	212,241	8.47	to	8.70	1,830,638	1.00%	to	2.05%	0.74%	-12.54%	to	-11.60%
	2014	90,415	9.70	to	9.84	885,341	1.00%	to	1.95%	0.30%	-6.42%	to	-5.51%
	2013	—	—		—	—	—		—	—	—		—
Morgan Stanley VIF Global Infrastructure Portfolio Class II(15)	2017	3,262	$10.64	to	$10.68	$34,796	0.75%	to	1.30%	0.00%	6.41%	to	6.82%
VanEck VIP Global Hard Assets Service Class(4)	2017	233,470	$7.89	to	$10.51	$1,913,148	0.75%	to	2.05%	0.00%	-3.98%	to	5.13%
	2016	194,415	8.21	to	8.53	1,637,084	1.00%	to	2.05%	0.37%	40.47%	to	41.98%
	2015	158,462	5.85	to	6.00	942,782	1.00%	to	2.05%	0.02%	-34.99%	to	-34.29%
	2014	60,736	8.99	to	9.14	552,141	1.00%	to	2.05%	0.00%	-21.00%	to	-20.15%
	2013	—	—		—	—	—		—	—	—		—
Virtus Duff & Phelps Real Estate Securities Series (formerly the Virtus Real Estate Securities Series)(4)	2017	314,921	$10.15	to	$13.42	$4,330,198	0.75%	to	2.05%	1.47%	1.46%	to	3.79%
	2016	283,542	12.93	to	13.42	3,764,795	1.00%	to	2.05%	2.27%	4.62%	to	5.75%
	2015	120,346	12.36	to	12.69	1,516,553	1.00%	to	2.05%	1.72%	0.28%	to	1.35%
	2014	48,250	12.33	to	12.52	601,492	1.00%	to	2.05%	1.90%	28.93%	to	30.31%
	2013	—	—		—	—	—		—	—	—		—
American Funds Insurance Series Asset Allocation Fund Class 4(15)	2017	110,238	$10.89	to	$10.94	$1,204,931	0.75%	to	1.35%	2.31%	8.92%	to	9.38%
American Funds Insurance Series Bond Fund Class 4(15)	2017	6,426	$10.08	to	$10.10	$64,805	0.75%	to	1.10%	4.40%	0.80%	to	1.05%
American Funds Insurance Series Global Growth Fund Class 4(15)	2017	20,941	$11.78	to	$11.83	$247,464	0.75%	to	1.30%	1.24%	17.85%	to	18.30%
American Funds Insurance Series Global Growth and Income Fund Class 4(15)	2017	16,980	$11.61	to	$11.65	$197,377	0.75%	to	1.25%	4.62%	16.08%	to	16.49%
American Funds Insurance Series Growth Fund Class 4(15)	2017	55,882	$11.59	to	$11.64	$649,576	0.75%	to	1.35%	0.94%	15.95%	to	16.44%
American Funds Insurance Series Growth and Income Fund Class 4(15)	2017	36,339	$11.39	to	$11.44	$414,756	0.75%	to	1.35%	2.07%	13.89%	to	14.37%

B-96

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
American Funds Insurance Series U.S. Government/AAA-Rated Securities Fund Class 4(15)	2017	7,921	$9.90	to	$9.91	$78,465	1.00%	to	1.10%	1.56%	-0.99%	to	-0.92%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	Portfolio commenced operations December 9, 2013.
(5)	Portfolio commenced operations February 9, 2015
(6)	Portfolio commenced operations May 1, 2015
(7)	MFS New Discovery Portfolio was merged into the MFS New Discovery Series effective after the close of business on August 8, 2014.
(8)

As of April 30, 2015, the RS Money Market VIP Series was liquidated and no longer available as an investment allocation option under this contract. The contract owner had the option to transfer the accumulation value to another investment option by the liquidation date. After the liquidation date, any accumulation value remaining in the RS Money Market VIP Series was transferred to the Fidelity VIP Government Money Market Portfolio.

(9)	Portfolio commenced operations September 1, 2016. Refer to Note 4 of the Notes to Financial Statements.
(10)

As of April 29, 2016, the AB VPS International Value Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AB VPS International Value Portfolio Class B was transferred to the Templeton Foreign VIP Fund Class 2.

(11)

As of April 29, 2016, the Dreyfus Variable Investment Fund Appreciation Portfolio Service Class was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Dreyfus Variable Investment Fund Appreciation Portfolio Service Class was transferred to the Putnam VT Investors Fund IB.

(12)

As of April 29, 2016, the Columbia Variable Portfolio Seligman Global Technology Fund Class 2 was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Columbia Variable Portfolio Seligman Global Technology Fund Class 2 was transferred to the Janus Aspen Global Technology Portfolio Service Shares.

(13)

As of April 29, 2016, the Pioneer Disciplined Value VCT Portfolio Class II was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Pioneer Disciplined Value VCT Portfolio Class II was transferred to the AB VPS Growth & Income Portfolio Class B.

(14)	As of April 29, 2016, the Wells Fargo VT Small Cap Value Fund Class 2 was liquidated and no longer available as an investment allocation option under this contract.
(15)	Portfolio commenced operations May 1, 2017.
(16)

As of March 20, 2017, the Mariner Managed Futures Strategy Portfolio Class II was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Mariner Managed Futures Strategy Portfolio Class II was transferred to the Fidelity VIP Government Money Market Portfolio.

B-97

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and Contract Owners of The Guardian Separate Account R:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options listed in the table below (constituting Guardian Separate Account R, hereafter collectively referred to as the “Investment Options”) as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for each of the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Investment Options as of December 31, 2017, and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Guardian Core Plus Fixed Income VIP Fund(5)

Guardian Diversified Research VIP Fund(5)

Guardian Growth & Income VIP Fund(5)

Guardian Integrated Research VIP Fund(5)

Guardian International Growth VIP Fund(5)

Guardian International Value VIP Fund(5)

Guardian Large Cap Disciplined Growth VIP Fund(5)

Guardian Large Cap Disciplined Value VIP Fund(5)

Guardian Large Cap Fundamental Growth VIP Fund(5)

Guardian Mid Cap Relative Value VIP Fund(5)

Guardian Mid Cap Traditional Growth VIP Fund(5)

Victory RS Large Cap Alpha VIP Series(1)

Victory S&P 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(1)

Gabelli Capital Asset Fund(1)

Value Line Centurion Fund(1)

Value Line Strategic Asset Management Trust(1)

Value Line VIP Equity Advantage Fund(1)

Invesco V.I. American Franchise Fund Series II(1)

Invesco V.I. Value Opportunities Fund Series II(1)

Invesco V.I. Global Real Estate Fund Series II(1)

Invesco V.I. Government Securities Fund Series II(1)

Invesco V.I. Mid Cap Core Equity Fund Series II(1)

Invesco V.I. Core Equity Fund Series II(1)

Invesco V.I. International Growth Fund Series II(1)

Invesco V.I. Small Cap Equity Fund Series II(1)

Invesco V.I. Comstock Fund Series II(1)

Invesco V.I. American Value Fund Series II(1)

Invesco V.I. Growth and Income Fund Series II(1)

Invesco V.I. Balanced-Risk Allocation Fund Series II(1)

Alger Capital Appreciation Portfolio Class S(1)

AB VPS Growth and Income Portfolio Class B(1)

AB VPS International Value Portfolio Class B(1)

AB VPS Large Cap Growth Portfolio Class B(1)

AB VPS Global Thematic Growth Portfolio Class B(1)

AB VPS Real Estate Investment Portfolio Class B(1)

AB VPS Value Portfolio Class B(1)

AB VPS Dynamic Asset Allocation Portfolio Class B(1)

BlackRock Capital Appreciation V.I. Fund Class III(1)

BlackRock Global Allocation V.I. Fund Class III(1)

BlackRock Advantage Large Cap Core V.I. Fund Class III (formerly the BlackRock Large Cap Core V.I. Fund Class III)(1)

BlackRock Advantage Large Cap Value V.I. Fund Class III (formerly the BlackRock Large Cap Value V.I. Fund Class III)(1)

Columbia Variable Portfolio — Asset Allocation Fund Class 2(1)

Columbia Variable Portfolio — Small Cap Value Fund Class 2(1)

Columbia Variable Portfolio — Small Company Growth Fund Class 2(1)

Columbia Variable Portfolio — Large Cap Growth Fund Class 2(1)

Variable Portfolio — Loomis Sayles Growth Fund Class 2

Columbia VP AQR Managed Futures Strategy Class 2(15)

Columbia Variable Portfolio — Seligman Global Technology Fund Class 2(7)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Value Portfolio(1)

Wells Fargo VT International Equity Fund Class 2(1)

Wells Fargo VT Small Cap Value Fund Class 2(1)

Fidelity VIP Balanced Portfolio Service Class 2(1)

Fidelity VIP Contrafund Portfolio Service Class 2(1)

Fidelity VIP Equity-Income Portfolio Service Class 2(1)

Fidelity VIP Growth Portfolio Service Class 2(1)

Fidelity VIP Investment Grade Bond Portfolio Service Class 2(1)

Fidelity VIP Mid Cap Portfolio Service Class 2(1)

Fidelity VIP Overseas Portfolio Service Class 2(1)

B-98

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Fidelity VIP Growth Opportunities Portfolio Service Class 2(1)

Fidelity VIP Overseas Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Fidelity VIP Growth Opportunities Portfolio Service Class 2(1)

Templeton Global Bond VIP Fund Class 2(1)

Templeton Growth VIP Fund Class 2(1)

Templeton Foreign VIP Fund Class 2(4)

Franklin Income VIP Fund Class 2(1)

Franklin Mutual Shares VIP Fund Class 2(1)

Franklin U.S. Government Securities VIP Fund Class 2(1)

Franklin Rising Dividends VIP Fund Class 2(1)

Franklin Small Cap Value VIP Fund Class 2(1)

Franklin Growth & Income VIP Fund Class 2(1)

MFS Total Return Bond Series Service Class(1)

MFS Core Equity Portfolio Service Class(1)

MFS Growth Series Service Class(1)

MFS Investors Trust Series Service Class(1)

MFS New Discovery Series Service Class(1)

MFS Strategic Income Portfolio Service Class(1)

MFS Total Return Series Service Class(1)

MFS Utilities Series Service Class(1)

MFS Value Series Service Class(1)

MFS Technology Portfolio Service Class(1)

MFS International Value Portfolio Service Class(1)

MFS Blended Research Core Equity Portfolio Service Class(1)

Oppenheimer Capital Appreciation Fund/VA Service Class(1)

Oppenheimer International Growth Fund/VA Service Class(1)

Oppenheimer Main Street Small Cap Fund/VA Service Class(1)

Oppenheimer Global Strategic Income Fund/VA Service Class(1)

PIMCO Low Duration Portfolio Advisor Class(1)

PIMCO Real Return Portfolio Advisor Class(1)

PIMCO Total Return Portfolio Advisor Class(1)

PIMCO VIT Balanced Allocation Portfolio Advisor Class(1)

PIMCO VIT Unconstrained Bond Portfolio Advisor Class(1)

Pioneer Disciplined Value VCT Portfolio Class II(7)

Pioneer Equity Income VCT Portfolio Class II(1)

Pioneer Fund VCT Portfolio Class II(1)

Pioneer Mid Cap Value VCT Portfolio Class II(1)

Pioneer Bond VCT Portfolio Class II(1)

American Century VP Mid Cap Value Fund Class II(1)

American Century VP Inflation Protection Fund Class II(1)

Dreyfus Appreciation Portfolio Service Class(4)

Ivy VIP Mid Cap Growth Fund(1)

Ivy VIP Global Bond Fund(1)

Ivy Funds VIP High Income Fund(1)

Putnam VT Equity Income Fund Class IB(1)

Putnam VT Absolute Return 500 Fund Class IB(1)

Putnam VT Small Cap Value Fund Class IB(1)

Putnam VT Investors Fund Class IB(2)

ALPS/Alerian Energy Infrastructure Portfolio Class III(1)

ALPS/Red Rocks Listed Private Equity Portfolio Class III(1)

Deutsche Alternative Asset Allocation VIP Class B(1)

Janus Henderson Enterprise Portfolio Service Shares (formerly the Janus Aspen Enterprise Portfolio Service Shares)(1)

Janus Henderson Global Technology Portfolio Service Shares (formerly the Janus Aspen Global Technology Portfolio Service Shares)(1)

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares(1)

ClearBridge Variable Small Cap Growth Portfolio Class II(1)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II(1)

Western Asset Core Plus VIT Portfolio Class II(1)

The Merger Fund VL(1)

Mariner Managed Futures Strategy Portfolio Class II(8)

Guggenheim VT Multi-Hedge Strategies Fund(1)

Guggenheim VT Long Short Equity Fund(1)

T. Rowe Price Health Sciences Portfolio II(1)

T.Rowe Price Blue Chip Growth Portfolio II(1)

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II (formerly the UIF Emerging Markets Equity Portfolio Class II)(1)

Morgan Stanley VIF Global Infrastructure Portfolio Class II(15)

VanEck VIP Global Hard Assets Service Class(1)

Virtus Duff & Phelps Real Estate Securities Series (formerly the Virtus Real Estate Securities Series)(1)

American Funds Insurance Series Asset Allocation Fund Class 4(6)

American Funds Insurance Series Bond Fund Class 4(6)

American Funds Insurance Series Global Growth Fund Class 4(6)

American Funds Insurance Series Global Growth and Income Fund Class 4(6)

American Funds Insurance Series Growth Fund Class 4(6)

American Funds Insurance Series Growth and Income Fund Class 4(6)

American Funds Insurance Series U.S. Government/AAA-Rated Securities Fund Class 4(6)

B-99

(1)	Statement of operations for the year ended December 31, 2017 and statement of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)

Statement of operations for the year ended December 31, 2017 and statement of changes in net assets for the year ended December 31, 2017 and the period April 29, 2016 (commencement of operations) through December 31, 2016.

(3)	Statement of operations and statement of changes in net assets for the year January 1, 2016 through December 31, 2016 (date of termination).
(4)	Statement of operations and statement of changes in net assets for the period January 1, 2016 through April 29, 2016 (date of termination).
(5)

Statement of operations for the year ended December 31, 2017 and statement of changes in net assets for the year ended December 31, 2017 and the period September 1, 2016 (commencement of operations) through December 31, 2016.

(6)	Statement of operations and statement of changes in net assets for the period May 1, 2017 (commencement of operations) through December 31, 2017.
(8)

Statement of operations for the year ended December 31, 2016 and statement of operations and statement of changes in net assets for the year ended December 31, 2016 and the period January 1, 2017 to April 28, 2017 (date of termination).

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the Investment Options’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the underlying fund companies. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 15, 2018

We have served as the auditor of one or more investment companies in The Guardian Insurance & Annuity Company, Inc. since 1992.

B-100

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2017 and 2016

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2017	2016
Admitted assets
Bonds	$2,920	$2,843
Common stocks	28	101
Mortgage loans	407	314
Policy loans	81	82
Other invested assets	77	45
Cash, cash equivalents and short-term investments	112	126
Receivable for securities	8	7

Total invested assets	3,633	3,518

Due and accrued investment income	32	31
Net deferred tax asset	41	34
Income tax receivable	2	10
Other assets	20	19
Separate accounts assets	13,632	13,171

Total admitted assets	$17,360	$16,783

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$3,570	$3,378
Intercompany borrowed funds	—	148
Asset valuation reserve	38	29
Due to parent and affiliates	8	12
Payable for securities	6	17
Other liabilities	36	46
Transfers from separate account due or accrued	(237)	(275)
Separate accounts liabilities	13,629	13,168

Total liabilities	17,050	16,523

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	532	482
Unassigned deficit	(224)	(224)

Total capital and surplus	310	260

Total liabilities, capital and surplus	$17,360	$16,783

See notes to statutory basis financial statements.

B-102

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2017	2016
Revenues
Premiums and annuity considerations
Direct	$754	$1,342
Ceded	(304)	(2,305)

Net premiums and annuity considerations	450	(963)
Reserve adjustments on reinsurance ceded	(12)	1,947
Net investment income	122	113
Service fees	339	321
Commissions and expense allowances on reinsurance ceded and other income	(392)	(14)

Total revenues	507	1,404

Benefits and expenses
Policyholder benefits	1,065	1,342
Net transfers (from) to separate accounts	(1,017)	(229)
General insurance expenses	84	104
Commissions and other expenses	261	120

Total benefits and expenses	393	1,337

Gain from operations before federal income taxes and realized capital losses from investments	114	67
Federal income tax benefit	43	37

Gain from operations, net of federal income taxes and before net realized capital losses	157	104
Net realized capital losses, net of tax and transfers to IMR	(131)	(244)

Net gain (loss)	$26	$(140)

See notes to statutory basis financial statements.

B-103

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2017	2016

Beginning of year balance	$260	$260

Adjustments to surplus
Net gain (loss)	26	(140)
Change in net unrealized capital (loss) gains, net of tax	(7)	2
Change in non-admitted assets	45	(9)
Change in net deferred taxes	(45)	31
Change in asset valuation reserve	(9)	(8)
Additional paid-in capital and contributed surplus	50	100
(Loss) gain in surplus as a result of reinsurance, net of tax	(10)	30
Prior year correction	—	(6)

Net adjustments to surplus	50	—

End of year balance	$310	$260

See notes to statutory basis financial statements.

B-104

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2017	2016
Cash flows from operating activities
Net premiums and annuity considerations	$733	$1,212
Investment income received	129	121
Service fees and other income received	(54)	310
Benefits and loss related payments	(1,511)	(1,251)
Net transfers from separate accounts	1,055	240
Commissions, expenses and taxes paid	(168)	(223)
Federal income taxes recovered	36	29
Other	(12)	23

Net cash provided by operating activities	208	461

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	373	436
Stocks	91	—
Derivatives, brokers and miscellaneous applications	38	27
Mortgage loans	14	8

Proceeds from investments sold or matured	516	471

Cost of investments acquired:
Bonds	463	537
Common stocks	—	100
Mortgage loans	107	94
Other invested assets	30	6
Derivatives, brokers and miscellaneous applications	205	250

Cost of investments acquired	805	987

Net decrease in policy loans, net of repayments	(1)	(39)

Net cash used in investing activities	(288)	(477)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	50	100
Intercompany borrowed funds	(148)	43
Net deposits on deposit-type contracts and other insurance liabilities	164	(33)

Net cash provided by financing and miscellaneous activities	66	110

Net increase in cash, cash equivalents and short-term investments	(14)	94
Cash, cash equivalents and short-term investments, beginning of year	126	32

Cash, cash equivalents and short-term investments, end of year	$112	$126

See notes to statutory basis financial statements.

B-105

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and operates as the distributor and principal underwriter for GIAC’s variable products. PAS has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement relating to its Group 401(k) in-force business to Ameritas Life Insurance Corp., a Nebraska Corporation (“Ameritas” or “Buyer”) with the intent to novate this business to Ameritas. The Company effected the sale through an indemnity reinsurance agreement with the Buyer until the Buyer can obtain all of the required regulatory and contract holder approvals to novate the GIAC Group 401(k) in-force contracts through assumption reinsurance (See Note 7). In addition, GIAC entered into a transition services agreement, where Buyer will reimburse GIAC for certain accounting, IT, and other administrative services to the Buyer.

On July 29, 2016, Guardian sold its equity investment in RS Investments Management Co. LLC (“RS Investments”) to Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third party. As a result of this sale, each of the RS funds was recognized into a corresponding newly-formed funds within the Victory Capital family of funds. In connection with this sale, RS Investments and RS Funds Distributor (“RSFD”) transferred by novation all of its rights and obligations to Victory Capital.

RS Investments, a majority-owned subsidiary of GIS, served as the investment adviser on the RS Mutual Fund Family until July 29, 2016. Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of GIS, served as the sub-adviser to certain RS funds until July 29, 2016. RSFD, a wholly-owned subsidiary of RS Investments, a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA and SIPC, served as the sole distributor of the RS Funds until July 29, 2016.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

B-106

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. The sale of Group 401(k) in-force business has been approved by the Delaware Department of Insurance. There are no deviations between the NAIC and the Department as of December 31, 2017 and 2016. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

B-107

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $21 million and $66 million at December 31, 2017 and 2016, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, common stock, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist of investments in subsidiaries (PAS and HSF) of $34 million and $26 million and private equities of $20 million and $7 million as of December 31, 2017 and 2016, respectively. Other invested assets also include investments in surplus notes of $23 million and $12 million as of December 31, 2017 and 2016, respectively, which are carried at amortized cost.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

Other Assets:

Other assets consist primarily of receivables for service fees and mutual fund receivable.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2017 and 2016, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0 million and $0.4 million as of December 31, 2017 and 2016, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-108

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.00%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	3.00% to 6.00%
Deferred Income Annuity, Fixed	3.50% to 4.50%

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b) Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

c) Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The Company issued the following guaranteed living benefits until February 2017:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration ten or later in the form of a payout annuity.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB”) or Living Benefits Rider (“LBR”) contracts guarantee the return of investment on the maturity date.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The

B-109

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2017 and 2016, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2017 and 2016, the Company had $562 million and $555 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $31 million and $34 million as of December 31, 2017 and 2016, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general

B-110

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issued group deposit-type contracts funding agreements for qualified retirement plans for Group 401(k) business. The funding agreements were issued through the general account and the deposits received on these contracts were recorded as liabilities and were not treated as premiums or as revenue under SAP. Effective September 1, 2016, the liabilities of the funding agreements were 100% ceded to Ameritas on a Coinsurance basis (See Note 1 related to changes in Group 401(k) business).

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit-related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non-admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commisioners’ Annuity Reserve Method) of $177 million and $216 million and fees receivables of $60 million and $60 million as of December 31, 2017 and 2016., respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes and interest maintenance reserve. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax

B-111

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Corrections:

During 2016, the Company corrected the 2015 income tax receivable. As such, an adjustment was made to decrease the income tax receivable by $6 million with a charge to surplus. There were no corrections in 2017.

Reclassification

Certain amounts in prior year’s presentation have been reclassified to conform to the current presentation. The reclassification had no effect on previously reported net income or surplus. The investment in surplus notes totaling $12 million have been reclassified from the Bonds to Other Invested Assets on Statutory Basis Balance Sheet for December 31, 2016.

NOTE 3—INVESTMENTS

Bonds and Common Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5* NAIC designation as of December 31, 2017 and 2016.

B-112

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were twenty securities that were sold, redeemed or disposed of with an aggregate amount of $2 million in investment income from prepayment penalties and acceleration fees as of December 31, 2017.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment. There were two securities that were sold, redeemed or disposed of with $0 million in investment income from prepayment penalties and acceleration fees as of December 31, 2017.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

Common stocks are stated at fair value, which is based on quoted market price. Common stocks represents initial seed money to commence investment activities and general operations of various mutual funds (See Note 8). Unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in surplus.

The amortized cost basis and estimated fair value of bonds and common stocks at December 31, 2017 and 2016 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2017		Gains	(Losses)
		(In millions)
U.S. Government	$62	$—	$—	$62
States, Territories and Possessions	2	—	—	2
U.S. Special Revenue	22	2	—	24
Industrial and Miscellaneous	2,832	135	(12)	2,955
Hybrid	2	—	—	2

Total Bonds	$2,920	$137	$(12)	$3,045

Common stocks	$24	$4	$—	$28

Total Common Stock	$24	$4	$—	$28

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2016		Gains	(Losses)
		(In millions)
U.S. Government	$33	$1	$—	$34
States, Territories and Possessions	6	—	—	6
U.S. Special Revenue	11	1	—	12
Industrial and Miscellaneous	2,791	65	(33)	2,823
Hybrid	2	—	—	2

Total Bonds	$2,843	$67	$(33)	$2,877

Common stocks	$100	$2	$(1)	$101

Total Common Stock	$100	$2	$(1)	$101

B-113

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2017, approximately 2.1% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 0.9% of the portfolio at December 31, 2017.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2017
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$250	$250
Due after one year through five years	1,117	1,129
Due after five years through ten years	420	444
Due after ten years	968	1,054
Sinking fund bonds, mortgage-backed securities and asset-backed securities	165	168

Total	$2,920	$3,045

The net change in unrealized capital gain included in surplus for the years ended December 31, 2017 and 2016 are summarized as follows:

	2017	2016
	(In millions)
Changes in net unrealized capital gains attributable to:
Derivatives	$(15)	$7
Common stocks unaffiliated	3	1
Investments in subsidiaries	1	(3)
Tax effect on unrealized capital gains (losses)	4	(3)

Total change in net unrealized capital gains, net of tax	$(7)	$2

Proceeds from sales, maturities and paydowns of investments in bonds amounted to $368 million and $436 million in 2017 and 2016, respectively. Gross gains of $1.4 million and $3.8 million and gross losses of $6.1 million and $1.2 million were realized on sales of bonds in 2017 and 2016, respectively. These amounts are pre-tax and pre-IMR.

In 2017, proceeds from sales of investments in common stocks amounted to $91 million, gross gains of $15 million and no gross losses were realized on sales of common stocks. There were no proceeds from sales of investments in common stocks in 2016.

B-114

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2017	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$51	$—	$2	$—	$53	$—
U.S. Special Revenue	—	—	—	—	—	—
States, Territories and Possessions	—	—	—	—	—	—
Industrial and Miscellaneous	491	(4)	282	(8)	773	(12)

Total Bonds	542	(4)	284	(8)	826	(12)
Common stocks	—	—	—	—	—	—

Total Temporarily Impaired Securities	$542	$(4)	$284	$(8)	$826	$(12)

December 31, 2016	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$4	$—	$—	$—	$4	$—
U.S. Special Revenue	—	—	—	—	—	—
States, Territories and Possessions	—	—	2	—	2	—
Industrial and Miscellaneous	834	(23)	138	(10)	972	(33)

Total Bonds	838	(23)	140	(10)	978	(33)
Common stocks	54	(1)	—	—	54	(1)

Total Temporarily Impaired Securities	$892	$(24)	$140	$(10)	$1,032	$(34)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were one hundred and thirty one securities in an unrealized loss position for greater than 12 months with a book value of $292 million and a fair value of $284 million as of December 31, 2017. There were one hundred and thirty securities in an unrealized loss position for greater than 12 months with a book value of $150 million and a fair value of $140 million as of December 31, 2016.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2017 and December 31, 2016, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2017 or 2016.

The Company’s $407 million and $314 million of investments in mortgage loans on real estate on December 31, 2017 and December 31, 2016, respectively, consisted of loans on commercial real estate properties. Of these amounts, $400 million and $306 million were mortgage loans in which the Company was a participant at December 31, 2017 and December 31, 2016, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2017 or December 31, 2016.

The largest concentrations of commercial real estate mortgage loans are for properties located in California and Texas ($128 million or 31.58% and $50 million or 12.26%) at December 31, 2017. The largest concentrations of commercial

B-115

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

real estate mortgage loans are for properties located in California and Massachusetts ($103 million or 32.94% and $33 million or 10.40%) at December 31, 2016. The Company estimates the fair value of mortgage loans on real estate to be $413 million and $314 million at December 31, 2017 and December 31, 2016, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.25% and 4.32% originated during 2017. The maximum percentage of any single mortgage loan to the value of the security originated in 2017 was 69.92%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded. There were no mortgage loans with principal or interest payments that were past due for more than thirty days at December 31, 2017 and 2016, respectively.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal.

There were no restructured mortgage loans as of December 31, 2017 or December 31, 2016.

The following table set forth the credit quality indicators as of December 31, 2017 and December 31, 2016, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2017
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$73	$—	$9	$—	$—	$—	$82
50% - 59.99%	111	27	19	2	—	—	159
60% - 69.99%	95	—	25	20	—	—	140
70% - 79.99%	16	8	—	2	—	—	26
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$295	$35	$53	$24	$—	$—	$407

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2016
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$40	$15	$—	$—	$—	$—	$55
50% - 59.99%	79	27	14	5	—	—	125
60% - 69.99%	70	7	20	22	—	—	119
70% - 79.99%	10	5	—	—	—	—	15
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$199	$54	$34	$27	$—	$—	$314

B-116

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Investment in Subsidiaries:

Investments in affiliated limited liability subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2017 and 2016:

December 31, 2017

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$23	$—	$23	n/a	n/a	n/a	$—	no	n/a
HSF	100%	11	—	11	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$34	$—	$34				$—

December 31, 2016

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$16	$—	$16	n/a	n/a	n/a	$—	no	n/a
HSF	100%	10	—	10	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$26	$—	$26				$—

There were no dividends received from PAS and HSF in 2017 or 2016.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2017	2016
	(In millions)
Bonds	$107	$102
Mortgage loans	14	10
Policy loans	7	7
Other	3	1

Total gross investment income	131	120
Less: investment expenses	(9)	(7)

Net investment income	$122	$113

B-117

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2017	2016
	(In millions)
Bonds	$(4)	$3
Investments in affiliated mutual funds	15	—
Derivatives and other	(141)	(244)

Total net realized capital losses	(130)	(241)
Transfer from (to) IMR	3	(2)
Capital gain federal income tax expense	4	1

Net realized capital losses, net of tax and transfers to IMR	$(131)	$(244)

As of December 31, 2017 and 2016, there were no declines in fair value of investments that were considered to be other-than-temporary.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product.

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2017 and 2016 were $53 million and $73 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

B-118

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with certain liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2017
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$563	$—	$—	$4	$34	$—
Equity index futures	1,039	—	—	(19)	(175)	—

Total Derivatives	$1,602	$—	$—	$(15)	$(141)	$—

December 31, 2016
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$5	$—	$—	$(3)	$(33)	$—
Equity index futures	1	—	—	10	(211)	—

Total Derivatives	$6	$—	$—	$7	$(244)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $60 million and $78 million at December 31, 2017 and 2016, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million in 2017 and 2016 and pledged as collateral for futures trading of $56 million and $74 million in 2017 and 2016, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.35% and 0.47% of the Company’s total admitted assets at December 31, 2017 and 2016, respectively. There were no non-admitted restricted assets in 2017 and 2016.

B-119

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2017 and 2016.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include common stock that is not actively traded, certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2017 and 2016, none of the Separate Account investments are considered to be Level 3.

B-120

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2017 and 2016:

December 31, 2017	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Common stocks	$—	$28	$—	$28	$28
Separate accounts assets	12,402	1,230	—	13,632	13,632

Total Assets at Fair Value	$12,402	$1,258	$—	$13,660	$13,660

December 31, 2016	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Common stocks	$—	$101	$—	$101	$101
Separate accounts assets	11,839	1,332	—	13,171	13,171

Total Assets at Fair Value	$11,839	$1,433	$—	$13,272	$13,272

The following table summarize changes to the Company’s financial instrument carried at fair value and classified as level 3 in the fair value hierarchy for the year ended December 31, 2017 and 2016.

	2017		2016
	NAIC Bonds	Total	NAIC Bonds	Total
(In millions)
Fair Value, beginning of period	$—	$—	$1	$1
Total gains (losses) (realized or unrealized):
Included in net income	—	—	—	—
Included in surplus	—	—	—	—
Purchases, sales, issuances and settlements:
Purchases	—	—	—	—
Sales	—	—	(1)	(1)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Fair Value, end of period	$—	$—	$—	$—

Transfers into and out of Level 3 are recognized at the end of the reporting period. During 2017 and 2016, there were no securities transferred into and out of Level 3. Transfers in and out of level 3 are determined by the observable/unobservable inputs used in pricing the securities.

B-121

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2017 and 2016 were as follows:

2017
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

2016
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

The Guardian Life Insurance Company of America,

Park Avenue Life Insurance Company,

Sentinel American Life Insurance Company,

Family Service Life Insurance Company,

Managed Dental Care of California,

Managed DentalGuard of Texas,

Managed DentalGuard of New Jersey,

Innovative Underwriters Inc.,

Berkshire Life Insurance Company of America,

First Commonwealth, Inc., and its subsidiaries,

Reed Group Ltd,

GIS Canada Holdings Corp,

Guardian Abbey LLC,

STX Healthcare Management Services, Inc., and

Vital Smiles, Inc.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

B-122

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Tax Cuts and Jobs Act (“the Act”) was enacted into law on December 22, 2017. Effective January 1, 2018, the Act reduces the corporate tax rate to 21%. The Act also included several provisions that impact life insurance companies, including the elimination of the net operating loss carryback and changing the calculation of life insurance tax reserves.

The Company included reasonable estimates for certain effects of the Act and recorded provisional amounts as of December 31, 2017. The Company recorded provisional amounts for tax reserves which resulted in an increase in both deferred tax assets and deferred tax liabilities of $28 million. There was no impact to unassigned surplus as a result of the Act. The Company is currently evaluating these provisional amounts and expects to be complete within one year of the enactment date of the Act. Future changes to these provisional amounts, if any, will be recognized as a change in accounting estimate as the necessary information to update the provisional amounts becomes available.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2017
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$125	$—	$125
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	125	—	125
Deferred Tax Assets Nonadmitted	16	—	16

Subtotal Net Admitted Deferred Tax Asset	109	—	109
Deferred Tax Liabilities (DTLs)	67	1	68

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$42	$(1)	$41

	December 31, 2016
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$121	$—	$121
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	121	—	121
Deferred Tax Assets Nonadmitted	64	—	64

Subtotal Net Admitted Deferred Tax Asset	57	—	57
Deferred Tax Liabilities	19	4	23

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$38	$(4)	$34

B-123

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	Change
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$4	$—	$4
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	4	—	4
Deferred Tax Assets Nonadmitted	(48)	—	(48)

Subtotal Net Admitted Deferred Tax Asset	52	—	52
Deferred Tax Liabilities	48	(3)	45

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$4	$3	$7

As a result of the new tax law and rate, gross DTAs and DTLs were reduced by $84 million and $46 million, respectively.

A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2017 and 2016.

Description	December 31, 2017
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	41	—	41
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	67	—	67
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	41
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	68	—	68

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$109	$—	$109

B-124

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2016
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	34	—	34
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	39	—	39
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	34
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	23	—	23

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$57	$—	$57

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	7	—	7
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	28	—	28
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	7
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	45	—	45

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$52	$—	$52

	2017	2016
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	564%	613%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$308	$256

Impact of Tax Planning Strategies

Description	December 31, 2017
(In millions), except percentages	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$125	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	32%	0%
(3) Net Admitted Adjusted Gross DTAs	109	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	37%	0%

B-125

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2016
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$121	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	28%	0%
(3) Net Admitted Adjusted Gross DTAs	57	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	60%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$4	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	4%	0%
(3) Net Admitted Adjusted Gross DTAs	52	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	-23%	0%
Does the Company’s tax-planning strategies include the use of reinsurance? Yes [ ] No [X]

All DTL were recognized as of December 31, 2017 and 2016.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2017 and 2016:

Description	2017	2016
	(In millions)
Federal income tax benefit on operating loss	$(9)	$(43)
Prior year underaccrual (overaccrual)	(22)	1
Contingent tax	(11)	6
Foreign tax	(1)	(1)

Current federal operations income tax benefit	(43)	(37)
Current federal capital gains income tax expense	4	1

Total current federal income tax benefit	$(39)	$(36)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 were as follows:

Description	2017	2016	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$72	$88	$(16)
GMWB Hedge	38	—	38
Policy acquisition costs	9	17	(8)
Ceding commission—Group 401(k)	6	16	(10)

Gross ordinary DTAs—(admitted and nonadmitted)	$125	$121	$4

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	16	64	(48)

Admitted ordinary DTAs	$109	$57	$52

B-126

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	2017	2016	Change
	(In millions)
Capital:
Impaired securities	$—	$—	$—

Gross capital DTAs—(admitted and nonadmitted)	$—	$—	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	—	—	—

Total admitted DTAs	$109	$57	$52

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$2	$(1)
Reserves Transition Adjustment (8 Year)	28	—	28
Reserves 10 Year Spread	2	1	1
Section 481(a) adjustment	29	—	29
Ceding commission—Group 401(k)	6	16	(10)
Other	1	—	1

Total Ordinary DTLs	$67	$19	$48

Capital:
Unrealized capital gains	1	4	(3)

Capital DTL	1	4	(3)

Total DTL	$68	$23	$45

Net admitted DTAs	$41	$34	$7

The change in net deferred Federal income taxes is comprised of the following:

	2017	2016	Change
Adjusted gross deferred tax assets	$125	$121	$4
Total deferred tax liabilities	68	23	45

Net deferred tax assets	$57	$98	(41)

Tax effect of unrealized capital gains			(4)

Change in net deferred federal income tax benefit			$(45)

Changes in net deferred income tax, including changes attributable to changes in tax rates and changes in tax status, if any, shall be recognized as a separate component of gains and losses in unassigned funds (Surplus).

Contingent Tax Liabilities:

As of December 31, 2017, the Company had $3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2017 and 2016, the Company recognized approximately $(11) million and $3 million in interest and penalties, respectively. The Company has approximately $0 million and $10 million accrued for payment of interest and penalties as of December 31, 2017 and 2016, respectively.

B-127

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2015, the IRS has completed its examinations for tax years 2009 and 2010. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2011 through 2016 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2017	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	$41
Net realized capital losses @ 35%	(45)

Provision calculated at statutory rate	$(4)	35%
Ceding commission—Group 401(k)	(3)	26%
Dividends received deduction	(10)	88%
Change in tax rate	38	-333%
Contingent taxes	(11)	96%
Other	(4)	35%

Total	$6	-53%

Total current federal income tax benefit	$(39)	341%
Change in net deferred federal income taxes benefit	45	-394%

Total statutory income tax benefit	$6	-53%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2017, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2017	$—	$4	$4
2016	—	1	1
2015	—	1	1

Total	$—	$6	$6

As of December 31, 2017, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

B-128

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts, Group 401(k), group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $3,441 million and $3,477 million at December 31, 2017 and 2016, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. In 2016, Ameritas indemnified the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing in 2016, the Company recognized a gain of $29 million, before tax and a reinsurance gain of $50 million, before tax was deferred. The initial $32 million reinsurance gain, net of tax, was included in “(Loss) gain in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus and $18 million was included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations as an offset to the Federal Income tax incurred on the reinsurance gain in 2016. The $32 million, net of tax, reinsurance gain will be amortized into earnings as the earnings on 401(k) emerge in the future. When the remaining in-force Group 401(k) contracts are novated to Ameritas, any remaining unamortized deferred reinsurance gain in surplus will be recorded through earnings. In 2017 and the last four months of 2016, $10 million and $2 million, net of tax of the initial deferred $32 million were amortized from surplus into earnings as Group 401(k) earnings emerged, respectively, bringing the unamortized deferred reinsurance gain in surplus to $20 million and $30 million at December 31, 2017 and 2016, respectively.

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2017			2016
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(29)	$(275)	$(304)	$(31)	$(2,274)	$(2,305)
Reserve adjustments on reinsurance ceded	38	(50)	(12)	3	1,944	1,947
Commissions and expense allowances on reinsurance ceded and other income	(55)	(337)	(392)	(20)	6	(14)

Total Revenues	(46)	(662)	(708)	(48)	(324)	(372)

Policyholder and contract benefits	(39)	(672)	(711)	(40)	(254)	(294)
Increase in aggregate reserves	(10)	24	14	(12)	(105)	(117)

Total expenses	(49)	(648)	(697)	(52)	(359)	(411)

Net gain (loss) on operations from reinsurance ceded	$3	$(14)	$(11)	$4	$35	$39

B-129

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

In 2017 and 2016, there were Modco reinsurance and remitted bonds of $284 million and $0 million, and $2,175 million and $2 million, respectively, which were non-cash transactions and were excluded from the Statutory Basis Statements of Cash Flows.

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $105 million and $138 million in 2017 and 2016, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $8 million and $12 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2017 and 2016, respectively.

Investments:

On September 1, 2016, the Company made initial seed money investments of $100 million to commence investment activities and general operations of the various mutual funds that are established within the Guardian Variable Products Trust (“VIP Trust”), of which $91 million was returned to the Company as of December 31, 2017. PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2017, and 2016, approximately $113 million and $46 million or 0.83% or 0.35%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2017 and 2016, the Company received a total of $50 million and $100 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows. The $50 million fund received in 2017 was used to reduce the outstanding borrowed money (intercompany line of credit) with The Guardian.

In 2017, the Company made a $6 million capital contribution to PAS.

Administrative Services Agreement:

The Company had an administrative services agreement with RSFD and RS Investment that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts until July 29, 2016. Effective July 29, 2016, these service agreements were terminated as a result of sale of the RS Investment. For the year ended December 31, 2016, such fee income amounted to $2 million, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

Line of Credit:

Effective May 1, 2017, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) from $350 million to $750 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2017 and 2016, the amount of drawings on the line of credit amounted to $0 million and $148 million, respectively, are included in “Intercompany borrowed

B-130

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

funds” in the Statutory Basis Balance Sheets. In the fourth quarter of 2017, the Company used approximately $91 million return of seed money from VIP Trust and the $50 million capital contribution to paydown the line of credit balances. Interest expense and commitment fees of $3.2 million and $2.5 million in 2017 and 2016, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $21 thousand and $180 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2017 and 2016, respectively.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2017 and 2016, the amount of drawings on the line of credit amounted to $23 million and $13 million, respectively, are included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment fees of $672 thousand and $257 thousand in 2017 and 2016, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2017 and 2016, the Company paid commissions to PAS which amounted to $28 million and $41 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2017, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2017 and 2016, the Company’s separate accounts statement included legally insulated assets of $13,632 million and $13,171 million, respectively, of which $4 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent

B-131

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2017 and 2016. Fees and expenses due or accrued to the Company’s general account were $237 million and $275 million as of December 31, 2017 and 2016, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $269 million and $254 million for the years ended December 31, 2017 and 2016, respectively.

The general account of the Company paid $0 million and $0.1 million towards separate accounts guarantees for the years ended December 31, 2017 and 2016, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2017 and 2016 were as follows:

December 31, 2017	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$571	$571

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$13,348	$13,348
Market value/not subject to discretionary withdrawals	—	44	44

Total reserves for separate accounts	—	13,392	13,392

Charges for investment management administration and contract guarantees	—	60	60
Accrued expense allowances	—	177	177

Separate accounts liabilities	$—	$13,629	$13,629

December 31, 2016	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,070	$1,070

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	12,854	$12,854
Market value/not subject to discretionary withdrawals	—	39	39

Total reserves for separate accounts	—	12,893	12,893

Charges for investment management administration and contract guarantees	—	60	60
Accrued expense allowances	—	215	215

Separate accounts liabilities	$—	$13,168	$13,168

B-132

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2017	2016
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	571	1,070
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,875)	(1,572)

Net transfers from separate accounts	(1,304)	(502)

Reconciling Adjustments:
Mortality and expense guarantees—variable	161	150
Administrative fees—variable annuity	112	108
Cost of insurance	14	15

Total adjustments	287	273

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(1,017)	$(229)

NOTE 10—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2017 and 2016 were as follows:

December 31, 2017	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$71	$—	$—	$71	0%
At book value less current surrender charge of 5% or more	13	—	—	13	0%
At fair value	—	9,855	2,956	12,811	80%

Total with adjustment or at market value	84	9,855	2,956	12,895	80%
At book value without adjustment (minimal or no charge or adjustment)	863	—	—	863	5%
Not subjected to discretionary withdrawal	2,302	43	—	2,345	15%

Total gross	3,249	9,898	2,956	16,103	100%

Reinsurance ceded	117	—	—	117

Total net	$3,132	$9,898	$2,956	$15,986

B-133

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2016	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$105	$—	$—	$105	1%
At book value less current surrender charge of 5% or more	19	—	—	19	0%
At fair value	—	9,306	3,061	12,367	80%

Total with adjustment or at market value	124	9,306	3,061	12,491	81%
At book value without adjustment (minimal or no charge or adjustment)	997	—	—	997	6%
Not subjected to discretionary withdrawal	1,986	38	—	2,024	13%

Total gross	3,107	9,344	3,061	15,512	100%

Reinsurance ceded	142	—	—	142

Total net	$2,965	$9,344	$3,061	$15,370

NOTE 11— COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $87 million and $78 million in 2017 and 2016, respectively.

NOTE 12—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2017, the maximum amount of dividends the Company could pay The Guardian in 2018 without prior approval from the state insurance regulatory authorities was $114 million.

B-134

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following reconciles the statutory net loss of the Company as reported to the regulatory authorities to consolidated GAAP net loss:

	2017	2016
	(In millions)
Statutory net gain (loss)	$26	$(140)
Adjustments to reconcile to GAAP:
Net gain (loss) of subsidiaries	1	(4)
Change in deferred policy acquisition costs	(21)	28
Future policy benefits	(158)	24
Reinsurance	1	(21)
Federal income tax benefit	40	29
Unrealized (gain) loss on investments	(25)	2
Transfer to interest maintenance reserve	(3)	2
Amortization of interest maintenance reserve	—	(1)

Consolidated GAAP net loss	$(139)	$(81)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2017	2016
	(In millions)
Statutory capital and surplus	$310	$260
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	591	587
Elimination of asset valuation reserve	38	29
Future policy benefits	(276)	(95)
Establishment of additional deferred federal income taxes	(12)	(4)
Unrealized gains on investments	130	79
Separate account accrued expense allowances	(177)	(216)
Other liabilities	(101)	(71)
Deferred gain in surplus as a result of reinsuance, net of tax	(30)	(46)
Other, net	1	3

Consolidated GAAP stockholder’s equity	$474	$526

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 27, 2018, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2017.

B-135

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2017

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2017	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$613,254
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	106,533,023
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	13,958,142
Real estate	—
Contract loans	7,016,521
Cash, cash equivalents and short-term investments	1,888,504
Derivative instruments	—
Other invested assets	890,207
Aggregate write-ins for investment income	217,719

Total gross investment income	$131,117,370

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	406,788,121

Total mortgage loans	$406,788,121

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	78,533,801	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-136

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2017

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2017	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$426,877,689
Over 1 year through 5 years	856,642,428
Over 5 years through 10 years	614,193,934
Over 10 years through 20 years	207,164,441
Over 20 years	951,536,241

Total by Maturity	$3,056,414,733

Bonds by Class—Statement Value
Class 1	$1,745,087,011
Class 2	1,195,798,517
Class 3	93,738,135
Class 4	20,254,668
Class 5	1,536,412
Class 6	—

Total by Class	$3,056,414,743

Total Bonds Publicly Traded	1,550,505,769
Total Bonds Privately Placed	428,819,413
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	28,068,766	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	20,376,085	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	6,567,632	Schedule DB, Part B, Sec. 1
Cash on Deposit	(24,578,575)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	612,734
Credit Life	—
Group Life	19,539
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	20,771	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	1,139,202
Credit Life	—
Group Life	185,493

B-137

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2017

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2017	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	133,078,966
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,628,202,690

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	50,765,296

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	164,055,866
Dividend Accumulations—Account Balance	—

B-138

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement. $3,724,608,853.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	AT&T Inc.	Bonds	$25,121,368	0.7%
b.	Citigroup Inc.	Bonds	$23,665,411	0.6%
c.	Abbvie Inc	Bonds	$23,403,777	0.6%
d.	Anheuser-Busch Inbev Fin	Bonds	$22,579,795	0.6%
e.	Park Avenue Securities LLC	Other Invested Asset	$22,507,350	0.6%
f.	Home Depot Inc.	Bonds	$22,343,202	0.6%
g.	Apple Computer Inc.	Bonds	$22,200,152	0.6%
h.	Ace Ina Holdings	Bonds	$21,649,426	0.6%
i.	Enterprise Products Oper	Bonds	$21,394,581	0.6%
j.	McDonald’s Corp.	Bonds	$21,326,754	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,745,087,001	46.9%	P/RP-1	$—	0.0%
NAIC-2	$1,195,798,517	32.1%	P/RP-2	$—	0.0%
NAIC-3	$93,738,135	2.5%	P/RP-3	$—	0.0%
NAIC-4	$20,254,668	0.5%	P/RP-4	$—	0.0%
NAIC-5	$1,536,412	0.0%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$352,573,614	9.5%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$326,490,075	8.8%
Countries rated NAIC-2	$21,083,539	0.6%
Countries rated NAIC-3 or below	$5,000,000	0.1%

B-139

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$212,240,573	3.3%
Country: Netherlands	$54,295,306	1.5%
Countries rated NAIC-2:
Country: Mexico	$21,083,539	0.6%
Country:
Countries rated NAIC-3 or below
Country: Turks & CAICOS	$3,000,000	0.1%
Country: Turkey	$2,000,000	0.1%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Astrazeneca	1FE,2FE	$20,429,291	0.5%
2.	Shell International Fin	1FE	$15,024,914	0.4%
3.	BP Capital Markets PLC	1FE	$14,592,278	0.4%
4.	Siemens Financieringsmat	1FE	$12,724,279	0.3%
5.	Johnson Controls	2FE	$10,786,479	0.3%
6.	Actavis Funding SCS	2FE	$10,031,263	0.3%
7.	Deutsche Bank AG	2FE	$10,022,788	0.3%
8.	Swedbank AB	1FE	$10,011,402	0.3%
9.	Reckitt Benckiser Tsy	1FE	$9,990,468	0.3%
10.	Vodafone Grp	2FE	$9,479,737	0.3%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?     Yes {X}    No  {  }

B-140

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

	Amount	Percentage
Total admitted assets held in Canadian investments	$85,196,778	2.3%
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$29,175,000	0.8%
b.	Commercial	$18,500,000	0.5%
c.	Commercial	$15,275,000	0.4%
d.	Commercial	$15,000,000	0.4%
e.	Commercial	$14,518,932	0.4%
f.	Commercial	$13,880,089	0.4%
g.	Commercial	$12,950,000	0.3%
h.	Commercial	$12,125,000	0.3%
i.	Commercial	$10,000,000	0.3%
j.	Commercial	$9,681,135	0.3%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$406,788,123	10.9%	$—	0.0%

B-141

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {    }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {    }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$53,373,750	1.4%	$68,494,200	$58,769,150	$52,545,850
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-142

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2017

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$61,863,833	1.70%	$61,863,833	1.70%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	2,144,419	0.06%	2,144,419	0.06%
Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	21,485,354	0.59%	21,485,354	0.59%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	—	0.00%	—	0.00%
Issued or guaranteed by FNMA and FHLMC	—	0.00%	—	0.00%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	96,502	0.00%	96,502	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	121,311,553	3.34%	121,311,553	3.34%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	2,275,477,749	62.65%	2,275,477,749	62.65%
Unaffiliated non-U.S. securities (including Canada)	437,770,392	12.05%	437,770,392	12.05%
Affiliated securities	—	0.00%	—	0.00%

B-143

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2017

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	28,068,766	0.77%	28,068,766	0.77%
Other equity securities:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	406,788,123	11.20%	406,788,123	11.20%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	81,184,054	2.24%	81,184,054	2.24%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	7,530,990	0.21%	7,530,990	0.21%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	111,686,357	3.08%	111,686,357	3.08%
Other Invested Assets	76,943,628	2.12%	76,943,628	2.12%

Total Invested Assets	$3,632,351,720	100.0%	$3,632,351,720	100.0%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-144

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis balance sheets as of December 31, 2017 and 2016, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-145

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2017 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 27, 2018

B-146

Asset Builder

The Guardian Separate Account R

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been incorporated by reference or are included in Part B:

(1)	The Guardian Separate Account R:

Statement of Assets and Liabilities as of December 31, 2017

Statement of Operations for the Year Ended December 31, 2017

Statements of Changes in Net Assets for the Years Ended December 31, 2017 and 2016

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2017 and 2016

Statutory Basis Statements of Operations for the Years Ended December 31, 2017 and 2016

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2017 and 2016

Statutory Basis Statements of Cash Flows for the Years Ended December 31, 2017 and 2016

Notes to Statutory Basis Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(3)

(b) Form of GIAC Selling Agreement(3)

4	Specimen of Variable Annuity Contract(1)

5	Form of Application for Variable Annuity Contract(2)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc(1)

7	Not Applicable

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)

9	Opinion of Counsel(2)

10	Consent of PricewaterhouseCoopers LLP(4)

11	Not Applicable

12	Not Applicable

13	Schedule for Computation of Performance Quotations(1)

14	(a) Power of Attorney executed by Michael Slipowitz(4)

(b) Power of Attorney executed by Gordon Dinsmore(4)

(c) Power of Attorney executed by Michael N. Ferik(4)

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-109483) as initially filed on October 3, 2003.
(2)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-109483) as filed on December 22, 2003.
(3)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-109483) as filed on April 29, 2015.
(4)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of January 5, 2018.

POSITION with GIAC	Name
Director & President	Gordon Dinsmore
Director	Michael N. Ferik
Director, Senior Vice President, Corporate Chief Actuary	Michael Slipowitz
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Senior Vice President, Chief Financial Officer	Roberto C. Ecker
Senior Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Actuary – Individual Life	Charles Marino
Senior Managing Director, Head of Real Estate Investments	Robert T. O’Rourke
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management	Douglas Dupont
Senior Managing Director and Investment Chief Risk Officer	Douglas Niemann
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Douglas Gaylor
Managing Director	John Paul Gillin
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity	Maurice Gordon
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	Brian E. Keating
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Managing Director	David Padulo
Managing Director	Robert A. Reale
Managing Director	John Gargana
Managing Director, ALM, Investments Analytics, Risk and Reporting	Ed Freeman
Vice President, Corporate Tax	Bruce P. Chapin
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Vice President, Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer	Jeff Butscher

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of December 31, 2017. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA HOLDING COMPANY ORGANIZATIONAL CHART (1)

As of 12/31/2017

The Guardian Life Insurance Company of America (5)
(New York Mutual Insurer)
Guardian Acquisition I, LLC (Delaware LLC) (100% owned) ↳ 06/15/2017
Guardian Distributors, LLC (Delaware LLC) (100% owned) ↳ 10/14/2011
Berkshire Life Insurance Company of America (5) (Massachusetts Corp.) (100% owned) ↳ 12/22/2000
First Commonwealth, Inc. (4) (Delaware Corp.) (100% owned) ↳ 8/6/1999
Managed Dental Care (California Corp.) (100% owned) ↳ 4/25/1996
Innovative Underwriters, Inc. (New Jersey Corp.) (100% owned) ↳ 7/26/1999
Managed DentalGuard, Inc. (New Jersey) (100% owned) ↳ 4/5/2001
Managed DentalGuard, Inc. (Texas Corp.) (100% owned) ↳ 1/15/1997
Victory High Yield Fund (6) (Delaware Statutory Trust) (55.94% owned) (2) ↳ 10/9/2006
Victory Strategic Income Fund (6) (Delaware Statutory Trust) (59.51% owned) (2) ↳ 11/23/2009
The Guardian Insurance & Annuity Company, Inc. (Delaware Corp.) (100% owned) ↳ 6/8/1970
Park Avenue Securities LLC (Delaware LLC) (100% owned) ↳ 9/22/1998
Hanover Square Funding, LLC (Delaware LLC) (100% owned) ↳ 4/16/2014
Park Avenue Life Insurance Company (Delaware Corp.) (100% owned) ↳ 3/18/1996
Family Service Life Insurance Company (Texas Corp.) (100% owned) ↳ 6/1/1998
Sentinel American Life Insurance Company (Texas Corp.) (100% owned) ↳ 6/1/1998
Guardian Investor Services LLC (3) (Delaware LLC) (100% owned) ↳ 12/19/2001
GIS DSO Holdings, LLC (Delaware LLC) (100% owned) ↳ 08/02/16
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) ↳ 6/4/2015
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) ↳ 2/5/2015
Hanover Square Real Estate Management LLC (7) (Delaware LLC) (100% owned) ↳ 8/20//2015
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) ↳ 10/01/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) ↳ 12/11/15
GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) ↳ 12/11/15
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) ↳ 11/23/16

(1) This chart shows all entities in which The Guardian Life Insurance Company of America's ownership interest as of December 31, 2017 is 10% or greater.
(2) Calculated as of December 31, 2017.
(3) This entity is a successor to Guardian Investor Services Corporation ↳ 1970. See page 7 for a chart of the subsidiaries of this entity.
(4) See page 2 for a chart of the subsidiaries of this entity.
(5) See page 3 for a chart of the subsidiaries of this entity which holds primarily real estate assets.
(6) This entity is a series fund of Victory Portfolios, a registered investment company organized as a Delaware statutory trust.
(7) See page 4 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 2

First Commonwealth, Inc. (Delaware Corp.) (100% owned) 8/6/1999
First Commonwealth of Illinois, Inc. (Illinois Corp.) (100% owned) 8/6/1999
First Commonwealth Limited Health Services Corporation (Illinois Corp.) (100% owned)
First Commonwealth of Missouri, Inc. (Missouri Corp.) (100% owned) 8/6/1999
First Commonwealth Limited Health Service Corporation of Michigan (Michigan Corp.) (100% owned) 8/6/1999
First Commonwealth Insurance Company (Illinois Corp.) (100% owned) 8/6/1999
Managed DentalGuard, Inc. (Ohio Corp.) (100% owned) 8/9/2010
Guardian India Operations Private Limited (India Corp) (99.999% owned) 8/1/2014
Premier Group, Inc. (California Corp.) (100% owned) 8/1/2014
Premier Access Insurance Company (California Corp.) (100% owned) 8/1/2014
Premier Access Administrators (California Corp.) (100% owned) 8/1/2014
Blue Hills Dental Plan of Arizona, Inc. (Arizona Corp) (100% owned) 8/1/2014
Access Dental Plan of Nevada, Inc. (Nevada Corp.) (100% owned) 8/1/2014
Access Dental Plan (California Corp.) (100% owned) 8/1/2014
Access Dental Plan of Utah, Inc. (Utah Corp) (100% owned) 8/1/2014
Avesis Incorporated (Delaware Corp.) (100% owned) 01/29/2016
Avesis Insurance Incorporated (Arizona Corp.) (100% owned) 01/29/2016
Avesis Third Party Administrators, Inc. (Arizona Corp.) (100% owned) 01/29/2016
Avesis of New York, Inc. (New York Corp.) (100% owned) 01/29/2016
Avesis of Washington, D.C., Inc. (Washington, D.C. Corp.) (100% owned) 01/29/2016

The date GLICOA either directly or indirectly acquired control.

Page 3[1]

The Guardian Life Insurance Company of America (New York Mutual Life Insurer) 04/10/1860
Guardian Shores, LLC (Delaware LLC) (100% owned) ↳ 07/12/2010
Shores, LLC (Delaware LLC) (50% owned) ↳06/02/2010
Hanover Goodyear LLC* (Delaware LLC) 100% owned ↳ 02/25/2010
Guardian Park Place LLC (Delaware LLC) (100% owned) ↳ 07/12/2011
Hanover Acquisition LLC (Delaware LLC) (100% owned) ↳ 07/20/2004
Guardian Ledges, LLC (Delaware LLC) 100% owned ↳11/04/2008
Guardian Quincy, LLC (Delaware LLC) (100% owned) ↳12/02/2008
Hanover Acquisition 5 LLC (Delaware LLC) (100% owned) ↳10/16/2012
Guardian Piazza D'Oro (Delaware LLC) 100% owned ↳ 09/12/2013
Guardian Cliffside LLC* (Delaware LLC) (60% owned) ↳05/04/2010
Airside Business Park LP (Pennsylvania LP) 25% GLIC owned ↳10/28/1998
Guardian Juanita Village, LLC (Delaware LLC) (100% owned) ↳10/16/2012
Hanover Acquisition 3 LLC (Delaware LLC) (100% owned) ↳ 01/20/2012
Hanover Acquisition IV LLC (Delaware LLC) (100% owned) ↳ 05/22/2012
Hanover Acquisition II LLC (Delaware LLC) (100% owned) ↳ 12/22/2009
Hanover South Barrington LLC (Delaware LLC) (100% owned) ↳03/24/2017
360 S. Acacia Partnership (New York GP) (53% owned) ↳11/23/1988
Guardian Lumiere LLC (Delaware LLC) (100% owned) ↳03/18/2016
Guardian Tryon Village LLC (Delaware LLC) (100% owned) ↳07/23/2011
Broadway Denver LLC* (Delaware LLC) (60% owned) ↳03/26/2012
G-M Joint Venture (Tennessee GP) (90% owned) ↳09/27/1989
Space Center Apartments, LLC (Delaware LLC) (50% owned) ↳11/5/2008
SpaceSub Apartments, Ltd. (Texas Ltd) (50% indirectly owned by Guardian through Space Center Apartments, LLC) ↳ 11/7/2008
SpaceSub GP, L.L.C. (Texas LLC) (50% indirectly owned by Guardian through Space Center Apartments, LLC) ↳ 11/7/2008
GH Scottsdale I LLC (Delaware LLC) (50% owned) ↳09/05/1997
Guardian /KW Hayward Member, LLC * (Delaware LLC) (60% owned) ↳04/24/2012
Guardian Timber Ridge LLC* (Delaware LLC) (90% owned) ↳12/14/2011
Hanover Acquisition VI, LLC (Delaware LLC) (100% owned) ↳05/14/2003
Guardian Exchange LLC (Delaware LLC) (100% owned) ↳05/05/2016
B.A. Ventures, LLC (New York LLC) (50% owned) ↳07/02/1997
Guardian Forest Creek LLC* (Delaware LLC) (90% owned) ↳08/23/2012
Hanover Hoffman Estates LLC (Delaware LLC) (100% owned) ↳ 01/06/2015
Seasons Lynnwood, LLC (Delaware LLC) (100% owned) ↳ 10/31/2014
Hanover Suwanee Center LLC (Delaware LLC) (100% owned) ↳ 12/28/2015
GH Warner LLC (Delaware LLC) (50% GLIC owned) ↳06/26/1995
Guardian/Abbey, LLC (Delaware LLC) (72% owned) ↳07/23/2007
400 Columbus Avenue LLC (New York LLC) (100% owned) ↳03/01/1995
Berkshire Life Insurance Company of America (Massachusetts Corp.) (100% owned) ↳ 12/22/2000
Berkshire Acquisition LLC (Delaware LLC) (100% owned) ↳ 09/20/2010
Berkshire Acquisition II, LLC (Delaware LLC) (100% owned) ↳ 04/17/2013
Guardian Mercury, LLC (Delaware LLC) (100% owned) ↳05/12/2009
The Mercury Homes, LLC (Delaware LLC) (27% owned) ↳04/01/2009

(1) This chart shows subsidiaries holding primarily real estate assets

↳ The date GLICOA either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

** Investments has not identified exact percentage, but it is greater than 50% and the GLICOA entity is the majority owner.

Page 4

Hanover Square Real Estate Management LLC
(Delaware LLC)
(100% owned)
↳ 8/202015
901 Hawthorne/250 Spring Lake, LLC
(Delaware LLC)
(60% owned)
↳07/27/2006
Guardian Park Potomac LLC
(Delaware LLC)
(100% owned)
↳10/3/2013
GFP Residential Holdings, LLC
(Delaware LLC)
(50% indirectly owned by Guardian through Guardian Park Potomac LLC)
↳ 7/17/2013
Hanover Square TAP LLC (1)
(Delaware LLC)
(100% owned)
↳ 10/28/15
Hanover Square LCP LLC (2)
(Delaware LLC)
(100% owned)
↳ 10/28/15
Willowbrook Center Joint Venture (IL GP)
(90% GLIC owned)
↳02/21/1991
Guardian Parkside Commons LLC
(Delaware LLC)
(100% owned)
↳ 2/18/2004
Parkside Commons Apartments LLC
(Delaware LLC)
(90% indirectly owned by Guardian through Guardian Parkside Commons LLC)
↳ 4/12/2007

---

(1) See pages 5, 6, 9, 10 and 11 for charts of the subsidiaries of this entity.

(2) See page 8 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 5

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian Deasil Holdings, LLC
(Delaware LLC)
(100% owned)
☞12/18/2014
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
☞5/8/2014
Deasil Manager LLC
(Delaware LLC)
(39.61% indirectly owned by Guardian through TruAmerica Properties II LLC)
☞11/25/2014
Deasil Lender LLC
(Delaware LLC)
(39.61% indirectly owned by Guardian through TruAmerica Properties II LLC)
☞12/19/2014
Deasil Land Partners LLC
(Delaware LLC)
15.35% indirectly owned by Guardian
(11.39% through Guardian Deasil Holdings LLC and 3.9612% through Deasil Manager LLC)
☞11/25/2014
Mediterranean Operator LLC *
(Delaware LLC)
(39.61% indirectly owned by Guardian through Deasil Manager LLC)
☞11/24/2014
Bayridge Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Canyon Crest Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Canyon Ridge Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Colonnade Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Colony Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Forest Park Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Harborview Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Hidden Hills Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Mediterranean Fee Owner LP *
(Delaware LLP)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/26/2014
Mountain Summit Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Reche Ridge Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Towne Center Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Tuscan Village Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014
Waterstone Magnolia Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
☞11/20/2014

* Asset sold; entity to be cancelled.

☞ The date GLICOA either directly or indirectly acquired control.

Page 6

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian Ponderosa LLC
(Delaware LLC)
(100% owned)
↳ 5/28/2014
Guardian Lowry LLC
(Delaware LLC)
(100% owned)
↳ 5/28/2014
TruAmerica Properties II LLC ("TAP II")
(Delaware LLC)
(40% owned)
↳ 5/8/2014
Monaco Parkway Manager LLC (Delaware LLC)
37% indirectly owned by Guardian through TAP II
(92 % owned by TAP II)
↳ 5/7/2014
Monaco Parkway Land Partners LLC
(Delaware LLC)
(25% owned by Guardian Lowry LLC; 10% owned by Monaco Parkway Manager LLC)
↳ 5/7/2014
Monaco Parkway Fee Owner LLC
(Delaware LLC)
25% indirectly owned by Guardian through Guardian Lowry LLC
plus 3.7% indirectly owned by Guardian through TAP II
(100% owned by Monaco Parkway Land Partners LLC)
↳ 5/7/2014
Galena Way Land Partners LLC
(Delaware LLC)
25% owned by Guardian Ponderosa LLC; 10% owned by
Galena Way Manager LLC
↳ 5/7/2014
Galena Way Manager LLC
(Delaware LLC)
37% indirectly owned by
Guardian through TAP II
(92 % owned by TAP II)
↳ 5/7/2014
Galena Way Fee Owner LLC
(Delaware LLC)
25% indirectly owned by Guardian through Guardian Ponderosa LLC plus 3.7% indirectly owned by Guardian through TAP II
(100% owned by Galena Way Land Partners LLC)
↳ 5/7/2014

* Asset sold; entity to be cancelled.

↳ The date GLICOA either directly or indirectly acquired control.

Page 7

Guardian Investor Services LLC
(Delaware LLC)
(100% owned)
12/19/2001
GIS Credit Opportunities LLC
(Delaware LLC)
(100% owned)
10/01/2015
GIS Strategic Ventures, LLC
(Delaware LLC)
(100% owned)
06/4/2015
Reed Acquisitions LLC
(Delaware LLC)
(100% owned)
12/11/15
GIS Canada Holdings Corp.
(Delaware Corporation)
(100% owned)
12/11/15
Park Avenue Credit Opportunities LLC
(Delaware LLC)
(100% owned)
11/23/16
Park Avenue Institutional Advisers LLC
(Delaware LLC)
(100% owned)
02/5/2015
Hanover Square Real Estate Management LLC (1)
(Delaware LLC)
(100% owned)
08/202015
Park Avenue Institutional Advisers CLO Ltd 2016-1
(exempted company incorporated with limited liability under the laws of the Cayman Islands)
(100% owned)
11/10/2015
Park Avenue Institutional Advisers CLO Ltd 2017-1
(exempted company incorporated with limited liability under the laws of the Cayman Islands)
(100% owned)
10/28/2016
Reed Group Management LLC
(Connecticut LLC)
(100% owned)
12/31/15
Reed Group, Ltd.
(Colorado Corp.)
(100% owned)
12/31/2012
Reed Group Canada Services ULC
(Canadian Unlimited Liability Company)
(100% owned)
12/16/15
GIS DSO Holdings, LLC
(Delaware LLC)
(100% owned)
08/02/16
Reed Group Claim Services LLC
(New York LLC)
(100% owned)
12/31/15
Access Professional Dental Care, LLC
(Delaware LLC)
(100% owned)
7/17/2014
Access Dental Services, LLC
(Delaware LLC)
(100% owned)
5/16/2014
STX Healthcare Management Services, Inc.
(Delaware Corporation)
(100% owned)
08/24/16
Harbor Discount Plan, LLC
(Texas LLC)
(100% owned)
08/24/16
Vital Smiles, Inc.
(Alabama Corporation)
(100% owned)
08/24/16

(1) See page 4 for a chart of the subsidiaries of this entity.

The date GLICOA either directly or indirectly acquired control.

Page 8

Hanover Square LCP LLC (Delaware LLC) (100% owned) ↳ 10/28/2015
Guardian LCP Commercial I LLC (Delaware LLC) (100% owned) ↳ 04/11/2012
LEI LCP-GL Commercial, LLC (Delaware LLC) (75% owned) ↳ 04/12/2012
Guardian CapCo, LLC (Delaware LLC) (100% owned) ↳ 06/16/2010
Lowe Capital Partners, LLC (Delaware LLC) (80% owned) ↳ 06/28/2010
Guardian LEIM, LLC (Delaware LLC.) (100% owned) ↳ 06/16/2010
Lowe Enterprises Investment Management, LLC (Delaware LLC) (50% owned) ↳ 08/19/2010
Guardian LCP Hospitality I LLC (Delaware LLC) (100% owned) ↳ 06/01/2011
LEI LCP-GL, LLC (Delaware LLC) (75% owned) ↳ 04/25/2011
Guardian LCP Hospitality Finance LLC (Delaware LLC) (100% owned) ↳ 03/29/2012
LEI LCP-GL II, LLC (Delaware LLC) (73% owned) ↳ 03/21/2011
Guardian LCP2A, LLC (Delaware LLC) (100% owned) ↳ 09/26/2014
Lowe Capital Partners 2A, LLC (Delaware LLC) (93.33% owned) ↳ 10/17/2014
LCP2A-FA Silk Investor, LLC (Delaware LLC) (93.33% owned) ↳ 12/30/2014
FA-LEI Silk Venture, LLC (Delaware LLC) (13.99% owned) ↳ 12/30/2014
FA-LEI Silk Factory Associates, LLC (Delaware LLC) (13.99% owned) ↳ 09/29/2014
Guardian LEI Co-Investment, LLC (Delaware LLC) (100% owned) ↳ 09/20/2016
LEI Co-Investment, LLC (Delaware LLC) (80% owned) ↳ 09/15/2016
Guardian LCP2B, LLC (Delaware LLC) (100% owned) ↳ 12/16/2014
Lowe Capital Partners 2B, LLC (Delaware LLC) (50% owned) ↳ 12/24/2014
Guardian LEI Co-Investment 2, LLC (Delaware LLC) (100% owned) ↳ 11/03/2017
LEI Co-Investment 2 LLC (Delaware LLC) (100% owned) ↳ 12/14/2017

↳ The date GLICOA either directly or indirectly acquired control.

Page 9

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian SLC Redwood Holdings II LLC
(Delaware LLC)
(100% owned)
† 10/8/2015
Guardian SLC Redwood Holdings LLC
(Delaware LLC)
(100% owned)
† 09/17/2015
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
†4/2/2013
Redwood Land Partners LLC
(Delaware LLC)
(10% owned by Redwood TA Manager LLC)
(90% owned by Guardian SLC Redwood Holdings LLC)
† 08/26/2015
Redwood TA Manager LLC
(Delaware LLC)
(90% owned)
† 08/26/2015
SLC Somerset Fee Owner LLC
(Delaware LLC)
(100% owned)
† 08/26/2015
Redwood Land Partners II LLC
(Delaware LLC)
(10% owned by Redwood TA II Manager LLC)
(90% owned by Guardian SLC Redwood Holdings II LLC)
† 10/7/2015
Redwood TA II Manager LLC
(Delaware LLC)
(90% owned)
† 10/7/2015
SLC Southwillow Fee Owner LLC
(Delaware LLC)
(100% owned)
† 8/26/2015

† The date GLICOA either directly or indirectly acquired control.

Page 10

- **Hanover Square TAP LLC** (Delaware LLC) 10/28/2015
  - **TruAmerica Multifamily LLC** (Delaware LLC) (80% GLIC owned) ↳04/02/2013
  - **Guardian Mercury-Gemini Holdings LLC** (Delaware LLC) (100% owned) ↳ 08/06/2015
    - **Mercury Land Partners LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian (11.39% through Guardian Mercury-Gemini Holdings LLC and 3.9598% through Mercury TA Manager LLC) ↳ 07/10/2015
      - **Mercury Village Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - **Mercury Hanover Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - **Mercury Township Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - **Mercury Park Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - **Mercury Commons Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - **Mercury Constellation Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - **Mercury Windsor Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
      - **Gemini Alderwood Park Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - **Gemini Ridgetop Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - **Gemini Ridgegate Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - **Gemini Wellington Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - **Gemini Bridge Creek Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - **Gemini Boulder Creek Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
      - **Gemini Settlers Point Fee Owner LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
  - **TruAmerica Properties II LLC** (Delaware LLC) (40% owned) ↳ 05/8/2014
    - **Mercury TA Manager LLC, a Delaware LLC** (Delaware LLC) (39.598% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳ 07/10/2015
    - **Mercury Lender LLC** (Delaware LLC) (39.598% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳ 07/10/2015

↳ The date GLICOA either directly or indirectly acquired control.

Page 11

Hanover Square TAP LLC (Delaware LLC) 10/28/2015
U.S. REIF Paradise Valley Manager, LLC (Delaware LLC) (72% owned) 05/23/2014
U.S. REIF Paradise Valley Venture, LLC (Delaware LLC) (10.8% owned) 05/23/2014
U.S. REIF Paradise Valley California, LLC (Delaware LLC) (10.8% owned) 05/23/2014
Sierra Ridge Manager LLC (Delaware LLC) (78.63% owned) 08/01/2014
U.S. REIF Sierra Ridge Venture, LLC (Delaware LLC) (11.79% owned) 08/07/2014
U.S. REIF Sierra Ridge CA LP (Delaware limited partnership) (11.79% owned) 08/18/2014
Sierra Ridge Operator LLC (Delaware LLC) (78.63% owned) 08/01/2014
U.S. REIF Westhaven Apartments Manager LLC (Delaware LLC) (78.17% owned) 01/28/2014
U.S. REIF Westhaven Apartments Venture, LLC (Delaware LLC) (11.72% owned) 01/24/2014
U.S. REIF Westhaven Apartments Washington, LLC (Delaware LLC) (11.72% owned) 01/24/2014
Benson Road Manager LLC (Delaware LLC) (77.09% owned) 02/06/2014
Benson Road Land Partners LLC (Delaware LLC) (15.41% owned) 02/06/2014
Benson Road Fee Owner LLC (Delaware LLC) (15.41% owned) 02/06/2014
Oasis Manager LLC (Delaware LLC) (74% owned) 07/15/2016
Oasis Land Partners LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Rainbow Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Vegas Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Jones Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
AXIS Manager LLC (Delaware LLC) (75.69% owned) 03/01/2016
AXIS Land Partners LLC (Delaware LLC) (11.35% owned) 03/01/2016
AXIS Fee Owner LLC (Delaware LLC) (11.35% owned) 03/01/2016
Mariner Manager LLC (Delaware LLC) (80% owned) 04/04/2016
Mariner Land Partners LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Bayshore Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Sherwood Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Southfield Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016

The date GLICOA either directly or indirectly acquired control.

Item 27.	Number of Contract Owners

Type of Contract	As of March 31, 2018
Non-Qualified	12,115
Qualified	34,454

Total	46,569

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of PAS, as of January 5, 2018. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

POSITION with PAS	Name
Manager & President	John Palazzetti
Manager	Christopher Dyrhaug
Manager	Michael N. Ferik
Senior Vice President, Principal Executive Officer, Wholesale Division	James Lake
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Vice President, Financial Officer, Wholesale Division	John Walter
Vice President, Head of Business Administration and Control	Barbara Fuentez
Vice President, Business Development, Group	Michael Kryza
Second Vice President & Chief Compliance Officer	Kenneth Goodall
Second Vice President, Chief Compliance Officer, Wholesale Division	Jeff Butscher
Second Vice President, Individual Markets Controller	Thomas Cahill
Second Vice President, Head of Business Management	Jerry Cassero
Director, Business Technology Services	Raj Jwaleshan
Second Vice President, Head of Strategic Initiatives	Marianne Caswell
Second Vice President, National Control Officer	Frank Ingraham
Second Vice President, Wholesale Division	Nahulan Ethirveerasingam
Assistant Vice President, Operations	Michael Ryniker
Assistant Vice President, Head of Wealth Management and Annuity Operations	Christian Mele
Director, Agent Contracting & Licensing	Gregory Blazinski
Corporate Secretary	Sonya L. Crosswell
Counsel	Joshua Hergan
Manager, Business Development	Jason Eskenazi
Finance Manager	Carrie Corej
Finance Manager	Yossi Rosanel
Assistant Corporate Secretary	Robert D. Grauer
Anti-Money Laundering Compliance Officer	James Anderson

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 6255 Sterner’s Way, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account R certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 27th day of April, 2018.

The Guardian Separate Account R
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC.
(Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Gordon Dinsmore*	Director and President
Gordon Dinsmore (Principal Executive Officer)

/s/ Roberto C. Ecker	Senior Vice President, Chief Financial Officer
Roberto C. Ecker
(Principal Financial Officer)

/s/ Michael N. Ferik*	Director
Michael N. Ferik

/s/ Michael Slipowitz*	Director & Senior Vice President & Corporate Chief Actuary
Michael Slipowitz

By	/s/ Richard T. Potter, Jr.	Date: April 27, 2018
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

*	Pursuant to Power of Attorney.

Exhibit Index

Number	Description
10	Consent of PricewaterhouseCoopers LLP
14(a)	Power of Attorney executed by Michael Slipowitz
14(b)	Power of Attorney executed by Gordon Dinsmore
14(c)	Power of Attorney executed by Michael N. Ferik

C-18